VANGUARD(R)MUNICIPAL BOND FUNDS

ANNUAL REPORTS * OCTOBER 31, 2002


VANGUARD TAX-EXEMPT MONEY MARKET FUND
VANGUARD SHORT-TERM TAX-EXEMPT FUND
VANGUARD LIMITED-TERM TAX-EXEMPT FUND
VANGUARD INTERMEDIATE-TERM TAX-EXEMPT FUND
VANGUARD INSURED LONG-TERM TAX-EXEMPT FUND
VANGUARD LONG-TERM TAX-EXEMPT FUND
VANGUARD HIGH-YIELD TAX-EXEMPT FUND

THE VANGUARD GROUP LOGO(R)

EARNING YOUR TRUST EVERY DAY

The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior,we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


--JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

--------------------------------------------------------------------------------
SUMMARY

* For the 12 months ended October 31, 2002, the Vanguard Municipal Bond Funds provided solid returns ranging from 1.5% to 5.8%. Five of our seven funds outpaced their respective average peer mutual funds.

* The yields of nearly all tax-exempt bonds fell, particularly those of short-term issues.

* Nonetheless, short-term tax-exempt bonds had yields higher than those of comparable-maturity Treasury issues at the fiscal year-end.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   7    Report from the Adviser
  10    Fund Profiles
  17    Glossary of Investment Terms
  18    Performance Summaries
  31    Financial Statements
  53    Advantages of Vanguard.com

Letter from the Chairman

Fellow Shareholder,

Most bonds provided a haven during the 12 months ended October 31, 2002--a period marked by economic uncertainty, continued weakness in stocks, and falling interest rates--and municipal issues were especially good performers. Indeed, the returns of some tax-exempt bonds rivaled those of taxable securities with similar maturities even before factoring in the muni bonds' significant tax advantages.

     The Vanguard(R) Municipal Bond Funds posted fiscal-year returns that ranged from 1.5% for the Tax-Exempt Money Market Fund to 5.8% for the Insured Long-Term Tax-Exempt Fund's Admiral Shares. As shown in the table on page 4, five of our seven funds outpaced their average competitors. The Short-Term Tax-Exempt Fund matched its peer group average, and the Intermediate-Term Tax-Exempt Fund lagged slightly.

     Certainly one factor contributing to the solid returns of bonds was the poor performance of stocks, which drove many investors to fixed income securities.

     The table at left shows the components of each fund's 12-month total return along with the yield for each share class (both Investor Shares and Admiral(TM) Shares, a lower-cost share class for large and long-standing accounts) at the fiscal year-end. Three of the funds had a negative capital return, but the income they earned more than offset the price drops.

--------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS                                   FISCAL YEAR ENDED
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
SEC
VANGUARD                        TOTAL       INCOME       CAPITAL     ANNUALIZED
TAX-EXEMPT FUND                RETURN       RETURN        RETURN         YIELD*
--------------------------------------------------------------------------------
MONEY MARKET**                    1.5%         1.5%          0.0%          1.65%
SHORT-TERM
  Investor Shares                 2.8          2.9          -0.1           1.89
  Admiral Shares                  2.9          3.0          -0.1           1.94
LIMITED-TERM
  Investor Shares                 4.0          3.9           0.1           2.60
  Admiral Shares                  4.1          4.0           0.1           2.65
INTERMEDIATE-TERM
  Investor Shares                 4.4          4.6          -0.2           3.32
  Admiral Shares                  4.4          4.6          -0.2           3.37
INSURED LONG-TERM
  Investor Shares                 5.7          4.8           0.9           3.71
  Admiral Shares                  5.8          4.9           0.9           3.76
LONG-TERM
  Investor Shares                 5.0          4.9           0.1           3.92
  Admiral Shares                  5.1          5.0           0.1           3.97
HIGH-YIELD
  Investor Shares                 3.7          5.4          -1.7           4.65
  Admiral Shares+                 3.0          5.2          -2.2           4.70
--------------------------------------------------------------------------------
*    7-day yield for  Tax-Exempt  Money Market Fund;  30-day yield for the other funds.
** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
+    Since inception, November 12, 2001.

Yields for all of the fundswere lower than at the start of the fiscal year, reflecting the decline in interest rates. The yield of the High-Yield Tax-Exempt Fund fell just 16 basis points (0.16 percentage point); for the other funds, yields declined at least 32 basis points. The yield of the Short-Term Tax-Exempt Fund fell farthest, dropping 65 basis points. For starting and ending net asset values and per-share distributions for each fund, please see the table on page 6.

BONDS POSTED SOLID RETURNS DESPITE DOWNGRADES

Outside of the "junk" market, bonds generated respectable returns, with the Lehman Brothers Aggregate Bond Index--a proxy for taxable investment-grade bonds--gaining 5.9%. But corporate issues were dogged by downgrades and defaults. For every issuer that received a higher credit rating during the third calendar quarter of 2002, five saw downgrades, according to Moody's Investors Service. And through June 30, 40% of all high-yield (junk) bonds issued in 1997, 1998, and 1999 were in default, according to Fitch Ratings.

     The credit problems in the corporate sector made government and agency securities, which have essentially no (or very little) credit risk, especially appealing to investors, and they posted the taxable bond market's highest returns.

     Meanwhile, near-stable prices allowed the Federal Reserve Board to continue cutting interest rates to spur the economy. Early in the fiscal year, the Fed twice reduced its target for the federal funds rate--the interest charged on overnight loans between banks--by a total of 75 basis points, to 1.75%, the lowest level in four decades. (Just after the fiscal year-end, the Fed made yet another cut, bringing the target rate to 1.25%.)


--------------------------------------------------------------------------------
MARKET BAROMETER                                   AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED OCTOBER 31, 2002
                                             -----------------------------------
                                               ONE         THREE           FIVE
                                              YEAR         YEARS          YEARS
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                    5.9%          9.2%           7.4%
  (Broad taxable market)
Lehman 10 Year Municipal Bond Index            6.2           8.2            6.3
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                     1.9           4.1            4.4
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)              -14.6%        -11.7%           0.7%
Russell 2000 Index (Small-caps)              -11.6          -3.2           -1.7
Wilshire 5000 Index (Entire market)          -13.4         -11.3            0.1
MSCI All Country World Index Free
  ex USA (International)                     -10.9         -13.1           -3.0
================================================================================
CPI
Consumer Price Index                           2.0%          2.5%           2.3%
--------------------------------------------------------------------------------

     In early October, the yield of the 10-year U.S. Treasury note fell to 3.61%--its lowest level in more than 40 years. At the fiscal year-end, the 10-year Treasury's yield was 3.89%, down 34 basis points from the start of the period. The yield of the 3-month Treasury bill, which is most sensitive to the Federal Reserve's moves, ended 56 basis points lower, at 1.45%.

* MUNIS OUTPERFORMED TAXABLE BONDS, AND THE YIELD GAP SHRANK

The period proved especially rewarding for muni bonds. As you can see in the table on page 2, the Lehman 10 Year Municipal Bond Index, a broad measure of intermediate-term tax-exempt bonds, outperformed the broad taxable bond market.

     By the fiscal year-end, yields of short-term municipal securities were actually higher than those of their Treasury counterparts. On October 31, the yield of a top-quality 2-year municipal note stood at 1.70%, while the yield of a comparable Treasury note was 1.67%. For municipal securities to offer yields that are higher than--or even very close to--those of taxable bonds is rare indeed, simply because the income from munis is exempt from federal income taxes while the income from Treasuries is not.

--------------------------------------------------------------------------------
At fiscal year-end, munis at the shorter end of the maturity spectrum were providing higher yields than their Treasury counterparts.
--------------------------------------------------------------------------------

     For a maturity of 10 years, municipal bonds offered nearly 94% of the yield of a comparable Treasury note on October 31, meaning that an investor in any tax bracket would earn higher after-tax returns from munis than from Treasuries. For investors in the highest federal income tax bracket, a 10-year municipal note that yielded 3.64% was equivalent to a taxable yield of 5.93%.

* STOCKS SAGGED AMID WORRIES ABOUT PROFITS AND WAR

Weak corporate earnings, accounting scandals, a tepid economy, and talk of war with Iraq plagued the stock market, with broad indexes hitting multiyear lows in early October. A strong rebound in the final weeks of the fiscal year mitigated some of the damage, but the U.S. equity market, as measured by the Wilshire 5000 Total Market Index, posted a 12-month return of -13.4%.

     The U.S. economy recovered from 2001's recession, but economic expansion was less than robust. Nevertheless, in a promising sign, business spending on computer hardware and software grew modestly in the second half of the fiscal year. And corporate profits in the third calendar quarter of 2002 were, on average, up modestly from the weak numbers reported a year earlier.

MOST VANGUARD TAX-EXEMPT FUNDS OUTPACED PEERS

As shown in the table on page 4, five of our municipal bond funds outperformed their average competitors--in several cases by wide margins. (As noted earlier, the Short-Term Tax-Exempt Fund matched the return of its average peer, while the Intermediate-Term Tax-Exempt Fund lagged its peer by 0.4 percentage point.)

--------------------------------------------------------------------------------
TOTAL RETURNS                                                 FISCAL YEAR ENDED
                                                               OCTOBER 31, 2002
                                     -------------------------------------------
                                                         AVERAGE
                                          VANGUARD     COMPETING
                                              FUND         FUND*     DIFFERENCE
--------------------------------------------------------------------------------
Money Market                                   1.5%          0.9%          +0.6%
Short-Term                                     2.8           2.8            0.0
Limited-Term                                   4.0           3.4           +0.6
Intermediate-Term                              4.4           4.8           -0.4
Insured Long-Term                              5.7           4.7           +1.0
Long-Term                                      5.0           4.2           +0.8
High-Yield                                     3.7           2.6           +1.1
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.


    The High-Yield Tax-Exempt Fund outpaced its average peer by the largest margin (1.1 percentage points).With investors ultrasensitive to credit ratings, the fund had an edge over many competitors because it tends to hold higher-quality bonds than its competitors. This positioning helped it to achieve a third straight year of outperformance. However, the fund also had the steepest price decline (-1.7% for Investor Shares) among our funds, showing that in the muni market, as in the taxable market, many investors were steering clear of lower-quality bonds. We should add that if bonds with the lowest credit ratings rebound, then the High-Yield Tax-Exempt Fund's emphasis on higher-quality holdings may hinder, rather than bolster, its relative performance.

     We also want to caution that, because the yields of all seven funds have now declined over two fiscal years in a row, future returns may not be as robust as those of the past few years. Over long periods, fluctuations in bond prices tend to cancel each other out, leaving current yields as the best, though far from perfect, indicator of future returns.

     For more details on the municipal bond market and our funds' performance during the fiscal year, please see the Report from the Adviser, which begins on page 7.

--------------------------------------------------------------------------------
With bond yields low, future returns may not be as robust as in the recent past.
--------------------------------------------------------------------------------

OUR LONG-TERM RECORD SHINES

No matter the result, one year is a very short interval in which to judge a fund's performance.Because most people invest for a long-term objective--such as funding retirement or providing for a child's education--we recommend that investors take a long-term view to get the best assessment of fund performance.

     The table on page 5 shows the 10-year annualized returns of our funds' Investor Shares compared with those of their average peers. It also shows the final value of hypothetical $10,000 investments made in each at the start of the period.

As you can see, all seven Vanguard funds earned more than their average competitors--$2,214 more in the case of the High-Yield Tax-Exempt Fund.

     Our superior long-term record can be attributed to two factors: skillful management of assets by the funds' adviser, Vanguard Fixed Income Group, and our low costs. In fiscal 2002, our funds had expense ratios (operating expenses as a percentage of average net assets) below 0.19% for Investor Shares and below 0.13% for Admiral Shares. The average expenses charged by their respective peer groups ran four to ten times that! Costs are a drag on performance for any investment, but they are especially so for bond funds because bond returns fall within a narrower range than stock returns. A high-cost fund starts with two disadvantages. First, it needs to generate a higher gross return than a low-cost fund to get the same net return. Second, to get that higher gross return, it has few options other than taking on greater credit risk or extending its average maturity, which entails a higher risk that rising interest rates will push the share price down.

TAKE A BALANCED APPROACH

The bear market for stocks is now in its third year, and bonds have once again proved their value. But just as many investors ignored bonds during the height of the bull market in stocks, we fear that some may now be erring by going to the other extreme.

     Because no one can predict the direction of the financial markets, our advice remains the same as it was three years ago when bonds were out of favor and stocks seemed to only go up: Hold a low-cost, diversified portfolio of stocks, bonds, and short-term investments in allocations appropriate for your

--------------------------------------------------------------------------------
TOTAL RETURNS                                  TEN YEARS ENDED OCTOBER 31, 2002
                        --------------------------------------------------------
                              AVERAGE                  FINAL VALUE OF A $10,000
                           ANNUAL RETURN                  INITIAL INVESTMENT*
                     -------------------------  --------------------------------
                                    AVERAGE                  AVERAGE
                     VANGUARD     COMPETING     VANGUARD   COMPETING
TAX-EXEMPT FUND          FUND          FUND         FUND        FUND  DIFFERENCE
--------------------------------------------------------------------------------
Money Market              3.1%          2.6%     $13,529     $12,922     $ 607
Short-Term                3.9           3.9       14,724      14,670        54**
Limited-Term              4.9           4.4       16,094      15,310       784
Intermediate-Term         6.3           5.6       18,368      17,224     1,144
Insured Long-Term         7.1           5.9       19,790      17,733     2,057
Long-Term                 7.1           5.9       19,763      17,683     2,080
High-Yield                6.7           5.4       19,049      16,835     2,214
--------------------------------------------------------------------------------
*    Assuming   reinvestment   of  all  income   dividends   and  capital  gains
     distributions.
**   Difference due to rounding of returns.

objectives, time horizon, and tolerance for risk. You may not be able to control the markets, but you can control your asset allocation and the price you pay for your investments. Once your investment plan is in place, ignore the distractions of short-term fluctuations and stay the course. Thank you for entrusting your hard-earned money to us.


SINCERELY,


/S/JOHN J. BRENNAN
JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

NOVEMBER 13, 2002


--------------------------------------------------------------------------------
FUND STATISTICS                                 PERIODS ENDED OCTOBER 31, 2002

                                 NET ASSET VALUE
                                     PER SHARE               TWELVE MONTHS
                             -------------------------      --------------------
                             OCTOBER 31,   OCTOBER 31,       INCOME     CAPITAL
TAX-EXEMPT FUND                     2001          2002    DIVIDENDS       GAINS
--------------------------------------------------------------------------------
Money Market                      $ 1.00        $ 1.00       $0.015      $0.000
Short-Term
  Investor Shares                  15.74         15.73        0.449       0.000
  Admiral Shares                   15.74         15.73        0.457       0.000
Limited-Term
  Investor Shares                  10.99         11.00        0.425       0.000
  Admiral Shares                   10.99         11.00        0.431       0.000
Intermediate-Term
  Investor Shares                  13.61         13.55        0.605       0.031
  Admiral Shares                   13.61         13.55        0.612       0.031
Insured Long-Term
  Investor Shares                  12.82         12.85        0.597       0.080
  Admiral Shares                   12.82         12.85        0.604       0.080
Long-Term
  Investor Shares                  11.38         11.36        0.539       0.030
  Admiral Shares                   11.38         11.36        0.545       0.030
High-Yield
  Investor Shares                  10.72         10.54        0.563       0.000
  Admiral Shares*                  10.78         10.54        0.549       0.000
--------------------------------------------------------------------------------
*    Since inception, November 12, 2001.

REPORT FROM THE ADVISER

During the 12 months ended October 31, 2002, the Vanguard Municipal Bond Funds provided solid positive returns. All but two of our seven funds earned returns that topped those of their average mutual fund peers. Falling interest rates, however, resulted in yields for our funds that were lower than they were a year ago.

THE INVESTMENT ENVIRONMENT

Economic growth was positive, though weak, during the fiscal year. Gross domestic product figures released during the past six months suggest that the 2001 recession did not spill over into 2002. However, the slow pace of growth means that the recovery may take longer than many market participants had anticipated.

     Just how healthy the recovery will be is much debated. Consumers are still carrying the economy on their backs, and the housing market remains a bright spot. But the wave of mortgage refinancing and low- or no-cost automobile financing, both of which seem to have contributed to the spending stamina of Americans, may not be able to stimulate the economy indefinitely. The vicious bear market instocks has dented the confidence of consumers, as have the rise in unemployment, concerns over corporate ethics, and the threat of war with Iraq.

     Meanwhile, inflation was not a threat during the 12 months. The consumer price index rose 2.0% for the year. Excluding food and energy prices, the index was up 2.2%.

     Given the economic weakness, the Fed is clearly in no hurry to increase short-term interest rates. In fact, just after the close of the fiscal year, the Fed's Open Market Committee reduced its target federal funds rate by 50 basis points to 1.25%. Even before the Fed's early November cut, rates were at their lowest point in a generation.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund's maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.
--------------------------------------------------------------------------------

THE PERFORMANCE OF MUNIS WAS MIXED

During the fiscal year, longer-term municipal bonds marginally outperformed their Treasury counterparts, but shorter-term munis failed to keep pace with Treasuries. Prices of municipal bonds rallied as interest rates fell, but the muni yield curve--a representation of yields available for securities with various maturities--remained flatter than the Treasury curve.

     Though municipal bonds generally performed well during the fiscal year, municipal bond issuers had a tough year. A fall in revenues--tax receipts on income, capital gains, and stock options have dropped dramatically--has opened large gaps in the budgets of many state and local governments. In fact, many municipalities have chewed through the rainy-day funds that they established during the 1990s. Relief is not imminent--raising tax rates is politically difficult, if not impossible, in the current environment.

--------------------------------------------------------------------------------
YIELDS ON MUNICIPAL BONDS
(AAA RATED GENERAL-OBLIGATION ISSUES)
                                                                         CHANGE
MATURITY             OCTOBER 31, 2002      OCTOBER 31, 2001       (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                         1.70%                 2.23%                 -53
5 years                         2.66                  3.13                  -47
10 years                        3.64                  3.88                  -24
30 years                        4.92                  4.93                   -1
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     The rapid shift from surplus to shortfall has put many state and local governments in a very tight spot. To balance revenues with expenses, governments have cut expenditures, curtailed previously planned income tax reductions, and securitized tobacco settlement payments.

     Overall, the supply of municipal debt increased during the fiscal year, putting some pressure on prices. Muni supply increased 25.4% from the previous year. Several large municipal refinancing and restructuring issues drove the increase, notably a series of issues totaling $15.6 billion from the New York Metropolitan Transportation Agency. At the fiscal-year end, California brought two offerings to market totaling $10.8 billion in securities; these will help the state pay some of the costs of last year's energy crisis.

     It's important to keep in mind that the rally in fixed income securities over the past year was contained in certain parts of the overall market. In fact, outside of the highest-grade issues, bonds slumped. Corporate bonds--even some issued by high-quality borrowers--were hit hard by the belief that the slowing economy will make it more difficult for companies to meet their debt obligations. Municipal bonds, of course, are not immune to the effects of an economic slowdown and dropping consumer confidence. Revenue-based munis--issues that are repaid with money generated by projects they finance, such as economic revitalization, industrial development, and transportation improvements--are particularly susceptible.

     Indeed, the bonds under most pressure in the muni market were those issued by municipal authorities to support development for the airline and electric utility sectors--industry groups whose bonds were among the poorest performers in the corporate market. Some of our municipal bond funds have exposure to these industrial revenue bonds, whose interest and principal payments are obligations of the corporations that benefit from them. The Intermediate-Term Fund underperformed its average competing fund by 0.40%. The underperformance is attributed to the fund's lower average maturity and its exposure to corporate-backed municipal bonds.

FOR MANY INVESTORS, MUNIS MAKE SENSE

Despite the environmental and fiscal challenges, municipal bonds of all maturities continue to offer great value for many investors. Remarkably, the yield of a 2-year, tax-exempt municipal note at fiscal year-end was higher than that of a comparable Treasury security, whose income is subject to federal taxes. Longer-maturity munis also offered high yields relative to Treasuries. Five- year notes offered 97% of the yield of Treasuries; 10-year notes, 94%; and 30-year bonds, 99%.

     Though the relative value of munis will not always be so high, we believe that low-cost, professionally managed municipal bond funds can play an important role in a balanced portfolio for many investors by providing diversification and a high level of after-tax income.


IAN A. MACKINNON, MANAGING DIRECTOR
CHRISTOPHER M. RYON, PRINCIPAL
PAMELA WISEHAUPT TYNAN, PRINCIPAL
REID O. SMITH, PRINCIPAL
VANGUARD FIXED INCOME GROUP

NOVEMBER 11, 2002

--------------------------------------------------------------------------------
FUND PROFILES AS OF OCTOBER 31, 2002

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 17.

TAX-EXEMPT MONEY MARKET FUND
-------------------------------------
FINANCIAL ATTRIBUTES

Yield                            1.7%
Average Maturity              44 days
Average Quality                 MIG-1
Expense Ratio                   0.17%
-------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

MIG-1/SP-1                                66.9%
A-1/P-1                                   31.5
AAA/AA                                     1.6
A                                          0.0
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                          15.3%
California                                     10.1
Illinois                                        9.6
Michigan                                        5.4
Georgia                                         4.9
Pennsylvania                                    4.8
Colorado                                        4.0
District of Columbia                            3.6
Florida                                         3.2
New York                                        3.2
----------------------------------------------------
Top Ten                                        64.1%
----------------------------------------------------

SHORT-TERM TAX-EXEMPT FUND
-------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                    COMPARATIVE         BROAD
                          FUND           INDEX*       INDEX**
-------------------------------------------------------------
Number of Issues           349            5,791       44,950
Yield                                       2.3%         3.9%
  Investor Shares          1.9%
  Admiral Shares           1.9%
Yield to Maturity          1.8%              --            --
Average Coupon             3.4%             5.3%         5.3%
Average Maturity      425 days        3.0 years   14.0 years
Average Quality            AA+              AA+          AA+
Average Duration     1.1 years        2.5 years    8.0 years
Expense Ratio
  Investor Shares        0.17%               --           --
  Admiral Shares         0.12%               --           --
Cash Investments          0.7%               --           --
-------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       25.1%
AA                                        70.6
A                                          1.9
BBB                                        2.3
BB                                         0.1
B                                          0.0
Not Rated                                  0.0
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        54.2%
1-3 Years                           34.2
3-5 Years                           11.6
Over 5 Years                         0.0
-----------------------------------------
Total                              100.0%
-----------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                          COMPARATIVE                     BROAD
                          FUND                 INDEX*       FUND        INDEX**
--------------------------------------------------------------------------------
R-SQUARED                 0.89                   1.00       0.59           1.00
BETA                      0.42                   1.00       0.17           1.00
--------------------------------------------------------------------------------

------------------------------
INVESTMENT FOCUS

CREDIT QUALITY            HIGH
AVERAGE MATURITY         SHORT
------------------------------

-----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                           12.4%
Pennsylvania                                     7.6
New York                                         6.8
Illinois                                         6.5
Georgia                                          5.1
Massachusetts                                    4.9
California                                       4.6
Florida                                          3.8
Michigan                                         3.3
Ohio                                             3.1
-----------------------------------------------------
Top Ten                                         58.1%
-----------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

*Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.

LIMITED-TERM TAX-EXEMPT FUND
---------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                          COMPARATIVE           BROAD
                              FUND             INDEX*         INDEX**
---------------------------------------------------------------------
Number of Issues               553              5,791          44,950
Yield                                            2.3%            3.9%
  Investor Shares              2.6%
  Admiral Shares               2.7%
Yield to Maturity              2.7%                --              --
Average Coupon                 4.3%              5.3%             5.3%
Average Maturity         3.0 years          3.0 years      14.0 years
Average Quality                AA+                AA+             AA+
Average Duration         2.7 years          2.5 years       8.0 years
Expense Ratio
  Investor Shares             0.17%                --              --
  Admiral Shares              0.12%                --              --
Cash Investments               0.0%                --              --
---------------------------------------------------------------------


-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       45.6%
AA                                        43.2
A                                          6.0
BBB                                        4.2
BB                                         0.9
B                                          0.0
Not Rated                                  0.1
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        24.3%
1-3 Years                           26.5
3-5 Years                           29.0
Over 5 Years                        20.2
-----------------------------------------
Total                              100.0%
-----------------------------------------

-------------------------------------------------------------------
VOLATILITY MEASURES
                              COMPARATIVE                     BROAD
                      FUND         INDEX*       FUND        INDEX**
-------------------------------------------------------------------
R-Squared             0.96           1.00       0.82          1.00
Beta                  1.02           1.00       0.48          1.00
-------------------------------------------------------------------


--------------------------
INVESTMENT FOCUS

CREDIT QUALITY        HIGH
AVERAGE MATURITY     SHORT
--------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                          13.8%
New York                                        9.6
Illinois                                        6.3
Massachusetts                                   4.8
California                                      4.6
Georgia                                         4.5
Michigan                                        4.4
Colorado                                        4.2
Ohio                                            4.1
Pennsylvania                                    3.8
----------------------------------------------------
Top Ten                                        60.1%
----------------------------------------------------
 * Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.

INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                              COMPARATIVE            BROAD
                                   FUND            INDEX*          INDEX**
--------------------------------------------------------------------------
Number of Issues                  1,198             5,151           44,950
Yield                                                 3.4%             3.9%
Investor Shares                     3.3%
  Admiral Shares                    3.4%
  Yield to Maturity                 3.6%               --               --
Average Coupon                      4.5%              5.3%             5.3%
Average Maturity              5.6 years         7.0 years       14.0 years
Average Quality                     AA+               AA+              AA+
Average Duration              4.7 years         5.4 years        8.0 years
Expense Ratio
  Investor Shares                  0.17%               --               --
  Admiral Shares                   0.12%               --               --
Cash Investments                    0.6%               --               --
--------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       66.0%
AA                                        24.1
A                                          3.9
BBB                                        4.1
BB                                         0.8
B                                          0.4
Not Rated                                  0.7
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                         16.4%
1-5 Years                            18.2
5-10 Years                           54.8
10-20 Years                           9.5
20-30 Years                           0.7
Over 30 Years                         0.4
------------------------------------------
Total                              100.0%
------------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                               COMPARATIVE                      BROAD
                      FUND          INDEX*       FUND         INDEX**
---------------------------------------------------------------------
R-Squared             0.95            1.00       0.96            1.00
Beta                  0.90            1.00       0.85            1.00
---------------------------------------------------------------------

--------------------------
INVESTMENT FOCUS

CREDIT QUALITY        HIGH
AVERAGE MATURITY    MEDIUM
--------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                          11.8%
New York                                       11.1
Massachusetts                                   8.5
California                                      7.8
New Jersey                                      6.6
Illinois                                        4.7
Pennsylvania                                    4.3
Colorado                                        3.9
Georgia                                         3.7
Florida                                         3.5
----------------------------------------------------
Top Ten                                        65.9%
----------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

*Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.

INSURED LONG-TERM TAX-EXEMPT FUND
-------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                         COMPARATIVE         BROAD
                                FUND          INDEX*       INDEX**
-------------------------------------------------------------------
Number of Issues                 303           8,585        44,950
  Yield                                          3.7%          3.9%
  Investor Shares                3.7%
Admiral Shares                   3.8%
Yield to Maturity                3.9%             --            --
Average Coupon                   4.6%            5.3%          5.3%
Average Maturity           8.5 years      10.0 years    14.0 years
Average Quality                  AAA             AA+           AA+
Average Duration           6.5 years       6.7 years     8.0 years
Expense Ratio
  Investor Shares              0.18%              --            --
  Admiral Shares               0.12%              --            --
Cash Investments                0.5%              --            --
-------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       88.4%
AA                                        11.6
A                                          0.0
BBB                                        0.0
BB                                         0.0
B                                          0.0
Not Rated                                  0.0
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        11.3%
1-5 Years                            8.9
5-10 Years                          46.8
10-20 Years                         27.8
20-30 Years                          4.0
Over 30 Years                        1.2
-----------------------------------------
Total                              100.0%
-----------------------------------------

--------------------------------------------------------------------
VOLATILITY MEASURES
                                COMPARATIVE                   BROAD
                      FUND           INDEX*      FUND       INDEX**
--------------------------------------------------------------------
R-Squared             0.95                 1.00    0.98          1.00
Beta                  1.11                 1.00    1.18          1.00
--------------------------------------------------------------------

---------------------------
INVESTMENT FOCUS

CREDIT QUALITY         HIGH
AVERAGE MATURITY       LONG
---------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                          10.8%
New York                                        8.8
Illinois                                        8.1
New Jersey                                      7.5
Pennsylvania                                    5.2
Massachusetts                                   5.1
Colorado                                        5.0
California                                      4.8
Florida                                         4.8
Michigan                                        3.8
----------------------------------------------------
Top Ten                                        63.9%
----------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.

LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                    COMPARATIVE         BROAD
                           FUND          INDEX*       INDEX**
--------------------------------------------------------------
Number of Issues            257           8,585        44,950
Yield                                       3.7%          3.9%
Investor Shares             3.9%
Admiral Shares              4.0%
Yield to Maturity           4.1%             --            --
Average Coupon              3.8%            5.3%          5.3%
Average Maturity      9.7 years      10.0 years    14.0 years
Average Quality             AA+             AA+           AA+
Average Duration      7.3 years       6.7 years     8.0 years
Expense Ratio
  Investor Shares          0.17%             --            --
  Admiral Shares           0.12%             --            --
Cash Investments            1.6%             --            --
--------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       67.8%
AA                                        21.5
A                                          4.5
BBB                                        5.6
BB                                         0.2
B                                          0.3
Not Rated                                  0.1
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        11.2%
1-5 Years                            7.7
5-10 Years                          48.7
10-20 Years                         22.6
20-30 Years                          7.2
Over 30 Years                        2.6
-----------------------------------------
Total                              100.0%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.94                 1.00    0.97          1.00
Beta                  1.15                 1.00    1.22          1.00
---------------------------------------------------------------------

-------------------------------
INVESTMENT FOCUS

CREDIT QUALITY             HIGH
AVERAGE MATURITY           LONG
-------------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

Texas                                          18.1%
California                                      9.1
New York                                        8.3
Illinois                                        7.2
Massachusetts                                   6.7
Colorado                                        4.3
Michigan                                        3.9
Pennsylvania                                    3.5
Georgia                                         3.4
New Jersey                                      2.5
----------------------------------------------------
Top Ten                                        67.0%
----------------------------------------------------


                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.


 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.

HIGH-YIELD TAX-EXEMPT FUND
---------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                     COMPARATIVE         BROAD
                           FUND           INDEX*       INDEX**
---------------------------------------------------------------
Number of Issues            382            8,585        44,950
Yield                                        3.7%          3.9%
  Investor Shares           4.7%
  Admiral Shares            4.7%
Yield to Maturity           5.1%              --            --
Average Coupon              4.6%             5.3%          5.3%
Average Maturity      9.2 years       10.0 years    14.0 years
Average Quality              A+              AA+           AA+
Average Duration      6.4 years        6.7 years     8.0 years
Expense Ratio
  Investor Shares          0.17%              --            --
  Admiral Shares         0.12%+               --            --
Cash Investments            0.0%              --            --
---------------------------------------------------------------

------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                        37.6%
AA                                         19.7
A                                          11.1
BBB                                        18.8
BB                                          4.3
B                                           1.6
Not Rated                                   6.9
------------------------------------------------
Total                                     100.0%
------------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                        11.4%
1-5 Years                           13.8
5-10 Years                          46.1
10-20 Years                         15.3
20-30 Years                         10.0
Over 30 Years                        3.4
-----------------------------------------
Total                              100.0%
-----------------------------------------

----------------------------------------------------------------------
VOLATILITY MEASURES
                              COMPARATIVE                        BROAD
                      FUND         INDEX*       FUND           INDEX**
----------------------------------------------------------------------
R-Squared             0.85           1.00       0.90              1.00
Beta                  0.89           1.00       0.95              1.00
----------------------------------------------------------------------


--------------------------
INVESTMENT FOCUS

CREDIT QUALITY      MEDUIM
AVERAGE MATURITY      LONG
--------------------------

----------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF TOTAL NET ASSETS)

New York                                       10.8%
California                                     10.3
Texas                                           9.2
Pennsylvania                                    6.4
New Jersey                                      5.8
Massachusetts                                   5.7
Illinois                                        4.3
Virginia                                        3.2
Colorado                                        3.2
Maryland                                        2.9
----------------------------------------------------
Top Ten                                        61.8%
----------------------------------------------------

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                     AS OF OCTOBER 31, 2002

All of the data on this page and the following pages represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002

                                                       AVERAGE
                     TAX-EXEMPT                     TAX-EXEMPT
                   MONEY MARKET                   MONEY MARKET
                           FUND                          FUND*

199210                    10000                          10000
199301                    10065                          10054
199304                    10124                          10101
199307                    10184                          10150
199310                    10247                          10198
199401                    10306                          10247
199404                    10364                          10293
199407                    10428                          10350
199410                    10507                          10414
199501                    10600                          10496
199504                    10699                          10583
199507                    10800                          10672
199510                    10898                          10757
199601                    10998                          10844
199604                    11086                          10920
199607                    11178                          10999
199610                    11273                          11078
199701                    11369                          11160
199704                    11462                          11240
199707                    11566                          11330
199710                    11667                          11415
199801                    11771                          11505
199804                    11867                          11589
199807                    11971                          11677
199810                    12068                          11758
199901                    12161                          11837
199904                    12245                          11907
199907                    12341                          11985
199910                    12440                          12063
200001                    12549                          12155
200004                    12662                          12254
200007                    12794                          12366
200010                    12926                          12475
200101                    13051                          12582
200104                    13163                          12678
200107                    13261                          12753
200110                    13334                          12804
200201                    13386                          12838
200204                    13433                          12870
200207                    13480                          12899
200210                    13529                          12922
--------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED OCTOBER 31, 2002
                               ---------------------------------     FINAL VALUE
                                ONE         FIVE         TEN        OF A $10,000
                               YEAR        YEARS       YEARS          INVESTMENT
--------------------------------------------------------------------------------
Tax-Exempt Money
  Market Fund                 1.46%        3.00%       3.07%             $13,529
Average Tax-Exempt
  Money Market Fund*          0.92         2.51        2.60               12,922
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002

                 TAX-EXEMPT               AVERAGE
            MONEY MARKET FUND               FUND*
FISCAL            TOTAL                    TOTAL
YEAR             RETURN                   RETURN
--------------------------------------------------------------------------------
1993               2.5%                     2.0%
1994               2.5                      2.1
1995               3.7                      3.3
1996               3.4                      3.0
1997               3.5                      3.0
--------------------------------------------------------------
                TAX-EXEMPT                AVERAGE
            MONEY MARKET FUND               FUND*
FISCAL            TOTAL                    TOTAL
YEAR             RETURN                   RETURN
--------------------------------------------------------------
1998               3.4%                     3.0%
1999               3.1                      2.6
2000               3.9                      3.4
2001               3.2                      2.6
2002               1.5                      0.9
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (10/31/2002): 1.65%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                         ONE     FIVE  -------------------------
                       INCEPTION DATE    YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Tax-Exempt Money
  Market Fund               6/10/1980   1.51%   3.04%     0.00%    3.08%   3.08%
--------------------------------------------------------------------------------
* Returns for Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 37 for dividend information.

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002

            SHORT-TERM            AVERAGE    LEHMAN 3 YEAR             LEHMAN
       TAX-EXEMPT FUND           1-2 YEAR        MUNICIPAL          MUNICIPAL
       INVESTOR SHARES    MUNICIPAL FUND*       BOND INDEX         BOND INDEX

199210           10000              10000            10000              10000
199301           10148              10153            10207              10403
199304           10255              10268            10396              10773
199307           10304              10326            10496              11028
199310           10416              10429            10662              11408
199401           10530              10603            10847              11678
199404           10504              10515            10679              11005
199407           10595              10607            10822              11238
199410           10645              10621            10807              10914
199501           10735              10744            10924              11266
199504           10909              10896            11177              11741
199507           11089              11092            11496              12124
199510           11207              11198            11672              12535
199601           11363              11410            11888              12961
199604           11398              11391            11877              12675
199607           11516              11497            12025              12925
199610           11643              11615            12198              13249
199701           11752              11806            12371              13459
199704           11826              11832            12423              13515
199707           12001              12005            12747              14249
199710           12113              12098            12868              14374
199801           12255              12318            13079              14820
199804           12333              12349            13111              14772
199807           12479              12474            13325              15103
199810           12656              12644            13603              15527
199901           12782              12847            13794              15805
199904           12847              12871            13865              15798
199907           12909              12896            13830              15538
199910           12996              12989            13898              15252
200001           13079              13079            13964              15232
200004           13199              13148            14083              15653
200007           13391              13307            14391              16208
200010           13547              13528            14583              16550
200101           13822              13874            15033              17255
200104           13953              13911            15175              17277
200107           14140              14064            15508              17841
200110           14319              14266            15846              18290
200201           14421              14420            15984              18273
200204           14489              14388            16098              18486
200207           14663              14555            16459              19038
200210           14724              14670            16601              19355
--------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2002
                                 ----------------------------------  FINAL VALUE
                                   ONE         FIVE         TEN     OF A $10,000
                                   YEAR        YEARS       YEARS      INVESTMENT
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund
  Investor Shares                 2.83%        3.98%       3.94%         $14,724
Average 1-2 Year
  Municipal Fund*                 2.83         3.93        3.91           14,670
Lehman 3 Year Municipal
  Bond Index                      4.76         5.22        5.20           16,601
Lehman Municipal
  Bond Index                      5.87         6.14        6.83           19,355
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                    ONE             SINCE          OF A $250,000
                                   YEAR       INCEPTION**             INVESTMENT
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund
  Admiral Shares                  2.88%             3.68%               $266,003
Lehman 3 Year Municipal
  Bond Index                      4.76              5.66                 274,739
--------------------------------------------------------------------------------


FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                   SHORT-TERM TAX-EXEMPT FUND
                       INVESTOR SHARES                            LEHMAN+
FISCAL          CAPITAL          INCOME             TOTAL           TOTAL
YEAR             RETURN          RETURN            RETURN          RETURN
--------------------------------------------------------------------------------
1993               0.3%            3.9%              4.2%            6.6%
1994              -1.3             3.5               2.2             1.4
1995               1.2             4.1               5.3             8.0
1996              -0.1             4.0               3.9             4.5
1997               0.0             4.0               4.0             5.5
--------------------------------------------------------------------------------

                   SHORT-TERM TAX-EXEMPT FUND
                       INVESTOR SHARES                            LEHMAN+
FISCAL          CAPITAL          INCOME             TOTAL           TOTAL
YEAR             RETURN          RETURN            RETURN          RETURN
--------------------------------------------------------------------------------
1998               0.5%            4.0%              4.5%            5.7%
1999              -1.0             3.7               2.7             2.2
2000               0.1             4.1               4.2             4.9
2001               1.5             4.2               5.7             8.7
2002              -0.1             2.9               2.8             4.8
--------------------------------------------------------------------------------
 * Derived from data provided by Lipper Inc.
** February 12, 2001.
 + Lehman 3 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 38 for dividend and capital gains information.
Short-Term Tax-Exempt Fund is continued on next page.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                         ONE     FIVE  -------------------------
                       INCEPTION DATE   YEAR    YEARS    CAPITAL   INCOME  TOTAL
--------------------------------------------------------------------------------
Short-term Tax-Exempt Fund
  Investor Shares            9/1/1977   3.32%    4.09%      0.13%    3.83% 3.96%
  Admiral Shares            2/12/2001   3.38     3.99*        --       --    --
--------------------------------------------------------------------------------
* Return since inception.

LIMITED-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002


         LIMITED-TAX           AVERAGE      LEHMAN 3 YEAR             LEHMAN
    TAX-EXEMPT  FUND          1-5 YEAR     MUNICIPAL BOND          MUNICIPAL
     INVESTOR SHARES   MUNICIPAL FUND*              FUND*         BOND INDEX


199210         10000             10000              10000              10000
199301         10240             10223              10207              10403
199304         10412             10407              10396              10773
199307         10497             10503              10496              11028
199310         10699             10742              10662              11408
199401         10872             10839              10847              11678
199404         10716             10660              10679              11005
199407         10841             10766              10822              11238
199410         10815             10795              10807              10914
199501         10916             10834              10924              11266
199504         11186             11062              11177              11741
199507         11443             11291              11496              12124
199510         11597             11480              11672              12535
199601         11827             11622              11888              12961
199604         11782             11613              11877              12675
199607         11927             11734              12025              12925
199610         12105             11921              12198              13249
199701         12253             12004              12371              13459
199704         12274             12079              12423              13515
199707         12599             12358              12747              14249
199710         12714             12500              12868              14374
199801         12924             12628              13079              14820
199804         12938             12687              13111              14772
199807         13152             12850              13325              15103
199810         13404             13117              13603              15527
199901         13610             13210              13794              15805
199904         13650             13296              13865              15798
199907         13618             13227              13830              15538
199910         13650             13271              13898              15252
200001         13696             13234              13964              15232
200004         13821             13402              14083              15653
200007         14138             13640              14391              16208
200010         14337             13853              14583              16550
200101         14771             14133              15033              17255
200104         14875             14273              15175              17277
200107         15205             14529              15508              17841
200110         15468             14808              15846              18290
200201         15533             14780              15984              18273
200204         15670             14934              16098              18486
200207         16008             15192              16459              19038
200210         16094             15310              16601              19355
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                      PERIODS ENDED OCTOBER 31, 2002
                                   --------------------------------- FINAL VALUE
                                         ONE       FIVE      TEN    OF A $10,000
                                        YEAR      YEARS    YEARS      INVESTMENT
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Investor Shares                       4.05%      4.83%    4.87%        $16,094
Average 1-5 Year Municipal Fund*        3.39       4.14     4.35          15,310
Lehman 3 Year Municipal Bond Index      4.76       5.22     5.20          16,601
Lehman Municipal Bond Index             5.87       6.14     6.83          19,355
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                             ONE           SINCE   OF A $250,000
                                            YEAR     INCEPTION**      INVESTMENT
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Admiral Shares                           4.10%           4.93%        $271,491
Lehman 3 Year Municipal
  Bond Index                                4.76            5.66         274,739

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002

                   LIMITED-TERM TAX-EXEMPT FUND
                        INVESTOR SHARES                           LEHMAN+
FISCAL          CAPITAL        INCOME       TOTAL                   TOTAL
YEAR             RETURN        RETURN      RETURN                  RETURN
--------------------------------------------------------------------------------
1993                2.4%         4.6%        7.0%                     6.6%
1994               -3.1          4.2         1.1                      1.4
1995                2.5          4.7         7.2                      8.0
1996               -0.2          4.6         4.4                      4.5
1997                0.5          4.5         5.0                      5.5
--------------------------------------------------------------------------------
                   LIMITED-TERM TAX-EXEMPT FUND
                       INVESTOR SHARES                            LEHMAN+
FISCAL          CAPITAL        INCOME       TOTAL                   TOTAL
YEAR             RETURN        RETURN      RETURN                  RETURN
--------------------------------------------------------------------------------
1998               1.0%          4.4%        5.4%                    5.7%
1999              -2.4           4.2         1.8                     2.2
2000               0.5           4.5         5.0                     4.9
2001               3.3           4.6         7.9                     8.7
2002               0.1           3.9         4.0                     4.8
--------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**February 12, 2001.
 +Lehman 3 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 39 for dividend information.


Limited-Term Tax-Exempt Fund is continued on next page.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                    TEN YEARS
                                          ONE      FIVE   ----------------------
                        INCEPTION DATE   YEAR     YEARS   CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Investor Shares            8/31/1987   5.43%     5.09%     0.50%   4.46% 4.96%
  Admiral Shares             2/12/2001   5.49      5.75*       --      --    --
--------------------------------------------------------------------------------
*Return since inception.

INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002

     INTERMEDIATE-TERM           AVERAGE     LEHMAN 7 YEAR            LEHMAN
       TAX-EXEMPT FUND      INTERMEDIATE         MUNICIPAL         MUNICIPAL
       INVESTOR SHARES   MUNICIPAL FUND*        BOND INDEX        BOND INDEX

199210           10000             10000             10000             10000
199301           10488             10369             10382             10403
199304           10840             10657             10625             10773
199307           11035             10856             10853             11028
199310           11429             11215             11196             11408
199401           11673             11432             11421             11678
199404           11261             10935             10955             11005
199407           11471             11115             11145             11238
199410           11261             10936             10984             10914
199501           11566             11129             11194             11266
199504           11949             11507             11595             11741
199507           12322             11830             12044             12124
199510           12624             12129             12339             12535
199601           12996             12420             12665             12961
199604           12787             12238             12474             12675
199607           12992             12409             12654             12925
199610           13239             12655             12912             13249
199701           13432             12801             13137             13459
199704           13466             12846             13141             13515
199707           14025             13394             13744             14249
199710           14106             13493             13872             14374
199801           14468             13804             14242             14820
199804           14403             13762             14171             14772
199807           14704             14010             14467             15103
199810           15063             14374             14897             15527
199901           15367             14589             15191             15805
199904           15331             14565             15134             15798
199907           15117             14325             14940             15538
199910           15002             14163             14898             15252
200001           15027             14124             14914             15232
200004           15312             14394             15129             15653
200007           15812             14778             15626             16208
200010           16095             15042             15915             16550
200101           16718             15573             16584             17255
200104           16738             15602             16577             17277
200107           17247             16042             17057             17841
200110           17601             16431             17485             18290
200201           17599             16336             17475             18273
200204           17836             16555             17742             18486
200207           18291             17001             18275             19038
200210           18368             17224             18581             19355
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2002
                                   --------------------------------  FINAL VALUE
                                       ONE        FIVE        TEN   OF A $10,000
                                      YEAR       YEARS      YEARS     INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
  Investor Shares                     4.36%       5.42%      6.27%       $18,368
Average Intermediate
  Municipal Fund*                     4.83        5.00       5.59         17,224
Lehman 7 Year Municipal
  Bond Index                          6.27        6.02       6.39         18,581
Lehman Municipal Bond Index           5.87        6.14       6.83         19,355
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                           ONE           SINCE     OF A $250,000
                                          YEAR     INCEPTION**        INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
  Admiral Shares                         4.41%           5.37%          $273,469
Lehman 7 Year Municipal Bond Index       6.27            6.60            278,943
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002
--------------------------------------------------------------------------------
               INTERMEDIATE-TERM TAX-EXEMPT FUND
                     INVESTOR SHARES                          LEHMAN+
FISCAL       CAPITAL        INCOME        TOTAL                 TOTAL
YEAR          RETURN        RETURN       RETURN                RETURN
--------------------------------------------------------------------------------
1993            8.4%          5.9%        14.3%                 12.0%
1994           -6.5           5.0         -1.5                  -1.9
1995            6.3           5.8         12.1                  12.4
1996           -0.3           5.2          4.9                   4.7
1997            1.3           5.3          6.6                   7.4
--------------------------------------------------------------------------------
            INTERMEDIATE-TERM TAX-EXEMPT FUND
                    INVESTOR SHARES                           LEHMAN+
FISCAL       CAPITAL        INCOME        TOTAL                 TOTAL
YEAR          RETURN        RETURN       RETURN                RETURN
--------------------------------------------------------------------------------
1998            1.7%          5.1%         6.8%                  7.4%
1999           -5.2           4.8         -0.4                   0.0
2000            2.0           5.3          7.3                   6.8
2001            4.3           5.1          9.4                   9.9
2002           -0.2           4.6          4.4                   6.3
--------------------------------------------------------------------------------
 * Derived from data provided by Lipper Inc.
** February 12, 2001.
 + Lehman 7 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 40 for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund is continued on next page.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                                       ONE     FIVE  ---------------------------
                  INCEPTION DATE       YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Intermediate-Term
 Tax-Exempt Fund
    Investor Shares     9/1/1977      7.15%   5.86%     1.13%    5.19%   6.32%
    Admiral Shares     2/12/2001      7.21    6.84*        --       --      --
--------------------------------------------------------------------------------
*Return since inception.

INSURED LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002

                                  AVERAGE
        INSURED LONG-TERM         INSURED   LEHMAN 10 YEAR              LEHMAN
          TAX-EXEMPT FUND       MUNICIPAL        MUNICIPAL            MUNICPAL
          INVESTOR SHARES           FUND*       BOND INDEX          BOND INDEX

199210              10000           10000            10000               10000
199301              10606           10484            10476               10403
199304              11071           10880            10803               10773
199307              11237           11112            11082               11028
199310              11710           11492            11469               11408
199401              11996           11750            11760               11678
199404              11217           10963            11122               11005
199407              11533           11205            11370               11238
199410              11057           10768            11096               10914
199501              11605           11185            11370               11266
199504              12072           11655            11863               11741
199507              12404           11934            12342               12124
199510              12816           12344            12735               12535
199601              13371           12819            13117               12961
199604              12961           12399            12854               12675
199607              13262           12656            13064               12925
199610              13621           12959            13366               13249
199701              13789           13084            13629               13459
199704              13840           13112            13671               13515
199707              14619           13863            14413               14249
199710              14652           13916            14531               14374
199801              15146           14347            14993               14820
199804              15014           14221            14898               14772
199807              15385           14538            15233               15103
199810              15807           14916            15734               15527
199901              16136           15144            16074               15805
199904              16121           15081            15962               15798
199907              15765           14711            15661               15538
199910              15375           14257            15545               15252
200001              15352           14182            15571               15232
200004              15913           14611            15915               15653
200007              16518           15107            16477               16208
200010              16863           15399            16826               16550
200101              17713           16084            17540               17255
200104              17647           15990            17497               17277
200107              18275           16530            18039               17841
200110              18716           16934            18547               18290
200201              18636           16837            18458               18273
200204              18869           16978            18759               18486
200207              19460           17452            19337               19038
200210              19790           17733            19658               19355
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2002
                                  ---------------------------------  FINAL VALUE
                                   ONE         FIVE         TEN     OF A $10,000
                                  YEAR        YEARS       YEARS       INVESTMENT
--------------------------------------------------------------------------------
Insured Long-Term
  Tax-Exempt Fund
     Investor Shares             5.74%        6.20%       7.06%          $19,790
Average Insured Municipal Fund*  4.72         4.97        5.90            17,733
Lehman 10 Year Municipal
  Bond Index                     6.17         6.27        6.99            19,658
Lehman Municipal Bond Index      5.87         6.14        6.83            19,355
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                             ONE          SINCE    OF A $250,000
                                            YEAR     INCEPTION**      INVESTMENT
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
  Admiral Shares                              5.80%       6.39%         $277,999
Lehman 10 Year Municipal Bond Index           6.17        6.66           279,231
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                  INSURED LONG-TERM TAX-EXEMPT FUND
                             INVESTOR SHARES            LEHMAN+
FISCAL           CAPITAL        INCOME        TOTAL       TOTAL
YEAR              RETURN        RETURN       RETURN      RETURN
--------------------------------------------------------------------------------
1993               10.7%          6.4%        17.1%       14.7%
1994              -10.8           5.2         -5.6        -3.4
1995                9.5           6.4         15.9        14.8
1996                0.7           5.6          6.3         5.0
1997                1.9           5.7          7.6         8.7
--------------------------------------------------------------------------------
                  INSURED LONG-TERM TAX-EXEMPT FUND
                            INVESTOR SHARES             LEHMAN+
FISCAL           CAPITAL        INCOME        TOTAL       TOTAL
YEAR              RETURN        RETURN       RETURN      RETURN
--------------------------------------------------------------------------------
1998                2.4%          5.5%         7.9%        8.3%
1999               -7.7           5.0         -2.7        -1.2
2000                3.8           5.9          9.7         8.2
2001                5.6           5.4         11.0        10.2
2002                0.9           4.8          5.7         6.2
--------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**February 12, 2001.
 +Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 41 for dividend and capital gains information.

Insured Long-Term Tax-Exempt Fund is continued on next page.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                         TEN YEARS
                                       ONE     FIVE  ---------------------------
                     INCEPTION DATE   YEAR    YEARS   CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Insured Long-Term
  Tax-Exempt Fund
     Investor Shares      9/30/1984  9.25%    6.70%     1.45%    5.59%    7.04%
     Admiral Shares       2/12/2001  9.30     8.09*        --       --       --
--------------------------------------------------------------------------------
*Return since inception.

LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002

              LONG-TERM                      LEHMAN 10 YEAR
        TAX-EXEMPT FUND    AVERAGE GENERAL        MUNICIPAL   LEHMAN MUNICIPAL
        INVESTOR SHARES    MUNICIPAL FUND*       BOND INDEX         BOND INDEX

199210            10000              10000            10000              10000
199301            10582              10489            10476              10403
199304            11087              10886            10803              10773
199307            11233              11135            11082              11028
199310            11694              11545            11469              11408
199401            11962              11780            11760              11678
199404            11232              11003            11122              11005
199407            11535              11226            11370              11238
199410            11049              10868            11096              10914
199501            11561              11214            11370              11266
199504            12035              11649            11863              11741
199507            12415              11950            12342              12124
199510            12816              12361            12735              12535
199601            13376              12787            13117              12961
199604            13019              12427            12854              12675
199607            13333              12655            13064              12925
199610            13676              12992            13366              13249
199701            13853              13144            13629              13459
199704            13936              13189            13671              13515
199707            14724              13930            14413              14249
199710            14801              14047            14531              14374
199801            15300              14474            14993              14820
199804            15194              14379            14898              14772
199807            15558              14677            15233              15103
199810            15952              15047            15734              15527
199901            16249              15269            16074              15805
199904            16231              15210            15962              15798
199907            15871              14847            15661              15538
199910            15401              14418            15545              15252
200001            15347              14285            15571              15232
200004            15938              14706            15915              15653
200007            16515              15169            16477              16208
200010            16876              15480            16826              16550
200101            17735              16068            17540              17255
200104            17665              16049            17497              17277
200107            18379              16600            18039              17841
200110            18821              16970            18547              18290
200201            18690              16838            18458              18273
200204            18931              17023            18759              18486
200207            19521              17496            19337              19038
200210            19763              17683            19658              19355
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2002
                                    -------------------------------  FINAL VALUE
                                       ONE     FIVE       TEN       OF A $10,000
                                      YEAR    YEARS     YEARS         INVESTMENT
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
   Investor Shares                   5.00%    5.95%     7.05%           $19,763
Average General Municipal Fund*      4.20     4.71      5.87             17,683
Lehman 10 Year Municipal Bond Index  6.17     6.27      6.99             19,658
Lehman Municipal Bond Index          5.87     6.14      6.83             19,355
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                            ONE         SINCE      OF A $250,000
                                           YEAR   INCEPTION**         INVESTMENT
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
  Admiral Shares                          5.06%         6.19%           $277,131
Lehman 10 Year Municipal Bond Index       6.17          6.66             279,231
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                      LONG-TERM TAX-EXEMPT FUND
                          INVESTOR SHARES                    LEHMAN+
FISCAL              CAPITAL        INCOME       TOTAL          TOTAL
YEAR                 RETURN        RETURN      RETURN         RETURN

1993                  10.5%          6.4%       16.9%          14.7%
1994                 -10.7           5.2        -5.5           -3.4
1995                   9.5           6.5        16.0           14.8
1996                   1.1           5.6         6.7            5.0
1997                   2.6           5.6         8.2            8.7
--------------------------------------------------------------------------------
                      LONG-TERM TAX-EXEMPT FUND
                          INVESTOR SHARES                    LEHMAN+
FISCAL              CAPITAL        INCOME       TOTAL          TOTAL
YEAR                 RETURN        RETURN      RETURN         RETURN
--------------------------------------------------------------------------------
1998                   2.4%          5.4%        7.8%           8.3%
1999                  -8.3           4.8        -3.5           -1.2
2000                   3.8           5.8         9.6            8.2
2001                   6.1           5.4        11.5           10.2
2002                   0.1           4.9         5.0            6.2
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**February 12, 2001.
+Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 42 for dividend and capital gains information.

Long-Term Tax-Exempt Fund is continued on next page.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              TEN YEARS
                                         ONE     FIVE  -------------------------
                       INCEPTION DATE   YEAR    YEARS   CAPITAL  INCOME   TOTAL

--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
   Investor Shares           9/1/1977  9.22%    6.63%     1.53%   5.58%   7.11%
Admiral Shares              2/12/2001  9.27     8.32*        --     --       --
--------------------------------------------------------------------------------
*Return since inception.

HIGH-YIELD TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002


               HIGH-YIELD             AVERAGE   LEHMAN 10 YEAR           LEHMAN
          TAX-EXEMPT FUND          HIGH YIELD        MUNICIPAL        MUNICIPAL
          INVESTOR SHARES     MUNICIPAL FUND*       BOND INDEX       BOND INDEX

199210              10000               10000            10000            10000
199301              10586               10435            10476            10403
199304              11067               10786            10803            10773
199307              11234               11032            11082            11028
199310              11680               11407            11469            11408
199401              11937               11650            11760            11678
199404              11293               11012            11122            11005
199407              11562               11229            11370            11238
199410              11093               10959            11096            10914
199501              11574               11258            11370            11266
199504              12065               11679            11863            11741
199507              12447               11982            12342            12124
199510              12850               12353            12735            12535
199601              13291               12778            13117            12961
199604              12975               12486            12854            12675
199607              13286               12705            13064            12925
199610              13625               13062            13366            13249
199701              13821               13281            13629            13459
199704              13879               13393            13671            13515
199707              14635               14039            14413            14249
199710              14764               14274            14531            14374
199801              15260               14735            14993            14820
199804              15202               14744            14898            14772
199807              15575               15002            15233            15103
199810              15972               15274            15734            15527
199901              16273               15481            16074            15805
199904              16285               15521            15962            15798
199907              15964               15293            15661            15538
199910              15530               14822            15545            15252
200001              15354               14545            15571            15232
200004              15860               14828            15915            15653
200007              16396               15073            16477            16208
200010              16740               15282            16826            16550
200101              17353               15232            17540            17255
200104              17537               15633            17497            17277
200107              18150               16164            18039            17841
200110              18375               16407            18547            18290
200201              18349               16032            18458            18273
200204              18605               16539            18759            18486
200207              19071               16880            19337            19038
200210              19049               16835            19658            19355
--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2002
                                  --------------------------------   FINAL VALUE
                                      ONE        FIVE       TEN     OF A $10,000
                                     YEAR       YEARS     YEARS       INVESTMENT
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund
  Investor Shares                      3.67%    5.23%     6.66%          $19,049
Average High Yield Municipal Fund*     2.61     3.36      5.35            16,835
Lehman 10 Year Municipal Bond Index    6.17     6.27      6.99            19,658
Lehman Municipal Bond Index            5.87     6.14      6.83            19,355
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                                          SINCE    OF A $250,000
                                                    INCEPTION**       INVESTMENT
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund
  Admiral Shares                                          2.96%         $257,394
Lehman 10 Year Municipal Bond Index                       5.48           263,696
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                      HIGH-YIELD TAX-EXEMPT FUND
                             INVESTOR SHARES                  LEHMAN+
FISCAL            CAPITAL         INCOME        TOTAL           TOTAL
YEAR               RETURN         RETURN       RETURN          RETURN
--------------------------------------------------------------------------------
1993                10.0%           6.8%        16.8%           14.7%
1994               -10.5            5.5         -5.0            -3.4
1995                 9.0            6.8         15.8            14.8
1996                 0.3            5.7          6.0             5.0
1997                 2.5            5.9          8.4             8.7
--------------------------------------------------------------------------------
                      HIGH-YIELD TAX-EXEMPT FUND
                         INVESTOR SHARES                      LEHMAN+
FISCAL            CAPITAL         INCOME        TOTAL           TOTAL
YEAR               RETURN         RETURN       RETURN          RETURN
--------------------------------------------------------------------------------
1998                 2.6%           5.6%         8.2%            8.3%
1999                -7.8            5.0         -2.8            -1.2
2000                 1.8            6.0          7.8             8.2
2001                 4.0            5.8          9.8            10.2
2002                -1.7            5.4          3.7             6.2
--------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**November 12, 2001.
+Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 43 for dividend and capital gains information.


High-Yield Tax-Exempt Fund is continued on next page.

--------------------------------------------------------------------------------
HIGH-YIELD TAX-EXEMPT FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              TEN YEARS
                                          ONE     FIVE -------------------------
                        INCEPTION DATE   YEAR    YEARS   CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund
   Investor Shares          12/27/1978  6.92%    5.84%     0.85%   5.84%   6.69%
Admiral Shares              11/12/2001  5.51*       --        --      --      --
--------------------------------------------------------------------------------
*Return since inception.

FINANCIAL STATEMENTS                                      AS OF OCTOBER 31, 2002

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds--is included as an insert to this report. Statement of Operations

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

---------------------------------------------------------------------------------------------------------------------
                                   TAX-EXEMPT            SHORT-TERM             LIMITED-TERM           INTERMEDIATE-
                                 MONEY MARKET            TAX-EXEMPT               TAX-EXEMPT         TERM TAX-EXEMPT
                                         FUND                  FUND                    FUND                     FUND
                                 ------------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31, 2002
                                 ------------------------------------------------------------------------------------
                                        (000)                 (000)                    (000)                   (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Interest                             $155,829              $ 90,052                 $175,253                $510,700
---------------------------------------------------------------------------------------------------------------------
  Total Income                        155,829                90,052                  175,253                 510,700
---------------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services          1,149                   339                      491                   1,269
  Management and Administrative--
    Investor Shares                    12,641                 2,324                    3,322                  10,145
  Management and Administrative--
    Admiral Shares                         --                 1,190                    1,796                   3,637
  Marketing and Distribution--
    Investor Shares                     1,890                   304                      448                   1,141
  Marketing and Distribution--
    Admiral Shares                         --                   195                      239                     458
Custodian Fees                              9                    21                       35                      75
Auditing Fees                               9                    12                       12                      12
Shareholders' Reports and Proxies--
    Investor Shares                       164                    44                       62                     227
Shareholders' Reports and Proxies--
    Admiral Shares                         --                     4                        7                      18
Trustees' Fees and Expenses                 9                     3                        4                      11
---------------------------------------------------------------------------------------------------------------------
  Total Expenses                       15,871                 4,436                    6,416                  16,993
  Expenses Paid Indirectly--Note C         --                  (120)                    (280)                   (906)
---------------------------------------------------------------------------------------------------------------------
    Net Expenses                       15,871                 4,316                    6,136                  16,087
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                 139,958                85,736                  169,117                 494,613
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold              441                  (128)                  (5,272)                 30,417
  Futures Contracts                        --                    --                    4,980                   2,759
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                  441                  (128)                    (292)                 33,176
---------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
  Investment Securities                    --                (1,376)                   5,946                 (38,442)
  Futures Contracts                        --                    --                    1,448                 (25,553)
---------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                            --                (1,376)                   7,394                 (63,995)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS          $140,399               $84,232                 $176,219                $463,794
=====================================================================================================================

Statement of Operations (continued)
---------------------------------------------------------------------------------------------
                            INSURED LONG-TERM             LONG-TERM               HIGH-YIELD
                                   TAX-EXEMPT            TAX-EXEMPT               TAX-EXEMPT
                                         FUND                  FUND                     FUND
                            -----------------------------------------------------------------
                                                  YEAR ENDED OCTOBER 31, 2002
                            -----------------------------------------------------------------
                                        (000)                 (000)                    (000)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Interest                            $ 136,879              $ 99,831                $ 208,872
---------------------------------------------------------------------------------------------
  Total Income                        136,879                99,831                  208,872
---------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services            326                   233                      457
  Management and Administrative--
    Investor Shares                     2,817                 1,790                    3,832
  Management and Administrative--
    Admiral Shares                        825                   697                    1,091
  Marketing and Distribution--
    Investor Shares                       272                   189                      455
  Marketing and Distribution--
    Admiral Shares                        103                    84                       84
Custodian Fees                             24                    18                       29
Auditing Fees                              12                    12                       12
Shareholders' Reports--
    Investor Shares                        73                    47                       96
Shareholders' Reports--
    Admiral Shares                          6                     4                        6
Trustees' Fees and Expenses                 3                     2                        4
---------------------------------------------------------------------------------------------
  Total Expenses                        4,461                 3,076                    6,066
  Expenses Paid Indirectly--Note C       (292)                 (156)                    (373)
---------------------------------------------------------------------------------------------
    Net Expenses                        4,169                 2,920                    5,693
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                 132,710                96,911                  203,179
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold           33,277                 6,994                    4,105
  Futures Contracts                    (6,901)                2,291                   (8,290)
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)               26,376                 9,285                   (4,185)
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
  Investment Securities                   919                (3,698)                 (56,994)
  Futures Contracts                    (3,115)               (2,314)                  (3,775)
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                        (2,196)               (6,012)                 (60,769)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS          $156,890              $100,184                 $138,225
=============================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                             TAX-EXEMPT             SHORT-TERM
                                        MONEY MARKET FUND        TAX-EXEMPT FUND
                                     ----------------------  -------------------
                                                 YEAR ENDED OCTOBER 31,
                                     -------------------------------------------
                                        2002         2001      2002         2001
                                        (000)       (000)     (000)        (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income             $ 139,958   $ 263,562  $ 85,736    $ 87,187
  Realized Net Gain (Loss)                441         120      (128)      1,216
  Change in Unrealized Appreciation
    (Depreciation)                         --          --    (1,376)     32,100
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net
  Assets Resulting from Operations    140,399     263,682    84,232     120,503
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                    (139,958)   (263,562)  (46,243)    (63,177)
  Admiral Shares                           --          --   (39,493)    (24,010)
Realized Capital Gain
  Investor Shares                          --          --        --          --
  Admiral Shares                           --          --        --          --
--------------------------------------------------------------------------------
    Total Distributions              (139,958)   (263,562)  (85,736)    (87,187)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                   1,735,787     913,981   626,318    (715,031)
  Admiral Shares                           --          --   546,229   1,049,902
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions      1,735,787     913,981 1,172,547     334,871
--------------------------------------------------------------------------------
  Total Increase (Decrease)         1,736,228     914,101 1,171,043     368,187
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period               9,128,046   8,213,945 2,372,634   2,004,447
--------------------------------------------------------------------------------
  End of Period                  $10,864,274  $9,128,046 $3,543,677  $2,372,634
================================================================================

--------------------------------------------------------------------------------
                                            LIMITED-TERM       INTERMEDIATE-TERM
                                          TAX-EXEMPT FUND       TAX-EXEMPT FUND
                                         ---------------------------------------
                                                  YEAR ENDED OCTOBER 31,
                                         ---------------------------------------
                                         2002        2001      2002        2001
                                        (000)       (000)     (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income             $ 169,117   $ 139,495 $ 494,613   $ 454,189
  Realized Net Gain (Loss)               (292)          6    33,176      36,807
  Change in Unrealized Appreciation
    (Depreciation)                      7,394     101,106   (63,995)    355,994
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations  176,219     240,607   463,794     846,990
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                   (90,161)   (102,992) (312,311)   (363,321)
    Admiral Shares                    (78,956)    (36,503) (182,302)    (90,868)
  Realized Capital Gain
    Investor Shares                        --          --   (15,424)         --
    Admiral Shares                         --          --    (8,381)         --
--------------------------------------------------------------------------------
    Total Distributions              (169,117)   (139,495) (518,418)   (454,189)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
    Investor Shares                   511,521    (728,398)  307,452  (1,950,374)
    Admiral Shares                    908,371   1,554,746 1,021,670   3,442,835
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
    Share Transactions              1,419,892     826,348 1,329,122   1,492,461
--------------------------------------------------------------------------------
    Total Increase (Decrease)       1,426,994     927,460 1,274,498   1,885,262
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period               3,702,267  2,774,807 10,438,380   8,553,118
--------------------------------------------------------------------------------
  End of Period                  $5,129,261  $3,702,267 $11,712,878 $10,438,380
================================================================================

--------------------------------------------------------------------------------
                                        INSURED LONG-TERM             LONG-TERM
                                          TAX-EXEMPT FUND       TAX-EXEMPT FUND
                                        ----------------------------------------
                                                    YEAR ENDED OCTOBER 31,
                                        ----------------------------------------
                                         2002        2001      2002        2001
                                        (000)       (000)     (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income             $ 132,710   $ 128,654  $ 96,911    $ 93,005
  Realized Net Gain (Loss)             26,376      13,985     9,285      21,611
  Change in Unrealized Appreciation
    (Depreciation)                     (2,196)    121,435    (6,012)     82,478
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations           156,890     264,074   100,184     197,094
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                   (89,841)   (106,097)  (59,082)    (72,555)
    Admiral Shares                    (42,869)    (22,557)  (37,829)    (20,450)
  Realized Capital Gain*
    Investor Shares                   (11,850)         --    (3,228)         --
    Admiral Shares                     (5,439)         --    (1,955)         --
--------------------------------------------------------------------------------
  Total Distributions                (149,999)   (128,654) (102,094)    (93,005)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
    Investor Shares                       940    (480,484)  (12,433)   (474,244)
    Admiral Shares                    118,007     829,336   108,992     700,874
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions        118,947     348,852    96,559     226,630
--------------------------------------------------------------------------------
    Total Increase (Decrease)         125,838     484,272    94,649     330,719
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period               2,784,059   2,299,787 1,979,310   1,648,591
--------------------------------------------------------------------------------
  End of Period                    $2,909,897 $2,784,059 $2,073,959  $1,979,310
================================================================================
* Includes  Insured  Long-Term  and  Long-Term  Tax-Exempt  Funds'  fiscal  2002 short-term capital gain distributions totaling $9,002,000 and $207,000, respectively, that are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                         HIGH-YIELD
                                                       TAX-EXEMPT FUND
                                             -----------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                             -----------------------------------
                                                     2002                  2001
                                                    (000)                 (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                         $ 203,179             $ 182,170
  Realized Net Gain (Loss)                         (4,185)                2,478
  Change in Unrealized Appreciation
    (Depreciation)                                (60,769)              121,368
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                     138,225               306,016
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                              (145,957)             (182,170)
    Admiral Shares                                (57,222)                   --
  Realized Capital Gain
    Investor Shares                                    --                    --
    Admiral Shares                                     --                    --
--------------------------------------------------------------------------------
    Total Distributions                          (203,179)             (182,170)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
    Investor Shares                              (904,504)              470,411
    Admiral Shares                              1,287,946                    --
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
    Share Transactions                            383,442               470,411
--------------------------------------------------------------------------------
    Total Increase (Decrease)                     318,488               594,257
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                           3,626,978             3,032,721
--------------------------------------------------------------------------------
  End of Period                                $3,945,466            $3,626,978
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002            2001           2000        1999        1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $1.00           $1.00          $1.00       $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .015            .031           .038        .030       .034
  Net Realized and Unrealized Gain (Loss)
    on Investments                                         --              --             --          --         --
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     .015            .031           .038        .030       .034
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.015)          (.031)         (.038)      (.030)     (.034)
  Distributions from Realized Capital Gains                --              --             --          -- --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.015)          (.031)         (.038)      (.030)     (.034)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $1.00           $1.00          $1.00       $1.00      $1.00
====================================================================================================================

TOTAL RETURN                                            1.46%           3.15%          3.91%       3.08%      3.44%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                $10,864          $9,128         $8,214      $7,144     $6,246
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%           0.18%          0.18%       0.18%      0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                  1.45%           3.08%          3.84%       3.03%      3.37%
====================================================================================================================

SHORT-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002            2001           2000        1999       1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $15.74          $15.50         $15.48      $15.65     $15.58
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .449            .628           .623        .578       .609
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (.010)           .240           .020       (.164)      .076
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     .439            .868           .643        .414       .685
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.449)          (.628)         (.623)      (.578)     (.609)
  Distributions from Realized Capital Gains                --              --             --       (.006)     (.006)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.449)          (.628)         (.623)      (.584)     (.615)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $15.73          $15.74         $15.50      $15.48     $15.65
====================================================================================================================

TOTAL RETURN                                            2.83%           5.70%          4.24%       2.69%      4.49%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $1,943          $1,318         $2,004      $1,893     $1,654
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%           0.19%          0.18%       0.18%      0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                  2.80%           4.04%          4.03%       3.71%      3.90%
  Portfolio Turnover Rate                                 53%             47%            45%         56%        36%
====================================================================================================================


SHORT-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED      FEB. 12* TO
                                                     OCT. 31,         OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002            2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $15.74          $15.66
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .457            .448
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (.010)           .080
--------------------------------------------------------------------------------
    Total from Investment Operations                     .447            .528
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.457)          (.448)
  Distributions from Realized Capital Gains                --              --
--------------------------------------------------------------------------------
    Total Distributions                                 (.457)          (.448)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $15.73          $15.74
================================================================================

TOTAL RETURN                                            2.88%           3.42%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                   $1,601          $1,055
Ratio of Total Expenses to
    Average Net Assets                                  0.12%         0.13%**
Ratio of Net Investment Income to
    Average Net Assets                                  2.86%         3.96%**
Portfolio Turnover Rate                                   53%             47%
================================================================================
 *Inception.
**Annualized.

LIMITED-TERM TAX-EXEMPT FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                             ----------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002            2001           2000        1999       1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.99          $10.64         $10.59      $10.85    $10.74
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .425            .474           .470        .457      .460
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       .010            .350           .050       (.260)     .110
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     .435            .824           .520        .197      .570
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.425)          (.474)         (.470)      (.457)    (.460)
  Distributions from Realized Capital Gains                --              --             --          --        --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.425)          (.474)         (.470)      (.457)    (.460)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $11.00          $10.99         $10.64      $10.59    $10.85
===================================================================================================================

TOTAL RETURN                                            4.05%           7.89%          5.04%       1.83%     5.42%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $2,645          $2,130         $2,775      $2,577    $2,340
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%           0.19%          0.18%       0.18%     0.21%
  Ratio of Net Investment Income to
    Average Net Assets                                  3.84%           4.40%          4.45%       4.25%     4.27%
  Portfolio Turnover Rate                                 17%             19%            32%         14%       35%
===================================================================================================================


LIMITED-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED        FEB. 12* TO
                                                     OCT. 31,           OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002               2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.99            $10.87
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .431              .342
  Net Realized and Unrealized Gain (Loss)
     on Investments                                      .010              .120
--------------------------------------------------------------------------------
    Total from Investment Operations                     .441              .462
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.431)            (.342)
  Distributions from Realized Capital Gains                --                --
--------------------------------------------------------------------------------
    Total Distributions                                 (.431)            (.342)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $11.00            $10.99
================================================================================

TOTAL RETURN                                            4.10%             4.31%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $2,484            $1,572
  Ratio of Total Expenses to
    Average Net Assets                                  0.12%           0.13%**
  Ratio of Net Investment Income to
    Average Net Assets                                  3.88%           4.42%**
  Portfolio Turnover Rate                                 17%               19%
================================================================================
 *Inception.
**Annualized.

INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                             ---------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002              2001         2000        1999      1998
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $13.61            $13.05       $12.79      $13.52   $13.35
------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .605              .637         .646        .648     .661
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (.029)             .560         .260       (.695)    .222
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     .576             1.197         .906       (.047)    .883
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.605)            (.637)       (.646)      (.648)   (.661)
  Distributions from Realized Capital Gains             (.031)               --           --       (.035)   (.052)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.636)            (.637)       (.646)      (.683)   (.713)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $13.55            $13.61       $13.05      $12.79   $13.52
==================================================================================================================

TOTAL RETURN                                            4.36%             9.36%        7.28%      -0.40%    6.78%
==================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $7,215            $6,944       $8,553      $8,228   $7,773
  Ratio of Total Expenses to
    Average Net Assets                                  0.17%             0.19%        0.18%       0.18%    0.21%
  Ratio of Net Investment Income to
   Average Net Assets                                   4.48%             4.77%        5.03%       4.83%    4.93%
  Portfolio Turnover Rate                                 13%               13%          17%         17%      14%
=================================================================================================================


INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED        FEB. 12* TO
                                                     OCT. 31,           OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002               2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $13.61            $13.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .612              .458
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (.029)             .170
--------------------------------------------------------------------------------
    Total from Investment Operations                     .583              .628
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.612)            (.458)
  Distributions from Realized Capital Gains             (.031)               --
--------------------------------------------------------------------------------
    Total Distributions                                 (.643)            (.458)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $13.55            $13.61
================================================================================

TOTAL RETURN                                            4.41%             4.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $4,498            $3,494
  Ratio of Total Expenses to
    Average Net Assets                                  0.12%           0.14%**
  Ratio of Net Investment Income to
    Average Net Assets                                  4.53%           4.74%**
  Portfolio Turnover Rate                                 13%               13%
================================================================================
 *Inception.
**Annualized.

INSURED LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                             ---------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002              2001         2000        1999     1998
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.82            $12.14       $11.69      $12.73   $12.51
------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .597              .628         .649        .644     .658
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       .110              .680         .450       (.971)    .301
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     .707             1.308        1.099       (.327)    .959
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.597)            (.628)       (.649)      (.644)   (.658)
  Distributions from Realized Capital Gains             (.080)               --           --       (.069)   (.081)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.677)            (.628)       (.649)      (.713)   (.739)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $12.85            $12.82       $12.14      $11.69   $12.73
==================================================================================================================

TOTAL RETURN                                            5.74%            10.99%        9.68%      -2.74%    7.88%
==================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $1,951            $1,940       $2,300      $2,160   $2,235
  Ratio of Total Expenses to
    Average Net Assets                                  0.18%             0.19%        0.19%       0.19%    0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                  4.72%             5.00%        5.48%       5.20%    5.22%
  Portfolio Turnover Rate                                 20%               21%          34%         17%      16%
==================================================================================================================


INSURED LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED        FEB. 12* TO
                                                     OCT. 31,           OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002               2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.82            $12.64
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .604              .452
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       .110              .180
--------------------------------------------------------------------------------
    Total from Investment Operations                     .714              .632
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.604)            (.452)
  Distributions from Realized Capital Gains             (.080)               --
--------------------------------------------------------------------------------
    Total Distributions                                 (.684)            (.452)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $12.85            $12.82
================================================================================

TOTAL RETURN                                            5.80%             5.11%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $959              $844
  Ratio of Total Expenses to
    Average Net Assets                                  0.12%           0.14%**
  Ratio of Net Investment Income to
    Average Net Assets                                  4.77%           4.98%**
  Portfolio Turnover Rate                                 20%               21%
================================================================================
 *Inception.
**Annualized.

LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                             ---------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002              2001         2000        1999     1998
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $11.38            $10.73       $10.34      $11.39   $11.18
------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .539              .561         .572        .565     .580
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       .010              .650         .390       (.935)    .268
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     .549             1.211         .962       (.370)    .848
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.539)            (.561)       (.572)      (.565)   (.580)
  Distributions from Realized Capital Gains             (.030)               --           --       (.115)   (.058)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.569)            (.561)       (.572)      (.680)   (.638)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $11.36            $11.38       $10.73      $10.34   $11.39
==================================================================================================================

TOTAL RETURN                                            5.00%            11.52%        9.58%      -3.45%    7.78%
==================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $1,249            $1,264       $1,649      $1,527   $1,509
  Ratio of Total Expenses to
   Average Net Assets                                   0.17%             0.19%        0.19%       0.18%    0.21%
  Ratio of Net Investment Income to
    Average Net Assets                                  4.80%             5.07%        5.46%       5.13%    5.13%
  Portfolio Turnover Rate                                 15%               16%          25%         15%      18%
==================================================================================================================



LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED        FEB. 12* TO
                                                     OCT. 31,           OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002               2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $11.38            $11.18
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .545              .403
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       .010              .200
--------------------------------------------------------------------------------
    Total from Investment Operations                     .555              .603
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.545)            (.403)
  Distributions from Realized Capital Gains             (.030)               --
--------------------------------------------------------------------------------
    Total Distributions                                 (.575)            (.403)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $11.36            $11.38
================================================================================

TOTAL RETURN                                            5.06%             5.51%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $825              $715
  Ratio of Total Expenses to
    Average Net Assets                                  0.12%           0.13%**
  Ratio of Net Investment Income to
    Average Net Assets                                  4.85%           5.02%**
  Portfolio Turnover Rate                                 15%               16%
================================================================================
*Inception.
**Annualized.

HIGH-YIELD TAX-EXEMPT FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                             ---------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002              2001         2000       1999      1998
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.72            $10.31       $10.13      $11.06   $10.83
INVESTMENT OPERATIONS
  Net Investment Income                                  .563              .576         .582        .571     .582
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (.180)             .410         .180       (.858)    .282
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     .383              .986         .762       (.287)    .864
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.563)            (.576)       (.582)      (.571)   (.582)
  Distributions from Realized Capital Gains                --                --           --       (.072)   (.052)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.563)            (.576)       (.582)      (.643)   (.634)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $10.54            $10.72       $10.31      $10.13   $11.06
==================================================================================================================

TOTAL RETURN                                            3.67%             9.77%        7.79%      -2.77%    8.19%
==================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                    $2,670           $3,627       $3,033      $2,867   $2,704
Ratio of Total Expenses to
    Average Net Assets                                  0.17%             0.19%        0.19%       0.18%    0.20%
Ratio of Net Investment Income to
    Average Net Assets                                  5.30%             5.43%        5.74%       5.33%    5.28%
Portfolio Turnover Rate                                   18%               18%          32%         22%      24%
==================================================================================================================


HIGH-YIELD TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                                  NOV. 12, 2001*
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   TO OCT. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.78
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .549
  Net Realized and Unrealized Gain (Loss) on Investments                  (.240)
--------------------------------------------------------------------------------
    Total from Investment Operations                                       .309
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.549)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.549)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $10.54
================================================================================

TOTAL RETURN                                                              2.96%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                   $1,275
  Ratio of Total Expenses to Average Net Assets                         0.12%**
  Ratio of Net Investment Income to Average Net Assets                  5.35%**
  Portfolio Turnover Rate                                                   18%
================================================================================
 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

     Each fund, except the Tax-Exempt Money Market Fund, offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares were first issued by the Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds on February 12, 2001, and by the High-Yield Tax-Exempt Fund on November 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                         CAPITAL CONTRIBUTION       PERCENTAGE     PERCENTAGE OF
                                 TO VANGUARD          OF FUND         VANGUARD'S
TAX-EXEMPT FUND                        (000)       NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                           $2,052             0.02%            2.05%
Short-Term                                710             0.02             0.71
Limited-Term                            1,019             0.02             1.02
Intermediate-Term                       2,422             0.02             2.42
Insured Long-Term                         602             0.02             0.60
Long-Term                                 438             0.02             0.44
High-Yield                                824             0.02             0.82
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended October 31, 2002, these arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                EXPENSE REDUCTION
                                      (000)
                          -----------------------------  TOTAL EXPENSE REDUCTION
                          MANAGEMENT AND      CUSTODIAN       AS A PERCENTAGE OF
TAX-EXEMPT FUND           ADMINISTRATIVE           FEES       AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Short-Term                          $108            $12                      --
Limited-Term                         256             24                    0.01%
Intermediate-Term                    857             49                    0.01
Insured Long-Term                    285              7                    0.01
Long-Term                            145             11                    0.01
High-Yield                           353             20                    0.01
--------------------------------------------------------------------------------

D. During the year ended October 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                        (000)
                                        ----------------------------------------
TAX-EXEMPT FUND                             PURCHASES               SALES
--------------------------------------------------------------------------------
Short-Term                                 $1,399,836          $1,135,852
Limited-Term                                1,597,755             669,279
Intermediate-Term                           2,340,393           1,345,150
Insured Long-Term                             543,266             544,853
Long-Term                                     282,689             309,766
High-Yield                                    807,582             655,862
--------------------------------------------------------------------------------

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. For federal income tax purposes, at October 31, 2002, the funds had the following capital gains available for distribution, or capital loss carryforwards available to offset future capital gains:

--------------------------------------------------------------------------------
                                                     CAPITAL LOSS CARRYFORWARDS
                                    CAPITAL GAINS ------------------------------
                                    AVAILABLE FOR             EXPIRATION: FISCAL
                                     DISTRIBUTION    AMOUNT       YEAR(S) ENDING
TAX-EXEMPT FUND                             (000)     (000)          OCTOBER 31,
--------------------------------------------------------------------------------
Short-Term                                     --    $  142            2008-2010
Limited-Term                                   --     3,694            2008-2009
Intermediate-Term                         $34,372        --                   --
Insured Long-Term                          18,704        --                   --
Long-Term                                   9,310        --                   --
High-Yield                                     --    19,184            2007-2010
--------------------------------------------------------------------------------

The Intermediate-Term, Insured Long-Term, and Long-Term Tax-Exempt Funds' capital gain amounts above include $3,375,000, $2,777,000, and $112,000, respectively, of short-term gains available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

     The following funds had realized losses through October 31, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes (see Note F).

--------------------------------------------------------------------------------
                                                                DEFERRED LOSSES
TAX-EXEMPT FUND                                                           (000)
--------------------------------------------------------------------------------
Limited-Term                                                          $   3,288
Intermediate-Term                                                        67,883
Insured Long-Term                                                        34,899
Long-Term                                                                15,550
High-Yield                                                               27,933
--------------------------------------------------------------------------------

The Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the funds have reclassified $4,917,000, $2,938,000, and $2,267,000, respectively, from accumulated net realized gains to paid-in capital.

F. At October 31, 2002, net unrealized appreciation of investment securities for federal income tax purposes was:

--------------------------------------------------------------------------------
                                                      (000)
                            ----------------------------------------------------
                                                                  NET UNREALIZED
                            APPRECIATED          DEPRECIATED        APPRECIATION
TAX-EXEMPT FUND              SECURITIES           SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Short-Term                     $ 34,566            $  (5,669)         $   28,897
Limited-Term*                   141,675              (34,895)            106,780
Intermediate-Term*              582,596             (162,799)            419,797
Insured Long-Term*              215,619                 (977)            214,642
Long-Term*                      144,343              (22,322)            122,021
High-Yield*                     203,328             (155,869)             47,459
--------------------------------------------------------------------------------
*See Note E.

At October 31, 2002, the aggregate settlement value of open futures contracts expiring in December 2002 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                       (000)
                             ---------------------------------------------------
                              NUMBER OF          AGGREGATE            UNREALIZED
TAX-EXEMPT FUND/           LONG (SHORT)         SETTLEMENT          APPRECIATION
  FUTURES CONTRACTS           CONTRACTS             VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------
Limited-Term
  5-Year U.S. Treasury Note         500           $ 56,867            $     239
Intermediate-Term
  10-Year U.S. Treasury Note     (7,624)           874,616              (28,418)
Insured Long-Term
  10-Year U.S. Treasury Note     (2,725)           312,609               (8,047)
Long-Term
  10-Year U.S. Treasury Note       (851)            97,626               (2,565)
High-Yield
  10-Year U.S. Treasury Note     (2,900)           332,684              (10,233)
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

G. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------------
                                                          YEAR ENDED OCTOBER 31,
                                       ----------------------------------------------------------
                                                   2002                            2001
                                       ---------------------------     --------------------------
                                         AMOUNT            SHARES         AMOUNT          SHARES
TAX-EXEMPT FUND                           (000)             (000)         (000)           (000)
-------------------------------------------------------------------------------------------------
MONEY MARKET
  Issued                           $ 10,570,551       10,570,551     $ 9,228,698       9,228,698
  Issued in Lieu of
    Cash Distributions                  131,741          131,741         247,287         247,287
  Redeemed                           (8,966,505)      (8,966,505)     (8,562,004)     (8,562,004)
                                     ------------------------------------------------------------
    Net Increase (Decrease)           1,735,787        1,735,787         913,981         913,981
-------------------------------------------------------------------------------------------------

SHORT-TERM
  Investor Shares
  Issued                            $ 1,470,890           93,613       $ 957,558          61,242
  Issued in Lieu of
    Cash Distributions                   38,676            2,461          51,184           3,272
  Redeemed                             (883,248)         (56,196)     (1,723,773)       (110,152)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Investor Shares                   626,318           39,878        (715,031)        (45,638)
                                     ------------------------------------------------------------
Admiral Shares
  Issued                              1,261,348           80,270       1,316,380          84,014
  Issued in Lieu of
    Cash Distributions                   31,080            1,978          18,049           1,150
  Redeemed                             (746,199)         (47,494)       (284,527)        (18,139)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Admiral Shares                    546,229           34,754       1,049,902          67,025
-------------------------------------------------------------------------------------------------

LIMITED-TERM
Investor Shares
  Issued                            $ 1,440,689          131,521     $ 1,129,701         104,128
  Issued in Lieu of
    Cash Distributions                   73,657            6,722          80,680           7,436
  Redeemed                           (1,002,825)         (91,554)     (1,938,779)       (178,678)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Investor Shares                   511,521           46,689        (728,398)        (67,114)
                                     ------------------------------------------------------------
Admiral Shares
  Issued                              1,486,083          135,684       1,736,209         159,648
  Issued in Lieu of
    Cash Distributions                   59,364            5,416          25,893           2,370
  Redeemed                             (637,076)         (58,219)       (207,356)        (19,019)
    Net Increase (Decrease)--        -----------------------------------------------------------
    Admiral Shares                      908,371           82,881       1,554,746         142,999
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                             YEAR ENDED OCTOBER 31,
                                       ----------------------------------------------------------
                                                   2002                            2001
                                       ---------------------------      -------------------------
                                         AMOUNT           SHARES          AMOUNT         SHARES
TAX-EXEMPT FUND                           (000)            (000)           (000)          (000)
-------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM
Investor Shares
  Issued                            $ 2,084,416          154,140     $ 1,984,700         148,332
  Issued in Lieu of
    Cash Distributions                  254,713           18,879         268,564          20,059
  Redeemed                           (2,031,677)        (150,447)     (4,203,638)       (313,669)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Investor Shares                   307,452           22,572      (1,950,374)       (145,278)
                                     ------------------------------------------------------------
Admiral Shares
  Issued                              1,765,226          130,635       3,615,548         269,495
  Issued in Lieu of
    Cash Distributions                  136,523           10,115          64,284           4,770
  Redeemed                             (880,079)         (65,383)       (236,997)        (17,601)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Admiral Shares                  1,021,670           75,367       3,442,835         256,664
-------------------------------------------------------------------------------------------------

INSURED LONG-TERM
Investor Shares
  Issued                              $ 363,340           28,663       $ 446,506          35,511
  Issued in Lieu of
    Cash Distributions                   67,875            5,365          66,881           5,319
  Redeemed                             (430,275)         (33,974)       (993,871)        (78,941)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Investor Shares                       940               54        (480,484)        (38,111)
                                     ------------------------------------------------------------
Admiral Shares
  Issued                                302,979           23,904         865,400          68,712
  Issued in Lieu of
    Cash Distributions                   31,451            2,498          14,372           1,136
  Redeemed                             (216,423)         (17,144)        (50,436)         (3,991)

    Net Increase (Decrease)--        -----------------------------------------------------------
      Admiral Shares                    118,007            9,258         829,336          65,857
-------------------------------------------------------------------------------------------------

LONG-TERM
Investor Shares
  Issued                              $ 319,401           28,384       $ 360,061          32,376
  Issued in Lieu of
    Cash Distributions                   44,555            3,969          48,368           4,346
  Redeemed                             (376,389)         (33,517)       (882,673)        (79,266)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Investor Shares                   (12,433)          (1,164)       (474,244)        (42,544)
                                     ------------------------------------------------------------
Admiral Shares
  Issued                                307,013           27,315         754,990          67,711
  Issued in Lieu of
    Cash Distributions                   26,091            2,324          13,630           1,215
  Redeemed                             (224,112)         (19,947)        (67,746)         (6,032)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Admiral Shares                    108,992            9,692         700,874          62,894
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                       ----------------------------------------------------------
                                                   2002                            2001
                                       ----------------------------       -----------------------
                                         AMOUNT           SHARES          AMOUNT          SHARES
TAX-EXEMPT FUND                           (000)            (000)          (000)            (000)
-------------------------------------------------------------------------------------------------
HIGH-YIELD
INVESTOR SHARES
  Issued                              $ 764,108           71,970       $ 993,339          93,533
  Issued in Lieu of
    Cash Distributions                   99,159            9,347         119,627          11,267
  Redeemed                           (1,767,771)        (166,237)       (642,555)        (60,572)

    Net Increase (Decrease)--        ------------------------------------------------------------
      Investor Shares                  (904,504)         (84,920)        470,411          44,228
                                     ------------------------------------------------------------
Admiral Shares
  Issued                              1,500,895          141,120              --              --
  Issued in Lieu of
    Cash Distributions                   35,334            3,328              --              --
  Redeemed                             (248,283)         (23,421)             --              --

    Net Increase (Decrease)--        ------------------------------------------------------------
      Admiral Shares                  1,287,946          121,027              --              --
-------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Municipal Bond Funds:

In our opinion, the statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 11, 2002

--------------------------------------------------------------------------------
SPECIAL 2002 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD MUNICIPAL BOND FUNDS

This information for the fiscal year ended October 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     Each fund designates 100% of its income dividends as exempt-interest dividends.

     The Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds distributed $28,347,000, $10,915,000, and $7,258,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you--and it's getting better all the time.

MANAGE YOUR INVESTMENTS WITH EASE

Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.

*    Check your overall asset allocation, no matter where your assets are held.

*    Compare your holdings with industry benchmarks.

*    Analyze your personal performance.

* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)

* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE

Go to our Planning & Advice and Research Funds & Stocks sections and:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.

*    Find out how much you should save for  retirement  and for college costs.

*    Discover how investment  costs affect your bottom line by using our Compare
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*    Find out how to maximize your after-tax  returns in our PlainTalk(R)  guide
     Be a Tax-Savvy Investor.

*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund


BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida, Massachusetts,
 New Jersey, New York, Ohio,
 Pennsylvania)
Total Bond Market Index Fund


MONEY MARKET FUNDS

Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
 Funds (California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund


VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small-Cap Index Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio


For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

[graphic]
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

NAME                     POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)          (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE    OVERSEEN BY TRUSTEE/OFFICER)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*         Chairman of the Board,              Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)                   Chief Executive Officer,            of The Vanguard Group, Inc., and of each of the investment companies
May 1987                 and Trustee                         served by The Vanguard Group.
                         (109)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS         Trustee                             The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                   (109)                               to Greenwich Associates (international business strategy consulting);
January 2001                                                 Successor Trustee of Yale University; Overseer of the Stern School of
                                                             Business at New York University; Trustee of the Whitehead Institute
                                                             for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN   Trustee                             Vice President, Chief Information Officer, and Member of the Executive
(1950)                   (109)                               Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                                                             July 1998 Director of the Medical Center at Princeton and Women's
                                                             Research and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL        Trustee                             Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                   (107)                               Director of Vanguard Investment Series plc (Irish investment fund)
                                                             (since May 1977 November 2001), Vanguard Group (Ireland) Limited (Irish
                                                             investment management firm) (since November 2001), Prudential Insurance
                                                             Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                                             (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Jr.    Trustee                             Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                   (109)                               Industries, Inc. (forklift trucks/housewares/lignite); Director of
                                                             Goodrich January 1993 Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON       Trustee                             Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                   (109)                               (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                             April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                             (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS       PRINCIPAL OCCUPATION(S)
TRUSTEE/OFFICER  SINCE     OVERSEEN BY TRUSTEE/OFFICER)    DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (109)                           (since September 1997); Secretary of The Vanguard Group and of
                                                           June 2001 each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (109)                           investment companies served by The Vanguard Group.
July 1998

------------------------------------------------------------------------------------------------------------------------------------
* Officers of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology.    F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.      Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.          Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.           George U. Sauter, Quantitative Equity Group.

--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard,  The  Vanguard  Group,  Vanguard.com,   Admiral,   Consolidated  View,
PlainTalk, Explorer, LifeStrategy, Morgan, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

                                                     [graphic]
                                                     THE VANGUARD GROUP(R)
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2002 The Vanguard Group, Inc.
                                                All rights reserved.
                                                Vanguard Marketing
                                                Corporation, Distributor.

                                                Q950 122002

VANGUARD(R)MUNICIPAL BOND FUNDS

ANNUAL REPORT * OCTOBER 31, 2002

STATEMENT OF NET ASSETS
The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report.
     This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains may differ from the amount available to distribute to shareholders as taxable capital gains as of the statement date because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
================================================================================
CONTENTS
Tax-Exempt Money Market Fund         1
Short-Term Tax-Exempt Fund          18
Limited-Term Tax-Exempt Fund        29
Intermediate-Term Tax-Exempt Fund   46
Insured Long-Term Tax-Exempt Fund   77
Long-Term Tax-Exempt Fund           87
High-Yield Tax-Exempt Fund          96
Key to Abbreviations               109
================================================================================

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.4%)
----------------------------------------------------------------------------------------------------------------
ALABAMA (0.9%)
Alabama Public School & College Auth. TOB VRDO                1.95%      11/7/2002(3)++        5,000       5,000
Birmingham AL GO VRDO                                         1.80%      11/7/2002(2)LOC      36,750      36,750
Jefferson County AL Sewer Rev.
  (Capital Improvement) VRDO                                  1.85%         11/7/2002(3)      20,000      20,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO                1.85%         11/7/2002         33,550      33,550
                                                                                                       ---------
                                                                                                          95,300
                                                                                                       ---------
ALASKA (1.2%)
Alaska Housing Finance Corp. Governmental Purpose VRDO        1.85%         11/7/2002(1)      24,600      24,600
Alaska Housing Finance Corp. Home Mortgage VRDO               1.95%         11/7/2002(4)      50,000      50,000
Alaska Housing Finance Corp. Home Mortgage VRDO               1.95%         11/7/2002(4)      25,000      25,000
Anchorage AK Electric Util. (Muni. Light & Power) VRDO        1.80%         11/7/2002LOC      20,280      20,280
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.95%         11/1/2002          4,700       4,700
                                                                                                       ---------
                                                                                                         124,580
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
ARIZONA (0.8%)
Arizona School Fac. Board Rev. TOB VRDO                       1.93%         11/7/2002++        7,783       7,783
Arizona Transp. Board Highway Rev.                            3.00%          7/1/2003          5,785       5,836
Phoenix AZ Civic Improvement Corp.
  Water System Rev. TOB VRDO                                  1.93% 11/7/2002(Prere.)++        4,800       4,800
Pima County AZ IDA - Single Family Mortgage Rev. FR           1.72%        11/12/2002         20,940      20,940
Salt River Project Agricultural Improvement &
  Power Dist. AZ CP                                           1.85%         11/6/2002          3,000       3,000
Salt River Project Agricultural Improvement &
  Power Dist. AZ CP                                           1.85%         11/6/2002          8,350       8,350
Salt River Project Agricultural Improvement &
  Power Dist. AZ CP                                           1.80%        11/22/2002         35,000      35,000
                                                                                                       ---------
                                                                                                          85,709
                                                                                                       ---------
ARKANSAS (0.8%)
Pulaski County AR Health Fac. St. Vincent Infirmary
 (Catholic Health Initiatives) VRDO                           1.95%         11/7/2002         38,300      38,300
Univ. of Arkansas Board of Trustees Rev. VRDO                 1.90%         11/7/2002(1)      45,455      45,455
                                                                                                       ---------
                                                                                                          83,755
                                                                                                       ---------
CALIFORNIA (10.1%)
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO                   1.85%         11/7/2002LOC      18,800      18,800
California Higher Educ. Loan Auth. Student Loan Rev. PUT      1.80%          6/1/2003LOC      37,500      37,500
California Infrastructure & Economic Dev. Bank Rev. VRDO      1.95%         11/1/2002(2)      14,900      14,900
California RAN TOB VRDO                                       2.00%         11/7/2002++       70,000      70,000
California Revenue Anticipation Warrant                       2.50%        11/27/2002         65,000      65,033
California Revenue Anticipation Warrant                       3.00%        11/27/2002         25,000      25,022
California Revenue Anticipation Warrant                       2.00%         1/30/2003        131,000     131,062
California State Dept. Water Resources
  Power Supply Rev. PUT                                       1.80%         3/13/2003LOC     160,000     160,000
California State Dept. Water Resources
  Power Supply Rev. PUT                                       1.80%         2/13/2003(2)     100,000     100,000
California State Dept. Water Resources
  Power Supply Rev. PUT                                       1.80%         3/13/2003LOC      40,000      40,000
Irvine CA Assessment Dist. Improvement Bonds VRDO             2.00%         11/1/2002LOC      25,000      25,000
Los Angeles CA Unified School Dist. TRAN                      3.25%          7/1/2003         50,000      50,519
Los Angeles City CA TRAN                                      3.00%         6/30/2003         92,600      93,461
Los Angeles County CA TRAN                                    3.00%         6/30/2003         75,000      75,664
Orange County CA Sanitation Dist. COP VRDO                    1.95%         11/1/2002          2,600       2,600
Sacramento County CA TRAN                                     3.00%          8/1/2003         50,000      50,479
San Diego CA Unified School Dist. TRAN                        3.00%         7/28/2003         50,000      50,538
San Diego City CA TAN                                         3.00%          8/1/2003         59,650      60,290
Ventura County CA TRAN                                        3.00%          7/1/2003         30,000      30,263
                                                                                                       ---------
                                                                                                       1,101,131
                                                                                                       ---------
COLORADO (4.0%)
Colorado General Fund TRAN                                    3.00%         6/27/2003         33,000      33,275
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives) VRDO                           1.95%         11/7/2002         84,600      84,600
Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO           1.90%         11/7/2002LOC      25,000      25,000
Colorado Health Fac. Auth. Rev.
 (Sisters of Charity Leavenworth) VRDO                        1.90%         11/7/2002         10,000      10,000
Colorado Housing & Finance Auth.
  Single Family Mortgage Bonds Class I VRDO                   1.85%         11/7/2002         37,000      37,000
----------------------------------------------------------------------------------------------------------------

2

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Colorado Springs CO Util. System Rev. VRDO                    1.80%         11/7/2002         31,700      31,700
Colorado Student Obligation Bond Auth. VRDO                   1.92%         11/7/2002(2)      26,600      26,600
Denver CO City & County Airport Rev. VRDO                     2.00%         11/7/2002(1)     135,200     135,200
Denver CO City & County Airport Rev. VRDO                     2.00%         11/7/2002(1)      20,000      20,000
Lowry Econ. Redev. Auth. Colorado VRDO                        1.85%         11/7/2002LOC      19,900      19,900
Regional Transp. Dist. of Colorado COP
 (Transit Vehicles) VRDO                                      1.85%         11/7/2002(2)      15,000      15,000
                                                                                                       ---------
                                                                                                         438,275
                                                                                                       ---------
DELAWARE (0.5%)
Delaware GO                                                   4.00%          7/1/2003          9,880      10,048
New Castle County DE Airport Fac. Rev.
 (Flight Safety) VRDO                                         1.92%         11/7/2002         16,600      16,600
Univ. of Delaware Rev. VRDO                                   1.95%         11/1/2002          8,655       8,655
Univ. of Delaware Rev. VRDO                                   1.85%         11/7/2002         13,540      13,540
                                                                                                       ---------
                                                                                                          48,843
                                                                                                       ---------
DISTRICT OF COLUMBIA (3.6%)
District of Columbia
 (Henry J. Kaiser Family Foundation) VRDO                     1.88%         11/7/2002         12,000      12,000
District of Columbia (National Geographic Society) VRDO       1.80%         11/7/2002         17,670      17,670
District of Columbia (National Public Radio Inc.) VRDO        1.85%         11/7/2002LOC      13,700      13,700
District of Columbia (Smithsonian Institute) VRDO             1.80%         11/7/2002         54,435      54,435
District of Columbia GO TOB VRDO                              1.95%         11/7/2002(4)++     3,770       3,770
District of Columbia GO VRDO                                  1.85%         11/7/2002(3)      67,200      67,200
District of Columbia Housing Finance Agency
  Single Family Mortgage Rev. FR                              1.57%         11/7/2002         59,115      59,115
District of Columbia Univ. Rev.
 (George Washington Univ.) VRDO                               1.85%         11/7/2002(1)      41,765      41,765
Koch Industries District of Columbia TOB VRDO                 2.15%         11/7/2002(2)++   124,916     124,916
                                                                                                       ---------
                                                                                                         394,571
                                                                                                       ---------
FLORIDA (3.2%)
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                        1.99%         11/1/2002          4,200       4,200
Florida Board of Educ. Capital Outlay TOB VRDO                1.92%         11/7/2002++        7,980       7,980
Florida Board of Educ. TOB VRDO                               1.95%         11/7/2002++        4,990       4,990
Florida Dept. of Transp. TOB VRDO                             1.94%         11/7/2002++        7,590       7,590
Florida Dept. of Transp. TOB VRDO                             1.94%         11/7/2002++        6,935       6,935
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)            5.25%          7/1/2003(3)      18,350      18,789
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)
  TOB VRDO                                                    1.92%         11/7/2002(4)++    17,930      17,930
Hillsborough County FL Water & Sewer Rev. TOB VRDO            1.90%         11/7/2002(2)++    10,095      10,095
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO    2.00%         11/1/2002         22,000      22,000
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO    2.00%         11/1/2002         13,100      13,100
Orange County FL Educ. Fac. Auth. Rev.
 (Rollins College) VRDO                                       2.00%         11/1/2002LOC         500         500
Orange County FL Health Fac. Auth. Rev.
 (Adventist Health System/Sunbelt) VRDO                       1.95%         11/7/2002LOC      52,300      52,300
Orange County FL School Board VRDO                            1.90%         11/1/2002(1)       9,300       9,300
Orlando FL Utilities Comm. Water & Electric Rev. VRDO         1.80%         11/7/2002         10,600      10,600
Palm Beach County FL Rev. (Raymond F. Kravis
  Center for the Performing Arts, Inc.) VRDO                  1.80%         11/7/2002LOC      25,500      25,500
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Palm Beach County FL School Dist. TAN                         3.00%         9/30/2003         44,000      44,601
Palm Beach County FL Special Purpose Fac. Rev.
 (Flight Safety) VRDO                                         1.89%         11/7/2002         18,000      18,000
Sunshine State FL Govt. Financing Comm. Rev. VRDO             1.85%      11/7/2002(2)         74,875      74,875
Tampa Bay FL Water Util. System Rev. TOB VRDO                 1.92%    11/7/2002(3)(Prere.)++  2,500       2,500
                                                                                                       ---------
                                                                                                         351,785
                                                                                                       ---------
GEORGIA (4.9%)
Atlanta GA Water & Wastewater Rev. TOB VRDO                   1.92%         11/7/2002(3)++    18,495      18,495
Atlanta GA Water & Wastewater Rev. TOB VRDO                   1.92%         11/7/2002(1)++     9,995       9,995
Atlanta GA Water & Wastewater Rev. VRDO                       1.80%         11/7/2002(4)      24,440      24,440
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.00%         11/1/2002         10,300      10,300
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                2.00%         11/1/2002(2)       2,015       2,015
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                1.90%         11/7/2002(3)      77,295      77,295
Cherokee County GA Water & Sewer Auth. Rev.
  TOB VRDO                                                    1.92%         11/7/2002(1)++     5,750       5,750
Cobb County GA Rev.
 (Kennesaw State Univ. Project) VRDO                          1.86%         11/7/2002LOC      18,700      18,700
Cobb County GA School Dist.                                   2.50%        12/31/2002         75,000      75,103
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO          1.85%         11/7/2002LOC       9,000       9,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO               1.85%         11/7/2002LOC      14,500      14,500
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO              1.85%         11/7/2002LOC       7,300       7,300
Fulton County GA Dev. Auth.
 (Robert A. Woodruff Arts Center) VRDO                        1.80%         11/7/2002         10,000      10,000
Fulton County GA School Dist. TOB VRDO                        1.92%         11/7/2002(1)++     5,740       5,740
Fulton County GA School Dist. TOB VRDO                        1.94%         11/7/2002++       21,000      21,000
Georgia GO TOB PUT                                            1.85%          1/9/2003++       11,150      11,150
Georgia GO TOB VRDO                                           1.59%         11/7/2002++        6,265       6,265
Georgia GO TOB VRDO                                           1.92%         11/7/2002++       31,435      31,435
Georgia GO TOB VRDO                                           1.94%         11/7/2002++       10,580      10,580
Gwinnett County GA Hosp. Auth. Rev.
 (Gwinnett Hosp. System Inc. Project) VRDO                    1.85%         11/7/2002LOC      10,000      10,000
Macon-Bibb County GA Hosp. Auth.
 (Medical Center of Central Georgia) VRDO                     1.85%         11/7/2002LOC      15,350      15,350
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev. VRDO                                 1.85%         11/7/2002LOC      38,570      38,570
Monroe County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                2.00%         11/1/2002(2)      12,515      12,515
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
 (Emory Univ.) VRDO                                           1.75%         11/7/2002         31,600      31,600
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
 (Emory Univ.) VRDO                                           1.75%         11/7/2002         24,945      24,945
Richmond County GA Hosp. Auth.
 (Univ. of Health Services) VRDO                              1.85%         11/7/2002LOC      27,100      27,100
                                                                                                       ---------
                                                                                                         529,143
                                                                                                       ---------
HAWAII (0.9%)
Hawaii GO                                                     5.25%          4/1/2003(1)       5,000       5,069
Hawaii GO TOB VRDO                                            1.93%         11/7/2002(4)++     4,000       4,000
Hawaii GO TOB VRDO                                            1.94%         11/7/2002(4)++     8,435       8,435
Honolulu HI City & County PUT                                 2.85%         12/4/2002(3)      16,700      16,712
----------------------------------------------------------------------------------------------------------------

4

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Honolulu HI City & County PUT                                 2.85%         12/4/2002(3)      16,700      16,712
Honolulu HI City & County PUT                                 2.85%         12/4/2002(3)      16,600      16,612
Honolulu HI Multifamily Housing Rev. Bonds
  Hillside Apts. VRDO                                         1.90%         11/7/2002LOC      27,500      27,500
                                                                                                       ---------
                                                                                                          95,040
                                                                                                       ---------
IDAHO (0.1%)
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                            1.95%         11/7/2002         10,500      10,500

ILLINOIS (9.6%)
Chicago IL Board of Educ. TOB VRDO                            1.93%         11/7/2002(4)++     7,085       7,085
Chicago IL Board of Educ. TOB VRDO                            1.94%         11/7/2002(2)++     6,045       6,045
Chicago IL Board of Educ. TOB VRDO                            1.94%         11/7/2002(1)++     5,370       5,370
Chicago IL Board of Educ. VRDO                                1.85%         11/7/2002(4)      69,100      69,100
Chicago IL Board of Educ. VRDO                                1.85%         11/7/2002(4)      52,200      52,200
Chicago IL Board of Educ. VRDO                                1.85%         11/7/2002(4)      31,400      31,400
Chicago IL GO TOB VRDO                                        1.92%         11/7/2002(2)++    19,995      19,995
Chicago IL GO TOB VRDO                                        1.93%         11/7/2002(3)++     7,905       7,905
Chicago IL GO VRDO                                            1.84%         11/7/2002(3)      45,000      45,000
Chicago IL Metro. Water Reclamation District
  Greater Chicago GO Refunding Unlimited Tax VRDO             1.80%         11/7/2002         84,875      84,875
Chicago IL Park Dist. GO TOB VRDO                             1.92%         11/7/2002(3)++     9,990       9,990
Chicago IL Public Building Comm.
 (Chicago School Reform Board) TOB VRDO                       1.92%         11/7/2002(3)++     5,400       5,400
Chicago IL Sales Tax Rev. VRDO                                1.85%         11/7/2002(3)      70,000      70,000
Chicago IL Sales Tax Rev. TOB VRDO                            1.93%         11/7/2002(3)++     5,393       5,393
Chicago IL Water Rev. TOB VRDO                                1.93%         11/7/2002(2)++    12,775      12,775
Chicago IL Water Rev. VRDO                                    1.85%         11/7/2002LOC      30,125      30,125
Cook County IL GO Refunding Bonds TOB VRDO                    1.92%         11/7/2002(2)++    13,550      13,550
Cook County IL GO TOB VRDO                                    1.92%         11/7/2002(3)++    11,500      11,500
Illinois Dev. Finance Auth. Hosp. Rev.
 (Evanston Northwestern Healthcare Corp.) VRDO                1.85%         11/7/2002         58,100      58,100
Illinois Dev. Finance Auth. Rev. (Chicago Symphony) VRDO      1.85%         11/7/2002LOC      42,650      42,650
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO       1.85%         11/7/2002LOC      23,600      23,600
Illinois Educ. Fac. Auth. Rev. (DePaul Univ.) VRDO            1.85%         11/7/2002LOC      36,500      36,500
Illinois Educ. Fac. Auth. Rev.
 (Field Museum of Natural History) VRDO                       1.90%         11/7/2002LOC      15,000      15,000
Illinois GO TOB PUT                                           1.90%          1/9/2003(1)++    15,320      15,320
Illinois GO TOB PUT                                           1.90%          1/9/2003(3)++     9,670       9,670
Illinois GO TOB VRDO                                          1.92%         11/7/2002(1)++     6,925       6,925
Illinois GO TOB VRDO                                          1.92%         11/7/2002(1)++    30,530      30,530
Illinois GO TOB VRDO                                          1.92%         11/7/2002(1)++     7,525       7,525
Illinois GO TOB VRDO                                          1.92%         11/7/2002(1)++     5,390       5,390
Illinois GO TOB VRDO                                          1.92%         11/7/2002(1)++     5,135       5,135
Illinois GO TOB VRDO                                          1.93%         11/7/2002(1)++     4,270       4,270
Illinois GO TOB VRDO                                          1.94%         11/7/2002(3)++    11,000      11,000
Illinois GO TOB VRDO                                          1.95%         11/7/2002(4)++    15,180      15,180
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO       1.95%         11/7/2002(2)      40,000      40,000
Illinois Health Fac. Auth. Rev.
 (Gottlieb Health Resources Inc. Obligated Group) VRDO        1.80%         11/7/2002LOC      27,800      27,800
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                           1.95%         11/1/2002         13,325      13,325
----------------------------------------------------------------------------------------------------------------

                                                                               5

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                           2.00%         11/1/2002         25,000      25,000
Illinois Health Fac. Auth. Rev.
 (OSF Healthcare System) VRDO                                 2.00%         11/1/2002LOC      25,300      25,300
Illinois Health Fac. Auth. Rev.
 (Univ. of Chicago Hosp. & Health Systems) VRDO               2.00%         11/1/2002(1)       3,700       3,700
Illinois RAN                                                  3.00%         6/15/2003         50,000      50,458
Illinois Regional Transp. Auth. Rev. TOB VRDO                 1.92%         11/7/2002(3)      12,895      12,895
Illinois Sales Tax Rev. TOB VRDO                              1.93%         11/7/2002++        8,390       8,390
Illinois Student Assistance Comm. Student Loan Rev. VRDO      1.95%         11/7/2002LOC       9,000       9,000
Metro. Pier & Exposition Auth. IL Dedicated Tax Rev.
  TOB VRDO                                                    1.92%         11/7/2002(1)++     6,145       6,145
Metro. Pier & Exposition Auth. IL Dedicated Tax Rev.
  TOB VRDO                                                    1.92%         11/7/2002(2)++     5,495       5,495
Metro. Pier & Exposition Auth. IL Dedicated Tax Rev.
  TOB VRDO                                                    1.92%         11/7/2002(1)++    14,995      14,995
Metro. Pier & Exposition Auth. IL Dedicated Tax Rev.
  TOB VRDO                                                    1.94%         11/7/2002(1)++    10,000      10,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                            3.00%          6/1/2003(3)       4,360       4,395
Schaumburg IL GO VRDO                                         1.85%         11/7/2002         15,700      15,700
                                                                                                       ---------
                                                                                                       1,047,101
                                                                                                       ---------
INDIANA (2.5%)
Delaware County IN Hosp. Auth. Rev.
 (Cardinal Health Systems) VRDO                               1.90%         11/7/2002(2)      37,300      37,300
Indiana Bond Bank Advance Funding Program Notes               2.25%         1/22/2003         22,000      22,029
Indiana Dev. Finance Auth. Rev.
 (Indianapolis Museum of Art) VRDO                            1.90%         11/7/2002LOC      13,000      13,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO                1.90%         11/7/2002LOC      35,295      35,295
Indiana Health Fac. Auth. Finance Auth. Rev.
 (Ascension Health Credit Group) PUT                          1.83%          7/3/2003         13,000      13,000
Indiana Health Fac. Auth. Finance Auth. Rev.
 (Ascension Health Credit Group) PUT                          1.83%          7/3/2003         15,000      15,000
Indiana Muni. Power Agency VRDO                               1.85%         11/7/2002LOC      10,000      10,000
Indiana Office Building Comm. Fac. Rev.
 (Indiana Govt. Center South) VRDO                            1.80%         11/7/2002         36,100      36,100
Indiana Office Building Comm. Fac. Rev.
 (Miami Correctional Fac.) VRDO                               1.85%         11/7/2002         31,000      31,000
Indiana Office Building Comm. Fac. Rev.
 (Pendleton Juvenile Corrections Fac.) VRDO                   1.80%         11/7/2002         32,400      32,400
Indianapolis IN Local Public Improvement Bond Bank
  TOB VRDO                                                    1.92%         11/7/2002(1)++     9,745       9,745
St. Joseph County IN Educ. Fac. Rev.
 (Univ. of Notre Dame du Lac Project) VRDO                    1.95%         11/1/2002         11,000      11,000
Whiting IN Environmental Facilities Rev.
 (BP Products Project) VRDO                                   2.05%         11/1/2002          9,580       9,580
                                                                                                       ---------
                                                                                                         275,449
                                                                                                       ---------
IOWA (0.2%)
Iowa Higher Educ. Loan Auth. Rev. Private College Fac.
 (Grinnell College Project) VRDO                              1.85%         11/7/2002         25,000      25,000
----------------------------------------------------------------------------------------------------------------

6

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
KANSAS (1.1%)
Kansas Dept. of Transp. Highway Rev. VRDO                     1.99%         11/1/2002         16,870      16,870
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         12,500      12,500
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         21,000      21,000
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%        10/30/2003         25,000      25,000
Kansas Dev. Finance Auth. Kansas Water PCR TOB VRDO           1.92%         11/7/2002++        8,720       8,720
Sedgwick County KS Airport Fac. Rev. (Flight Safety) VRDO     1.92%         11/7/2002         34,000      34,000
                                                                                                       ---------
                                                                                                         118,090
                                                                                                       ---------
KENTUCKY (2.2%)
Berea KY Educ. Fac. Rev. (Berea College) VRDO                 1.90%         11/1/2002          7,500       7,500
Jeffersontown KY Lease Program
 (Kentucky League of Cities Funding) VRDO                     1.90%         11/7/2002LOC       5,400       5,400
Kentucky Asset/Liability Comm. General Fund FR                2.00%         11/7/2002         60,000      60,000
Kentucky Asset/Liability Comm. General Fund Rev. Notes        2.75%         6/26/2003         12,270      12,353
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
 (Baptist Healthcare) VRDO                                    1.90%         11/7/2002(1)      20,865      20,865
Kentucky Housing Corp. Single Family Mortgage Rev.
  TOB VRDO                                                    2.02%         11/7/2002++        4,745       4,745
Kentucky Property & Building Comm. Rev.                       3.50%          2/1/2003          6,675       6,704
Kentucky Property & Building Comm. Rev. TOB VRDO              1.93%         11/7/2002(4)++     5,900       5,900
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. (UPS Worldwide Forwarding) VRDO                2.00%         11/1/2002          6,300       6,300
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. (UPS Worldwide Forwarding) VRDO                2.05%         11/1/2002         33,800      33,800
Louisville & Jefferson County KY TOB VRDO                     1.94%         11/7/2002(1)++    15,000      15,000
Warren County KY Rev.
 (Western Kentucky Univ. Student Life) VRDO                   1.86%         11/7/2002LOC      65,455      65,455
                                                                                                       ---------
                                                                                                         244,022
                                                                                                       ---------
LOUISIANA (0.1%)
Louisiana GO TOB VRDO                                         1.92%         11/7/2002(4)++     5,325       5,325
Louisiana GO TOB VRDO                                         1.93%         11/7/2002(1)++     5,145       5,145
                                                                                                       ---------
                                                                                                          10,470
                                                                                                       ---------
MAINE (0.3%)
Maine GO TAN                                                  2.25%         6/30/2003         10,000      10,049
Maine Health & Higher Educ. Fac. Auth. Rev.
 (Bowdoin College) VRDO                                       1.86%         11/7/2002LOC      12,405      12,405
Maine Housing Auth. Mortgage PUT                              1.60%         7/15/2003          4,000       4,000
Maine Housing Auth. Mortgage PUT                              1.65%         7/15/2003          8,000       8,000
                                                                                                       ---------
                                                                                                          34,454
                                                                                                       ---------
MARYLAND (1.1%)
Anne Arundel County MD General Improvement GO BAN CP          1.45%        12/12/2002         10,000      10,000
Baltimore County MD Metro. Dist. CP                           1.40%        11/12/2002         24,800      24,800
Baltimore Mayor & City Council Maryland Consolidated
  Public Improvement Project Refunding VRDO                   1.80%         11/7/2002(3)      17,000      17,000
Frederick County MD Consolidated
  Public Improvement VRDO                                     1.86%         11/7/2002          6,305       6,305
Maryland Dept. of Housing & Community Dev. TOB VRDO           1.97%         11/7/2002++        5,805       5,805
Maryland GO TOB VRDO                                          1.93%         11/7/2002++       12,865      12,865
Univ. of Maryland System Auxiliary Fac. & Tuition Rev.
  TOB VRDO                                                    1.95%         11/7/2002++        7,073       7,073
Washington Suburban Sanitation Dist. of Maryland VRDO         1.86%         11/7/2002         32,600      32,600
                                                                                                       ---------
                                                                                                         116,448
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
MASSACHUSETTS (1.4%)
Brookline MA BAN                                              3.50%         5/15/2003         15,500      15,639
Massachusetts GO VRDO                                         2.00%         11/1/2002         41,600      41,600
Massachusetts GO VRDO                                         1.85%         11/7/2002         67,600      67,600
Massachusetts GO VRDO                                         1.85%         11/7/2002         10,000      10,000
Massachusetts Water Reserve Auth. VRDO                        1.90%         11/1/2002LOC       5,000       5,000
Norwell MA BAN                                                2.75%         2/21/2003          8,110       8,137
                                                                                                       ---------
                                                                                                         147,976
                                                                                                       ---------
MICHIGAN (5.4%)
Detroit MI City School Dist. TOB VRDO                         1.94%         11/7/2002(3)++     3,725       3,725
Detroit MI Sewage Disposal System VRDO                        1.85%         11/7/2002(3)      19,100      19,100
Detroit MI Water Supply System VRDO                           1.80%         11/7/2002(3)      41,100      41,100
Huron Valley MI School Dist. TOB VRDO                         1.94%         11/7/2002++       11,000      11,000
Michigan Building Auth. Rev. TOB VRDO                         1.93%         11/7/2002(4)++     9,635       9,635
Michigan Building Auth. Rev. VRDO                             1.85%         11/7/2002         64,310      64,310
Michigan GO                                                   6.00%     11/1/2002(Prere.)      3,280       3,280
Michigan GO                                                   6.00%         11/1/2002          1,565       1,565
Michigan GO School Loan CP                                    1.75%          2/4/2003         67,000      67,000
Michigan GAN VRDO                                             1.80%         11/7/2002(4)       5,800       5,800
Michigan GAN VRDO                                             1.80%         11/7/2002(4)      15,300      15,300
Michigan GAN VRDO                                             1.80%         11/7/2002(4)      10,000      10,000
Michigan Housing Dev. Auth. Rev. VRDO                         1.80%         11/7/2002(1)      17,300      17,300
Michigan Housing Dev. Auth. Rev. VRDO                         1.80%         11/7/2002(1)       9,200       9,200
Michigan Housing Dev. Auth. Rev. VRDO                         1.80%         11/7/2002LOC      24,715      24,715
Michigan Housing Dev. Auth. Rev. VRDO                         1.90%         11/7/2002(1)      45,710      45,710
Michigan Muni Bond Auth. Notes                                2.25%         8/22/2003LOC      30,000      30,191
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund) TOB VRDO                        1.92%         11/7/2002++        6,580       6,580
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund) TOB VRDO                        1.92%         11/7/2002++        5,690       5,690
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund) TOB VRDO                        1.92%         11/7/2002++        3,730       3,730
Michigan State Univ. Board of Trustees VRDO                   1.80%         11/7/2002         10,935      10,935
Oakland County MI Econ. Dev. Corp.
 (Cranbrook Educ. Comm.) VRDO                                 1.90%         11/7/2002          6,500       6,500
Saline Area Schools Washtenaw County MI VRDO                  1.85%         11/7/2002         50,000      50,000
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO      1.90%         11/1/2002          8,975       8,975
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO      1.90%         11/1/2002         18,390      18,390
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002         18,615      18,615
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002         48,100      48,100
Univ. of Michigan Hosp. Rev. VRDO                             1.80%         11/7/2002         35,000      35,000
                                                                                                       ---------
                                                                                                         591,446
                                                                                                       ---------
MINNESOTA (1.1%)
Dakota County MN CDA Single Family Mortgage Rev.
  TOB VRDO                                                    2.02%         11/7/2002++        7,245       7,245
Minneapolis St. Paul MN Housing Finance Board Rev.
  TOB VRDO                                                    1.95%         11/7/2002++        3,610       3,610
Minneapolis St. Paul MN Housing Finance Board Rev.
  TOB VRDO                                                    2.00%         11/7/2002++        4,895       4,895
Minnesota GO TOB VRDO                                         1.92%         11/7/2002++        5,800       5,800
Minnesota GO TOB VRDO                                         1.93%         11/7/2002++        7,995       7,995
Minnesota GO TOB VRDO                                         1.94%          5/1/2003++        5,000       5,000
----------------------------------------------------------------------------------------------------------------

8

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Regents of the Univ. of Minnesota GO VRDO                     1.85%         11/7/2002         81,700      81,700
Southern MN Muni. Power Supply System Rev. VRDO               1.98%         11/7/2002(2)++     7,715       7,715
                                                                                                       ---------
                                                                                                         123,960
                                                                                                       ---------
MISSISSIPPI (0.2%)
Mississippi GO                                                6.50%          5/1/2003          4,285       4,382
Mississippi GO Capital Improvement TOB VRDO                   1.90%         11/7/2002(4)++     9,200       9,200
Mississippi GO TOB VRDO                                       1.90%         11/7/2002++       12,515      12,515
                                                                                                       ---------
                                                                                                          26,097
                                                                                                       ---------
MISSOURI (1.7%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
 (St. Clair County Metrolink Extension) VRDO                  1.90%         11/7/2002(1)      26,500      26,500
Missouri Building GO TOB VRDO                                 1.93%         11/7/2002++       10,653      10,653
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Sisters of Mercy Health Care System) VRDO                   1.90%         11/7/2002         14,900      14,900
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Sisters of Mercy Health Care System) VRDO                   1.90%         11/7/2002         11,600      11,600
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Sisters of Mercy Health Care System) VRDO                   1.90%         11/7/2002         12,500      12,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Sisters of Mercy Health Care System) VRDO                   1.90%         11/7/2002         13,975      13,975
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Sisters of Mercy Health Care System) VRDO                   1.90%         11/7/2002         13,975      13,975
Missouri Health & Educ. Fac. Auth. Rev.
 (Medical Research Fac.-Stowers Institute) VRDO               1.80%         11/7/2002(1)      50,000      50,000
Missouri Higher Educ. Student Loan Auth. VRDO                 1.90%         11/7/2002LOC      24,900      24,900
Missouri Housing Dev. Corp. Single Family
  Mortgage Rev. TOB VRDO                                      1.97%         11/7/2002++        6,630       6,630
                                                                                                       ---------
                                                                                                         185,633
                                                                                                       ---------
NEBRASKA (1.6%)
Lincoln City NE (Lincoln Electric System) CP                  1.45%         12/2/2002         37,350      37,350
Lincoln City NE (Lincoln Electric System) CP                  1.55%         1/17/2003         10,000      10,000
Lincoln City NE (Lincoln Electric System) CP                  1.80%         2/19/2003          5,000       5,000
Lincoln City NE (Lincoln Electric System) CP                  1.80%         2/19/2003          7,223       7,223
Lincoln City NE (Lincoln Electric System) CP                  1.50%          3/3/2003         10,000      10,000
Nebraska Higher Educ. Loan Program VRDO                       1.95%         11/7/2002(1)++    24,700      24,700
Nebraska Higher Educ. Loan Program VRDO                       1.95%         11/7/2002(1)++    24,280      24,280
Nebraska Higher Educ. Loan Program VRDO                       1.95%         11/7/2002(1)++    20,575      20,575
Nebraska Higher Educ. Loan Program VRDO                       1.95%         11/7/2002(1)++    27,675      27,675
Nebraska Public Power Dist. Rev.                              6.10%     1/1/2003(Prere.)       5,500       5,647
                                                                                                       ---------
                                                                                                         172,450
                                                                                                       ---------
NEVADA (0.4%)
Clark County NV Airport System Rev. TOB VRDO                  1.92%         11/7/2002(3)++    10,095      10,095
Clark County NV School Dist. GO VRDO                          1.89%         11/1/2002(4)       8,040       8,040
Clark County NV School Dist. GO VRDO                          1.95%         11/1/2002(4)      11,630      11,630
Nevada Housing Division - Single Family Mortgage Rev.         1.80%         3/31/2003         15,000      15,000
                                                                                                       ---------
                                                                                                          44,765
                                                                                                       ---------
NEW HAMPSHIRE (0.2%)
New Hampshire Higher Educ. & Health Fac. Auth.
 (St. Paul's School) VRDO                                     1.85%         11/7/2002         25,000      25,000
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
NEW JERSEY (1.4%)
New Jersey Econ. Dev. Auth. Water Fac. Rev.
 (United Water Co.) VRDO                                      1.95%         11/1/2002(2)       5,500       5,500
New Jersey TRAN                                               3.00%         6/12/2003        150,000     151,356
                                                                                                       ---------
                                                                                                         156,856
                                                                                                       ---------
NEW MEXICO (0.6%)
Hurley NM PCR (Kennecott Santa Fe Corp.
  Project British Petroleum) VRDO                             2.00%         11/1/2002         30,850      30,850
New Mexico Mortgage Finance Auth.
  Single Family Mortgage TOB VRDO                             2.02%         11/7/2002++        8,900       8,900
Univ. of New Mexico Univ. Rev. VRDO                           1.90%         11/7/2002         22,900      22,900
                                                                                                       ---------
                                                                                                          62,650
                                                                                                       ---------
NEW YORK (3.2%)
New York City NY GO VRDO                                      1.90%         11/1/2002(1)       4,075       4,075
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002         63,600      63,600
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002(3)         200         200
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002         20,000      20,000
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.95%         11/1/2002(3)      16,225      16,225
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              2.00%         11/1/2002(3)      16,000      16,000
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              2.00%         11/1/2002(3)      19,400      19,400
New York City NY Transitional Finance Auth. BAN               2.50%         2/26/2003         50,000      50,158
New York City NY Transitional Finance Auth. Rev.
  NYC Recovery VRDO                                           1.85%         11/7/2002         30,000      30,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002         20,500      20,500
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          4,700       4,700
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002         39,500      39,500
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          6,800       6,800
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          6,000       6,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.85%         11/7/2002         16,000      16,000
New York City RAN                                             2.50%         4/11/2003         25,000      25,122
New York Metro. Transp. Auth. Transit Fac. CP                 1.50%        12/19/2002LOC      10,000      10,000
                                                                                                       ---------
                                                                                                         348,280
                                                                                                       ---------
NORTH CAROLINA (2.1%)
Charlotte NC Water & Sewer System Rev. VRDO                   1.83%         11/7/2002         78,390      78,390
Charlotte NC Water & Sewer System Rev. VRDO                   1.85%         11/7/2002         41,000      41,000
Mecklenburg County NC GO VRDO                                 1.85%         11/7/2002          7,000       7,000
Mecklenburg County NC GO VRDO                                 1.85%         11/7/2002          8,200       8,200
Mecklenburg County NC GO VRDO                                 1.85%         11/7/2002          8,200       8,200
Mecklenburg County NC GO VRDO                                 1.85%         11/7/2002          8,200       8,200
Mecklenburg County NC GO VRDO                                 1.85%         11/7/2002          9,000       9,000
Mecklenburg County NC GO VRDO                                 1.85%         11/7/2002          7,000       7,000
North Carolina Capital Fac. Finance Agency
 (YMCA of Greater Winston-Salem) VRDO                         1.86%         11/7/2002LOC      17,230      17,230
North Carolina Medical Care Comm. Hosp.
 (Moses H. Cone Memorial Hosp.) VRDO                          1.85%         11/7/2002         40,700      40,700
                                                                                                       ---------
                                                                                                         224,920
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

10

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
OHIO (1.8%)
Cuyahoga County OH Hosp. Rev.
 (Cleveland Clinic Foundation) VRDO                           1.80%         11/7/2002(2)       2,580       2,580
Cuyahoga County OH Hosp. Rev.
 (Cleveland Clinic Foundation) VRDO                           1.80%         11/7/2002(2)      18,810      18,810
Cuyahoga County OH Hosp. Rev.
 (Cleveland Clinic Foundation) VRDO                           1.90%         11/7/2002          6,000       6,000
Cuyahoga County OH Hosp. Rev.
 (Cleveland Clinic Foundation) VRDO                           1.90%         11/7/2002          7,400       7,400
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO        1.85%         11/7/2002LOC      17,100      17,100
Montgomery County OH Rev.
 (Catholic Health Initiatives) VRDO                           1.95%         11/7/2002         21,100      21,100
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.90%         11/1/2002LOC      16,700      16,700
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.95%         11/1/2002LOC       6,900       6,900
Ohio GO VRDO                                                  1.80%         11/7/2002          1,500       1,500
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) CP                              1.42%        12/17/2002         20,000      20,000
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) VRDO                            1.80%         11/7/2002         10,200      10,200
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO            1.97%         11/7/2002++       26,000      26,000
Ohio Housing Finance Agency Mortgage Rev. VRDO                1.95%         11/7/2002         10,000      10,000
Ohio Housing Finance Agency Mortgage Rev. VRDO                1.95%         11/7/2002          4,000       4,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO        2.05%         11/1/2002          4,100       4,100
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO        2.05%         11/1/2002          7,400       7,400
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO        2.05%         11/1/2002          2,600       2,600
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO        2.05%         11/1/2002          5,200       5,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO        2.05%         11/1/2002          2,700       2,700
Ohio State Univ. General Receipts Rev. VRDO                   1.83%         11/7/2002          2,500       2,500
Ohio Water Dev. Auth. Rev. (Timken Co.) VRDO                  1.80%         11/7/2002LOC       7,700       7,700
                                                                                                       ---------
                                                                                                         200,490
                                                                                                       ---------
OREGON (1.0%)
Oregon GO VRDO                                                1.80%         11/7/2002          3,000       3,000
Oregon GO VRDO                                                1.80%         11/7/2002         19,800      19,800
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
 (Peacehealth) VRDO                                           1.90%         11/7/2002LOC      12,910      12,910
Oregon TAN                                                    3.25%          5/1/2003         44,000      44,269
Tri-County Metro. Transp. Dist. OR
 (Interstate Max Project) VRDO                                1.80%         11/7/2002LOC      25,000      25,000
                                                                                                       ---------
                                                                                                         104,979
                                                                                                       ---------
PENNSYLVANIA (4.8%)
Allegheny County PA Hosp. Dev. Auth. Rev.
 (Presbyterian Univ. Health System) VRDO                      1.90%         11/7/2002(1)       5,660       5,660
Berks County PA IDA (Lutheran Health Care) VRDO               1.86%         11/7/2002(2)      19,800      19,800
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System) VRDO                    1.90%         11/1/2002          7,120       7,120
Mercersburg Borough PA General Purpose Auth.
 (Mercersburg College) VRDO                                   1.85%         11/7/2002LOC       9,415       9,415
Pennsylvania Higher Educ. Assistance Agency
 Student Loan PUT                                             2.35%          7/1/2003(4)      30,000      30,148
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)      49,400      49,400
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)      38,900      38,900
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)       5,500       5,500
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)      46,100      46,100
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)      51,100      51,100
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)      27,900      27,900
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)       5,300       5,300
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      2.00%         11/7/2002(2)      20,000      20,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pennsylvania Health System
  Obligated Group) VRDO                                       1.85%         11/7/2002LOC      12,800      12,800
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pennsylvania Health System
  Obligated Group) VRDO                                       1.85%         11/7/2002LOC      15,000      15,000
Pennsylvania State Univ. Rev. VRDO                            1.85%         11/7/2002         25,000      25,000
Pennsylvania Turnpike Comm. Rev. VRDO                         1.95%         11/1/2002          5,900       5,900
Pennsylvania Turnpike Comm. Rev. VRDO                         1.95%         11/1/2002         14,200      14,200
Pennsylvania Turnpike Comm. Rev. VRDO                         1.80%         11/7/2002         35,000      35,000
Pennsylvania Turnpike Comm. Rev. VRDO                         1.85%         11/7/2002         16,090      16,090
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
 (Children's Hosp. of Philadelphia) VRDO                      1.95%         11/1/2002         45,300      45,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
 (Children's Hosp. of Philadelphia) VRDO                      1.95%         11/1/2002(1)       4,600       4,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
 (Children's Hosp. of Philadelphia) VRDO                      1.95%         11/1/2002(1)       1,600       1,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.90%         11/7/2002(2)         400         400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.90%         11/7/2002(2)       3,200       3,200
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.95%         11/7/2002(2)       1,700       1,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.95%         11/7/2002(2)       2,100       2,100
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.95%         11/7/2002(2)       8,100       8,100
Southcentral Pennsylvania General Auth. Rev. VRDO             1.93%         11/7/2002(2)       5,400       5,400
Washington County PA Higher Educ.
 (Pooled Equipment Lease Program) VRDO                        1.90%         11/7/2002LOC       6,150       6,150
                                                                                                       ---------
                                                                                                         518,883
                                                                                                       ---------
RHODE ISLAND (0.2%)
Rhode Island Health & Educ. Building Corp. Rev.
 (Brown Univ.) VRDO                                           1.85%         11/7/2002         10,270      10,270
Rhode Island Housing & Mortgage Finance Corp.
  Rev. TOB VRDO                                               1.97%         11/7/2002(4)++     5,995       5,995
                                                                                                       ---------
                                                                                                          16,265
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

12

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
SOUTH CAROLINA (0.5%)
Berkeley County SC Exempt Fac. Ind.
 (Amoco Chemical Co.) VRDO                                    2.05%         11/1/2002         20,600      20,600
South Carolina Transp. Infrastructure Rev. TOB VRDO           1.92%         11/7/2002(2)++    33,495      33,495
                                                                                                       ---------
                                                                                                          54,095
                                                                                                       ---------
SOUTH DAKOTA (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
 (Sioux Valley Hosp. & Health System) VRDO                    1.90%         11/7/2002LOC      17,090      17,090
South Dakota Housing Dev. Auth.
  Homeownership Mortgage Rev. TOB VRDO                        1.97%         11/7/2002++        2,885       2,885
South Dakota Housing Dev. Auth. TOB VRDO                      1.92%         11/7/2002++        7,795       7,795
                                                                                                       ---------
                                                                                                          27,770
                                                                                                       ---------
TENNESSEE (2.2%)
Blount County TN Public Building Auth.
 (Local Govt. Public Improvement Bonds) VRDO                  2.00%         11/1/2002          6,200       6,200
Chattanooga TN 21st Century Waterfront
  Improvement TOB VRDO                                        1.94%         11/7/2002(1)++     4,955       4,955
Chattanooga TN Health, Educ., & Housing Fac. Board Rev.
 (Student Housing CDFI PHASE I) VRDO                          1.86%         11/7/2002LOC      60,140      60,140
Knox County TN Public Improvement TOB VRDO                    1.93%         11/7/2002++       29,625      29,625
Metro. Govt. Nashville & Davidson County TN
  Health & Educ. Fac. (Vanderbilt Univ.) VRDO                 1.95%         11/1/2002          3,500       3,500
Metro. Govt. of Nashville & Davidson County TN
  Ind. Dev. Board (Country Music Hall of Fame) VRDO           1.88%         11/7/2002LOC      14,100      14,100
Metro. Govt. of Nashville TN Airport Auth.
  Improvement Refunding VRDO                                  1.85%         11/7/2002(3)LOC   36,600      36,600
Montgomery County TN Public Building Auth. Pooled
  Financial Rev. (Tennessee County Loan Pool) VRDO            2.00%         11/1/2002LOC      36,400      36,400
Shelby County TN GO VRDO                                      1.85%         11/7/2002         17,500      17,500
Sumner County TN Capital Outlay VRDO                          1.85%         11/7/2002LOC      13,000      13,000
Sumner County TN Capital Outlay VRDO                          1.85%         11/7/2002LOC      20,000      20,000
                                                                                                       ---------
                                                                                                         242,020
                                                                                                       ---------
TEXAS (15.3%)
Austin TX Public Improvement GO TOB VRDO                      1.92%         11/7/2002++        8,880       8,880
Austin TX Public Improvement GO TOB VRDO                      1.93%     11/7/2002(Prere.)++    6,195       6,195
Board of Regents of the Univ. of Texas System
  Permanent Univ. CP                                          1.50%         1/16/2003          9,002       9,002
Board of Regents of the Univ. of Texas System
  Rev. Financing System CP                                    1.45%         12/2/2002          8,500       8,500
Board of Regents of the Univ. of Texas System
  Rev. Financing System TOB VRDO                              1.92%         11/7/2002++       10,215      10,215
Board of Regents of the Univ. of Texas System
  Rev. Financing System VRDO                                  1.80%         11/7/2002         16,065      16,065
Cypress-Fairbanks TX Independent School Dist. TOB VRDO        1.94%         11/7/2002++       11,880      11,880
Cypress-Fairbanks TX Independent School Dist.
  Unlimited Tax Schoolhouse TOB VRDO                          1.92%         11/7/2002++        7,915       7,915
Dallas Texas Waterworks & Sewer System Rev.                   7.75%          4/1/2003         16,200      16,590
Dallas TX Area Rapid Transit TOB VRDO                         1.94%         11/7/2002(2)++     6,000       6,000
Dallas TX Independent School District GO TOB VRDO             1.92%         11/7/2002++        6,995       6,995
Dallas TX Rapid Transit Tax TOB VRDO                          1.92%         11/7/2002(2)++     9,920       9,920
Dallas TX Waterworks & Sewer System
  Rev. TOB VRDO                                               1.94%         11/7/2002++       19,085      19,085
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (Learjet Inc.) VRDO                  1.95%         11/7/2002LOC      16,110      16,110
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                                      1.90%         11/7/2002LOC++    11,000      11,000
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                                      1.90%         11/7/2002LOC++    10,000      10,000
Gulf Coast TX IDA Marine Terminal (Amoco Oil Co.) VRDO        2.05%         11/1/2002         12,200      12,200
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         2.05%         11/1/2002         29,750      29,750
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         2.05%         11/1/2002          4,000       4,000
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         2.05%         11/1/2002         39,900      39,900
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         2.05%         11/1/2002         29,660      29,660
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         2.05%         11/1/2002         18,500      18,500
Gulf Coast TX Waste Disposal Auth. PCR
 (BP Products North America Project) VRDO                     2.05%         11/1/2002          4,000       4,000
Harris County TX GO VRDO                                      1.80%         11/7/2002          6,600       6,600
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002        126,205     126,205
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002         24,150      24,150
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) TOB VRDO                        1.93%         11/7/2002++        4,245       4,245
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) TOB VRDO                        1.95%         11/7/2002++        5,500       5,500
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                            1.95%         11/1/2002        161,290     161,290
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                  2.00%         11/1/2002(1)      25,800      25,800
Harris County TX Health Fac. Dev. Corp. Rev.
 (Young Men's Christian Assoc. of Greater Houston) VRDO       2.00%         11/1/2002LOC      18,650      18,650
Harris County TX Permanent Improvement &
  Refunding TOB VRDO                                          1.92%         11/7/2002++        6,105       6,105
Houston City TX CP                                            1.50%         1/16/2003          9,500       9,500
Houston City TX Water & Sewer System Rev. TOB VRDO            1.94%         11/7/2002(4)++    25,000      25,000
Houston TX CP                                                 1.50%         1/16/2003         20,000      20,000
Houston TX Higher Education Finance Corp.
 (Rice Univ.) CP                                              1.50%         1/17/2003         10,000      10,000
Houston TX Independent School Dist. GO TOB VRDO               1.94%         11/7/2002(4)++    19,205      19,205
Houston TX TRAN                                               3.00%         6/30/2003         65,000      65,597
Houston TX Water & Sewer System TOB VRDO                      1.92%         11/7/2002(1)++     9,995       9,995
Laredo TX Independent School Dist. Unlimited Tax
  School Building & Refunding TOB VRDO                        1.92%         11/7/2002++       18,905      18,905
Little Elementary TX Independent School Dist. TOB VRDO        1.92%         11/7/2002++       10,105      10,105
Lower Neches Valley Auth. Texas IDR
 (Mobil Oil Refinancing Corp.) VRDO                           2.00%         11/1/2002          2,100       2,100
North Texas Higher Educ. Auth. Student Loan VRDO              1.95%         11/7/2002LOC      22,840      22,840
North Texas Higher Educ. Auth. Student Loan VRDO              1.95%         11/7/2002LOC      10,000      10,000
North Texas Higher Educ. Auth. Student Loan VRDO              1.95%         11/7/2002LOC      18,080      18,080
----------------------------------------------------------------------------------------------------------------\

14

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Red River TX Auth. PCR
 (Southwestern Public Service) VRDO                           1.90%         11/7/2002(2)      20,000      20,000
San Antonio TX Independent School Dist. GO TOB VRDO           1.94%         11/7/2002++       17,710      17,710
South Texas Higher Educ. Auth. VRDO                           1.90%         11/7/2002(1)      69,500      69,500
South Texas Higher Educ. Auth. VRDO                           1.90%         11/7/2002(1)      35,000      35,000
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                              2.00%         11/1/2002LOC      13,000      13,000
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                              1.80%         11/7/2002LOC      10,100      10,100
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                              1.80%         11/7/2002LOC      23,300      23,300
Spring Branch TX Independent School Dist.
  GO TOB VRDO                                                 1.92%         11/7/2002++        6,295       6,295
Texas A & M Univ. System Rev. Financing
  Bonds TOB VRDO                                              1.92%    11/7/2002(Prere.)++     5,635       5,635
Texas GO Veterans Hsg. Assistance Program Fund II VRDO        1.90%         11/7/2002          5,000       5,000
Texas State Univ. System TOB VRDO                             1.94%         11/7/2002(4)++    12,190      12,190
Texas TOB VRDO                                                1.95%         11/7/2002++       75,000      75,000
Texas TRAN                                                    2.75%         8/29/2003        225,000     227,367
Texas Water Dev. Board Rev. TOB VRDO                          1.92%         11/7/2002++       16,125      16,125
Texas Water Dev. Board Rev. TOB VRDO                          1.93%         11/7/2002++        7,395       7,395
Texas Water Dev. Board Rev. TOB VRDO                          1.93%         11/7/2002++        7,700       7,700
TX Turnpike Auth. Central TX Turnpike System
  Rev. TOB VRDO                                               1.94%         11/7/2002(2)++    12,000      12,000
TX Turnpike Auth. Central TX Turnpike System
  Rev. TOB VRDO                                               1.94%         11/7/2002(2)++     5,995       5,995
TX Turnpike Auth. Central TX Turnpike System
  Rev. VRDO                                                   1.80%         11/7/2002(4)      85,500      85,500
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO               1.80%         11/7/2002(10)     75,000      75,000
                                                                                                       ---------
                                                                                                       1,662,046
                                                                                                       ---------
UTAH (1.4%)
Central Utah Water Conservancy Dist. VRDO                     1.85%         11/7/2002(2)      18,600      18,600
Central Utah Water Conservancy Dist. VRDO                     1.85%         11/7/2002(2)       6,570       6,570
Intermountain Power Agency
  Utah Power Supply Rev. PUT                                  1.35%         3/15/2003(2)      15,500      15,500
Intermountain Power Agency Utah TOB VRDO                      1.94%         11/7/2002(1)++    14,600      14,600
Intermountain Power Agency Utah TOB VRDO                      1.94%         11/7/2002(1)++    23,000      23,000
Salt Lake County UT PCR (British Petroleum) VRDO              1.95%         11/1/2002         22,675      22,675
Utah Housing Corp. Single Family Mortgage Rev. VRDO           1.95%         11/7/2002         20,060      20,060
Utah Housing Corp. Single Family Mortgage Rev. VRDO           1.95%         11/7/2002         14,800      14,800
Utah Housing Finance Auth.
 (Single Family Mortgage) TOB VRDO                            1.92%         11/7/2002++        6,160       6,160
Utah Housing Finance Auth.
 (Single Family Mortgage) VRDO                                1.95%         11/7/2002          4,000       4,000
Weber County UT Hosp. Rev. (IHC Health Services) VRDO         1.85%         11/7/2002          7,500       7,500
                                                                                                       ---------
                                                                                                         153,465
                                                                                                       ---------
VIRGINIA (1.0%)
Montgomery County VA IDA
 (Virginia Tech Foundation) VRDO                              1.88%         11/7/2002LOC      21,430      21,430
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO       2.00%         11/1/2002         35,000      35,000
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO       2.00%         11/1/2002         13,000      13,000
Virginia College Building Auth. VA Educ. Fac. Rev.            4.00%          2/1/2003         11,680      11,745
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Virginia Commonwealth Transp. Board
  Federal Highway Rev. TOB VRDO                               1.92%         11/7/2002++       11,330      11,330
Virginia Housing Dev. Auth. Rev.                              2.70%          1/1/2003          2,430       2,430
Virginia Public School Auth. Rev. TOB VRDO                    1.95%         11/7/2002(4)++    10,075      10,075
                                                                                                       ---------
                                                                                                         105,010
                                                                                                       ---------
WASHINGTON (1.2%)
Everett WA Industrial Dev. Corp.
 (Kimberly-Clark Corp.) VRDO                                  1.95%         11/7/2002          6,400       6,400
Port Bellingham WA Ind. Dev. Corp. Environmental Fac.
 (BP Amoco West Coast LLC) VRDO                               2.05%         11/1/2002          3,300       3,300
Port of Seattle WA Rev. TOB VRDO                              1.97%         11/7/2002(1)++     5,255       5,255
Seattle WA Water System VRDO                                  1.80%         11/7/2002LOC      13,550      13,550
Seattle WA Water System VRDO                                  1.85%         11/7/2002LOC      12,000      12,000
Tacoma WA Sewer TOB VRDO                                      1.92%         11/7/2002(3)++    10,625      10,625
Washington GO TOB VRDO                                        1.92%         11/7/2002(1)++    10,595      10,595
Washington GO TOB VRDO                                        1.92%         11/7/2002(1)++    15,880      15,880
Washington GO TOB VRDO                                        1.95%         11/7/2002(1)++    13,500      13,500
Washington Higher Educ. Fac. Auth.
 (Seattle Pacific Univ Proj.) VRDO                            1.85%         11/7/2002LOC      12,000      12,000
Washington Housing Finance Comm.
  Single Family Program TOB VRDO                              2.02%         11/7/2002++       25,045      25,045
                                                                                                       ---------
                                                                                                         128,150
                                                                                                       ---------
WEST VIRGINIA (0.5%)
Putnam County WV Solid Waste Disposal Rev.
 (Toyota Manufacturing Corp.) VRDO                            1.90%         11/7/2002         40,000      40,000
Putnam County WV Solid Waste Disposal Rev.
 (Toyota Manufacturing Corp.) VRDO                            1.90%         11/7/2002         16,700      16,700
                                                                                                       ---------
                                                                                                          56,700
                                                                                                       ---------
WISCONSIN (2.7%)
Milwaukee WI TOB VRDO                                         1.92%         11/7/2002(4)++    15,273      15,273
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
 (Univ. of Wisconsin Hosp.) VRDO                              1.85%         11/7/2002(1)      22,700      22,700
Wisconsin Clean Water Rev. VRDO                               1.93%         11/7/2002++       12,580      12,580
Wisconsin GO                                                  6.25%       5/1/2003(Prere.)     9,375       9,570
Wisconsin GO CP                                               1.50%         12/2/2002          6,970       6,970
Wisconsin GO CP                                               1.55%         12/2/2002         17,205      17,205
Wisconsin GO CP                                               1.55%         12/2/2002         20,835      20,835
Wisconsin GO TOB VRDO                                         1.92%         11/7/2002(4)++    17,890      17,890
Wisconsin GO TOB VRDO                                         1.92%         11/7/2002(1)++    26,240      26,240
Wisconsin GO TOB VRDO                                         1.92%         11/7/2002(4)++    20,855      20,855
Wisconsin GO TOB VRDO                                         1.92%         11/7/2002(1)++    18,995      18,995
Wisconsin GO TOB VRDO                                         1.92%       11/7/2002(Prere.)++  6,825       6,825
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                                    1.85%         11/7/2002          2,500       2,500
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                                    1.95%         11/7/2002          3,370       3,370
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                                    1.95%         11/7/2002          8,000       8,000
Wisconsin Housing & EDA Single Family Rev. TOB VRDO           2.02%         11/7/2002++       55,650      55,650
Wisconsin Transp. Rev. TOB VRDO                               1.95%         11/7/2002++       10,085      10,085
Wisconsin Transp. Rev. TOB VRDO                               1.92%          1/3/2003(2)++    13,715      13,715
                                                                                                       ---------
                                                                                                         289,258
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

16

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
WYOMING (0.1%)
Lincoln County WY PCR (Exxon) VRDO                            1.95%         11/1/2002          6,020       6,020
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $10,904,850)                                                                                   10,904,850
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                    117,598
Liabilities                                                                                            (158,174)
                                                                                                       ---------
                                                                                                        (40,576)
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------------------
Applicable to 10,864,834,980 outstanding $.001 par value shares of beneficial interest
 (unlimited authorization)                                                                           $10,864,274
================================================================================================================
NET ASSET VALUE PER SHARE                                                                                  $1.00
================================================================================================================

*See Note A in Notes to Financial Statements.
++Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the aggregate value of these securities was $1,820,381,000, representing 16.7% of net assets. For key to abbreviations and other references, see page 109.

================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
                                                          Amount             Per
                                                           (000)           Share
--------------------------------------------------------------------------------
Paid-in Capital                                     $10,864,853           $1.00
Undistributed Net Investment Income                          --              --
Accumulated Net Realized Losses                            (579)             --
Unrealized Appreciation                                      --              --
--------------------------------------------------------------------------------
NET ASSETS                                          $10,864,274           $1.00
================================================================================

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON              DATE          (000)       (000)
================================================================================================================
MUNICIPAL BONDS (99.3%)
----------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Alabama GO 5.50% 10/1/2003 14,640 15,160

ALASKA (2.0%)
Alaska Housing Finance Corp. (State Capital)                  5.25%          6/1/2003(1)       7,295       7,443
Alaska Housing Finance Corp. (State Capital)                  5.25%          6/1/2005(1)       3,050       3,285
Alaska Housing Finance Corp. (State Capital)                  5.00%         12/1/2005(1)       8,240       8,925
Alaska Housing Finance Corp. Governmental Purpose VRDO        1.86%         11/7/2002(1)      28,000      28,000
Alaska Student Loan Corp. Student Loan Rev.                   3.75%          7/1/2004(2)       3,285       3,363
Alaska Student Loan Corp. Student Loan Rev.                   3.95%          7/1/2005(2)       3,525       3,637
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.85%         11/1/2002          5,000       5,000
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.85%         11/1/2002            800         800
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.95%         11/1/2002          7,800       7,800
Valdez AK Marine Terminal Rev.
 (Exxon Pipeline Co.) VRDO                                    1.85%         11/1/2002            600         600
                                                                                                       ---------
                                                                                                          68,853
                                                                                                       ---------
ARIZONA (3.1%)
Arizona School Fac. Board Rev.
 (State School Improvement)                                   5.25%          7/1/2004          3,500       3,703
Arizona State COP                                             5.00%          9/1/2005(4)       6,050       6,539
Arizona State Univ. Rev.                                      5.00%          7/1/2005(4)       3,930       4,230
Arizona Transp. Board Highway Rev.                            5.00%          7/1/2004          2,775       2,925
Arizona Transp. Board Highway Rev.                            5.00%          7/1/2005          3,025       3,259
Maricopa County AZ Public Finance Corp. Lease Rev.            5.00%          7/1/2003(2)      16,185      16,547
Maricopa County AZ Public Finance Corp. Lease Rev.            5.00%          7/1/2005(2)       5,520       5,942
Phoenix AZ GO                                                 5.10%          7/1/2004          3,335       3,519
Salt River Project Arizona Agricultural Improvement &
  Power Dist. Rev.                                            5.00%          1/1/2004         40,000      41,536
Salt River Project Arizona Agricultural Improvement &
  Power Dist. Rev.                                            5.25%          1/1/2006         20,000      21,804
                                                                                                       ---------
                                                                                                         110,004
                                                                                                       ---------
CALIFORNIA (4.6%)
California Community College Financing Auth. TRAN             3.00%         7/31/2003(4)      10,000      10,101
California Infrastructure & Econ. Dev. Bank Rev. VRDO         1.95%         11/1/2002(2)         300         300
California RAN FR                                            1.716%         11/7/2002         50,000      50,000
California Revenue Anticipation Warrant                       2.50%        11/27/2002         38,500      38,522
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente)                                          4.35%          3/1/2007          8,000       8,269
Chula Vista CA IDR (San Diego Gas & Electric) PUT             7.00%         12/1/2005         20,000      22,174
Long Beach CA Harbor Rev. PUT                                 4.00%         5/14/2004(1)      25,000      25,749
Los Angeles CA Dept. of Water & Power Rev. VRDO               1.95%         11/1/2002          5,500       5,500
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                                  1.80%         11/7/2002(2)LOC    1,000       1,000
                                                                                                       ---------
                                                                                                         161,615
                                                                                                       ---------
COLORADO (1.9%)
Arapahoe County CO Capital Improvement Trust Fund
  Highway Rev.                                                7.00%       8/31/2005(Prere.)   10,000      11,648
Colorado Housing & Finance Auth. Single Family
  Mortgage Bonds Class I VRDO                                 1.85%         11/7/2002         11,305      11,305
Colorado Springs CO Util. System Rev. VRDO                    1.80%         11/7/2002         22,600      22,600
----------------------------------------------------------------------------------------------------------------

18

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
E-470 Public Highway Auth. Colorado Rev.                      0.00%     9/1/2005(1)           17,200    16,008
Jefferson County CO School Dist. GO                           5.00%   12/15/2002(3)            4,500     4,519
                                                                                                       ---------
                                                                                                          66,080
                                                                                                       ---------
CONNECTICUT (2.9%)
Connecticut GO                                                6.00%      11/15/2002(Prere.)    7,500       7,663
Connecticut GO                                                6.25%      11/15/2002(Prere.)    5,300       5,415
Connecticut GO                                                7.00%         3/15/2003          5,000       5,100
Connecticut GO                                                5.00%        11/15/2004         19,910      21,211
Connecticut GO                                                5.00%        11/15/2004         12,525      13,343
Connecticut GO                                                5.00%        12/15/2004          9,630      10,284
Connecticut GO                                                5.00%        12/15/2005         16,110      17,541
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     5.00%         10/1/2004          5,000       5,308
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     5.25%         10/1/2004         11,000      11,729
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     5.00%         10/1/2005(4)       5,300       5,743
                                                                                                       ---------
                                                                                                         103,337
                                                                                                       ---------
DELAWARE (0.6%)
Delaware GO                                                   5.00%          7/1/2006          6,690       7,319
Univ. of Delaware Rev. VRDO                                   1.95%         11/1/2002         12,045      12,045
                                                                                                       ---------
                                                                                                          19,364
                                                                                                       ---------
DISTRICT OF COLUMBIA (0.2%)
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2004(1)       3,005       3,193
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2005(1)       4,290       4,648
                                                                                                       ---------
                                                                                                           7,841
                                                                                                       ---------
FLORIDA (3.8%)
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                      5.00%         12/1/2005         12,975      13,737
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                        1.99%         11/1/2002          5,300       5,300
Dade County FL School Dist. GO                                6.00%         7/15/2005(1)       4,000       4,409
Florida Board of Educ.                                        5.00%          6/1/2004          4,505       4,734
Florida Board of Educ.                                        5.00%          6/1/2005          4,610       4,948
Florida Board of Educ.                                        5.25%          6/1/2006          4,740       5,198
Florida Board of Educ. Public Education                       5.00%          6/1/2004          5,000       5,254
Florida Board of Educ. Capital Outlay                         5.00%          6/1/2005          6,000       6,437
Florida Board of Educ. Capital Outlay                         5.00%          6/1/2006          6,765       7,356
Florida Board of Educ. Rev. (Lottery Rev.)                    5.25%          7/1/2005(3)       3,640       3,939
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.   3.00%         10/1/2003(1)       8,730       8,838
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO    2.00%         11/1/2002          4,800       4,800
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO    2.00%         11/1/2002         24,000      24,000
Orange County FL Sales Tax Rev.                               5.00%          1/1/2006(3)+      4,220       4,557
Orange County FL School Board VRDO                            1.90%         11/1/2002(1)       5,800       5,800
Orlando FL Util. Comm. Water & Electric Rev. VRDO             1.80%         11/7/2002          9,000       9,000
Palm Beach County FL School Dist. GO                          5.00%          8/1/2003(1)       5,825       5,971
Sunshine State FL Govt. Financing Comm. Rev. VRDO             1.80%         11/7/2002(2)      10,000      10,000
                                                                                                       ---------
                                                                                                         134,278
                                                                                                       ---------
GEORGIA (5.1%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev.
 (Univ. Georgia Athletic Assn.) VRDO                          2.00%         11/1/2002LOC      17,000      17,000
Atlanta GA Water & Wastewater Rev. VRDO                       1.90%         11/1/2002(4)      27,510      27,510
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON              DATE          (000)       (000)
================================================================================================================
Atlanta GA Water & Wastewater Rev. VRDO                       1.80%         11/7/2002(4)      14,500      14,500
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.00%         11/1/2002         10,900      10,900
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.00%         11/1/2002         11,300      11,300
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.00%         11/1/2002         10,000      10,000
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.15%         11/1/2002          7,100       7,100
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                2.00%         11/1/2002(2)      16,805      16,805
Cobb County GA School Dist.                                   6.25%          2/1/2004          5,000       5,277
Georgia GO                                                    5.75%          8/1/2003          5,000       5,154
Georgia GO                                                    6.25%          4/1/2004          5,000       5,315
Georgia GO                                                    5.75%          7/1/2004          5,645       6,016
Georgia GO                                                    5.75%          9/1/2005          8,000       8,812
Georgia GO                                                    6.25%          4/1/2006          2,700       3,042
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                      6.25%          7/1/2006(1)      10,000      11,351
Monroe County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                2.00%         11/1/2002(2)      10,400      10,400
Richmond County GA Board of Educ. GO                          5.00%         11/1/2004         11,000      11,697
                                                                                                       ---------
                                                                                                         182,179
                                                                                                       ---------
HAWAII (1.0%)
Hawaii Airport System Rev.                                    5.50%          7/1/2005(3)       7,390       7,958
Hawaii GO                                                     5.25%          4/1/2003(1)       5,000       5,074
Hawaii GO                                                     5.00%          2/1/2004         10,000      10,179
Hawaii GO                                                     6.25%          3/1/2005(3)       5,000       5,472
Hawaii GO                                                     5.00%          8/1/2005(3)       3,715       4,001
Honolulu HI City & County GO                                  5.25%         11/1/2003(3)           5           5
Honolulu HI City & County GO                                  5.25%         11/1/2003(3)(ETM)  2,550       2,642
                                                                                                       ---------
                                                                                                          35,331
                                                                                                       ---------
ILLINOIS (6.5%)
Chicago IL Metro. Water Reclamation Dist. GO VRDO             1.80%         11/7/2002         26,500      26,500
Chicago IL O'Hare International Airport Rev.                  5.25%          1/1/2004(2)       1,925       2,002
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2004(2)       2,305       2,396
Chicago IL O'Hare International Airport Rev.                  5.25%          1/1/2005(2)       1,085       1,159
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2005(2)       4,180       4,450
Chicago IL O'Hare International Airport Rev.                  5.25%          1/1/2006(2)       2,015       2,187
Chicago IL Water Rev. VRDO                                    1.85%         11/7/2002LOC      28,500      28,500
Illinois Dev. Finance Auth. Hosp. Rev.
 (Evanston Northwestern Healthcare Corp.) VRDO                1.85%         11/7/2002          7,500       7,500
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)             5.70%       12/1/2003(Prere.)   13,875      14,752
Illinois GO                                                   5.25%         12/1/2002          1,780       1,785
Illinois GO                                                   5.50%         12/1/2003          4,255       4,429
Illinois GO                                                   5.00%          4/1/2004         10,000      10,440
Illinois GO                                                   5.25%          4/1/2004          5,485       5,745
Illinois GO                                                   5.00%          8/1/2004          5,000       5,274
Illinois GO                                                   5.00%          8/1/2005          1,000       1,077
Illinois GO                                                   5.25%          8/1/2005          8,175       8,856
Illinois GO                                                   5.00%         11/1/2005          6,200       6,714
Illinois GO                                                   5.50%          4/1/2006(4)       3,000       3,304
----------------------------------------------------------------------------------------------------------------

20

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Illinois GO                                                   5.00%          8/1/2006          8,160       8,908
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                           1.95%         11/1/2002         16,000      16,000
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                           1.95%         11/1/2002          6,000       6,000
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                           2.00%         11/1/2002         10,700      10,700
Illinois Health Fac. Auth. Rev.
 (Univ. of Chicago Hosp. & Health Systems) VRDO               2.00%         11/1/2002(1)      11,400      11,400
Illinois Regional Transp. Auth. Rev.                          6.25%      6/1/2004(2)(Prere.)  11,720      12,772
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           6.50%     6/15/2003(Prere.)     10,020      10,521
Univ. of Illinois Board of Trustees
 (Un-integrate Project) COP                                   5.25%         10/1/2004(2)       8,840       9,410
Univ. of Illinois Board of Trustees
  (Un-integrate Project) COP                                  5.25%         10/1/2005(2)       7,925       8,622
                                                                                                       ---------
                                                                                                         231,403
                                                                                                       ---------
INDIANA (1.1%)
Indiana Office Building Comm. Fac. Rev.
 (Miami Correctional Fac.) VRDO                               1.85%         11/7/2002         13,600      13,600
Indiana Transp. Finance Auth. Airport Lease Rev.              6.25%      11/1/2002(Prere.)     5,008       5,108
St. Joseph County IN Educ. Fac. Rev.
 (Univ. of Notre Dame du Lac Project) VRDO                    1.95%         11/1/2002         20,200      20,200
                                                                                                       ---------
                                                                                                          38,908
                                                                                                       ---------
KANSAS (1.1%)
Kansas Dept. of Transp. Highway Rev. VRDO                     1.99%         11/1/2002          5,400       5,400
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         10,000      10,000
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         18,900      18,900
Kansas Turnpike Rev.                                         5.375%          9/1/2005(2)       5,855       6,380
                                                                                                       ---------
                                                                                                          40,680
                                                                                                       ---------
KENTUCKY (0.8%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
 (Baptist Healthcare) VRDO                                    1.90%         11/7/2002(1)      29,700      29,700
                                                                                                       ---------
LOUISIANA (0.8%)
Lafayette LA Public Improvement Sales Tax Rev.                4.75%          3/1/2005(2)+      5,640       5,985
Lafayette LA Public Improvement Sales Tax Rev.                3.00%          3/1/2004(2)+      3,465       3,520
Louisiana GO                                                  5.50%        11/15/2002(3)      10,565      10,581
Tobacco Settlement Fin Corp. LA                               2.13%         11/7/2002++        7,000       7,000
                                                                                                       ---------
                                                                                                          27,086
                                                                                                       ---------
MASSACHUSETTS (4.9%)
Massachusetts Dev. Finance Agency Resource
  Recovery Rev. (SEMASS System)                               5.00%          1/1/2004(1)       4,000       4,124
Massachusetts Dev. Finance Agency Resource
  Recovery Rev. (SEMASS System)                               5.00%          1/1/2005(1)       8,635       9,067
Massachusetts GO                                              4.00%          9/1/2003         40,000      40,778
Massachusetts GO                                              7.00%     11/1/2004(3)(Prere.)   6,800       7,566
Massachusetts GO                                              5.75%          2/1/2005          3,000       3,245
Massachusetts GO                                              5.00%          2/1/2006         20,000      21,640
Massachusetts GO VRDO                                         2.00%         11/1/2002          9,200       9,200
Massachusetts GO VRDO                                         2.00%         11/1/2002         14,900      14,900
Massachusetts GO VRDO                                         1.85%         11/7/2002         14,770      14,770
Massachusetts Health & Educ. Fac. Auth Rev.
 (MIT) VRDO                                                   1.80%         11/7/2002          2,900       2,900
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON              DATE          (000)       (000)
================================================================================================================
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.50%          7/1/2005          2,585       2,695
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                           5.25%          7/1/2004(1)      12,450      13,143
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                           5.25%          7/1/2005(1)      23,615      25,508
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/7/2002(3)       3,300       3,300
                                                                                                       ---------
                                                                                                         172,836
                                                                                                       ---------
MICHIGAN (3.3%)
Detroit MI Sewage Disposal System VRDO                        1.85%         11/7/2002(3)       6,400       6,400
Detroit MI Water Supply System VRDO                           1.80%         11/7/2002(3)      32,000      32,000
Michigan (New Center Dev. Inc.) COP                          5.375%          9/1/2004          2,190       2,330
Michigan Building Auth. Rev.                                  5.00%        10/15/2005          5,000       5,411
Michigan GAN VRDO                                             1.80%         11/7/2002(4)      25,000      25,000
Michigan Muni. Bond Auth Rev.
 (Clean Water Revolving Fund)                                 5.00%         10/1/2005          8,135       8,801
Michigan Muni. Bond Bank Auth. Rev.                           5.00%         12/1/2002         11,905      11,938
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO      1.90%         11/1/2002         10,575      10,575
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          3,800       3,800
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          9,000       9,000
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          3,300       3,300
                                                                                                       ---------
                                                                                                         118,555
                                                                                                       ---------
MINNESOTA (1.7%)
Minneapolis MN GO                                             5.00%         12/1/2002          5,000       5,014
Minnesota Housing Finance Agency
  Residential Housing Finance                                 3.00%         4/29/2004         11,035      11,169
Minnesota Housing Finance Agency
  Residential Housing Finance                                 3.20%         4/29/2004          5,000       5,075
Minnesota Housing Finance Agency
  Residential Housing Finance                                 2.15%         7/29/2004          8,000       8,005
Regents of the Univ. of Minnesota GO VRDO                     1.85%         11/7/2002         32,700      32,700
                                                                                                       ---------
                                                                                                          61,963
                                                                                                       ---------
MISSISSIPPI (1.4%)
Mississippi GO                                                5.00%         11/1/2002          3,580       3,580
Mississippi GO                                                5.00%         11/1/2002          6,675       6,675
Mississippi GO                                                5.50%         11/1/2003          3,265       3,390
Mississippi GO                                                5.25%         10/1/2004         18,445      19,649
Mississippi GO                                                5.50%         11/1/2004          7,265       7,795
Mississippi GO                                                5.00%         8/15/2005          3,000       3,237
Mississippi GO                                                5.25%         8/15/2006          5,215       5,756
                                                                                                       ---------
                                                                                                          50,082
                                                                                                       ---------
MISSOURI (2.6%)
Curators Univ. of Missouri System Fac. Rev. VRDO              1.95%         11/1/2002         35,300      35,300
Missouri Health & Educ. Fac. Auth. Rev.
 (Medical Research Fac.-Stowers Institute) VRDO               1.80%         11/7/2002(1)      20,000      20,000
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)     5.00%          6/1/2005          4,805       5,092
Missouri Third State Building GO                              4.00%         10/1/2004         25,345      26,435
Missouri Water Pollution Control GO                           4.00%         10/1/2004          5,630       5,872
                                                                                                       ---------
                                                                                                          92,699
                                                                                                       ---------
NEBRASKA (0.1%)
Nebraska Public Power Dist. Rev.                              5.00%          1/1/2003(1)       5,000       5,028
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

22

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
NEVADA (2.6%)
Clark County NV GO                                            5.25%         11/1/2002          6,255       6,255
Clark County NV GO                                            5.25%         12/1/2002          7,950       7,973
Clark County NV GO                                            6.20%     6/1/2004(1)(Prere.)   15,500      16,725
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                   6.25%          7/1/2004(1)       8,240       8,788
Clark County NV School Dist. GO                               6.00%         6/15/2004(3)       5,000       5,332
Clark County NV School Dist. GO                               5.00%         6/15/2005(1)       5,000       5,368
Clark County NV School Dist. GO                               5.50%         6/15/2007         10,000      11,174
Nevada Dept. Business & Ind. Solid Waste Disposal Rev.
 (Waste Management Inc. Project)                              4.55%         10/1/2004          8,500       8,601
Nevada Highway Improvement Rev.
 (Motor Vehicle Fuel Tax)                                     5.00%         12/1/2002          8,430       8,454
Nevada Highway Improvement Rev.
 (Motor Vehicle Fuel Tax)                                     5.25%         12/1/2003          8,820       9,158
Nevada State Colorado River Commission GO                     6.50%       7/1/2004(Prere.)     5,000       5,439
                                                                                                       ---------
                                                                                                          93,267
                                                                                                       ---------
NEW HAMPSHIRE (0.2%)
New Hampshire GO                                              5.00%         11/1/2005          5,000       5,430
                                                                                                       ---------
NEW JERSEY (1.8%)
New Jersey COP                                                5.25%         6/15/2003          8,460       8,647
New Jersey GO                                                 6.00%         7/15/2005          6,455       7,111
New Jersey Sports & Exposition Auth. Rev.                     8.30%          1/1/2005          5,500       6,231
New Jersey Transit Corp. Capital GAN                          5.50%          2/1/2004(2)      17,030      17,822
New Jersey Transit Corp. Capital GAN                          5.50%          2/1/2006(2)      10,000      10,983
New Jersey Transp. Corp. COP                                  5.25%         9/15/2004(2)      12,000      12,758
                                                                                                       ---------
                                                                                                          63,552
                                                                                                       ---------
NEW MEXICO (0.7%)
New Mexico GO                                                 5.00%          9/1/2004          7,485       7,917
New Mexico Highway Comm. Tax Rev.                             4.50%         6/15/2003(2)       1,610       1,638
New Mexico Highway Comm. Tax Rev.                             5.00%         6/15/2004(2)       1,200       1,261
New Mexico Highway Comm. Tax Rev.                             5.00%         6/15/2004          2,025       2,128
New Mexico Severance Tax Rev.                                 5.00%          7/1/2004         10,990      11,566
                                                                                                       ---------
                                                                                                          24,510
                                                                                                       ---------
NEW YORK (6.8%)
Erie County NY GO                                             5.00%         11/1/2002(3)       2,000       2,000
New York City NY GO                                           5.00%          8/1/2005         14,475      15,319
New York City NY GO                                           5.00%          8/1/2005         18,185      19,246
New York City NY GO                                           5.00%          8/1/2005          8,970       9,493
New York City NY GO VRDO                                      1.90%         11/1/2002(1)       2,200       2,200
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.95%         11/1/2002(3)       3,500       3,500
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              2.00%         11/1/2002(3)       4,800       4,800
New York City NY RAN TOB VRDO                                 1.95%         11/7/2002++       50,000      50,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002          3,300       3,300
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002         19,000      19,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002         10,000      10,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          1,000       1,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.85%         11/7/2002          5,800       5,800
New York State Mortgage Agency Rev. PUT                       2.95%         10/1/2005          3,750       3,760
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON              DATE          (000)       (000)
================================================================================================================
New York State Power Auth. Rev.                              5.125%      1/1/2003(Prere.)      5,870       6,021
Port Auth. of New York & New Jersey Notes                    3.625%         4/15/2004         60,000      61,592
Port Auth. of New York & New Jersey Rev.                      5.25%         7/15/2003          8,195       8,394
Triborough Bridge & Tunnel Auth. New York Rev.                5.00%        11/15/2005         10,000      10,832
United Nations Dev. Corp. New York Rev.                       6.00%       7/1/2003(Prere.)     4,000       4,195
                                                                                                       ---------
                                                                                                         240,452
                                                                                                       ---------
NORTH CAROLINA (1.4%)
Charlotte NC Water & Sewer System Rev. VRDO                   1.85%         11/7/2002         14,000      14,000
Mecklenburg County NC GO                                      5.50%          4/1/2006         11,625      12,828
North Carolina Eastern Muni. Power Agency Rev.                6.00%          1/1/2006(1)       6,000       6,645
North Carolina GO                                             5.00%          3/1/2006          2,000       2,171
North Carolina GO VRDO                                        1.80%         11/7/2002         13,000      13,000
                                                                                                       ---------
                                                                                                          48,644
                                                                                                       ---------
OHIO (3.1%)
Columbus OH GO                                                5.25%        11/15/2002          8,695       8,707
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.00%         10/1/2005          7,220       7,698
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.90%         11/1/2002LOC       7,500       7,500
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.95%         11/1/2002LOC       2,600       2,600
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT                 4.85%          2/1/2003          8,000       8,056
Ohio Building Auth. Rev. (Admin. Building Fund)               5.00%         10/1/2004(4)       4,145       4,395
Ohio Building Auth. Rev. (State Correctional Fac.)            6.50%         10/1/2003(1)       5,710       5,963
Ohio GO                                                       4.50%         6/15/2003          6,760       6,880
Ohio Higher Educ. Capital Fac. Rev.                           5.00%          2/1/2003          6,605       6,661
Ohio Higher Educ. Capital Fac. Rev.                           5.25%         12/1/2005         10,000      10,934
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) VRDO                            1.80%         11/7/2002          2,800       2,800
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO       1.90%         11/7/2002          5,200       5,200
Ohio Highway Capital Improvements Rev.                        5.00%          5/1/2005         10,000      10,723
Ohio Housing Finance Agency Rev.                              3.95%          9/1/2003          2,345       2,383
Ohio State Univ. General Receipts Rev. VRDO                   1.83%         11/7/2002         11,400      11,400
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT            3.40%         10/1/2004          4,350       4,333
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) PUT               4.40%         12/1/2003          5,000       5,075
                                                                                                       ---------
                                                                                                         111,308
                                                                                                       ---------
OKLAHOMA (1.3%)
Oklahoma City OK GO                                           5.00%          7/1/2006          2,055       2,244
Oklahoma County OK GO                                         5.00%          2/1/2005(3)       5,500       5,866
Oklahoma County OK GO                                         5.00%          2/1/2005(3)       6,000       6,399
Oklahoma Transp. Auth. OK Turnpike System Rev. Refunding      4.75%          1/1/2004(2)      10,340      10,705
Oklahoma Transp. Auth. OK Turnpike System Rev. Refunding      4.75%          1/1/2004(2)       3,000       3,106
Tulsa County OK Ind. Auth. Rev.                               5.00%          1/1/2005(2)       6,100       6,495
Tulsa County OK Ind. Auth. Rev.                               5.00%          7/1/2005(2)       6,300       6,778
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT   5.80%         12/1/2004          7,000       4,655
                                                                                                       ---------
                                                                                                          46,248
                                                                                                       ---------
OREGON (1.3%)
Oregon GO VRDO                                                1.80%         11/7/2002         24,600      24,600
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
 (College Housing Project Portland State Univ.) PUT           5.00%          5/1/2003LOC       5,240       5,318
Portland OR Sewer System Rev.                                 6.00%          6/1/2006(3)      14,720      16,536
                                                                                                       ---------
                                                                                                          46,454
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

24

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
PENNSYLVANIA (7.6%)
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System) VRDO                    1.90%         11/1/2002         19,300      19,300
Pennsylvania GO                                               5.25%        10/15/2003         10,500      10,858
Pennsylvania GO                                               0.00%          7/1/2004(1)       7,500       7,239
Pennsylvania GO                                               5.00%         9/15/2004         10,000      10,590
Pennsylvania GO                                               5.00%          2/1/2005         12,870      13,718
Pennsylvania GO                                              5.125%         9/15/2005(2)       3,200       3,473
Pennsylvania GO                                               5.00%        10/15/2005          5,700       6,173
Pennsylvania GO                                               5.00%         1/15/2006          4,250       4,597
Pennsylvania GO                                               5.00%          2/1/2006         10,865      11,763
Pennsylvania GO                                               5.00%          2/1/2006         11,810      12,786
Pennsylvania GO                                               5.00%         10/1/2006         13,685      15,018
Pennsylvania GO                                               5.00%         1/15/2007          3,150       3,437
Pennsylvania GO                                               5.00%         4/15/2007          3,000       3,084
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev.                                           3.15%          7/1/2003(4)      30,000      30,241
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (St. Joseph's Univ.) PUT                                     2.80%         11/1/2003LOC       9,200       9,206
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (State System of Higher Educ.) VRDO                          1.85%         11/7/2002(2)      16,700      16,700
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Washington & Jefferson Colleges) PUT                        2.80%         11/1/2003LOC      10,500      10,584
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Washington & Jefferson Colleges) PUT                        2.80%         11/1/2003LOC       6,250       6,300
Pennsylvania State Univ. Rev.                                 5.00%         8/15/2004          3,000       3,170
Pennsylvania State Univ. Rev.                                 5.00%         8/15/2005          6,045       6,519
Philadelphia PA GO                                            5.00%         5/15/2003(3)       5,845       5,950
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hospital of Philadelphia) VRDO                   1.95%         11/1/2002          6,400       6,400
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hospital of Philadelphia) VRDO                   5.00%          7/1/2007(1)      11,000      12,051
Philadelphia PA IDA Rev. (Philadelphia Airport System)        5.25%          7/1/2004(3)       3,580       3,761
Sayre PA Health Care Fac. Auth. Rev.
 (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                                     1.90%         11/7/2002(2)       6,600       6,600
Sayre PA Health Care Fac. Auth. Rev.
 (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                                     1.90%         11/7/2002(2)       3,600       3,600
St. Mary's Hosp. Auth. Bucks County PA Rev.
 (Catholic Health Initiatives) VRDO                           1.90%         11/7/2002         11,800      11,800
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project) VRDO      1.85%         11/7/2002          5,700       5,700
Washington County PA Higher Educ.
 (Pooled Equipment Lease Program) VRDO                        1.90%         11/7/2002LOC       9,100       9,100
                                                                                                       ---------
                                                                                                         269,718
                                                                                                       ---------
RHODE ISLAND (3.0%)
Rhode Island Health & Educ. Building Corp. Rev.
 (Brown Univ.) VRDO                                           1.85%         11/7/2002         37,400      37,400
Rhode Island Housing & Mortgage Finance Corp. Rev.            4.50%          4/1/2003         14,575      14,607
Rhode Island Housing & Mortgage Finance Corp. Rev.            4.00%         3/24/2005         13,125      13,657
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON              DATE          (000)       (000)
================================================================================================================
Rhode Island Housing & Mortgage Finance Corp. Rev.            4.50%         10/1/2003          5,490       5,598
Rhode Island Housing & Mortgage Finance Corp. Rev.            5.00%         10/1/2003         10,000      10,233
Rhode Island Housing & Mortgage Finance Corp. Rev.            4.50%         3/22/2004         25,000      25,896
                                                                                                       ---------
                                                                                                         107,391
                                                                                                       ---------
SOUTH CAROLINA (1.1%)
Chesterfield County SC School District BAN                    2.50%         9/26/2003         20,000      20,156
South Carolina GO                                             5.25%          4/1/2004         12,525      13,143
South Carolina Public Service Auth. Rev.                      5.00%          1/1/2005          2,000       2,120
South Carolina Public Service Auth. Rev.                      5.00%          1/1/2006          3,000       3,227
                                                                                                       ---------
                                                                                                          38,646
                                                                                                       ---------
TENNESSEE (1.0%)
Memphis-Shelby County TN Airport Auth. Rev.                   5.50%          3/1/2005(4)       7,835       8,375
Metro. Govt. of Nashville & Davidson County TN GO             5.00%        10/15/2004          9,940      10,552
Montgomery County TN Public Building Auth. Pooled
  Financial Rev. (Tennessee County Loan Pool) VRDO            2.00%         11/1/2002LOC       9,700       9,700
Tennessee GO                                                  5.25%          2/1/2005(3)       5,000       5,359
                                                                                                       ---------
                                                                                                          33,986
                                                                                                       ---------
TEXAS (12.4%)
Abilene TX Waterworks & Sewer Systems GO                      2.02%         2/15/2004          2,500       2,504
Abilene TX Waterworks & Sewer Systems GO                      2.45%         2/15/2005          2,475       2,478
Austin TX Public Improvement GO                               5.25%          9/1/2004          6,000       6,372
Austin TX Water & Wastewater System Rev.                      5.25%        11/15/2005(2)       6,070       6,624
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   4.80%          4/1/2003         10,000       9,800
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.05%         6/19/2006          5,000       4,450
Brazos River TX Harbor Navigation Dist. Brazoria
  County Environmental (Dow Chemical Co. Project) PUT         4.40%         5/15/2005         10,000       9,978
Dallas TX Independent School Dist. GO                         7.75%          4/1/2003         10,000      10,252
Dallas-Fort Worth TX International Airport Rev.               5.50%         11/1/2004(3)       2,355       2,508
Dallas-Fort Worth TX International Airport Rev.               5.00%         11/1/2005(1)       4,235       4,535
Dallas-Fort Worth TX International Airport Rev.               5.50%         11/1/2005(3)       2,450       2,660
Denton TX Independent School Dist. PUT                        3.45%         1/31/2005         10,000      10,009
Harris County TX Flood Control Dist.                          5.00%         10/1/2004          4,000       4,240
Harris County TX GO                                           5.75%        12/15/2003          5,160       5,289
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002         59,980      59,980
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002         11,200      11,200
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                            1.95%         11/1/2002         28,400      28,400
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                  2.00%         11/1/2002(1)      17,100      17,100
Harris County TX Health Fac. Dev. Corp. Rev.
 (Young Men's Christian Assoc. of Greater Houston) VRDO       2.00%         11/1/2002LOC      11,700      11,700
Houston TX GO                                                 5.00%          3/1/2003         20,000      20,222
Houston TX GO                                                 5.00%          3/1/2003         13,500      13,650
Houston TX GO                                                 5.00%          3/1/2004          6,265       6,331
Houston TX Water & Sewer System Rev.                          0.00%         12/1/2004(2)      10,740      10,264
Lewisville TX Independent School Dist.                        5.25%         8/15/2006          5,000       5,509
Lower Neches Valley Auth. Texas IDR
 (Mobil Oil Refinancing Corp.) VRDO                           2.00%         11/1/2002          5,800       5,800
Matagorda County TX Navigation Dist. PCR
 (Central Power & Light) PUT                                  4.00%         11/1/2003         20,000      20,006
----------------------------------------------------------------------------------------------------------------

26

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Matagorda County TX Navigation Dist. PCR
 (Reliant Energy Inc.) PUT                                    5.20%         11/1/2002          5,000       5,000
Red River TX Educ. Finance Rev.
 (Texas Christian Univ.) VRDO                                 1.85%         11/7/2002         13,000      13,000
Richardson TX Independent School Dist. GO                     5.00%         2/15/2005          5,000       5,329
San Antonio TX GO                                             4.50%          2/1/2004          2,610       2,698
San Antonio TX GO                                             5.00%          8/1/2005          9,900      10,662
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                              2.00%         11/1/2002LOC       4,800       4,800
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2005(2)       5,490       5,111
Texas TOB VRDO                                                1.95%         11/7/2002++       25,000      25,000
Texas Turnpike Auth. Central TX Turnpike System Rev.          1.80%         11/7/2002(2)      22,840      22,840
Trinity River Auth. Texas PCR (Texas Util. System)            5.00%         11/1/2006         20,000      17,800
Univ. of Texas Permanent Univ. Fund Rev.                      5.00%          7/1/2005          5,000       5,369
Waco TX Educ. Finance Corp. - Baylor Univ. VRDO               1.80%         11/7/2002(10)     31,600      31,600
                                                                                                       ---------
                                                                                                         441,070
                                                                                                       ---------
UTAH (0.6%)
Utah GO                                                       5.00%          7/1/2006         17,875      19,542
                                                                                                       ---------
VERMONT (0.2%)
Vermont Housing Finance Agency Single Family                  4.00%          3/1/2004          5,500       5,646
                                                                                                       ---------
VIRGINIA (1.8%)
Loudoun County VA GO                                          5.25%         11/1/2005          4,410      4,819
Pittsylvania County VA GO                                     4.00%          6/1/2003          6,500      6,510
Virginia Commonwealth Transp. Board
  Federal Highway Rev.                                        5.50%         10/1/2003         13,750      14,240
Virginia Housing Dev. Auth. Rev.                             3.375%          1/1/2004          7,130       7,238
Virginia Public School Auth. Rev.                             4.00%          8/1/2006+         7,500       7,945
Virginia Public School Educ. Technology Notes                 4.50%         4/15/2004         11,325      11,780
Virginia Public School Educ. Technology Notes                 5.00%         4/15/2005         10,445      11,194
                                                                                                       ---------
                                                                                                          63,726
                                                                                                       ---------
WASHINGTON (1.3%)
King County WA Sewer Rev.                                     5.00%          1/1/2005(4)       2,250       2,390
King County WA Sewer Rev.                                     5.00%          1/1/2006(4)       3,000       3,233
Seattle WA GO                                                 5.00%          7/1/2005         12,025      12,918
Seattle WA GO                                                 3.00%         10/1/2005         13,055      13,372
Spokane WA Regional Solid Waste Management
  System Rev.                                                 6.25%          1/1/2003(2)       7,945       8,003
Washington GO                                                 5.00%          9/1/2005          5,180       5,583
                                                                                                       ---------
                                                                                                          45,499
                                                                                                       ---------
WEST VIRGINIA (0.2%)
West Virginia GO                                              5.50%          6/1/2005(4)       5,160       5,602
                                                                                                       ---------
WISCONSIN (0.5%)
Milwaukee WI GO                                               6.00%          2/1/2005          9,300      10,103
Milwaukee WI Metro. Sewer Dist. GO                           6.125%         10/1/2003          2,000       2,081
Wisconsin GO                                                  6.00%          5/1/2003          4,000       4,086
                                                                                                       ---------
                                                                                                          16,270
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON              DATE          (000)       (000)
================================================================================================================
WYOMING (0.5%)
Wyoming Community Dev. Auth. Housing Rev.                     4.75%         12/1/2002         19,355      19,397
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $3,490,443)                                                                                    3,519,340
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.7%)
----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                    118,309
Liabilities                                                                                             (93,972)
                                                                                                       ---------
                                                                                                         24,337
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                    $3,543,677
================================================================================================================

*See Note A in Notes to Financial Statements.
++Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the aggregate value of these securities was $82,000,000, representing 2.3% of net assets.
For key to abbreviations and other references, see page 109.

================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:                             Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,514,922
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses--Note E                                    (142)
Unrealized Appreciation--Note F                                          28,897
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,543,677
================================================================================
Investor Shares--Net Assets
Applicable to 123,557,891 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $1,943,082
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $15.73
================================================================================
Admiral Shares--Net Assets
Applicable to 101,779,642 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $1,600,595
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $15.73
================================================================================
28

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
MUNICIPAL BONDS (99.2%)
----------------------------------------------------------------------------------------------------------------
ALABAMA (0.6%)
Birmingham AL GO                                              5.25%          4/1/2005(4)       5,000       5,375
Huntsville AL Health Care Fac. Auth. PUT                      4.65%          6/1/2005(1)      23,650      24,785
Huntsville AL Health Care Fac. Auth. PUT                      4.65%          6/1/2005(1)       1,415       1,483
                                                                                                       ---------
                                                                                                          31,643
                                                                                                       ---------
ALASKA (1.3%)
Alaska Housing Finance Corp. (State Capital)                  5.50%          6/1/2004(1)       7,245       7,649
North Slope Borough AK GO                                     0.00%          1/1/2003(1)      19,000      18,943
North Slope Borough AK GO                                     0.00%         6/30/2004(4)       8,955       8,637
North Slope Borough AK GO                                     0.00%         6/30/2006(1)      19,250      17,315
North Slope Borough AK GO                                     0.00%         6/30/2007(1)       8,000       6,886
North Slope Borough AK GO                                     0.00%         6/30/2008(1)       6,850       5,602
                                                                                                       ---------
                                                                                                          65,032
                                                                                                       ---------
ARIZONA (1.7%)
Arizona State COP                                             5.00%          9/1/2006(4)       6,780       7,434
Arizona Transp. Board Excise Tax Rev.                         5.00%          7/1/2004(ETM)*      720         759
Arizona Transp. Board Excise Tax Rev.                         5.00%          7/1/2004*        14,445      15,225
Arizona Transp. Board Highway Rev.                            5.50%          7/1/2004         15,040      15,975
Arizona Transp. Board Highway Rev.                            8.00%          7/1/2004          6,300       6,945
Maricopa County AZ Community College Dist. GO                 5.25%          7/1/2003          8,350       8,552
Mesa AZ Util. System Rev.                                     5.00%          7/1/2008(1)       6,500       7,160
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                     6.125%      7/1/2003(Prere.)     10,000      10,497
Salt River Project Arizona Agricultural Improvement &
  Power Dist. Rev.                                            5.25%          1/1/2006          9,375      10,221
Univ. of Arizona Board of Regents                             5.90%          6/1/2008(4)       4,095       4,691
                                                                                                       ---------
                                                                                                          87,459
                                                                                                       ---------
CALIFORNIA (4.6%)
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             8.25%         12/1/2002          5,060       5,087
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             8.25%         12/1/2005          5,685       6,711
California GO                                                 7.50%         11/1/2003(3)       6,000       6,339
California GO                                                 5.25%          3/1/2006         26,000      28,033
California GO                                                 5.25%         11/1/2008         10,000      10,985
California Higher Educ. Loan Auth. Student Loan Rev. PUT      6.50%          6/1/2005          7,000       7,473
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                         7.00%          3/1/2005         20,000      20,400
California RAN FR                                            1.716%         11/7/2002         50,000      50,000
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) PUT                                      4.35%          3/1/2007         19,325      19,975
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) PUT                                      3.85%          8/1/2006         15,000      15,254
Chula Vista CA IDR (San Diego Gas & Electric) PUT             7.00%         12/1/2005         10,000      11,087
East Bay CA Muni. Util. Dist. Water System Rev.               5.20%          6/1/2008(1)       5,800       5,980
Long Beach CA Harbor Rev. PUT                                 4.00%         5/14/2004(1)      25,000      25,752
Los Angeles CA Dept. of Water & Power Rev.                    9.00%         5/15/2003          5,355       5,560
Los Angeles County CA Public Works Financing Auth. Rev.       6.00%         10/1/2003         12,010      12,480
Orange County CA Sanitation Dist. COP VRDO                    1.95%         11/1/2002          5,000       5,000
                                                                                                       ---------
                                                                                                         236,116
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
COLORADO (4.2%)
Arapahoe County CO Capital Improvement
  Trust Fund Highway Rev.                                     0.00%      8/31/2005(Prere.)    11,920       7,945
Arapahoe County CO Capital Improvement
  Trust Fund Highway Rev.                                     0.00%      8/31/2005(Prere.)   114,235      51,807
Arapahoe County CO Capital Improvement
  Trust Fund Highway Rev.                                     0.00%      8/31/2005(Prere.)   280,005      54,489
Arapahoe County CO Capital Improvement
  Trust Fund Highway Rev.                                     7.00%      8/31/2005(Prere.)    17,000      19,801
Colorado Dept. of Transp. Rev.                                5.25%         6/15/2006          2,335       2,569
Colorado Dept. of Transp. Rev.                                5.25%         6/15/2007          2,035       2,257
Colorado Dept. of Transp. Rev.                                5.50%         6/15/2007(1)      18,000      20,146
Colorado Dept. of Transp. Rev.                                5.25%         6/15/2008          2,530       2,816
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives)                                5.50%          9/1/2006          5,490       6,010
Colorado Springs CO Util. System Rev.                         5.25%        11/15/2006          9,265      10,279
Colorado Springs CO Util. System Rev.                         5.25%        11/15/2007          5,890       6,573
Colorado Springs CO Util. System Rev. VRDO                    1.80%         11/7/2002          8,400       8,400
Denver CO City & County Airport Rev.                          5.50%        11/15/2002(2)       3,000       3,004
Denver CO City & County Airport Rev.                          5.50%        11/15/2003(2)       3,000       3,111
Denver CO City & County Airport Rev.                          5.50%        11/15/2005(2)       9,375      10,174
Denver CO City & County GO                                    5.00%          8/1/2007          5,000       5,503
                                                                                                       ---------
                                                                                                         214,884
                                                                                                       ---------
CONNECTICUT (1.7%)
Connecticut GO                                                6.25%         5/15/2005         10,000      11,044
Connecticut GO                                                6.25%         5/15/2005(ETM)        80          88
Connecticut GO                                                5.00%         6/15/2005         13,810      14,861
Connecticut GO                                                5.25%         6/15/2007         12,760      14,160
Connecticut GO                                                5.00%        11/15/2007          7,250       8,016
Connecticut GO                                                5.00%        11/15/2007         19,340      21,384
Connecticut GO                                                5.25%        12/15/2007          7,370       8,246
Connecticut GO                                                5.00%        11/15/2008         10,000      11,071
                                                                                                       ---------
                                                                                                          88,870
                                                                                                       ---------
DELAWARE (0.5%)
Delaware GO                                                   5.25%          7/1/2007         20,260      22,520
Delaware Transp. Auth. Transp. System Rev.                    5.40%          7/1/2007          4,630       4,826
                                                                                                       ---------
                                                                                                          27,346
                                                                                                       ---------
DISTRICT OF COLUMBIA (1.2%)
District of Columbia GO                                       5.00%          6/1/2003(1)       2,060       2,100
District of Columbia GO                                       5.00%          6/1/2003(1)       3,935       4,011
District of Columbia GO                                       5.80%          6/1/2004(3)       5,480       5,816
District of Columbia GO                                       5.80%          6/1/2004(3)(ETM)  1,125       1,196
District of Columbia GO                                       5.30%          6/1/2005(2)      10,900      11,760
District of Columbia GO                                       5.25%          6/1/2007(1)      16,000      17,651
District of Columbia GO                                       5.25%          6/1/2008(1)       5,355       5,926
District of Columbia GO                                       5.50%          6/1/2008(4)(ETM)  1,220       1,375
District of Columbia GO                                       5.50%          6/1/2008(4)       3,530       3,951
District of Columbia Univ. Rev.
 (George Washington Univ.)                                    5.50%         9/15/2004(1)       4,000       4,269
Metro. Washington Airports Auth.
  Airport System Rev.                                         5.50%         10/1/2006          4,745       5,154
                                                                                                       ---------
                                                                                                          63,209
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

30

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
FLORIDA (3.0%)
Broward County FL GO                                          5.00%          1/1/2007          8,300       9,051
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                     5.375%         12/1/2010          4,900       5,206
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                      4.50%         12/1/2011          5,900       5,918
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                         5.50%         12/1/2008         22,980      25,034
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                        5.375%         12/1/2009          2,000       2,150
Florida Board of Educ.                                        5.25%          6/1/2007          4,890       5,416
Florida Board of Educ.                                        5.25%          6/1/2008          5,055       5,609
Florida Board of Educ. Capital Outlay                         6.50%          6/1/2004          5,565       5,971
Florida Board of Educ. Capital Outlay                         5.25%          1/1/2006          3,540       3,849
Florida Correctional Privatization Comm. COP                  5.25%          8/1/2008(1)       4,335       4,812
Florida Dept. of Transp.                                      5.25%          7/1/2008          4,670       5,188
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)            6.00%          7/1/2004(2)      10,815      11,561
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.   5.00%         10/1/2005(1)       6,855       7,412
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.   5.25%         10/1/2006(1)       7,830       8,642
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.   5.25%         10/1/2007(1)       6,995       7,780
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO    2.00%         11/4/2002          1,000       1,000
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO    2.00%         11/4/2002          4,600       4,600
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                                6.00%         10/1/2004(1)       1,160       1,251
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                                6.00%         10/1/2004(1)(ETM)  2,815       3,041
Orlando FL Util. Comm. Water & Electric Rev.                  5.00%         10/1/2008          4,835       5,321
Palm Beach County FL Airport System Rev.                      5.50%         10/1/2005(1)       8,830       9,670
Palm Beach County FL School Dist. GO                          5.00%          8/1/2004(1)       8,715       9,201
Tampa-Hillsborough County FL Expressway Auth. Rev.            6.50%          7/1/2003(2)       4,770       4,922
                                                                                                       ---------
                                                                                                         152,605
                                                                                                       ---------
GEORGIA (4.5%)
Atlanta GA Airport Fac. Rev.                                  0.00%          1/1/2010(1)      10,000       6,978
Atlanta GA Water & Sewer Rev.                                 5.25%      1/1/2007(3)(Prere.)  15,300      17,015
Atlanta GA Water & Wastewater Rev. VRDO                       1.80%         11/7/2002(4)      10,000      10,000
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) PUT                         4.45%         12/1/2008         25,000      26,083
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.00%         11/1/2002          6,000       6,000
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                2.00%         11/1/2002(2)      11,270      11,270
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                1.90%         11/7/2002(3)      11,915      11,915
Douglas County GA School Dist. GO                             5.25%          4/1/2004          4,200       4,405
Fulton County GA Dev. Auth. -
  Robert A. Woodruff Arts Center VRDO                         1.80%         11/7/2002         33,580      33,580
Georgia GO                                                    6.00%          7/1/2003          8,300       8,540
Georgia GO                                                    6.25%          3/1/2006          5,000       5,620
Georgia GO                                                    6.00%          7/1/2007         10,580      12,091
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                  5.25%          3/1/2007          6,185       6,819
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                   5.25%         3/1/2009         10,355      11,517
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                      6.25%          7/1/2006(1)      10,000      11,351
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                      6.25%          7/1/2008(1)       4,000       4,656
Newton County GA School Dist. GO                              5.25%          8/1/2003          5,765       5,921
Newton County GA School Dist. GO                              5.50%          8/1/2004          6,185       6,583
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)  5.50%         11/1/2006          8,000       8,941
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)  5.50%         11/1/2007          6,270       7,062
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)  5.25%          9/1/2008         10,000      11,154
Richmond County GA Board of Educ. GO                          5.00%         11/1/2005          5,000       5,423
                                                                                                       ---------
                                                                                                         232,924
                                                                                                       ---------
HAWAII (3.0%)
Hawaii Airport System Rev.                                    5.50%          7/1/2006(3)      10,000      10,901
Hawaii Airport System Rev.                                    5.50%          7/1/2007(3)      10,000      10,899
Hawaii Airport System Rev.                                    6.00%          7/1/2007(3)       6,000       6,665
Hawaii Airport System Rev.                                    5.50%          7/1/2009(3)      10,275      11,269
Hawaii GO                                                     6.00%          4/1/2003(1)      10,185      10,368
Hawaii GO                                                     5.25%          4/1/2004(1)      14,600      15,295
Hawaii GO                                                     5.50%          4/1/2004(1)      11,920      12,529
Hawaii GO                                                     5.70%         10/1/2004(1)(ETM) 10,000      10,730
Hawaii GO                                                     6.25%          3/1/2005(3)       8,585       9,396
Hawaii GO                                                     5.50%          4/1/2005(1)      13,630      14,723
Hawaii GO                                                     6.00%         11/1/2005(3)       5,000       5,556
Hawaii GO                                                     5.25%          2/1/2007(4)      10,375      11,413
Hawaii GO                                                     5.50%          8/1/2007(3)       2,330       2,609
Hawaii GO                                                     5.50%          8/1/2008(3)       6,755       7,603
Honolulu HI City & County GO                                  5.25%         11/1/2003(3)      13,135      13,600
                                                                                                       ---------
                                                                                                         153,556
                                                                                                       ---------
ILLINOIS (6.3%)
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2006(2)       3,970       4,289
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2006(2)      16,120      17,419
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2007(2)       3,140       3,397
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                        6.10%          5/1/2010         20,000       2,802
Chicago IL Public Building Comm. Lease Rev.                  5.125%          2/1/2003(3)       7,500       7,564
Chicago IL School Finance Auth. GO                            5.00%          6/1/2003(3)      25,190      25,674
Chicago IL School Finance Auth. GO                            5.10%          6/1/2004(3)      10,000      10,386
Illinois Dev. Finance Auth. Hosp. Rev.
 (Evanston Northwestern Healthcare Corp.) VRDO                1.85%         11/7/2002          9,500       9,500
Illinois Dev. Finance Auth. PCR
 (Commonwealth Edison)                                        4.40%         12/1/2006(2)      19,000      20,406
Illinois Dev. Finance Auth. Rev. (Provena Health)             5.50%         5/15/2004(1)       4,740       4,993
Illinois Dev. Finance Auth. Rev. (Provena Health)             5.50%         5/15/2005(1)       2,500       2,694
Illinois Dev. Finance Auth. Rev. (Provena Health)             5.50%         5/15/2006(1)       2,000       2,190
Illinois Dev. Finance Auth. Solid Waste Disposal Rev.
 (Waste Management)                                           5.85%          2/1/2007          7,185       7,371
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT         4.40%          7/1/2004          6,225       6,467
Illinois GO                                                   5.25%          8/1/2003          3,515       3,608
Illinois GO                                                   5.60%         4/1/2004(Prere.)   4,100       4,401
Illinois GO                                                   5.50%         12/1/2004         12,000      12,899
----------------------------------------------------------------------------------------------------------------

32

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Illinois GO                                                   5.00%          2/1/2005(3)       4,500       4,793
Illinois GO                                                   5.00%         10/1/2007(4)       9,000       9,903
Illinois GO                                                   5.25%         11/1/2007(3)       5,000       5,566
Illinois GO                                                   5.25%          8/1/2008         14,500      16,114
Illinois GO                                                   5.00%         10/1/2008(4)       7,000       7,711
Illinois GO                                                   5.25%         11/1/2008(3)       4,000       4,465
Illinois Health Fac. Auth. Rev.
 (Advocate Health Care Network)                               5.25%         8/15/2005(ETM)     2,085       2,266
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) 5.00%          6/1/2003(1)       2,895       2,948
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) 5.00%          6/1/2004(1)       3,080       3,225
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) 5.00%          6/1/2006(1)       4,400       4,747
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) 5.25%          6/1/2007(1)       5,270       5,751
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                           1.95%         11/1/2002         15,075      15,075
Illinois Health Fac. Auth. Rev.
 (Univ. of Chicago Hosp. & Health Systems) VRDO               2.00%         11/1/2002(1)       9,100       9,100
Illinois Sales Tax Rev.                                       5.60%         6/15/2004          4,000       4,242
Illinois Student Assistance Comm. Student Loan Rev.           5.70%          3/1/2006          4,000       4,154
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              6.50%        6/15/2003(Prere.)  29,455      30,928
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2008(3)(ETM)  6,500       5,342
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2008(3)         170         139
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2008(3)(ETM)  1,220       1,003
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              5.25%         6/15/2008(1)       3,250       3,606
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                            5.00%          6/1/2005(3)       5,000       5,362
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                            5.00%          6/1/2006(3)       6,950       7,563
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                            5.00%          6/1/2007(3)       9,710      10,626
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                            5.25%          6/1/2008(3)       9,855      10,928
                                                                                                       ---------
                                                                                                         321,617
                                                                                                       ---------
INDIANA (0.7%)
Indiana Office Building Comm. Fac. Rev.
 (New Castle Correctional Fac.)                               5.25%          7/1/2008(3)       3,040       3,366
Indiana Univ. Rev. (Student Fee)                              5.25%          8/1/2004(1)       4,000       4,236
Indiana Univ. Rev. (Student Fee)                              5.25%          8/1/2005(1)       1,345       1,457
Indiana Univ. Rev. (Student Fee)                              5.25%          8/1/2007(1)       1,000       1,108
Indianapolis IN Airport Auth. Rev.                            5.00%          7/1/2004(3)       5,000       5,233
Rockport IN PCR (AEP Generating Co.) PUT                      4.05%         7/13/2006(2)      21,000      22,097
                                                                                                       ---------
                                                                                                          37,497
                                                                                                       ---------
KANSAS (1.0%)
Kansas Dept. of Transp. Highway Rev.                          7.25%          3/1/2006          5,820       6,716
Kansas Dept. of Transp. Highway Rev.                          5.50%          9/1/2006          6,000       6,676
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         33,100      33,100
Wichita KS Sales Tax Rev.                                     5.00%          4/1/2007          2,610       2,858
                                                                                                       ---------
                                                                                                          49,350
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
KENTUCKY (2.5%)
Jefferson County KY GO                                        0.00%         8/15/2004(4)       3,980       3,835
Jefferson County KY GO                                        0.00%         8/15/2005(4)       4,780       4,467
Kentucky Property & Building Comm. Rev.                       6.00%         11/1/2002          2,000       2,000
Kentucky Property & Building Comm. Rev.                       5.25%          2/1/2005          4,090       4,378
Kentucky Property & Building Comm. Rev.                       5.50%          8/1/2006(4)      10,520      11,680
Kentucky Property & Building Comm. Rev.                       5.25%          2/1/2007(4)       1,500       1,650
Kentucky Property & Building Comm. Rev.                       5.50%          8/1/2007          4,550       5,091
Kentucky Property & Building Comm. Rev.                       5.50%          8/1/2008            210         236
Kentucky Property & Building Comm. Rev.                       5.50%          8/1/2008(ETM)     7,290       8,246
Kentucky Property & Building Comm. Rev.                       6.00%         10/1/2008         10,000      11,523
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                     6.50%          7/1/2007(2)      18,000      20,877
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                     5.50%          7/1/2008(2)       5,060       5,688
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                     5.75%          7/1/2008(4)      26,760      30,411
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                     5.50%          7/1/2009(2)      15,000      16,941
                                                                                                       ---------
                                                                                                         127,023
                                                                                                       ---------
LOUISIANA (1.2%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.    5.50%         12/1/2004(4)       5,145       5,532
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.    5.50%         12/1/2005(4)       3,790       4,170
Jefferson Parish LA School Board Sales & Tax Rev.             5.25%          2/1/2005(1)       8,300       8,886
Jefferson Parish LA School Board Sales & Tax Rev.             5.25%          2/1/2006(1)       8,740       9,519
Jefferson Parish LA School Board Sales & Tax Rev.             5.25%          2/1/2007(1)       9,190      10,109
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)                                    5.50%          7/1/2005(4)       5,865       6,343
St. Charles Parish LA PCR (Entergy Inc.) PUT                  5.35%         10/1/2003         14,775      14,795
                                                                                                       ---------
                                                                                                          59,354
                                                                                                       ---------
MARYLAND (0.2%)
Maryland Dept. of Transp.                                     5.25%          2/1/2007          9,000       9,942
                                                                                                       ---------
MASSACHUSETTS (4.8%)
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                      5.25%          1/1/2006(1)      15,170      16,184
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                      5.25%          1/1/2007(1)      15,070      16,041
Massachusetts Dev. Finance Agency Rev.
 (Brooks School) VRDO                                         1.85%         11/7/2002(1)       2,200       2,200
Massachusetts Educ. Finance Auth. Educ. Loan Rev.             4.40%         12/1/2005(1)       2,065       2,169
Massachusetts Educ. Finance Auth. Educ. Loan Rev.             4.50%         12/1/2006(1)       2,500       2,644
Massachusetts Educ. Finance Auth. Educ. Loan Rev.             4.55%         12/1/2007(1)       3,360       3,551
Massachusetts GAN                                             5.75%         6/15/2007          9,650      10,882
Massachusetts GAN                                             5.75%        12/15/2008         16,210      18,561
Massachusetts GO                                              5.00%          2/1/2006          7,820       8,461
Massachusetts GO                                              5.50%          2/1/2007(1)      10,000      11,121
Massachusetts GO                                              5.25%         12/1/2007         10,000      11,152
Massachusetts GO                                              5.25%         8/1/2008(Prere.)   7,945       8,931
Massachusetts GO                                             5.375%          8/1/2008+        10,000      10,914
Massachusetts GO                                              5.75%         10/1/2008          6,710       7,661
Massachusetts GO VRDO                                         2.00%         11/1/2002         27,600      27,600
----------------------------------------------------------------------------------------------------------------

34

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Massachusetts GO VRDO                                         1.80%         11/7/2002          1,730       1,730
Massachusetts GO VRDO                                         1.85%         11/7/2002          5,800       5,800
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.25%          7/1/2004          2,500       2,572
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.25%          7/1/2005          3,930       4,073
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.75%          7/1/2006          5,385       5,679
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.75%          7/1/2007          5,785       6,096
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.) VRDO                                         1.70%         11/7/2002          1,400       1,400
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.) VRDO                                         1.70%         11/7/2002          8,000       8,000
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                           5.50%          7/1/2008(1)      15,400      17,251
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                           5.00%          7/1/2009(1)      14,110      15,455
Massachusetts Special Obligation Rev.                         7.50%          6/1/2007(3)      16,425      19,690
                                                                                                       ---------
                                                                                                         245,818
                                                                                                       ---------
MICHIGAN (4.4%)
Detroit MI Water Supply System VRDO                           1.80%         11/7/2002(3)      10,210      10,210
Greater Detroit MI Resource Recovery Auth.                    5.50%        12/13/2003(2)      10,995      11,444
Greater Detroit MI Resource Recovery Auth.                    5.50%        12/13/2003(2)       7,000       7,286
Greater Detroit MI Resource Recovery Auth.                    5.50%        12/13/2004(2)      12,990      13,950
Michigan (New Center Dev. Inc.) COP                          5.375%          9/1/2003          1,300       1,340
Michigan Building Auth. Rev.                                  5.25%        10/15/2003         13,890      14,366
Michigan Building Auth. Rev.                                  6.50%         10/1/2004         14,500      15,778
Michigan Building Auth. Rev.                                  5.25%        10/15/2004         19,885      21,204
Michigan Building Auth. Rev.                                  5.50%        10/15/2007          5,945       6,691
Michigan Building Auth. Rev.                                  5.50%        10/15/2007          3,855       4,333
Michigan Building Auth. Rev.                                  5.50%        10/15/2008          6,790       7,666
Michigan Building Auth. Rev.                                  5.50%        10/15/2008          6,435       7,277
Michigan Comprehensive Transp. Rev.                           5.00%         5/15/2008(4)       1,230       1,349
Michigan GO                                                   5.25%         12/1/2005          5,750       6,291
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                            5.25%         10/1/2003(ETM)     2,500       2,581
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                            5.50%         10/1/2005(ETM)     6,655       7,298
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.50%         10/1/2006(ETM)     7,575       8,466
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.25%         10/1/2007         10,190      11,339
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.50%         10/1/2007(ETM)     9,405      10,624
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.25%         10/1/2008         11,960      13,355
Michigan State Univ. Board of Trustees VRDO                   1.80%         11/7/2002          3,000       3,000
Michigan Strategic Fund Fac. Rev.
 (Waste Management Inc.)                                      4.20%          8/1/2004         10,000      10,001
Michigan Trunk Line Rev.                                      5.00%         10/1/2006(4)       1,000       1,096
Michigan Trunk Line Rev.                                      5.00%         10/1/2007(4)       1,000       1,100
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Univ. of Michigan Hosp. Rev.
 (Medical Service Plan) VRDO                                  1.90%         11/1/2002         10,700      10,700
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          1,900       1,900
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          2,100       2,100
Wayne Charter County MI Airport Rev.                          5.25%         12/1/2006(1)       6,620       7,212
Wayne Charter County MI Airport Rev.
 (Detroit Metro. Wayne County)                                5.25%         12/1/2008(3)       7,065       7,664
                                                                                                       ---------
                                                                                                         227,621
                                                                                                       ---------
MINNESOTA (1.2%)
Minneapolis MN Community Dev. Agency
  Tax Increment Rev.                                          0.00%          9/1/2003(1)       5,875       5,789
Minnesota GO                                                  6.00%          8/1/2004          5,000       5,364
Minnesota GO                                                  5.00%          8/1/2005         26,000      28,049
Minnesota GO                                                  6.00%          8/1/2005          8,255       9,121
Minnesota GO                                                  5.50%          6/1/2006          8,730       9,676
Southern MN Muni Power Agency
  Power Supply System Rev.                                    5.00%          1/1/2009(2)       5,000       5,471
                                                                                                       ---------
                                                                                                          63,470
                                                                                                       ---------
MISSISSIPPI (0.5%)
Mississippi GO                                                7.00%          5/1/2004          4,555       4,906
Mississippi GO                                                5.00%         10/1/2006         10,160      11,150
Mississippi GO                                                5.75%         11/1/2007          5,000       5,690
Mississippi Home Corp. Single Family Rev.                     5.10%         12/1/2022          5,645       5,809
                                                                                                       ---------
                                                                                                          27,555
                                                                                                       ---------
MISSOURI (0.6%)
Curators Univ. of Missouri System Fac. Rev. VRDO              1.95%         11/1/2002          4,700       4,700
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)     5.25%          6/1/2006         10,230      11,029
Missouri Water Pollution Control GO                           5.00%         10/1/2008         11,350      12,573
                                                                                                       ---------
                                                                                                          28,302
                                                                                                       ---------
NEVADA (2.1%)
Clark County NV GO                                            5.00%         11/1/2004          6,570       6,979
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                   6.25%          7/1/2005(1)       4,310       4,721
Clark County NV School Dist. GO                               6.00%         6/15/2003(3)       4,830       4,959
Clark County NV School Dist. GO                               5.00%         6/15/2005(1)      13,330      14,312
Clark County NV School Dist. GO                               5.00%         6/15/2007(1)      13,475      14,766
Clark County NV School Dist. GO                               5.25%         6/15/2007(4)      12,335      13,650
Clark County NV School Dist. GO                               5.00%         6/15/2008(1)       6,000       6,586
Clark County NV School Dist. GO                               5.50%         6/15/2008(4)      33,555      37,692
Nevada GO                                                     5.00%          7/1/2004          5,030       5,290
                                                                                                       ---------
                                                                                                         108,955
                                                                                                       ---------
NEW HAMPSHIRE (1.1%)
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                    5.40%         12/1/2002         12,000      12,022
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                    4.55%          2/1/2004         36,000      36,471
New Hampshire GO                                              5.00%         11/1/2008          6,000       6,643
                                                                                                       ---------
                                                                                                          55,136
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

36

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
NEW JERSEY (2.5%)
New Jersey Econ. Dev. Auth. Rev.
 (Waste Management New Jersey Inc. Project) PUT               4.00%        10/31/2004          5,000       5,010
New Jersey Environmental Infrastructure Trust                 5.50%          9/1/2007          5,960       6,700
New Jersey Environmental Infrastructure Trust                 5.50%          9/1/2008          6,280       7,095
New Jersey GO                                                 5.00%          2/1/2007          4,500       4,912
New Jersey Transit Corp. Capital GAN                          5.75%          2/1/2007(2)      15,000      16,822
New Jersey Transp. Corp. COP                                  5.50%         9/15/2008(2)      25,000      28,205
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%         6/15/2003(2)       5,000       5,134
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%         6/15/2005(2)      10,000      10,989
New Jersey Transp. Trust Fund Auth. Rev.                      5.50%         6/15/2007(ETM)    10,000      11,223
New Jersey Transp. Trust Fund Auth. Rev.                     5.375%        12/15/2007(4)      25,530      28,637
Passaic Valley NJ Sewer System Rev.                           5.70%         12/1/2003(2)(ETM)  2,475       2,583
Passaic Valley NJ Sewer System Rev.                           5.70%         12/1/2003(2)       1,505       1,540
                                                                                                       ---------
                                                                                                         128,850
                                                                                                       ---------
NEW MEXICO (0.6%)
Albuquerque NM Water & Sewer System Rev.                      5.00%          7/1/2004          4,500       4,736
New Mexico Educ. Assistance Funding Student Loan Rev.         6.60%          3/1/2005          5,795       6,253
New Mexico Highway Comm. Tax Rev.                             5.00%         6/15/2005(2)       3,000       3,222
New Mexico Highway Comm. Tax Rev.                             5.00%         6/15/2005          4,740       5,089
New Mexico Highway Comm. Tax Rev.                             5.00%         6/15/2007(2)       2,500       2,740
New Mexico Highway Comm. Tax Rev.                             5.25%         6/15/2007          7,540       8,337
                                                                                                       ---------
                                                                                                          30,377
                                                                                                       ---------
NEW YORK (9.6%)
Long Island NY Power Auth. Electric System Rev. VRDO          1.95%         11/1/2002LOC       1,800       1,800
Muni. Assistance Corp. for New York City NY                   5.75%          7/1/2003          6,020       6,184
Muni. Assistance Corp. for New York City NY                   6.00%          7/1/2004          9,500      10,157
Muni. Assistance Corp. for New York City NY                   6.00%          7/1/2005         10,370      11,419
Muni. Assistance Corp. for New York City NY                   6.00%          7/1/2007          9,700      11,067
New York City NY GO                                           8.00%          8/1/2003          7,500       7,820
New York City NY GO                                           7.50%          2/1/2004          5,250       5,391
New York City NY GO                                           5.25%          8/1/2008          7,670       8,246
New York City NY GO                                           5.25%          8/1/2008         26,450      28,437
New York City NY GO VRDO                                      1.90%         11/1/2002(1)       1,725       1,725
New York City NY IDA (USTA National Tennis Center)            7.75%        11/15/2002(4)       3,100       3,107
New York City NY Muni Water Finance Auth.
  Water & Sewer System Rev.                                   5.00%         6/15/2005         25,000      26,821
New York City NY Muni Water Finance Auth.
  Water & Sewer System Rev.                                   5.25%         6/15/2006         30,000      32,863
New York City NY Muni Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002          6,200       6,200
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002            500         500
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.95%         11/1/2002(3)      23,000      23,000
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              2.00%         11/1/2002(3)      15,400      15,400
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002            800         800
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002          2,200       2,200
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          4,000       4,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          5,700       5,700
New York City NY Transitional Finance Auth. Rev. VRDO         1.86%         11/7/2002         22,000      22,000
----------------------------------------------------------------------------------------------------------------

37

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
New York State Dormitory Auth. Rev. (Brookdale Hosp.)         5.50%         2/15/2004          6,040       6,306
New York State Dormitory Auth. Rev. (North General Hosp.)     5.50%         2/15/2003          4,945       4,998
New York State Dormitory Auth. Rev. (Presbyterian Hosp.)      5.50%         2/15/2004(2)       4,500       4,709
New York State Dormitory Auth. Rev. (State Univ.)             5.25%         5/15/2003          6,255       6,373
New York State Dormitory Auth. Rev. (State Univ.)             5.50%         5/15/2003          5,300       5,407
New York State Energy Research & Dev. Auth. PCR PUT
 (Central Hudson Gas & Electric Corp.)                        4.20%         12/1/2003(2)       7,390       7,563
New York State Environmental Fac. Corp. Rev.
 (Water & Drinking Revolving Funds)                           5.00%         6/15/2004          4,000       4,210
New York State Environmental Fac. PCR                         5.50%         6/15/2003(1)       3,000       3,071
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                 4.40%         11/1/2004(1)       8,425       8,839
New York State Power Auth. Rev.                               5.50%        11/15/2007         13,565      15,253
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                6.00%          4/1/2004(1)      11,195      11,851
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                6.25%          4/1/2004(1)      10,185      10,815
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%          4/1/2007(1)       4,000       4,408
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%          4/1/2008(2)      13,220      14,653
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%          4/1/2008(1)       3,730       4,130
New York State Thruway Auth. Rev. (Service Contract)          5.00%          4/1/2007         21,370      23,310
New York State Thruway Auth. Rev. (Service Contract)          5.00%          4/1/2008         20,480      22,393
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)                                 5.00%          4/1/2004          8,570       8,920
Port Auth. of New York & New Jersey Notes                    3.625%         4/15/2004         40,000      41,061
Suffolk County NY Water Auth. Rev.                            5.25%      6/1/2004(2)(Prere.)  10,000      10,552
Triborough Bridge & Tunnel Auth. New York Rev.                5.00%        11/15/2005         10,000      10,832
Triborough Bridge & Tunnel Auth. New York Rev.                5.25%        11/15/2008         14,000      15,610
Triborough Bridge & Tunnel Auth. New York Rev. VRDO           1.85%         11/6/2002(4)      10,000      10,000
                                                                                                       ---------
                                                                                                         490,101
                                                                                                       ---------
NORTH CAROLINA (0.6%)
North Carolina Muni. Power Agency                             8.00%          1/1/2006(2)      18,000      21,001
Wake County NC Public Improvement GO                          4.50%          3/1/2007          8,500       9,127
                                                                                                       ---------
                                                                                                          30,128
                                                                                                       ---------
OHIO (4.1%)
Butler County OH Transp. Improvement Dist. Rev.               5.00%          4/1/2003(4)       3,000       3,042
Cleveland OH Airport System Rev.                              5.50%          1/1/2008(4)       8,070       8,775
Cleveland OH Airport System Rev. VRDO                         1.75%         11/7/2002(4)       1,100       1,100
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.00%         10/1/2006          5,000       5,373
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.25%         10/1/2007          5,000       5,427
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.25%         10/1/2008          6,945       7,557
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.95%         11/1/2002LOC       1,550       1,550
Ohio Air Quality Dev. Auth. PCR (Cleveland Electric) PUT      4.60%         10/1/2003          4,500       4,515
Ohio GO                                                       5.75%         6/15/2005          5,810       6,354
Ohio GO                                                       0.00%          9/1/2007          5,000       4,291
----------------------------------------------------------------------------------------------------------------

38

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Ohio Higher Educ. Capital Fac. Rev.                           5.75%          5/1/2007          6,930       7,803
Ohio Higher Educ. Capital Fac. Rev.                           5.50%         12/1/2007         24,500      27,622
Ohio Higher Educ. Capital Fac. Rev.                           5.50%         12/1/2008         18,440      20,880
Ohio Highway Capital Improvements Rev.                        5.50%          5/1/2006         22,500      24,868
Ohio Highway Capital Improvements Rev.                        5.00%          5/1/2007          5,000       5,479
Ohio Housing Finance Agency Rev.                             5.625%          3/1/2032          4,615       4,932
Ohio Infrastructure Improvement GO                            5.25%          8/1/2006          3,995       4,404
Ohio State Univ. General Receipts Rev. VRDO                   1.83%         11/8/2002          3,300       3,300
Ohio Turnpike Comm. Turnpike Rev.                             5.75%        2/15/2004(Prere.)  14,250      15,260
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT            4.60%         10/1/2003         12,255      12,295
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT            5.58%         6/15/2004         21,700      22,000
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO              2.00%         11/1/2002LOC       8,700       8,700
Ohio Water Dev. Auth. Water PCR                               5.25%         12/1/2009          3,625       4,066
                                                                                                       ---------
                                                                                                         209,593
                                                                                                       ---------
OKLAHOMA (0.7%)
Oklahoma County OK GO                                         5.00%          2/1/2007(3)       5,700       6,217
Tulsa County OK Ind. Auth. Rev.                               5.00%          1/1/2006(2)       6,450       6,968
Tulsa County OK Ind. Auth. Rev.                               5.00%          7/1/2006(2)       6,450       7,040
Tulsa County OK Ind. Auth. Rev.                               5.00%          1/1/2007(2)       6,450       7,028
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT   5.80%         12/1/2004         15,000       9,975
                                                                                                       ---------
                                                                                                          37,228
                                                                                                       ---------
OREGON (1.1%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.50%          5/1/2005          7,000       7,496
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.50%          5/1/2007          6,000       6,547
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                             5.00%          7/1/2003(3)       5,035       5,140
Portland OR Rev. Limited Tax GO                               4.25%       12/15/2002(Prere.)  35,175      35,287
                                                                                                       ---------
                                                                                                          54,470
                                                                                                       ---------
PENNSYLVANIA (3.8%)
Beaver County PA IDA PCR (Ohio Edison) PUT                    4.65%          6/1/2004         10,000      10,025
Beaver County PA IDA PCR (Toledo Edison) PUT                  4.85%          6/1/2004          3,000       3,021
Berks County PA IDA (Lutheran Health Care) VRDO               1.86%         11/7/2002(2)       9,800       9,800
Delaware County PA IDA PCR (PECO Energy Co.) PUT              5.20%         10/1/2004         11,000      11,451
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System) VRDO                    1.90%         11/1/2002          1,100       1,100
Pennsylvania GO                                               5.00%          3/1/2003          6,250       6,320
Pennsylvania GO                                               5.25%        10/15/2004         13,850      14,769
Pennsylvania GO                                               5.00%          2/1/2007          7,260       7,926
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                  5.00%        11/15/2002(1)       7,990       7,999
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pennsylvania Health System
  Obligated Group) VRDO                                       1.85%         11/7/2002LOC       9,700       9,700
Pennsylvania Intergovernmental Cooperation Auth. Rev.         5.00%         6/15/2003(3)       5,000       5,104
Pennsylvania Turnpike Comm. Rev.                              5.60%       12/1/2002(3)(Prere.) 6,575       6,728
Philadelphia PA GO                                           5.125%         5/15/2003(3)       8,000       8,148
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hospital of Philadelphia) VRDO                   1.95%         11/1/2002(1)       2,200       2,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hospital of Philadelphia) VRDO                  5.00%          7/1/2007(1)      18,250      19,994
----------------------------------------------------------------------------------------------------------------

39

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Jefferson Health System)                                    5.50%         5/15/2003(2)       1,425       1,453
Philadelphia PA IDA Rev. (Philadelphia Airport System)        6.00%         6/15/2005(3)       4,835       5,262
Philadelphia PA IDA Rev. (Philadelphia Airport System)        5.50%          7/1/2005(3)       3,775       4,070
Philadelphia PA IDA Rev. (Philadelphia Airport System)        5.00%          7/1/2006(3)       3,700       3,970
Philadelphia PA IDA Rev. (Philadelphia Airport System)        5.25%          7/1/2007(3)       3,905       4,223
Philadelphia PA IDA Rev. (Philadelphia Airport System)        5.25%          7/1/2009(3)       4,085       4,433
Philadelphia PA School Dist. GO                               5.25%          3/1/2004(1)       9,150       9,566
Pittsburgh PA GO                                              5.00%          3/1/2003(1)       5,000       5,056
Sayre PA Health Care Fac. Auth. Rev.
 (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                                     1.90%         11/7/2002(2)      21,700      21,700
Sayre PA Health Care Fac. Auth. Rev.
 (VHA of Pennsylvania, Pooled Capital Asset
  Program) VRDO                                               1.95%         11/7/2002(2)         800         800
Sayre PA Health Care Fac. Auth. Rev.
 (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                                     1.95%         11/7/2002(2)       5,000       5,000
Sayre PA Health Care Fac. Auth. Rev.
 (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                                     2.00%         11/7/2002(2)       3,200       3,200
                                                                                                       ---------
                                                                                                         193,018
                                                                                                       ---------
RHODE ISLAND (0.9%)
Rhode Island GO                                               6.00%          8/1/2003(1)       9,665       9,978
Rhode Island GO                                               6.00%          8/1/2004(1)      11,345      12,163
Rhode Island Housing & Mortgage Finance Corp. Rev.            3.75%         8/11/2005         10,250      10,663
Rhode Island Housing & Mortgage Finance Corp. Rev.            5.00%         10/1/2003         15,000      15,350
                                                                                                       ---------
                                                                                                          48,154
                                                                                                       ---------
SOUTH CAROLINA (0.9%)
South Carolina GO                                             5.10%          2/1/2004          3,940       4,012
South Carolina GO                                             5.75%          1/1/2006          5,000       5,522
South Carolina GO                                             5.50%          4/1/2008         14,515      16,315
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)                 7.00%        12/15/2004          3,245       3,407
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)                 7.00%        12/15/2005          3,500       3,718
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)                 6.70%        12/15/2006          2,640       2,802
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)                 7.00%        12/15/2007          5,265       5,656
South Carolina Public Service Auth. Rev.                      5.00%          1/1/2007          5,000       5,403
                                                                                                       ---------
                                                                                                          46,835
                                                                                                       ---------
SOUTH DAKOTA (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
 (Sioux Valley Hosp. & Health System)                         4.85%          5/1/2006         15,000      15,663
                                                                                                       ---------
TENNESSEE (0.9%)
Johnson City TN Health & Educ. Rev.
 (Johnson City Medical Center)                                5.00%          7/1/2005(1)(ETM)  4,265       4,587
Metro. Govt. of Nashville & Davidson County TN GO             5.25%        10/15/2006         10,000      11,072
Metro. Govt. of Nashville & Davidson County TN GO             5.25%        10/15/2007         20,470      22,792
----------------------------------------------------------------------------------------------------------------

40

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Metro. Govt. of Nashville & Davidson County TN GO             5.00%        10/15/2008          5,000       5,516
Metro. Govt. of Nashville & Davidson County TN IDR
 (Waste Management Team)                                      4.10%          8/1/2004          3,500       3,499
                                                                                                       ---------
                                                                                                          47,466
                                                                                                       ---------
TEXAS (13.8%)
Abilene TX Waterworks & Sewer Systems GO                      2.80%         2/15/2006          2,500       2,503
Abilene TX Waterworks & Sewer Systems GO                      3.10%         2/15/2007          2,500       2,502
Abilene TX Waterworks & Sewer Systems GO                      3.41%         2/15/2008          2,500       2,502
Austin TX Combined Util. System Rev.                          5.60%     5/15/2005(1)(Prere.)  15,000      16,322
Austin TX Combined Util. System Rev.                         5.375%        11/15/2005          6,495       6,714
Austin TX Independent School Dist. GO                        5.625%        8/1/2006(Prere.)    4,010       4,480
Austin TX Public Improvement GO                               5.25%          9/1/2005         10,000      10,862
Austin TX Water & Wastewater System Rev.                      5.25%        11/15/2005(2)      10,000      10,913
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   4.95%          4/1/2004         11,000      10,409
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.40%          5/1/2006         20,000      17,800
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.05%         6/19/2006          5,000       4,450
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.75%         11/1/2011         18,685      16,069
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT                4.75%         5/15/2007         11,550      11,210
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT                5.20%         5/15/2008         13,000      12,915
Central Texas Higher Educ. Auth.                              5.50%         12/1/2005          5,000       5,344
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines) PUT              5.95%         11/1/2003         17,950      14,988
Dallas-Fort Worth TX International Airport Rev.               5.50%         11/1/2006(3)       2,150       2,360
Dallas-Fort Worth TX International Airport Rev.               5.50%         11/1/2007(3)       3,000       3,288
Dallas-Fort Worth TX Regional Airport Rev.                    7.80%         11/1/2004(3)       4,655       5,144
El Paso County TX Hosp. Dist. GO                              0.00%         8/15/2003(1)       2,260       2,226
El Paso TX GO                                                 5.50%         8/15/2007(4)       6,860       7,684
El Paso TX GO                                                 5.50%         8/15/2008(4)       2,465       2,775
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         1.85%         11/1/2002          2,715       2,715
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         2.05%         11/1/2002          1,500       1,500
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                         2.05%         11/1/2002          4,500       4,500
Gulf Coast TX Waste Disposal Auth. PCR
 (Exxon Pipeline Co.) VRDO                                    1.95%         11/1/2002          6,825       6,825
Harris County TX GO                                          6.125%         8/15/2004(Prere.)  6,375       6,989
Harris County TX GO                                           0.00%         8/15/2007(3)       5,000       4,291
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002          9,165       9,165
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
  Hosp. of Houston) VRDO                                      1.95%         11/1/2002          3,500       3,500
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                                            5.00%          7/1/2003         12,250      12,462
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.)                                 5.25%         2/15/2007          3,000       3,230
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.)                                 5.25%         2/15/2008          2,500       2,700
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                            1.95%         11/1/2002         38,050      38,050
----------------------------------------------------------------------------------------------------------------

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

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                  2.00%         11/1/2002(1)      11,700      11,700
Harris County TX Health Fac. Dev. Corp. Rev.
 (Young Men's Christian Assoc. of Greater Houston) VRDO       2.00%         11/1/2002LOC       8,700       8,700
Harris County TX IDA (Shell Oil Co.) VRDO                     2.00%         11/1/2002         20,100      20,100
Houston TX Airport System Rev.                                6.00%          7/1/2008(4)       6,385       7,133
Houston TX GO                                                 5.00%          3/1/2004         16,000      16,669
Houston TX GO                                                 5.50%          3/1/2004          8,620       9,037
Houston TX GO                                                 5.30%          4/1/2005(Prere.)  6,055       6,520
Houston TX Independent School Dist. GO                        0.00%         2/15/2006          4,000       3,645
Houston TX Water & Sewer System Rev.                          6.20%       12/1/2005(1)(Prere.) 9,075      10,200
Houston TX Water & Sewer System Rev.                          0.00%         12/1/2006(2)       5,000       4,442
Houston TX Water & Sewer System Rev.                          5.50%         12/1/2007(4)      12,500      14,074
Houston TX Water & Sewer System Rev.                          6.40%         12/1/2009          7,465       7,644
Lewisville TX Independent School Dist.                        6.55%         8/15/2003(ETM)     5,000       5,193
Lower Colorado River Auth. TX Rev.                            0.00%          1/1/2004(1)(ETM)  3,000       2,927
Lower Colorado River Auth. TX Rev.                            6.00%         5/15/2007(4)       3,000       3,405
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                 5.00%          7/1/2003          6,505       6,630
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                 5.00%          7/1/2004          5,940       6,207
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                 5.00%          7/1/2005(4)       7,610       8,120
Matagorda County TX Navigation Dist. PCR
 (Central Power & Light Co.) PUT                              4.55%         11/1/2006         38,970      36,460
Matagorda County TX Navigation Dist. PCR
 (Reliant Energy Inc.) PUT                                    5.20%         11/1/2002         27,000      27,000
North East TX Independent School Dist. GO                     6.50%         10/1/2005          4,075       4,573
North East TX Independent School Dist. GO                     6.50%         10/1/2006          4,350       5,000
Plano TX GO                                                   5.00%          9/1/2005          5,975       6,447
Plano TX GO                                                   5.25%          9/1/2006          5,030       5,549
San Antonio TX Electric & Gas Rev. Series                     5.25%          2/1/2008          1,045       1,154
San Antonio TX Electric & Gas Rev. Series                     5.00%          2/1/2009          7,400       8,086
San Antonio TX GO                                             5.00%          2/1/2007          4,545       4,954
San Antonio TX GO                                             5.00%          2/1/2008          1,815       1,982
San Antonio TX Independent School Dist. GO                    6.00%         8/15/2004          4,165       4,469
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                              2.00%         11/1/2002LOC       4,500       4,500
Spring Branch TX Independent School Dist. GO                  0.00%          2/1/2005          5,725       5,415
Spring Branch TX Independent School Dist. GO                  0.00%          2/1/2006          5,710       5,210
Texas A & M Univ. Rev. Financing System                       6.00%         5/15/2004          7,665      8,149
Texas Dept. of Housing and Community Affairs
  Single Mortgage Rev.                                        5.35%          3/1/2033(1)      10,785      11,484
Texas GO Public Finance Auth.                                 5.00%          8/1/2004          4,735       4,848
Texas GO Public Finance Auth.                                 5.00%          8/1/2005          3,405       3,477
Texas GO Public Finance Auth.                                 5.00%         10/1/2005         22,500      24,333
Texas GO Public Finance Auth.                                 5.50%         10/1/2006          4,000       4,459
Texas GO Public Finance Auth.                                 5.25%         10/1/2007         15,240      16,951
Texas Muni. Power Agency Rev.                                 5.80%          9/1/2003(1)       6,750       6,907
Texas Muni. Power Agency Rev.                                 5.25%          9/1/2004(1)       5,300       5,496
Texas Public Building Auth. Building Rev.
  Capital Appreciation                                        0.00%          8/1/2007(1)(ETM) 10,000       8,608
----------------------------------------------------------------------------------------------------------------

42

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Texas TOB VRDO                                                1.95%         11/7/2002++       25,000      25,000
Texas Turnpike Auth. Central TX Turnpike System Rev.          5.00%          6/1/2007          7,675       8,395
Texas Turnpike Auth. Central TX Turnpike System Rev.          5.00%          6/1/2008         20,000      21,911
West Side Calhoun County TX Dev.
 (British Petroleum) VRDO                                      1.95%        11/1/2002         14,000      14,000
                                                                                                       ---------
                                                                                                         706,550
                                                                                                       ---------
UTAH (0.7%)
Salt Lake County UT GO                                        5.50%        12/15/2007          5,870       6,622
Utah County UT Hospital Rev.
 (Intermountain Health Care Health Services)                  5.00%         5/15/2005          2,000       2,119
Utah County UT Hospital Rev.
 (Intermountain Health Care Health Services)                  5.00%         5/15/2006          2,000       2,140
Utah GO                                                       5.50%          7/1/2003(ETM)     1,525       1,564
Utah GO                                                       5.50%          7/1/2003         18,475      18,947
Utah Muni. Finance Coop. Local Govt. Rev.                     0.00%          3/1/2011(4)       6,000       4,254
                                                                                                       ---------
                                                                                                          35,646
                                                                                                       ---------
VIRGINIA (2.3%)
Loudoun County VA GO                                          5.25%         11/1/2008          4,410       4,943
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2010(1)       6,145       6,765
Virginia College Building Auth. VA Educ. Fac. Rev.            4.75%          2/1/2004         11,660      12,102
Virginia College Building Auth. VA Educ. Fac. Rev.            5.00%          2/1/2005          7,345       7,839
Virginia Commonwealth Transp. Board
  Federal Highway Rev.                                        5.50%         10/1/2006         18,500      20,675
Virginia Commonwealth Transp. Board
  Federal Highway Rev.                                        5.75%         10/1/2007          8,150       9,275
Virginia Commonwealth Transp. Board
  Federal Highway Rev.                                        5.00%         10/1/2008         15,160      16,768
Virginia Commonwealth Transp. Board Transp. Rev.
 (U.S. Route 58 Corridor)                                     5.25%         5/15/2003          4,650       4,742
Virginia Port Auth. Rev.                                      4.75%          7/1/2004          8,210       8,570
Virginia Public School Auth. Rev.                             5.25%          8/1/2007          5,185       5,766
Virginia Public School Auth. Rev.                             5.25%          8/1/2008          6,950       7,759
Virginia Public School Educ. Technology Notes                 5.00%         4/15/2006         10,965      11,938
                                                                                                       ---------
                                                                                                         117,142
                                                                                                       ---------
WASHINGTON (2.4%)
Energy Northwest Washington Electric Refunding Rev.
 (Project No. 1)                                              5.50%          7/1/2003          6,405       6,557
Energy Northwest Washington Electric Refunding Rev.
 (Project No. 1)                                              5.50%          7/1/2004(4)       5,600       5,931
King & Snohomish Counties WA School Dist. No. 417
  Northshore GO                                               6.30%       6/1/2004(1)(Prere.)  4,100       4,391
King County WA GO                                             6.25%          1/1/2004(Prere.) 10,000      10,722
King County WA School Dist. GO                                6.30%         12/1/2003          5,375       5,449
King County WA Sewer Rev.                                     5.00%          1/1/2007(4)       5,000       5,432
King County WA Sewer Rev.                                     5.25%          1/1/2008(4)       5,000       5,502
Port of Seattle WA Passenger Fac. Charge Rev.                 5.00%         12/1/2003(2)       7,110       7,344
Port of Seattle WA Passenger Fac. Charge Rev.                 5.00%         12/1/2004(2)       7,465       7,894
Seattle WA GO                                                 5.00%          7/1/2007          5,315       5,823
Spokane WA Regional Solid Waste Management
  System Rev.                                                 6.25%          1/1/2004(2)       8,440       8,846
Spokane WA Regional Solid Waste Management
  System Rev.                                                 6.25%          1/1/2005(2)       8,975       9,688
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON              DATE          (000)       (000)
================================================================================================================
Spokane WA Regional Solid Waste Management
  System Rev.                                                 6.50%          1/1/2007(2)       8,650       9,672
Washington (Motor Vehicle Fuel Tax) GO                        6.50%          9/1/2003          4,635       4,818
Washington GO                                                5.625%          5/1/2004(Prere.)     85          90
Washington GO                                                5.625%          5/1/2004(Prere.)  4,915       5,197
Washington GO                                                 6.00%          7/1/2005          6,500       7,141
Washington GO                                                 6.25%          9/1/2007          4,285       4,935
Washington GO                                                 5.50%          9/1/2008(4)       4,650       5,232
Washington GO                                                 6.25%          9/1/2008          3,725       4,331
                                                                                                       ---------
                                                                                                         124,995
                                                                                                       ---------
WEST VIRGINIA (0.4%)
West Virginia GO                                              0.00%         11/1/2005(3)       3,850       3,573
West Virginia GO                                              0.00%         11/1/2006(3)       6,850       6,114
West Virginia State Road GO                                   5.50%          6/1/2007(4)       5,000       5,588
West Virginia State Road GO                                   5.50%          6/1/2008(4)       3,000       3,371
                                                                                                       ---------
                                                                                                          18,646
                                                                                                       ---------
WISCONSIN (0.7%)
Milwaukee WI Metro. Sewer Dist. GO                            6.25%         10/1/2004         10,000      10,829
Wisconsin GO                                                  7.00%          5/1/2004          6,145       6,608
Wisconsin GO                                                 6.125%         11/1/2006          7,210       8,209
Wisconsin Petroleum Inspection Fee Rev.                       6.00%          7/1/2004         10,500      11,196
                                                                                                       ---------
                                                                                                          36,842
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $4,976,920)                                                                                   5,086,988
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                     82,662
Liabilities                                                                                             (40,389)
                                                                                                       ---------
                                                                                                         42,273
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%) $5,129,261
================================================================================================================

*See Note A in Notes to Financial Statements.
*Securities with an aggregate value of $1,586,000 have been segregated as initial margin for open futures contracts.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the value of this security was $25,000,000, representing 0.5% of net assets.
For key to abbreviations and other references, see page 109.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $5,026,176
Undistributed Net Investment Income --
Accumulated Net Realized Losses--Note E                                  (7,222)
Unrealized Appreciation--Note F
  Investment Securities                                                 110,068
  Futures Contracts                                                         239
--------------------------------------------------------------------------------
NET ASSETS                                                           $5,129,261
================================================================================
Investor Shares--Net Assets
Applicable to 240,450,030 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $2,644,763
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $11.00
================================================================================
Admiral Shares--Net Assets
Applicable to 225,879,406 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $2,484,498
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $11.00
================================================================================

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
MUNICIPAL BONDS (99.4%)
----------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Alabama GO                                                    5.25%          6/1/2012          5,105       5,686
Alabama GO                                                    5.25%          6/1/2013          5,105       5,647
Alabama GO                                                    5.25%          6/1/2014          5,155       5,650
Alabama GO                                                    5.25%          6/1/2015          3,455       3,748
Huntsville AL Health Care Fac. Auth. PUT                      4.65%          6/1/2005(1)      20,820      21,819
                                                                                                       ---------
                                                                                                          42,550
                                                                                                       ---------
ALASKA (0.6%)
Alaska Housing Finance Corp. Governmental Purpose VRDO        1.86%         11/7/2002(1)      30,000      30,000
Anchorage AK Electric Rev.                                    8.00%         12/1/2011(1)       5,395       7,166
Matanuska-Susitna Borough AK GO                               5.50%          3/1/2012(3)       6,000       6,795
North Slope Borough AK GO                                     0.00%         6/30/2010(1)       8,000       5,883
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.95%         11/1/2002         15,000      15,000
                                                                                                       ---------
                                                                                                          64,844
                                                                                                       ---------
ARIZONA (2.0%)
Arizona GO                                                   7.375%          7/1/2013          4,500       5,839
Arizona School Fac. Board Rev.
 (State School Improvement)                                   5.50%          7/1/2014         11,030      12,360
Arizona School Fac. Board Rev.
 (State School Improvement)                                   5.50%          7/1/2015          5,000       5,548
Arizona School Fac. Board Rev.
 (State School Improvement)                                   5.50%          7/1/2016          5,500       6,052
Arizona Transp. Board Excise Tax Rev.                         6.00%          7/1/2005(2)      11,370      12,523
Arizona Transp. Board Excise Tax Rev.                         6.00%          7/1/2005(2)       7,515       8,277
Arizona Transp. Board Highway Rev.                            8.75%          7/1/2003         10,000      10,466
Arizona Transp. Board Highway Rev.                            6.00%          7/1/2010         25,000      29,270
Arizona Transp. Board Highway Rev.                            5.25%          7/1/2018+         4,000       4,272
Arizona Transp. Board Highway Rev.                            5.25%          7/1/2019+         3,110       3,294
Maricopa County AZ COP                                        6.00%          6/1/2004          2,775       2,812
Maricopa County AZ Rev. (Samaritan Health Service)            7.15%         12/1/2004(1)(ETM)  9,900      10,441
Maricopa County AZ Rev. (Samaritan Health Service)            7.15%         12/1/2005(1)(ETM)  5,030       5,424
Maricopa County AZ Unified School Dist.                       0.00%          1/1/2007(3)       6,000       5,300
Mesa AZ GO                                                    5.70%        7/1/2003(1)(Prere.) 5,600       5,835
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.25%          7/1/2009(4)       4,795       5,293
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.25%          7/1/2010(4)       2,500       2,745
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.25%          7/1/2011(4)       3,000       3,297
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                     5.375%          7/1/2012(3)       9,645      10,810
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                     5.375%          7/1/2013(3)       5,000       5,569
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                     5.375%          7/1/2014(3)       6,820       7,532
Phoenix AZ Civic Improvement Corp. Water System Rev.          5.95%          7/1/2006(Prere.)  6,600       7,435
Phoenix AZ Civic Improvement Corp. Water System Rev.          5.50%          7/1/2014(3)       4,215       4,746
Phoenix AZ GO                                                 7.50%          7/1/2008          5,000       6,138
Phoenix AZ Highway Rev. GO                                    9.25%          7/1/2007          4,000       5,123
Salt River Project Arizona Agricultural
  Improvement & Power Dist. Rev.                              5.00%          1/1/2017          5,000       5,273
Salt River Project Arizona Agricultural
  Improvement & Power Dist. Rev.                              5.00%          1/1/2020          5,000       5,132
----------------------------------------------------------------------------------------------------------------

46

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Salt River Project Arizona Agricultural Improvement &
  Power Dist. Rev.                                            5.00%          1/1/2021          6,760       6,884
Tucson AZ Unified School Dist.                                7.50%          7/1/2006(3)       8,840      10,449
Tucson AZ Unified School Dist.                                7.50%          7/1/2007(3)       8,000       9,679
Yavapai County AZ IDA, Solid Waste Disposal Project Rev.
 (Waste Management Inc.)                                     4.625%          6/1/2007         13,500      13,655
                                                                                                       ---------
                                                                                                         237,473
                                                                                                       ---------
CALIFORNIA (7.8%)
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO                   1.85%         11/7/2002LOC      18,000      18,000
Anaheim CA Public Finance Auth. Lease Rev.                    6.00%          9/1/2009(4)       2,000       2,339
California Dept. of Veteran Affairs Rev.                      5.45%         12/1/2019(2)      10,000      10,611
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             8.25%         12/1/2003          5,000       5,349
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             8.25%         12/1/2004          5,545       6,269
California GO                                                 6.75%          6/1/2004         13,165      14,111
California GO                                                 5.70%          8/1/2004(Prere.) 16,500      17,980
California GO                                                 5.75%       8/1/2004(3)(Prere.) 14,145      15,426
California GO                                                 7.10%          6/1/2005         12,495      13,922
California GO                                                 7.00%         10/1/2005(1)       5,000       5,672
California GO                                                11.00%          3/1/2006         13,185      16,542
California GO                                                 5.70%          8/1/2007          1,000       1,078
California GO                                                 5.75%          8/1/2008(3)         855         927
California GO                                                 6.30%          9/1/2010          4,000       4,653
California GO                                                 6.00%          4/1/2018         11,980      13,976
California GO                                                 6.00%          4/1/2019          2,660       3,089
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                   6.25%          7/1/2004(1)       4,515       4,840
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                   6.25%          7/1/2005(1)       5,875       6,499
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                   6.25%          7/1/2006(1)       5,000       5,660
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                   6.25%          7/1/2007(1)       5,290       6,071
California Health Fac. Finance Auth. Rev.
 (Sisters of Providence)                                      6.00%         10/1/2003          4,095       4,247
California Health Fac. Finance Auth. Rev.
 (Sisters of Providence)                                      6.00%         10/1/2004          4,340       4,663
California Housing Finance Agency
  Home Mortgage Rev. VRDO                                     2.01%         11/1/2002            600         600
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                         7.00%          3/1/2005         31,000      31,620
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                         7.00%          3/1/2005         10,000      10,200
California Pollution Control Financing Auth.
  Solid Waste Disposal Rev.
 (Shell Oil Co.-Martinez) VRDO                                2.00%         11/1/2002            900         900
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                       6.00%          1/1/2008(2)      14,865      16,719
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.375%         11/1/2011          6,500       6,951
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                      5.375%         11/1/2012          7,990       8,529
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                       5.50%          1/1/2015(2)       5,000       5,413
California Public Works Board Lease Rev. (State Archives)    5.375%         12/1/2009          4,555       4,931
California Public Works Board Lease Rev. (State Archives)    5.375%         12/1/2010          6,635       7,125
California Public Works Board Lease Rev. (State Archives)    5.375%         12/1/2012          7,895       8,434
California Public Works Board Lease Rev.
 (Univ. of California)                                        6.20%       12/1/2002(2)(Prere.) 3,320       3,399
California Public Works Board Lease Rev.
 (Univ. of California)                                        6.10%         12/1/2005(2)       6,515       6,669
California RAN FR                                            1.716%         11/7/2002         40,000      40,014
California RAN FR                                            1.766%         11/7/2002         80,000      80,000
California Statewide Community Dev. Auth. Rev.
 (Catholic Healthcare West)                                   6.00%          7/1/2009          3,935       4,292
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                      4.90%         5/15/2008         73,000      77,534
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                      5.10%         5/17/2010          8,750       9,242
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) PUT                                      4.70%          6/1/2009         55,000      57,065
Chula Vista CA IDR (San Diego Gas & Electric)                 7.00%         12/1/2007         45,000      49,891
Contra Costa CA (Merrithew Memorial Hosp.) COP                5.50%         11/1/2011(1)       5,660       6,399
East Bay CA Muni. Util. Dist. Water System Rev.               5.25%          6/1/2017(1)       8,110       8,670
Fresno CA Sewer Rev.                                          6.25%          9/1/2014(2)      12,000      14,525
Long Beach CA Harbor Rev.                                     5.75%         5/15/2013          7,630       8,443
Los Angeles CA Dept. of Water & Power Rev.                    5.25%          7/1/2015         20,000      21,662
Los Angeles CA Dept. of Water & Power Rev. VRDO               1.95%         11/1/2002          4,500       4,500
Los Angeles CA Harbor Dept. Rev.                              5.50%          8/1/2011(2)       5,865       6,491
Los Angeles CA Harbor Dept. Rev.                              5.50%          8/1/2012(2)       6,190       6,844
Los Angeles CA Harbor Dept. Rev.                              5.50%          8/1/2013(2)       6,535       7,165
Los Angeles County CA Transp. Comm. Sales Tax Rev.            6.50%          7/1/2010(4)      51,070      61,329
Northern California Power Agency (Hydroelectric Project)      6.10%          7/1/2005(1)       5,575       6,152
Northern California Power Agency (Hydroelectric Project)      6.20%          7/1/2006(1)       5,940       6,719
Northern California Power Agency (Hydroelectric Project)      6.25%          7/1/2007(1)       6,685       7,706
Orange County CA Local Transp. Auth. Sales Tax Rev.           5.50%         2/15/2009(1)       5,000       5,647
Orange County CA Local Transp. Auth. Sales Tax Rev.           5.50%         2/15/2010(1)      10,035      11,350
Port of Oakland CA Rev.                                       5.25%         11/1/2006(3)       6,700       7,319
San Bernardino CA Medical Center COP                          5.50%          8/1/2004(1)       4,100       4,361
San Bernardino CA Medical Center COP                          5.50%          8/1/2005(1)      10,000      10,908
San Bernardino CA Medical Center COP                          7.00%          8/1/2008(1)       9,045      10,916
San Bernardino CA Medical Center COP                          7.00%          8/1/2009(1)       9,705      11,888
San Bernardino CA Medical Center COP                          7.00%          8/1/2010(1)      10,525      13,030
San Diego County CA Regional Transp. Auth. Sales Tax Rev.     7.00%         4/17/2003(ETM)     1,225       1,254
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2011(1)       4,215       4,654
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2012(1)       4,930       5,414
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2013(1)       5,115       5,575
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2014(1)       5,565       6,016
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2015(1)       5,880       6,304
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2016(1)       6,215       6,618
South Orange County CA Public Finance Auth. Rev.              7.00%          9/1/2006(1)         500         583
Southern California Rapid Transit Dist. Rev.                  5.70%          9/1/2004(2)      14,040      15,035
----------------------------------------------------------------------------------------------------------------

48

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Univ. of California Rev. (Multiple Purpose Project)          10.00%          9/1/2003(2)       3,790       4,047
Univ. of California Rev. (Multiple Purpose Project)           9.25%          9/1/2005(1)       5,000       5,967
                                                                                                       ---------
                                                                                                         914,943
                                                                                                       ---------
COLORADO (3.9%)
Colorado Dept. of Transp. Rev.                                6.00%      6/15/2010(2)(Prere.) 18,935      22,219
Colorado Dept. of Transp. Rev.                                6.00%      6/15/2010(2)(Prere.) 10,000      11,734
Colorado Dept. of Transp. Rev.                                6.00%      6/15/2010(2)(Prere.) 20,000      23,469
Colorado Dept. of Transp. Rev.                                6.00%      6/15/2010(2)(Prere.) 10,000      11,734
Colorado Dept. of Transp. Rev.                                5.50%      6/15/2011(1)(Prere.) 20,795      23,920
Colorado Dept. of Transp. Rev.                                5.50%      6/15/2011(1)(Prere.)  6,185       7,114
Colorado Dept. of Transp. Rev.                                5.50%         6/15/2012(1)      11,780      13,422
Colorado Dept. of Transp. Rev.                                5.50%         6/15/2013(1)      14,500      16,528
Colorado Dept. of Transp. Rev.                                5.50%         6/15/2014(1)*     25,185      28,271
Colorado Dept. of Transp. Rev.                               5.375%         6/15/2016          8,500       9,355
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)        6.00%         12/1/2013(4)       5,185       5,821
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)        6.00%         12/1/2014(4)       5,500       6,142
Colorado Health Fac. Auth. Rev.
 (Sisters of Charity Health System Inc.)                      8.50%         5/15/2004(1)       7,510       7,959
Colorado Health Fac. Auth. Rev.
 (Sisters of Charity Health System Inc.)                      5.25%         12/1/2009(1)       2,965       3,241
Colorado Health Fac. Auth. Rev.
 (Sisters of Charity Health System Inc.)                      5.25%         12/1/2010(1)       1,740       1,884
Colorado Health Fac. Auth. Rev.
 (Sisters of Charity Health System Inc.)                      5.25%         12/1/2011(1)       3,415       3,677
Colorado Springs CO Util. System Rev.                        5.375%        11/15/2012         12,620      14,180
Colorado Springs CO Util. System Rev.                        5.375%        11/15/2014         12,745      14,114
Colorado Springs CO Util. System Rev. VRDO                    1.80%         11/7/2002         36,200      36,200
Denver CO City & County Airport Rev.                          5.50%        11/15/2010(3)      10,000      10,994
Denver CO City & County Airport Rev.                          5.50%        11/15/2011(3)      15,070      16,566
Denver CO City & County Airport Rev.                          6.00%        11/15/2011(2)      14,895      16,740
Denver CO City & County Airport Rev.                         5.625%        11/15/2012(3)       6,000       6,590
Denver CO City & County Airport Rev.                          6.00%        11/15/2012(2)      10,460      11,756
Denver CO City & County Airport Rev.                          5.50%        11/15/2013(3)      15,085      16,299
Denver CO City & County Airport Rev.                          5.50%        11/15/2014(3)      35,820      38,400
Denver CO City & County Airport Rev.                          5.50%        11/15/2015(3)      23,520      24,999
Denver CO City & County Airport Rev.                          5.50%        11/15/2016(3)      10,000      10,553
E-470 Public Highway Auth. Colorado Rev.                      4.90%          9/1/2010(1)       4,500       4,816
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2011(1)       8,000       5,551
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2011(1)       6,600       4,580
E-470 Public Highway Auth. Colorado Rev.                      5.00%          9/1/2011(1)       7,250       7,754
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2012(1)       8,100       5,224
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2017         24,490      11,875
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2019(1)       5,000       2,128
Northern Colorado Water Conservation Dist. Rev.               6.35%         12/1/2007(2)       4,155       4,793
                                                                                                       ---------
                                                                                                         460,602
                                                                                                       ---------
CONNECTICUT (1.9%)
Connecticut GO                                                7.00%         3/15/2003          5,000       5,100
Connecticut GO                                                6.00%         5/15/2003          5,000       5,118
Connecticut GO                                                5.30%        11/15/2003(Prere.)    250         264
Connecticut GO                                                5.40%        11/15/2003(Prere.)    135         143
Connecticut GO                                                6.00%         10/1/2004          5,485       5,923
Connecticut GO                                                6.00%         10/1/2004(ETM)       175         189
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Connecticut GO                                                5.30%        11/15/2006         16,690      17,597
Connecticut GO                                                5.40%        11/15/2007         10,375      10,953
Connecticut GO                                               5.375%         6/15/2013          5,000       5,601
Connecticut GO                                               5.125%        11/15/2013         19,000      20,943
Connecticut GO                                               5.125%        11/15/2013          5,675       6,255
Connecticut GO                                               5.375%        12/15/2013          6,165       6,883
Connecticut GO                                                5.50%        12/15/2013          4,705       5,416
Connecticut GO                                               5.125%        11/15/2014         25,375      27,705
Connecticut GO                                                5.50%        12/15/2014          8,700       9,998
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                    5.125%          9/1/2005          7,000       7,314
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     5.25%          9/1/2006         42,550      44,540
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                    7.125%          6/1/2008(Prere.) 12,000      14,709
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                    5.375%         10/1/2013(4)      20,000      22,476
                                                                                                       ---------
                                                                                                         217,127
                                                                                                       ---------
DELAWARE
Univ. of Delaware Rev. VRDO                                   1.95%         11/1/2002            400         400
                                                                                                       ---------
DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                                       5.75%          6/1/2003(2)(Prere.) 190         198
District of Columbia GO                                       5.75%          6/1/2003(2)(ETM)  2,900       3,020
District of Columbia GO                                       5.50%          6/1/2004(4)(ETM)  3,280       3,471
District of Columbia GO                                       5.50%          6/1/2004(4)       9,565      10,108
District of Columbia GO                                       5.80%          6/1/2004(3)(ETM)    955       1,015
District of Columbia GO                                       6.00%      6/1/2004(1)(Prere.)   8,890       9,649
District of Columbia GO                                       6.10%      6/1/2004(1)(Prere.)   7,000       7,608
District of Columbia GO                                       5.50%          6/1/2006(4)       6,205       6,849
District of Columbia GO                                       5.50%          6/1/2007(4)(ETM)  1,265       1,417
District of Columbia GO                                       5.50%          6/1/2007(4)       2,195       2,445
District of Columbia GO                                       5.75%          6/1/2007(2)       1,960       2,042
District of Columbia GO                                       5.20%          6/1/2008(2)       4,390       4,847
District of Columbia GO                                       5.25%          6/1/2008(1)       7,855       8,693
District of Columbia GO                                       5.25%          6/1/2008(1)(ETM)  2,145       2,390
District of Columbia GO                                       5.50%          6/1/2008(2)      10,000      11,194
District of Columbia GO                                       5.50%          6/1/2008(4)       3,725       4,170
District of Columbia GO                                       5.50%          6/1/2008(4)(ETM)  1,275       1,437
District of Columbia GO                                       5.30%          6/1/2009(2)       4,600       5,069
District of Columbia GO                                       5.50%        6/1/2009(4)(Prere.) 1,890       2,158
District of Columbia GO                                       5.50%          6/1/2010(2)      10,490      11,787
District of Columbia GO                                       5.75%          6/1/2010(1)(ETM)  5,000       5,758
District of Columbia GO                                       5.75%          6/1/2010(1)      15,465      17,632
District of Columbia GO                                      5.375%          6/1/2011(2)       5,255       5,813
District of Columbia GO                                       6.00%          6/1/2011(1)       6,550       7,633
District of Columbia GO                                       5.50%          6/1/2012(4)       4,630       5,169
District of Columbia GO                                       5.50%          6/1/2013(2)       5,750       6,385
District of Columbia Hosp. Rev. (Medlantic Health Group)      6.00%         8/15/2007(1)(ETM)  2,985       3,420
District of Columbia Hosp. Rev. (Medlantic Health Group)      6.00%         8/15/2008(1)(ETM)  3,160       3,651
District of Columbia Hosp. Rev. (Medlantic Health Group)      6.00%         8/15/2010(1)(ETM)  2,555       2,987
District of Columbia Hosp. Rev. (Medlantic Health Group)      6.00%         8/15/2012(1)(ETM)  2,995       3,562
                                                                                                       ---------
                                                                                                         161,577
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
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50

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
FLORIDA (3.5%)
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                     5.375%         12/1/2009         15,885      17,073
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                     5.375%         12/1/2010          5,000       5,313
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                      4.50%         12/1/2011          5,000       5,015
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                        5.375%         12/1/2009          2,000       2,150
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                        5.375%         12/1/2010         21,330      22,664
Broward County FL School Board COP                            5.75%          7/1/2003(2)       4,870       5,002
Broward County FL School Board COP                            5.75%          7/1/2003(2)       4,130       4,242
Broward County FL School Board COP                            5.75%          7/1/2004(2)       4,365       4,649
Broward County FL School Board COP                            5.75%          7/1/2004(2)       5,150       5,485
Broward County FL School Board COP                            5.75%          7/1/2005(2)       5,445       5,956
Broward County FL School Dist. GO                             5.40%         2/15/2005          5,000       5,150
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                        1.99%         11/1/2002            400         400
Dade County FL School Board COP                              5.375%       5/1/2006(2)(Prere.)  4,775       5,302
Dade County FL School Dist. GO                                6.25%         2/15/2004(1)       5,520       5,836
Florida Board of Educ.                                       5.375%          6/1/2013          6,820       7,718
Florida Board of Educ. Capital Outlay                         6.50%          6/1/2005          5,000       5,545
Florida Board of Educ. Capital Outlay                         6.00%          6/1/2006          6,605       7,405
Florida Board of Educ. Capital Outlay                         5.25%          1/1/2009         11,065      12,175
Florida Board of Educ. Capital Outlay                         5.25%          1/1/2010         15,775      17,208
Florida Board of Educ. Capital Outlay                         6.00%          6/1/2011          4,530       5,277
Florida Board of Educ. Capital Outlay                         5.25%          6/1/2013          3,845       4,299
Florida Board of Educ. Rev. (Lottery Rev.)                    5.25%          7/1/2010(3)       5,800       6,368
Florida Board of Educ. Rev. (Lottery Rev.)                    5.25%          7/1/2011(3)      10,840      11,914
Florida Board of Educ. Rev. (Lottery Rev.)                    5.25%          7/1/2012(3)      11,410      12,540
Florida Board of Educ. Rev. (Lottery Rev.)                    5.25%          7/1/2013          7,150       8,025
Florida Board of Educ. Rev. (Lottery Rev.)                    5.50%          7/1/2013(2)      10,875      12,307
Florida Board of Educ. Rev. (Lottery Rev.)                    5.50%          7/1/2013(3)       7,860       8,987
Florida Board of Educ. Rev. (Lottery Rev.)                    5.25%          7/1/2014          3,700       4,105
Florida Board of Educ. Rev. (Lottery Rev.)                   5.375%          7/1/2015(3)       5,000       5,462
Florida Board of Educ. Rev. (Lottery Rev.)                   5.375%          7/1/2017(3)       6,000       6,560
Florida Dept. of Environmental Protection &
  Preservation Rev.                                           5.75%          7/1/2010(3)       3,615       4,152
Florida Dept. of Transp.                                      5.25%          7/1/2015          4,000       4,296
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)            6.00%          7/1/2012(2)      11,500      13,561
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)           5.375%          7/1/2013(1)       7,645       8,658
Florida Muni. Power Agency Rev.
 (Stanton Project)                                            5.50%         10/1/2013(4)       3,905       4,442
Florida Turnpike Auth. Rev.                                   5.25%          7/1/2011(3)       2,185       2,401
Greater Orlando Aviation Auth. Orlando FL
  Airport Fac. Rev.                                           5.25%         10/1/2011(3)      10,415      11,234
Hillsborough County FL School Board COP                       5.50%          7/1/2014(1)       4,370       4,954
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO    2.00%         11/1/2002            600         600
Jacksonville FL Sales Taxes Rev.                              5.50%         10/1/2013          3,045       3,478
----------------------------------------------------------------------------------------------------------------

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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Lakeland FL Electric & Water Rev.                             6.30%         10/1/2003(4)       6,465       6,735
Lakeland FL Electric & Water Rev.                             6.05%         10/1/2012(4)      10,000      11,872
Lee County FL School Board COP                                6.00%          8/1/2005(4)       4,975       5,487
Miami-Dade County FL School Board COP                         5.25%          8/1/2009(2)      11,320      12,557
Miami-Dade County FL School Board COP                         5.25%          8/1/2010(2)      12,140      13,343
Orange County FL School Board VRDO                            1.90%         11/1/2002(1)       8,400       8,400
Orlando FL Util. Comm. Water & Electric Rev.                  5.25%         10/1/2013         10,000      11,200
Orlando FL Util. Comm. Water & Electric Rev.                  5.25%         10/1/2014          5,000       5,578
Palm Beach County FL School Board                             6.00%          8/1/2005(2)       6,115       6,746
Palm Beach County FL School Board                             6.00%          8/1/2006(2)       6,480       7,298
Palm Beach County FL Solid Waste Auth. Rev.                   5.25%         10/1/2003(2)       7,760       8,013
Palm Beach County FL Solid Waste Auth. Rev.                   5.25%         10/1/2003(2)(ETM)  1,240       1,281
Sunshine State FL Govt. Financing Comm. Rev. VRDO             1.80%         11/7/2002(2)      12,000      12,000
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc.)                      6.25%         12/1/2020         10,000      10,371
Tampa FL Health System Rev.
 (Catholic Healthcare East)                                   5.25%        11/15/2011(1)       3,000       3,337
                                                                                                       ---------
                                                                                                         412,126
                                                                                                       ---------
GEORGIA (3.7%)
Atlanta GA Airport Fac. Rev.                                  0.00%          1/1/2010(1)      43,135      30,101
Atlanta GA Airport Fac. Rev.                                  6.00%          1/1/2011(3)       7,000       7,857
Atlanta GA Airport Fac. Rev.                                 6.125%          1/1/2012(3)       7,500       8,461
Atlanta GA Airport Fac. Rev.                                  6.25%          1/1/2014(3)       5,000       5,642
Atlanta GA Airport Fac. Rev.                                 5.875%          1/1/2015(3)      11,930      13,283
Atlanta GA Airport Fac. Rev.                                 5.875%          1/1/2016(3)       5,000       5,537
Atlanta GA Water & Wastewater Rev.                            5.50%         11/1/2010(3)      10,000      11,363
Atlanta GA Water & Wastewater Rev.                            5.50%         11/1/2011(3)      10,000      11,417
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) PUT                         4.45%         12/1/2008         37,375      38,994
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.15%         11/1/2002          2,300       2,300
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                2.00%         11/1/2002(2)       2,500       2,500
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                1.90%         11/7/2002(3)      10,200      10,200
Fulton County GA COP                                          5.75%         11/1/2011(2)       6,000       6,908
Fulton County GA COP                                          6.00%         11/1/2012(2)       5,985       6,966
Fulton County GA COP                                          6.00%         11/1/2013(2)       6,325       7,315
Fulton County GA COP                                          6.00%         11/1/2014(2)       4,675       5,399
Fulton County GA School Dist. GO                             6.375%          5/1/2010         15,000      17,674
Georgia GO                                                    6.50%         12/1/2003          5,000       5,260
Georgia GO                                                    7.25%          7/1/2004          3,500       3,811
Georgia GO                                                    7.00%         11/1/2004          5,000       5,508
Georgia GO                                                    6.50%          7/1/2005          5,000       5,573
Georgia GO                                                    7.25%          9/1/2005          3,630       4,139
Georgia GO                                                    7.00%         11/1/2005         15,670      17,883
Georgia GO                                                    6.25%          4/1/2006         12,200      13,745
Georgia GO                                                    7.25%          9/1/2006          7,860       9,233
Georgia GO                                                    7.00%         11/1/2006         16,780      19,674
Georgia GO                                                    6.30%          3/1/2007         15,000      17,180
Georgia GO                                                    6.75%          8/1/2007          6,100       7,177
Georgia GO                                                    7.40%          8/1/2007         11,200      13,463
----------------------------------------------------------------------------------------------------------------
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52
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Georgia GO                                                    7.00%         11/1/2007         17,960      21,432
Georgia GO                                                    7.40%          8/1/2008          5,900       7,216
Georgia GO                                                    7.10%          9/1/2009          3,400       4,174
Georgia GO                                                    7.45%          1/1/2010          4,000       4,978
Georgia GO                                                    6.25%          8/1/2010          7,800       9,250
Georgia GO                                                    6.75%          9/1/2010          8,000       9,767
Georgia GO                                                    5.70%          7/1/2011          4,470       5,181
Georgia GO                                                    5.75%          9/1/2011          2,500       2,914
Georgia GO                                                    5.25%          7/1/2013          5,000       5,554
Georgia Muni. Electric Power Auth. Rev.                       6.30%          1/1/2005(1)       6,410       6,951
Georgia Muni. Electric Power Auth. Rev.                       6.30%          1/1/2005(1)(ETM)  1,365       1,488
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                 5.375%          3/1/2014          9,385      10,451
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                 5.375%          3/1/2015          8,775       9,671
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                 5.375%          3/1/2016          9,000       9,831
Monroe County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.)                                     6.65%          1/1/2008(1)       9,220      10,766
                                                                                                       ---------
                                                                                                         434,187
                                                                                                       ---------
HAWAII (3.1%)
Hawaii Airport System Rev.                                    5.95%          7/1/2003(1)       2,590       2,662
Hawaii Airport System Rev.                                    6.05%          7/1/2004(1)       3,145       3,293
Hawaii Airport System Rev.                                    6.15%          7/1/2005(1)      10,735      11,252
Hawaii Airport System Rev.                                    6.25%          7/1/2006(1)       5,000       5,235
Hawaii Airport System Rev.                                    5.75%          7/1/2010(3)      10,780      11,999
Hawaii Airport System Rev.                                   6.375%          7/1/2012(3)       9,140      10,576
Hawaii Airport System Rev.                                    6.90%          7/1/2012(ETM)    20,195      24,264
Hawaii Airport System Rev.                                    5.75%          7/1/2013(3)      23,000      25,408
Hawaii Airport System Rev.                                    5.75%          7/1/2014(3)      12,510      13,753
Hawaii Airport System Rev.                                    5.75%          7/1/2015(3)      19,450      21,178
Hawaii GO                                                     5.00%          2/1/2005          6,650       6,762
Hawaii GO                                                    5.125%          2/1/2006         11,605      11,807
Hawaii GO                                                     6.40%          3/1/2007          5,555       6,363
Hawaii GO                                                     5.75%          4/1/2008(1)       4,005       4,532
Hawaii GO                                                     6.00%         12/1/2009(3)       3,550       4,139
Hawaii GO                                                    5.875%       10/1/2010(1)(Prere.) 2,000       2,333
Hawaii GO                                                     6.00%         11/1/2010(4)      10,000      11,693
Hawaii GO                                                     5.75%         10/1/2011(1)       2,210       2,527
Hawaii GO                                                    5.375%          8/1/2012(3)      14,200      15,884
Hawaii GO                                                    5.375%          8/1/2012(3)      14,490      16,209
Hawaii GO                                                    5.625%          9/1/2012(4)       5,000       5,654
Hawaii GO                                                     5.75%         10/1/2012(1)       2,130       2,429
Hawaii GO                                                    5.375%          8/1/2013(3)      16,595      18,459
Hawaii GO                                                    5.375%          8/1/2013(3)      14,700      16,351
Hawaii GO                                                    5.375%          8/1/2014(3)      17,985      19,836
Hawaii GO                                                    5.375%          8/1/2014(3)      11,650      12,849
Honolulu HI City & County GO                                  5.75%          1/1/2006             10          11
Honolulu HI City & County GO                                  5.75%          1/1/2006(ETM)     8,815       9,741
Honolulu HI City & County GO                                  6.00%          1/1/2008              5           6
Honolulu HI City & County GO                                  8.00%         10/1/2009(ETM)     3,620       4,677
Honolulu HI City & County GO                                  8.00%         10/1/2009         26,940      34,149
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Honolulu HI City & County GO                                 5.125%          7/1/2010(3)      16,275      17,892
Honolulu HI City & County GO                                 5.125%          7/1/2011(3)       5,000       5,471
                                                                                                       ---------
                                                                                                         359,394
                                                                                                       ---------
ILLINOIS (4.7%)
Chicago IL (City Colleges Improvement) GO                     0.00%          1/1/2012(3)      26,000      17,556
Chicago IL (City Colleges Improvement) GO                     0.00%          1/1/2013(3)      32,670      20,801
Chicago IL Housing Auth. Capital Project Rev.                5.375%          7/1/2013          5,540       5,847
Chicago IL Housing Auth. Capital Project Rev.                5.375%          7/1/2014         13,425      14,106
Chicago IL Housing Auth. Capital Project Rev.                5.375%          7/1/2015          7,150       7,501
Chicago IL Housing Auth. Capital Project Rev.                5.375%          7/1/2017         15,715      16,437
Chicago IL Metro. Water Reclamation Dist. GO                  5.85%         12/1/2003          6,355       6,638
Chicago IL Metro. Water Reclamation Dist. GO                  6.25%         12/1/2005(Prere.) 15,000      16,887
Chicago IL Metro. Water Reclamation Dist. GO                  5.90%         12/1/2006          4,450       5,044
Chicago IL Metro. Water Reclamation Dist. GO                  6.10%         12/1/2006          5,300       5,864
Chicago IL Metro. Water Reclamation Dist. GO                  6.05%         12/1/2009          3,000       3,505
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2008(2)      23,020      24,985
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2009(2)      15,890      17,325
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2014(2)      13,540      14,459
Chicago IL O'Hare International Airport
  Special Fac. Rev. (United Airlines) PUT                     5.80%          5/1/2007         63,000       8,836
Chicago IL O'Hare International Airport
  Special Fac. Rev. (United Airlines) PUT                    6.375%          5/1/2013          8,000       1,120
Chicago IL School Finance Auth. GO                            5.20%          6/1/2005(3)       3,000       3,115
Chicago IL School Finance Auth. GO                           5.375%          6/1/2008(3)       9,500       9,877
Chicago IL Water Rev.                                         5.50%         11/1/2003(2)       5,000       5,115
Chicago IL Water Rev.                                         5.50%         11/1/2013(2)       3,595       4,040
Chicago IL Water Rev.                                         5.50%         11/1/2014(2)       3,200       3,567
Chicago IL Water Rev.                                         5.50%         11/1/2015(2)       4,035       4,453
Chicago IL Water Rev.                                         5.50%         11/1/2016(2)       2,000       2,190
Cook County IL GO                                             5.75%        11/15/2003(3)       5,000       5,209
Illinois Dev. Finance Auth. PCR
 (Commonwealth Edison) PUT                                    4.40%         12/1/2006(2)      25,000      26,850
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                           5.85%          2/1/2007         10,000      10,259
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                           5.05%          1/1/2010          9,750       9,492
Illinois GO                                                   5.50%          8/1/2013         14,005      15,891
Illinois GO                                                  5.375%          7/1/2014          5,000       5,555
Illinois GO                                                   5.50%          8/1/2017          7,500       8,198
Illinois GO                                                   5.50%          8/1/2018          6,000       6,513
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) 5.25%          6/1/2010(1)       5,000       5,388
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) 5.25%          6/1/2011(1)       4,000       4,286
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) 5.25%          6/1/2012(1)       4,280       4,553
Illinois Health Fac. Auth. Rev.
 (Univ. of Chicago Hosp. & Health Systems) VRDO               2.00%         11/1/2002(1)       3,100       3,100
Illinois Regional Transp. Auth. Rev.                          9.00%          6/1/2005(2)         720         841
Illinois Regional Transp. Auth. Rev.                          9.00%          6/1/2005(2)       4,500       5,255
Illinois Regional Transp. Auth. Rev.                          9.00%          6/1/2008(2)       5,895       7,605
Illinois Regional Transp. Auth. Rev.                          9.00%          6/1/2008(2)         945       1,219
Illinois Regional Transp. Auth. Rev.                          9.00%          6/1/2009(2)       1,030       1,359
----------------------------------------------------------------------------------------------------------------

54

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Illinois Regional Transp. Auth. Rev.                          9.00%          6/1/2009(2)       3,225       4,256
Illinois Sales Tax Rev.                                      6.125%         6/15/2010(Prere.)  4,250       5,006
Illinois Sales Tax Rev.                                       6.50%         6/15/2013          5,000       5,946
Illinois Sales Tax Rev.                                      6.125%         6/15/2014          6,850       7,803
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              7.25%         6/15/2005(2)         275         309
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              7.25%         6/15/2005(2)(ETM)  2,105       2,385
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              7.25%         6/15/2005(2)(ETM)  6,225       7,052
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              7.25%         6/15/2005(2)(ETM)  6,395       7,243
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              6.75%          6/1/2010(2)      25,000      29,775
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2019(3)      39,340      16,923
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%        12/15/2021         17,550       6,395
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%        12/15/2022(1)      16,225       5,521
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%        12/15/2023         17,500       5,598
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2024          9,000       2,796
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2030         48,690      10,777
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%        12/15/2030         15,000       3,231
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2031         15,690       3,285
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%        12/15/2031        136,695      27,812
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2032         27,000       5,339
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%        12/15/2032         45,000       8,646
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2033         50,000       9,350
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2035         44,190       7,392
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2037(1)      50,690       7,574
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2038(1)      35,000       4,928
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%         6/15/2039         20,000       2,663
Metro. Pier & Exposition Auth. Illinois Dedicated
  Sales Tax Rev.                                              0.00%        12/15/2039         60,945       7,889
Univ. of Illinois, Univ. Rev. Auxiliary Fac.                  0.00%          4/1/2016(1)      15,270       8,028
                                                                                                       ---------
                                                                                                         554,763
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
INDIANA (0.1%)
Indiana Muni. Power Agency Rev.                              5.875%          1/1/2010(1)       4,500       5,148
St. Joseph County IN Educ. Fac. Rev.
 (Univ. of Notre Dame du Lac Project) VRDO                    1.95%         11/1/2002          1,100       1,100
                                                                                                       ---------
                                                                                                           6,248
                                                                                                       ---------
KENTUCKY (1.3%)
Kentucky Property & Building Comm. Rev.                       5.50%          9/1/2003          6,720       6,875
Kentucky Property & Building Comm. Rev.                       5.60%          9/1/2004(Prere.)  2,505       2,563
Kentucky Property & Building Comm. Rev.                       5.25%         11/1/2008          2,500       2,741
Kentucky Property & Building Comm. Rev.                       5.75%         10/1/2010(Prere.)  6,135       7,105
Kentucky Property & Building Comm. Rev.                       5.50%          8/1/2012(4)      10,000      11,409
Kentucky Property & Building Comm. Rev.                       5.25%          8/1/2013(4)      39,355      43,259
Kentucky Property & Building Comm. Rev.                      5.375%         10/1/2013(1)       5,000       5,567
Kentucky Property & Building Comm. Rev.                       5.75%         10/1/2013          3,500       3,965
Kentucky Property & Building Comm. Rev.                       5.25%          8/1/2014(4)      28,895      31,493
Kentucky Property & Building Comm. Rev.                       5.25%          8/1/2015(4)      25,205      27,201
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                     5.50%          7/1/2007(4)       4,315       4,825
Louisville & Jefferson County KY
  Regional Airport Auth. Airport System Rev.                  5.75%          7/1/2012(4)       4,495       5,035
Louisville & Jefferson County KY
  Regional Airport Auth. Airport System Rev.                  5.75%          7/1/2013(4)       4,755       5,293
                                                                                                       ---------
                                                                                                         157,331
                                                                                                       ---------
LOUISIANA (1.2%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.    6.75%       12/1/2002(3)(Prere.) 2,925       2,937
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.    6.75%         12/1/2006(3)       6,530       6,556
Louisiana GO                                                  6.25%         4/15/2005(3)       6,455       7,091
Louisiana GO                                                  7.75%          8/1/2006(1)      10,970      13,021
Louisiana GO                                                  5.25%         4/15/2011(4)      11,395      12,489
Louisiana GO                                                  5.50%         5/15/2012(3)      12,660      14,246
Louisiana GO                                                  5.75%        11/15/2012(3)      17,865      20,405
Louisiana GO                                                  5.50%         5/15/2013(3)       5,345       5,990
Louisiana GO                                                  5.75%        11/15/2013(3)      18,825      21,361
Louisiana GO                                                  5.75%        11/15/2014(3)       8,500       9,582
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)                                   5.375%          7/1/2011(1)       4,990       5,390
St. Charles Parish LA PCR (Entergy Inc.) PUT                  5.35%         10/1/2003         24,000      24,033
                                                                                                       ---------
                                                                                                         143,101
                                                                                                       ---------
MARYLAND (0.3%)
Maryland GO                                                   5.50%         7/15/2014         18,390      21,021
Maryland GO                                                   5.50%          3/1/2016         8,035       9,128
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                          6.625%          7/1/2020          4,000       4,374
                                                                                                       ---------
                                                                                                          34,523
                                                                                                       ---------
MASSACHUSETTS (8.5%)
Boston MA Water & Sewer Comm. Rev.                            5.75%         11/1/2013          5,785       6,606
Chelsea MA GO                                                 5.50%         6/15/2009(2)       3,000       3,411
Chelsea MA GO                                                 5.50%         6/15/2011(2)       5,000       5,574
Chelsea MA GO                                                 5.50%         6/15/2012(2)       5,000       5,547
Massachusetts Bay Transp. Auth. Rev.                          7.00%          3/1/2009          8,880      10,697
Massachusetts Bay Transp. Auth. Rev.                         5.125%          3/1/2012          5,820       6,347
----------------------------------------------------------------------------------------------------------------

56

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                     5.625%          1/1/2013(1)      11,670      12,891
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                     5.625%          1/1/2014(1)       7,340       8,055
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                     5.625%          1/1/2015(1)       8,310       9,034
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                     5.625%          1/1/2016(1)       3,500       3,780
Massachusetts Dev. Finance Agency Rev.
 (Brooks School) VRDO                                         1.85%         11/7/2002(1)       1,100       1,100
Massachusetts Dev. Finance Agency Rev.
 (Smith College) VRDO                                         1.85%         11/7/2002          4,700       4,700
Massachusetts GO                                              4.00%          9/1/2003         52,670      53,694
Massachusetts GO                                              7.50%          6/1/2004(ETM)     1,790       1,910
Massachusetts GO                                              7.50%          6/1/2004            955         989
Massachusetts GO                                              5.50%         11/1/2012(1)      17,000      19,508
Massachusetts GO                                             5.125%         11/1/2006(Prere.) 10,500      11,685
Massachusetts GO                                              6.00%          2/1/2010(Prere.)  5,450       6,362
Massachusetts GO                                              5.75%          6/1/2010(Prere.) 10,000      11,494
Massachusetts GO                                              6.00%         11/1/2010          5,000       5,847
Massachusetts GO                                              5.50%          2/1/2011(1)      10,000      10,284
Massachusetts GO                                              5.50%          2/1/2011         17,575      18,074
Massachusetts GO                                              5.50%         11/1/2014         10,000      11,398
Massachusetts GO                                              5.50%         11/1/2016        150,000     170,313
Massachusetts GO                                              5.50%         11/1/2017         27,000      30,555
Massachusetts GAN                                            5.125%         6/15/2010         10,755      11,816
Massachusetts GAN                                             5.25%         6/15/2010         23,675      26,145
Massachusetts GAN                                            5.125%        12/15/2010          5,000       5,493
Massachusetts GAN                                             5.25%        12/15/2010         26,275      29,016
Massachusetts GAN                                            5.125%         6/15/2011          8,555       9,373
Massachusetts GAN                                             5.25%         6/15/2011         15,000      16,582
Massachusetts GAN                                             5.25%        12/15/2011         14,820      16,383
Massachusetts GAN                                             5.75%        12/15/2011         20,000      22,943
Massachusetts GAN                                             5.75%         6/15/2012         11,280      12,897
Massachusetts GAN                                            5.125%        12/15/2012          5,000       5,478
Massachusetts GAN                                            5.125%         6/15/2013          5,000       5,449
Massachusetts GAN                                             5.75%         6/15/2013         10,000      11,359
Massachusetts GO VRDO                                         2.00%         11/1/2002            300         300
Massachusetts GO VRDO                                         1.80%         11/7/2002          3,500       3,500
Massachusetts GO VRDO                                         1.80%         11/7/2002          2,600       2,600
Massachusetts GO VRDO                                         1.85%         11/7/2002         35,600      35,600
Massachusetts GO VRDO                                         1.85%         11/7/2002          3,100       3,100
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                      5.25%          7/1/2009(1)       4,215       4,607
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                      5.25%          7/1/2010(1)       4,440       4,802
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                      5.25%          7/1/2011(1)       4,670       5,023
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                      5.25%          7/1/2012(1)       1,850       1,975
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.25%          7/1/2006          6,400       6,641
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.25%          7/1/2007          5,390       5,567
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.25%          7/1/2008          5,030       5,141
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                           5.875%          7/1/2008          6,140       6,461
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            6.50%          7/1/2012         10,000      10,973
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.) VRDO                                         1.70%         11/7/2002          1,200       1,200
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                                 5.25%          7/1/2003(4)       3,725       3,810
Massachusetts Ind. Finance Agency
  Resource Recovery Rev. (Refusetech Inc.)                    6.30%          7/1/2005         31,250      32,549
Massachusetts Ind. Finance Agency Rev.
 (BioMed Research Corp.)                                      0.00%          8/1/2004          9,480       9,108
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                           5.25%          7/1/2012(1)      22,865      25,466
Massachusetts Muni. Wholesale Electric Co.
  System Rev.                                                 5.25%          7/1/2013(1)      20,000      22,155
Massachusetts Port Auth. Rev. (United Airlines) PUT           5.75%         10/1/2007         24,500       3,556
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                        5.50%          1/1/2012(2)       7,000       7,648
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                        5.50%          1/1/2013(2)       6,730       7,304
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                        5.50%          1/1/2014(2)       6,040       6,508
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                        5.50%          1/1/2015(2)       4,000       4,273
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                        5.50%          1/1/2016(2)       6,000       6,363
Massachusetts Water Pollution Abatement Trust                 5.25%          8/1/2008(ETM)     6,475       7,291
Massachusetts Water Pollution Abatement Trust                5.125%          8/1/2009          3,000       3,309
Massachusetts Water Pollution Abatement Trust                 6.00%          8/1/2010          5,000       5,786
Massachusetts Water Pollution Abatement Trust                5.125%          8/1/2011          5,000       5,468
Massachusetts Water Pollution Abatement Trust                 5.25%          8/1/2011            830         915
Massachusetts Water Pollution Abatement Trust                 6.00%          8/1/2011          4,150       4,785
Massachusetts Water Pollution Abatement Trust                 5.25%          8/1/2012            295         325
Massachusetts Water Pollution Abatement Trust                 6.00%          8/1/2012          6,455       7,422
Massachusetts Water Pollution Abatement Trust                 6.00%          8/1/2013          5,000       5,717
Massachusetts Water Pollution Abatement Trust                5.125%          8/1/2014          2,500       2,670
Massachusetts Water Resources Auth. Rev.                      5.50%         11/1/2002(Prere.) 12,860      13,117
Massachusetts Water Resources Auth. Rev.                      5.25%          3/1/2007          5,000       5,153
Massachusetts Water Resources Auth. Rev.                      5.25%          3/1/2009          7,175       7,389
Massachusetts Water Resources Auth. Rev.                      6.50%         7/15/2010         30,220      36,137
Massachusetts Water Resources Auth. Rev.                      6.50%         7/15/2019         37,515      46,007
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/7/2002(2)       4,200       4,200
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/7/2002(3)       6,200       6,200
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/7/2002(3)       2,300       2,300
                                                                                                       ---------
                                                                                                         993,210
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

58

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
MICHIGAN (3.2%)
Detroit MI GO                                                 5.90%          5/1/2003(2)       9,490       9,690
Detroit MI Sewage Disposal System VRDO                        1.85%         11/7/2002(3)      10,900      10,900
Detroit MI Sewer System Rev.                                  5.25%          7/1/2015(1)       4,000       4,240
Detroit MI Sewer System Rev.                                  0.00%          7/1/2016(3)       7,500       3,927
Detroit MI Water Supply System VRDO                           1.80%         11/7/2002(3)      13,500      13,500
Greater Detroit MI Resource Recovery Auth.                    5.50%        12/13/2004(2)       7,505       8,060
Greater Detroit MI Resource Recovery Auth.                    6.25%        12/13/2005(2)      10,065      11,245
Greater Detroit MI Resource Recovery Auth.                    6.25%        12/13/2005(2)       7,140       7,977
Greater Detroit MI Resource Recovery Auth.                    6.25%        12/13/2006(2)      10,175      11,588
Greater Detroit MI Resource Recovery Auth.                    6.25%        12/13/2006(2)      13,500      15,375
Greater Detroit MI Resource Recovery Auth.                    6.25%        12/13/2007(2)       6,070       6,975
Greater Detroit MI Resource Recovery Auth.                    6.25%        12/13/2007(2)       5,000       5,746
Michigan Building Auth. Rev.                                  6.00%        10/15/2007          9,000      10,322
Michigan Building Auth. Rev.                                  5.25%        10/15/2010          3,485       3,854
Michigan Building Auth. Rev.                                 5.375%        10/15/2010          5,880       6,472
Michigan Building Auth. Rev.                                  5.50%        10/15/2012          8,440       9,541
Michigan Building Auth. Rev.                                  5.50%        10/15/2012          6,695       7,568
Michigan Building Auth. Rev.                                  5.25%        10/15/2013          2,500       2,736
Michigan Building Auth. Rev.                                  5.50%        10/15/2013          6,000       6,753
Michigan Building Auth. Rev.                                  5.50%        10/15/2013          6,010       6,765
Michigan Building Auth. Rev.                                  5.50%        10/15/2014         10,000      11,159
Michigan Building Auth. Rev.                                  5.50%        10/15/2015          5,000       5,524
Michigan GO                                                   5.50%         11/1/2009(Prere.)  5,120       5,850
Michigan GO                                                   5.50%         11/1/2009(Prere.)  5,395       6,164
Michigan GO                                                   5.50%         12/1/2013          6,125       7,042
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                            5.50%         10/1/2006(ETM)     3,340       3,726
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                            5.50%         10/1/2007(ETM)     3,910       4,407
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                            5.30%         10/1/2008(ETM)    10,840      12,043
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                           5.375%         10/1/2008(ETM)     4,000       4,462
Michigan Housing Dev. Auth. Rev. VRDO                         1.80%         11/7/2002(1)      19,400      19,400
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.75%         10/1/2010(Prere.) 10,390      12,120
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                5.875%         10/1/2010(Prere.)  7,680       9,025
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                5.875%         10/1/2010(Prere.) 10,740      12,621
Michigan Public Power Agency Rev. (Belle River)               5.30%          1/1/2005         13,075      13,408
Michigan Public Power Agency Rev. (Belle River)              5.375%          1/1/2006         13,790      14,143
Michigan Public Power Agency Rev. (Belle River)               5.50%          1/1/2007         14,545      14,920
Michigan Public Power Agency Rev. (Belle River)               5.50%          1/1/2008          9,360       9,602
Univ. of Michigan Hosp. Rev.
 (Medical Service Plan) VRDO                                  1.90%         11/1/2002          2,900       2,900
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          1,500       1,500
Wayne Charter County MI Airport Rev.                          5.25%         12/1/2010(1)      12,000      12,897
Wayne Charter County MI Airport Rev.                          5.25%         12/1/2011(1)      10,845      11,571
Wayne Charter County MI Airport Rev.                          5.25%         12/1/2012(1)      15,270      16,199
                                                                                                       ---------
                                                                                                         373,917
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

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

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
MINNESOTA (0.4%)
Minnesota GO                                                 5.375%         11/1/2008         12,630      14,242
Northern Minnesota Muni. Power Agency
  Electric System Rev.                                        5.25%          1/1/2012(4)       6,000       6,639
Western Minnesota Muni. Power Agency                         5.375%          1/1/2008(2)       5,645       6,222
Western Minnesota Muni. Power Agency                          5.50%          1/1/2010(2)      14,045      15,353
                                                                                                       ---------
                                                                                                          42,456
                                                                                                       ---------
MISSISSIPPI (0.9%)
Mississippi GO                                                5.25%          5/1/2005(Prere.)  5,805       6,258
Mississippi GO                                                7.00%          5/1/2005          4,840       5,418
Mississippi GO                                                6.50%          9/1/2006          5,125       5,889
Mississippi GO                                                6.00%         12/1/2006          6,380       7,262
Mississippi GO                                                6.00%         11/1/2009(Prere.)  9,225      10,827
Mississippi GO                                                6.00%         11/1/2009(Prere.)  9,725      11,414
Mississippi GO                                                5.75%         11/1/2010(Prere.)  5,205       6,036
Mississippi GO                                                5.75%         11/1/2010(Prere.)  5,540       6,424
Mississippi GO                                                5.75%         11/1/2010(Prere.)  7,860       9,114
Mississippi GO                                                5.25%         12/1/2010          8,800       9,877
Mississippi GO                                                5.75%         11/1/2011          4,665       5,353
Mississippi GO                                                5.75%         12/1/2011          6,000       6,987
Mississippi GO                                                5.75%         11/1/2012          4,825       5,508
Mississippi GO                                                5.50%         12/1/2016          8,435       9,582
Mississippi GO                                                5.50%         12/1/2017          4,000       4,529
                                                                                                       ---------
                                                                                                         110,478
                                                                                                       ---------
MISSOURI (0.6%)
Missouri Environmental Improvement &
  Energy Resource Auth. Water PCR                             5.50%          7/1/2012          4,190       4,776
Missouri Environmental Improvement &
  Energy Resource Auth. Water PCR                             5.50%          7/1/2013          5,250       5,992
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-Presbyterian Hosp.)                    5.50%         12/1/2012(4)       3,365       3,750
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-Presbyterian Hosp.)                    5.50%         12/1/2013(4)       3,580       3,962
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-Presbyterian Hosp.)                    5.50%         12/1/2014(4)       3,780       4,155
Missouri Highways & Transp. Comm. Road Rev.                  5.625%          2/1/2012          5,000       5,690
Missouri Highways & Transp. Comm. Road Rev.                  5.625%          2/1/2013          3,000       3,398
Missouri Highways & Transp. Comm. Road Rev.                  5.625%          2/1/2014          3,430       3,857
Missouri Highways & Transp. Comm. Road Rev.                  5.625%          2/1/2016          2,000       2,212
St. Louis MO Airport Rev. Airport Dev. Program               5.625%          7/1/2013(1)      11,560      13,059
St. Louis MO Airport Rev. Airport Dev. Program               5.625%          7/1/2014(1)      10,260      11,502
St. Louis MO Airport Rev. Airport Dev. Program               5.625%          7/1/2015(1)       5,000       5,551
                                                                                                       ---------
                                                                                                          67,904
                                                                                                       ---------
MONTANA (0.1%)
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                           5.25%         12/1/2009(1)       3,330       3,674
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                           5.25%         12/1/2010(1)       2,445       2,675
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                           5.25%         12/1/2011(1)       4,980       5,467
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                           5.25%         12/1/2012(1)       2,725       2,992
                                                                                                       ---------
                                                                                                          14,808
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

60
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
NEBRASKA (1.0%)
Nebraska Public Power Dist. Rev.                              5.25%          1/1/2010(1)      26,500      28,908
Nebraska Public Power Dist. Rev.                              5.25%          1/1/2011(1)      10,000      10,919
Nebraska Public Power Dist. Rev.                              5.25%          1/1/2012(1)       5,000       5,459
Nebraska Public Power Dist. Rev.                              5.25%          1/1/2013(1)      51,565      56,047
Omaha NE Public Power Dist. Electric Rev.                     5.30%          2/1/2005          9,725      10,434
Omaha NE Public Power Dist. Electric Rev.                     5.50%          2/1/2007          5,000       5,561
                                                                                                       ---------
                                                                                                         117,328
                                                                                                       ---------
NEVADA (3.2%)
Clark County NV Airport Improvement Rev.                     5.375%          7/1/2010(1)       8,470       9,349
Clark County NV Airport Improvement Rev.                      5.25%          7/1/2012(1)       4,225       4,643
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran International Airport) VRDO              1.80%         11/7/2002LOC      35,379      35,379
Clark County NV GO                                            7.50%          6/1/2006(2)       3,575       4,188
Clark County NV GO                                            7.50%          6/1/2007(2)       4,920       5,898
Clark County NV GO                                            7.50%          6/1/2007(2)       4,630       5,550
Clark County NV GO                                            8.00%          6/1/2008(2)       5,285       6,581
Clark County NV GO                                            8.00%          6/1/2008(2)       4,590       5,716
Clark County NV GO                                            7.50%          6/1/2009(2)       5,710       7,083
Clark County NV GO                                            7.50%          6/1/2009(2)       1,115       1,383
Clark County NV GO                                            5.50%          6/1/2012(3)       6,365       7,047
Clark County NV GO                                            5.60%          6/1/2013(3)       7,175       7,958
Clark County NV GO                                           5.625%          6/1/2014(3)       7,450       8,213
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                  5.375%          7/1/2010(1)       6,435       7,103
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                  5.375%          7/1/2011(1)       9,445      10,441
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                  5.375%          7/1/2012(1)       8,295       9,169
Clark County NV School Dist. GO                               5.70%      6/15/2005(1)(Prere.) 10,825      11,937
Clark County NV School Dist. GO                              5.875%      6/15/2005(1)(Prere.) 14,485      16,037
Clark County NV School Dist. GO                              5.875%      6/15/2005(1)(Prere.)  9,275      10,269
Clark County NV School Dist. GO                              5.375%          5/1/2006(3)       3,740       3,842
Clark County NV School Dist. GO                               5.60%      6/15/2006(3)(Prere.)  9,640      10,810
Clark County NV School Dist. GO                               5.90%      6/15/2006(3)(Prere.) 10,000      11,317
Clark County NV School Dist. GO                              5.375%          5/1/2007(3)       9,195       9,445
Clark County NV School Dist. GO                               5.50%      6/15/2007(3)(Prere.) 16,325      18,458
Clark County NV School Dist. GO                              5.625%      6/15/2007(3)(Prere.) 10,000      11,360
Clark County NV School Dist. GO                              5.375%         6/15/2016         28,385      30,954
Clark County NV School Dist. GO                              5.375%         6/15/2017         29,765      32,190
Las Vegas NV Convention & Visitors Auth.                      6.00%          7/1/2011(2)      10,000      11,483
Las Vegas NV Convention & Visitors Auth.                      6.00%          7/1/2012(2)       5,000       5,710
Las Vegas NV Convention & Visitors Auth.                      6.00%          7/1/2014(2)       4,500       5,119
Nevada GO                                                     5.25%         5/15/2010          8,555       9,307
Nevada GO                                                     6.00%         5/15/2010          6,680       7,743
Nevada GO                                                     5.25%         5/15/2011         16,455      17,962
Truckee Meadows NV Water Auth. Rev.                           5.50%          7/1/2012(4)       5,335       6,003
Truckee Meadows NV Water Auth. Rev.                           5.50%          7/1/2013(4)       4,790       5,367
Washoe County NV Hosp. Medical Center                         6.00%          6/1/2009(2)       6,310       6,779
                                                                                                       ---------
                                                                                                         377,793
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
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
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Auth. PCR
 (Public Service Co. of New Hampshire)                        6.00%          5/1/2021         21,600      22,690
New Hampshire Business Finance Auth. PCR
 (Public Service Co. of New Hampshire)                        6.00%          5/1/2021         25,800      25,846
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                    4.55%          2/1/2004         15,000      15,196
New Hampshire IDA                                             5.90%          8/1/2018          7,000       7,126
                                                                                                       ---------
                                                                                                          70,858
                                                                                                       ---------
NEW JERSEY (6.6%)
Camden County NJ Muni. Util. Auth. Rev.                       0.00%          9/1/2003(3)      18,545      18,247
Essex County NJ Solid Waste Util. Auth.                       5.50%        4/1/2006(4)(Prere.) 3,000       3,366
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev.                                   6.85%         12/1/2029          4,000       4,364
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.       7.00%          7/1/2003(1)      26,195      27,107
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.       5.70%       7/1/2004(1)(Prere.)  6,330       6,865
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.       5.80%       7/1/2004(1)(Prere.) 17,800      19,333
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.       5.80%       7/1/2004(1)(Prere.)  4,000       4,345
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.      5.875%       7/1/2004(1)(Prere.)  6,000       6,524
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)            5.50%          5/1/2008(4)      10,520      11,818
New Jersey GO                                                 6.00%         7/15/2006          3,300       3,717
New Jersey GO                                                 5.50%          8/1/2011          3,500       3,988
New Jersey GO                                                 5.25%          7/1/2012          9,750      10,909
New Jersey GO                                                 5.25%          7/1/2014         25,000      27,889
New Jersey GO                                                 5.25%          7/1/2015         50,000      55,582
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                   5.25%          7/1/2010(1)       8,050       8,869
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                   5.25%          7/1/2011(1)       8,230       8,993
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                   5.25%          7/1/2012(1)       2,000       2,185
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                   5.25%          7/1/2014(1)       2,850       3,055
New Jersey Highway Auth. Rev. (Garden State Parkway)          5.50%          1/1/2011(3)      10,000      11,318
New Jersey Transp. Corp. COP                                  5.25%         9/15/2004(2)       4,000       4,253
New Jersey Transp. Corp. COP                                  5.50%         9/15/2010(2)      12,500      14,173
New Jersey Transp. Corp. COP                                  5.50%         9/15/2011(2)      45,000      51,307
New Jersey Transp. Corp. COP                                  5.75%         9/15/2013(2)      25,000      28,307
New Jersey Transp. Corp. COP                                  5.75%         9/15/2014(2)      28,470      32,030
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%        12/15/2004(1)       4,000       4,347
New Jersey Transp. Trust Fund Auth. Rev.                      5.50%        6/15/2005(1)(Prere.)  990       1,097
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%         6/15/2005(2)      11,310      12,428
New Jersey Transp. Trust Fund Auth. Rev.                      6.50%         6/15/2005(2)       5,000       5,557
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%         6/15/2007(Prere.) 37,000      42,978
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%         6/15/2008         34,660      39,553
New Jersey Transp. Trust Fund Auth. Rev.                      5.50%         6/15/2011(1)       3,260       3,574
New Jersey Transp. Trust Fund Auth. Rev.                      6.50%         6/15/2011(1)      12,490      15,128
New Jersey Transp. Trust Fund Auth. Rev.                      6.50%         6/15/2011(1)(ETM)  7,510       9,149
New Jersey Transp. Trust Fund Auth. Rev.                      7.00%         6/15/2012(1)(ETM)  7,510       9,508
New Jersey Transp. Trust Fund Auth. Rev.                      7.00%         6/15/2012(1)      12,490      15,870
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%        12/15/2014(1)      30,000      34,846
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%        12/15/2015(1)      30,000      34,696
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
New Jersey Transp. Trust Fund Auth. Rev.                      6.00%        12/15/2016(1)      20,000      23,064
New Jersey Turnpike Auth. Rev.                                5.90%          1/1/2003(2)       3,000       3,020
New Jersey Turnpike Auth. Rev.                                5.90%          1/1/2004(2)      12,920      13,222
New Jersey Turnpike Auth. Rev.                                4.75%          1/1/2006(ETM)     6,915       7,132
New Jersey Turnpike Auth. Rev.                                6.50%          1/1/2009(2)      50,000      58,890
New Jersey Turnpike Auth. Rev.                                5.75%          1/1/2010(1)      35,220      40,203
New Jersey Turnpike Auth. Rev.                               5.625%          1/1/2015(1)      16,215      17,947
New Jersey Turnpike Auth. Rev. VRDO                           1.75%         11/7/2002(3)LOC    4,000       4,000
Rutgers State Univ. NJ                                        6.40%          5/1/2013          4,675       5,557
                                                                                                       ---------
                                                                                                         770,310
                                                                                                       ---------
NEW MEXICO (0.4%)
Hurley NM PCR (Kennecott Santa Fe Corp. Project
  British Petroleum) VRDO                                     2.00%         11/7/2002          9,300       9,300
New Mexico Highway Comm. Tax Rev.                             6.00%         6/15/2011         12,780      14,780
New Mexico Highway Comm. Tax Rev.                             5.75%         6/15/2012         16,310      18,524
                                                                                                       ---------
                                                                                                          42,604
                                                                                                       ---------
NEW YORK (11.1%)
Long Island NY Power Auth. Electric System Rev.               5.50%         12/1/2009(2)       6,000       6,800
Long Island NY Power Auth. Electric System Rev.              5.125%          4/1/2012(1)      25,195      27,379
Long Island NY Power Auth. Electric System Rev. VRDO          1.90%         11/1/2002(LOC)     3,100       3,100
Long Island NY Power Auth. Electric System Rev. VRDO          1.95%         11/1/2002(LOC)     4,300       4,300
Metro. New York Transp. Auth. Rev. (Commuter Fac.)            5.00%        1/1/2012(1)(Prere.) 8,100       8,932
Metro. New York Transp. Auth. Rev. (Commuter Fac.)            5.00%        7/1/2013(2)(Prere.) 7,770       8,567
Metro. New York Transp. Auth. Rev. (Commuter Fac.)            5.00%          7/1/2007(1)(ETM) 16,625      18,111
Metro. New York Transp. Auth. Rev. (Commuter Fac.)            5.60%          7/1/2009(Prere.)  4,755       5,441
Metro. New York Transp. Auth. Rev. (Commuter Fac.)            5.00%          7/1/2013(1)(ETM)  9,900      10,725
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                    5.50%       10/1/2010(1)(Prere.) 4,500       5,144
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                    5.25%          4/1/2013(3)(ETM) 11,755      12,965
Metro. New York Transp. Auth. Rev. (Service Contract)         5.40%          7/1/2003          5,860       6,007
Metro. New York Transp. Auth. Rev. (Service Contract)         5.50%          7/1/2008(4)(ETM)  5,000       5,596
Metro. New York Transp. Auth. Rev. (Service Contract)         0.00%          7/1/2011(ETM)    21,200      15,364
Metro. New York Transp. Auth. Rev. (Transit Rev.)             7.00%          7/1/2009(2)(ETM) 10,000      11,897
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.125%        1/1/2012(4)(Prere.) 3,290       3,660
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.125%        1/1/2012(4)(Prere.) 5,030       5,595
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.125%          7/1/2012(4)(ETM)  7,475       8,140
Metro. New York Transp. Auth. Rev. (Transit Rev.)            5.125%        7/1/2012(4)(Prere.)11,425      12,767
Metro. New York Transp. Auth. Rev. (Transp. Fac.)             5.25%          1/1/2009(4)(ETM)  2,575       2,856
Metro. New York Transp. Auth. Rev. (Transp. Fac.)             5.25%          7/1/2009(4)(ETM) 20,000      22,454
Metro. New York Transp. Auth. Rev. VRDO                       1.85%         11/7/2002(4)         800         800
Metro. Transit Auth. NY Rev.                                  5.50%        11/15/2012(1)       5,530       6,348
Metro. Transit Auth. NY Rev.                                  5.50%        11/15/2015         45,130      50,444
Muni. Assistance Corp. for New York City NY                   6.25%          7/1/2005          5,000       5,535
Muni. Assistance Corp. for New York City NY                   6.00%          7/1/2006          7,000       7,874
Muni. Assistance Corp. for New York City NY                   6.00%          7/1/2008         10,000      11,431
Nassau County NY GO                                           7.00%          3/1/2004          7,500       7,925
Nassau County NY GO                                           5.00%          9/1/2011(3)       7,550       8,220
Nassau County NY GO                                           5.00%          9/1/2012(3)       6,720       7,275
Nassau County NY GO                                           5.00%          9/1/2013(3)       5,730       6,166
New York City NY GO                                          6.375%          1/2/2003(Prere.)    990       1,008
New York City NY GO                                           7.00%          8/1/2005          6,500       7,210
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
New York City NY GO                                           8.00%          4/1/2006(2)       5,955       6,995
New York City NY GO                                           5.70%          8/1/2007          9,800      10,760
New York City NY GO                                           5.90%          8/1/2009          6,125       6,603
New York City NY GO                                           5.90%          8/1/2010          4,750       5,085
New York City NY GO                                           5.25%         8/15/2010(1)       5,000       5,498
New York City NY GO                                           6.00%          8/1/2011          5,600       5,995
New York City NY GO                                           6.00%          8/1/2012          4,000       4,265
New York City NY GO                                          5.875%         8/15/2012(3)       7,000       7,860
New York City NY GO                                           5.75%          8/1/2013          8,500       9,309
New York City NY GO                                           5.75%          8/1/2015         38,000      40,935
New York City NY GO                                          5.875%          6/1/2020          7,000       7,473
New York City NY GO VRDO                                      1.90%         11/1/2002(1)       8,500       8,500
New York City NY GO VRDO                                      1.95%         11/1/2002LOC       1,000       1,000
New York City NY IDA (USTA National Tennis Center)           6.375%        11/15/2007(4)       6,200       6,853
New York City NY IDA (USTA National Tennis Center)            6.40%        11/15/2008(4)       4,105       4,535
New York City NY IDA (USTA National Tennis Center)            6.50%        11/15/2009(4)       6,745       7,472
New York City NY IDA (USTA National Tennis Center)            6.50%        11/15/2010(4)       3,500       3,874
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002            500         500
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                   5.30%         6/15/2006         19,065      20,070
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                  5.375%         6/15/2019          7,500       7,995
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.85%         11/7/2002         50,100      50,100
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.95%         11/1/2002(3)      16,700      16,700
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              2.00%         11/1/2002(3)      11,100      11,100
New York City NY Transitional Finance Auth. Rev.              5.50%        11/15/2008          2,000       2,254
New York City NY Transitional Finance Auth. Rev.              5.75%      8/15/2009(3)(Prere.) 14,740      17,145
New York City NY Transitional Finance Auth. Rev.              5.00%        11/15/2009          3,550       3,867
New York City NY Transitional Finance Auth. Rev.              5.50%         2/15/2010(Prere.)  3,500       3,993
New York City NY Transitional Finance Auth. Rev.             5.125%         11/1/2010          7,570       8,318
New York City NY Transitional Finance Auth. Rev.              5.00%        11/15/2010         10,000      10,908
New York City NY Transitional Finance Auth. Rev.              5.00%        11/15/2010          6,375       6,883
New York City NY Transitional Finance Auth. Rev.             5.125%         11/1/2011          7,245       7,937
New York City NY Transitional Finance Auth. Rev.              5.25%        11/15/2011         12,585      13,924
New York City NY Transitional Finance Auth. Rev.              5.50%         2/15/2012          5,945       6,672
New York City NY Transitional Finance Auth. Rev.              5.25%          5/1/2012          3,475       3,832
New York City NY Transitional Finance Auth. Rev.             5.125%         11/1/2012          7,000       7,647
New York City NY Transitional Finance Auth. Rev.             5.875%         11/1/2012          6,000       6,894
New York City NY Transitional Finance Auth. Rev.              5.25%        11/15/2012          5,000       5,516
New York City NY Transitional Finance Auth. Rev.             5.375%          2/1/2013         14,000      15,619
New York City NY Transitional Finance Auth. Rev.             5.125%         11/1/2013          6,000       6,518
New York City NY Transitional Finance Auth. Rev.             5.375%          2/1/2014          5,000       5,519
New York City NY Transitional Finance Auth. Rev.              5.75%         2/15/2014          4,365       5,050
New York City NY Transitional Finance Auth. Rev.              5.75%         2/15/2014          5,960       6,682
New York City NY Transitional Finance Auth. Rev.             5.125%        11/15/2014(3)       5,195       5,559
New York City NY Transitional Finance Auth. Rev. VRDO         1.85%         11/7/2002          3,300       3,300
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002            500         500
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002            700         700
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
New York State Dormitory Auth. Rev.
 (City Univ. of New York)                                     5.50%          7/1/2013          4,090       4,570
New York State Dormitory Auth. Rev. (City Univ.)              6.25%          7/1/2003          4,250       4,374
New York State Dormitory Auth. Rev. (City Univ.)              6.25%          7/1/2004(2)       6,570       7,042
New York State Dormitory Auth. Rev. (City Univ.)              6.35%          7/1/2004          2,500       2,673
New York State Dormitory Auth. Rev. (City Univ.)              6.45%          7/1/2005          1,500       1,654
New York State Dormitory Auth. Rev. (City Univ.)              5.75%          7/1/2013(1)      11,500      13,352
New York State Dormitory Auth. Rev. (City Univ.)              5.75%          7/1/2013         14,645      16,765
New York State Dormitory Auth. Rev.
 (Jewish Medical Center)                                      5.25%          7/1/2010(1)       4,000       4,366
New York State Dormitory Auth. Rev.
 (Jewish Medical Center)                                      5.25%          7/1/2011(1)       9,170       9,955
New York State Dormitory Auth. Rev.
 (Mental Health Services)                                     5.25%         2/15/2011(1)       7,370       8,012
New York State Dormitory Auth. Rev. (Second Hosp.)            5.00%         2/15/2010(4)       4,500       4,881
New York State Dormitory Auth. Rev. (Second Hosp.)            5.10%         2/15/2011(2)       4,040       4,394
New York State Dormitory Auth. Rev. (Second Hosp.)            5.10%         2/15/2011(2)       6,000       6,526
New York State Dormitory Auth. Rev. (Second Hosp.)            5.10%         2/15/2011(4)       6,285       6,836
New York State Dormitory Auth. Rev. (State Univ.)             5.90%         5/15/2004(Prere.)  2,000       2,166
New York State Dormitory Auth. Rev. (State Univ.)             6.00%          7/1/2004(2)       4,000       4,276
New York State Dormitory Auth. Rev. (State Univ.)             5.80%         5/15/2005          5,400       5,797
New York State Dormitory Auth. Rev. (Univ. of Rochester)      5.75%          7/1/2014(1)       9,725      10,421
New York State Dormitory Auth. Rev. (Univ. System)            5.25%          7/1/2017(1)      14,500      15,304
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                 5.25%          7/1/2010(2)       3,920       4,356
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                 5.25%          7/1/2011(2)       3,610       3,989
New York State GO                                             6.00%         10/1/2004          4,195       4,524
New York State Medical Care Fac. Finance Agency Rev.
 (Mental Health Services)                                    5.375%      2/15/2004(4)(Prere.)  4,460       4,696
New York State Power Auth. Rev.                               5.25%        11/15/2017         20,710      22,195
New York State Power Auth. Rev.                               5.25%        11/15/2018         35,425      37,669
New York State Power Auth. Rev. VRDO                          1.80%         11/7/2002            500         500
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                6.25%          4/1/2006(1)      10,000      11,070
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%       4/1/2007(2)(Prere.)  5,000       5,627
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                6.25%          4/1/2010(4)       6,725       7,912
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%          4/1/2011(3)       4,000       4,382
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%          4/1/2012(3)       6,220       6,814
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.50%          4/1/2012         20,000      22,772
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%          4/1/2013(3)       5,435       5,926
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                5.25%          4/1/2015(2)      10,000      10,745
New York State Thruway Auth. Rev.
 (Personal Income Tax)                                        5.50%         3/15/2016          3,000       3,309
New York State Thruway Auth. Rev. (Service Contract)         5.375%          4/1/2009(1)      16,500      18,309
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
New York State Thruway Auth. Rev. (Service Contract)          5.25%          4/1/2013          9,545      10,498
New York State Urban Dev. Corp. Rev. (Correctional Fac.)      6.40%          1/1/2004(ETM)     9,685      10,212
Niagara County NY IDA Solid Waste Disposal Rev. PUT           5.45%        11/15/2012         16,000      16,821
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)           6.625%          8/1/2006         10,000      11,316
Port Auth. of New York & New Jersey Rev.                      5.00%          8/1/2007          4,900       5,246
Port Auth. of New York & New Jersey Rev.                      5.50%         9/15/2008(3)       5,810       6,472
Port Auth. of New York & New Jersey Rev.                      5.25%         7/15/2010         11,095      11,890
Port Auth. of New York & New Jersey Rev.                      5.00%          8/1/2015         10,000      10,225
Suffolk County NY Water Auth. Rev.                            6.80%          6/1/2012(ETM)    10,660      12,881
Triborough Bridge & Tunnel Auth. New York Rev.                0.00%          1/1/2003         19,185      19,121
Triborough Bridge & Tunnel Auth. New York Rev.                5.25%          1/1/2010(3)(ETM) 11,000      12,038
Triborough Bridge & Tunnel Auth. New York Rev.                6.60%          1/1/2010         55,325      66,191
Triborough Bridge & Tunnel Auth. New York Rev.                5.50%          1/1/2012         20,600      23,161
Triborough Bridge & Tunnel Auth. New York Rev.                6.00%          1/1/2012         12,000      14,023
Triborough Bridge & Tunnel Auth. New York Rev.                5.25%        11/15/2015          5,000       5,528
Triborough Bridge & Tunnel Auth. New York Rev.                5.25%        11/15/2017         20,000      21,451
                                                                                                       ---------
                                                                                                       1,295,983
                                                                                                       ---------
NORTH CAROLINA (0.2%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)        5.25%         10/1/2019         10,000      10,042
North Carolina GO VRDO                                        1.75%         11/7/2002          4,600       4,600
Winston-Salem NC Water & Sewer System Rev.                    5.50%          6/1/2013          3,880       4,393
Winston-Salem NC Water & Sewer System Rev.                    5.50%          6/1/2014          3,210       3,605
                                                                                                       ---------
                                                                                                          22,640
                                                                                                       ---------
OHIO (3.2%)
Cleveland OH Airport System Rev.                              5.25%          1/1/2009(4)       8,535       9,209
Cleveland OH Airport System Rev.                              5.25%          1/1/2010(4)       9,010       9,717
Cleveland OH Airport System Rev.                              5.25%          1/1/2012(4)       5,000       5,352
Cleveland OH Airport System Rev.                              5.25%          1/1/2013(4)       5,000       5,303
Cleveland OH Airport System Rev. VRDO                         1.75%         11/7/2002(4)      15,600      15,600
Cleveland OH GO                                               5.50%          8/1/2008(1)       6,295       7,072
Cleveland OH Water Works Rev.                                 6.00%          1/1/2003(1)       2,105       2,120
Cleveland OH Water Works Rev.                                 6.00%          1/1/2004(1)       6,855       7,190
Cleveland OH Water Works Rev.                                 6.00%          1/1/2005(1)       4,545       4,928
Cleveland OH Water Works Rev.                                 6.00%          1/1/2006(1)       2,100       2,330
Cleveland OH Water Works Rev.                                 5.25%          1/1/2009(4)      10,110      11,119
Cleveland OH Water Works Rev.                                 5.25%          1/1/2010(4)       7,000       7,636
Cleveland OH Water Works Rev.                                5.375%          1/1/2013(4)       3,455       3,861
Cuyahoga County OH Econ. Dev.
 (Cleveland Orchestra) VRDO                                   1.90%         11/1/2002LOC       1,100       1,100
Cuyahoga County OH Hosp. Rev.
 (Cleveland Clinic Foundation) VRDO                           1.80%         11/7/2002LOC       1,400       1,400
Franklin County OH Hosp. Rev.                                 5.75%         5/15/2012(2)       5,000       5,197
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO        1.85%         11/7/2002LOC       5,670       5,670
Hamilton County OH Hosp. Fac. Rev.
 (Health Alliance of Greater Cincinnati) VRDO                 1.83%         11/7/2002(1)       6,400       6,400
Hamilton County OH Hosp. Fac. Rev.
 (Health Alliance of Greater Cincinnati) VRDO                 1.84%         11/7/2002         15,547      15,547
Kent State Univ. OH VRDO                                      1.80%         11/7/2002(1)       6,600       6,600
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                              5.625%         10/1/2012          6,800       7,481
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                              5.625%          9/1/2013(1)       3,000       3,363
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                              5.625%         10/1/2013          6,810       7,418
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                              5.625%         10/1/2014          6,000       6,495
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                              5.625%         10/1/2015          4,000       4,290
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT                 4.85%          2/1/2003         10,000      10,070
Ohio Air Quality Dev. Auth. (Timken Co.) VRDO                 1.90%         11/7/2002LOC       4,000       4,000
Ohio Building Auth. Rev. (Admin. Building Fund)               5.50%         10/1/2013(4)       6,605       7,437
Ohio Building Auth. Rev. (Data Center)                        5.75%         10/1/2005          3,070       3,385
Ohio Building Auth. Rev. (Highway Safety Building)            6.00%          4/1/2007(2)       4,640       5,277
Ohio Building Auth. Rev. (Highway Safety Building)            5.75%         10/1/2008(2)       5,055       5,648
Ohio Building Auth. Rev. (Highway Safety Building)           5.375%         10/1/2009(2)       4,605       5,036
Ohio Building Auth. Rev. (State Correctional Fac.)            5.70%         10/1/2003          3,305       3,426
Ohio Building Auth. Rev. (State Correctional Fac.)            5.70%         10/1/2004          2,725       2,925
Ohio Building Auth. Rev. (State Correctional Fac.)            5.90%       10/1/2004(1)(Prere.) 4,435       4,867
Ohio Building Auth. Rev. (State Correctional Fac.)            5.80%         10/1/2006          4,360       4,909
Ohio Building Auth. Rev. (State Correctional Fac.)            5.90%         10/1/2007          2,500       2,854
Ohio Building Auth. Rev. (State Correctional Fac.)            6.00%         10/1/2007(2)       3,710       4,231
Ohio Building Auth. Rev. (State Correctional Fac.)            5.75%          4/1/2008(2)       5,375       6,012
Ohio Building Auth. Rev. (State Correctional Fac.)            5.75%          4/1/2009(2)       5,485       6,092
Ohio Building Auth. Rev. (State Correctional Fac.)            5.50%         10/1/2012(4)       5,000       5,654
Ohio Building Auth. Rev. (State Correctional Fac.)            5.50%         10/1/2013(4)       3,000       3,378
Ohio GO                                                      7.625%          8/1/2010          3,510       4,469
Ohio GO                                                      5.375%          2/1/2012          7,255       8,106
Ohio GO                                                      5.375%          2/1/2013          7,645       8,508
Ohio GO                                                      5.625%          5/1/2013          5,065       5,667
Ohio GO                                                       5.50%          8/1/2013          2,945       3,369
Ohio GO                                                      5.375%          2/1/2014          5,000       5,516
Ohio GO                                                      5.375%          2/1/2015          3,485       3,808
Ohio GO                                                      5.375%          2/1/2017          5,500       5,922
Ohio Higher Educ. Fac. Comm. Rev.
 (Kenyon College) VRDO                                        1.90%         11/7/2002          1,900       1,900
Ohio Housing Finance Agency Mortgage Rev.                     5.45%          9/1/2031         20,550      21,786
Ohio Housing Finance Agency Mortgage Rev. VRDO                1.95%         11/7/2002          6,200       6,200
Ohio Housing Finance Agency Rev.                             5.025%          3/1/2021          9,690       9,779
Ohio Housing Finance Agency Rev.                             5.625%          3/1/2032          9,220       9,853
Ohio Public Fac. Comm. Higher Educ. Capital Fac.              5.25%        5/1/2005(2)(Prere.) 5,950       6,416
Ohio State Univ. General Receipts Rev. VRDO                   1.83%         11/7/2002          9,700       9,700
Ohio State Univ. General Receipts Rev. VRDO                   1.83%         11/7/2002          7,000       7,000
Ohio Turnpike Comm. Turnpike Rev.                             5.50%       2/15/2006(1)(Prere.) 4,435       4,954
Ohio Water Dev. Auth. Rev.                                    6.00%       12/1/2004(2)(Prere.) 2,520       2,579
Univ. of Cincinnati OH General Receipts                       5.50%          6/1/2013(3)       2,700       3,044
Univ. of Cincinnati OH General Receipts                       5.50%          6/1/2014(3)       1,000       1,119
                                                                                                       ---------
                                                                                                         377,294
                                                                                                       ---------
OKLAHOMA (0.7%)
Grand River Dam Auth. Oklahoma Rev.                           5.70%          6/1/2005(4)      20,000      21,824
Grand River Dam Auth. Oklahoma Rev.                           5.75%          6/1/2006(4)      19,350      21,570
Grand River Dam Auth. Oklahoma Rev.                           6.25%          6/1/2011(2)       7,600       9,045
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)            5.75%         8/15/2014          5,805       4,773
Oklahoma Turnpike Auth.                                       5.50%          1/1/2009(3)       6,000       6,738
Tulsa OK Metro. Util. Auth. Rev.                              7.00%          2/1/2003            530         536
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT   5.80%         12/1/2004         19,855      13,204
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT   6.00%         12/1/2008         16,000       8,006
                                                                                                       ---------
                                                                                                          85,696
                                                                                                       ---------
OREGON (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.50%         2/15/2009          7,715       8,419
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.50%         2/15/2010          9,955      10,857
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.75%          5/1/2012          2,955       3,274
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.75%          5/1/2013          5,580       6,140
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.75%          5/1/2014          5,825       6,373
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.75%          5/1/2015          4,395       4,771
Oregon State Dept. Administrative Services                    5.75%          4/1/2010(4)       7,560       8,590
Oregon State Dept. Administrative Services                    5.75%          4/1/2011(4)       8,715       9,860
Oregon State Dept. Administrative Services                    5.75%          4/1/2012(4)       2,500       2,828
Oregon State Dept. Administrative Services                    5.75%          4/1/2013(4)       3,000       3,376
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                             5.00%          7/1/2013(3)       2,520       2,618
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                             5.50%          7/1/2014(2)       5,325       5,693
Portland OR Sewer System Rev.                                 6.00%          6/1/2007(3)       5,600       6,375
                                                                                                       ---------
                                                                                                          79,174
                                                                                                       ---------
PENNSYLVANIA (4.3%)
Beaver County PA IDA PCR (Ohio Edison) PUT                    4.65%          6/1/2004         59,000      59,149
Delaware County PA IDA PCR (PECO Energy Co.) PUT              5.20%         10/1/2004          1,500       1,562
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                              6.10%          1/1/2004          5,000       5,066
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                              6.10%          1/1/2007          7,955       8,482
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                              6.00%          1/1/2009          5,355       5,685
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                              6.10%          7/1/2013          9,750      10,196
Montgomery County PA IDA PCR (PECO Energy)                    5.20%         10/1/2030         24,500      25,528
Pennsbury PA School Dist. GO                                  5.50%         8/15/2014(3)       6,000       6,470
Pennsylvania Convention Center Auth. Rev.                     6.25%          9/1/2004          6,655       6,969
Pennsylvania Convention Center Auth. Rev.                     6.70%          9/1/2014(1)       4,000       4,417
Pennsylvania Convention Center Auth. Rev.                     6.70%          9/1/2016(3)(ETM)  3,000       3,716
Pennsylvania GO                                               5.00%          6/1/2003(1)       4,500       4,589
Pennsylvania GO                                               5.50%       5/1/2005(3)(Prere.)  8,025       8,815
Pennsylvania GO                                               5.25%        10/15/2005         10,400      11,338
Pennsylvania GO                                               5.00%         4/15/2008          2,525       2,595
Pennsylvania GO                                               6.00%          7/1/2008          8,220       9,457
Pennsylvania GO                                              5.375%         5/15/2013(3)       3,515       3,841
Pennsylvania GO                                               5.50%          5/1/2014         10,000      11,260
Pennsylvania GO COP                                           5.00%          7/1/2003(2)       4,555       4,651
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)       2,900       2,900
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                  5.00%        11/15/2003(1)       7,380       7,600
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                  5.00%        11/15/2004(1)       9,295       9,797
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                  5.00%        11/15/2005(1)       7,690       8,209
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                  5.00%        11/15/2006(1)       4,375       4,685
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pennsylvania Health System
  Obligated Group) VRDO                                       1.85%         11/7/2002LOC      14,300      14,300
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                         5.25%          8/1/2011(4)       8,195       8,909
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                         5.25%          8/1/2012(4)       2,750       2,964
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                         5.25%          8/1/2013(4)       4,000       4,277
Pennsylvania Housing Finance Agency Rev.                      5.40%         10/1/2024          4,500       4,664
Pennsylvania Intergovernmental Cooperation Auth. Rev.         5.45%       6/15/2003(3)(Prere.)18,095      18,523
Pennsylvania Intergovernmental Cooperation Auth. Rev.         5.25%         6/15/2010(3)       6,700       7,383
Pennsylvania Intergovernmental Cooperation Auth. Rev.         5.25%         6/15/2011(3)      10,000      10,964
Pennsylvania Intergovernmental Cooperation Auth. Rev.         5.25%         6/15/2012(3)       6,660       7,302
Pennsylvania Intergovernmental Cooperation Auth. Rev.         5.25%         6/15/2013(3)       5,000       5,451
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.            5.25%         12/1/2011(2)       6,000       6,630
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.            5.25%         12/1/2011(2)       5,000       5,525
Philadelphia PA Gas Works Rev.                                5.50%          7/1/2007(4)       8,025       8,985
Philadelphia PA Gas Works Rev.                                5.50%          7/1/2009(4)      10,820      12,035
Philadelphia PA Gas Works Rev.                                5.25%          7/1/2010(4)      10,180      11,093
Philadelphia PA Gas Works Rev.                                5.25%          7/1/2011(4)       5,000       5,454
Philadelphia PA GO                                           5.125%         5/15/2009(3)       2,000       2,215
Philadelphia PA GO                                            5.25%         3/15/2010(4)       1,755       1,942
Philadelphia PA GO                                           5.125%         5/15/2010(3)      11,695      12,883
Philadelphia PA GO                                            5.25%         3/15/2011(4)       3,610       3,975
Philadelphia PA GO                                           5.125%         5/15/2011(3)      12,290      13,431
Philadelphia PA GO                                            5.25%         3/15/2012(4)       3,000       3,303
Philadelphia PA GO                                           5.125%         5/15/2012(3)       4,975       5,437
Philadelphia PA GO                                           5.125%         5/15/2013(3)       5,000       5,434
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hospital of Philadelphia) VRDO                   1.95%         11/1/2002            300         300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hospital of Philadelphia) VRDO                   1.95%         11/1/2002(1)       2,800       2,800
Philadelphia PA IDA Rev. (Philadelphia Airport System)        5.75%         6/15/2011(3)       4,695       5,304
Philadelphia PA Muni. Auth. Rev.                              6.00%         7/15/2003          1,305       1,338
Philadelphia PA Parking Auth. Rev.                            5.25%          9/1/2010(2)       4,875       5,329
Philadelphia PA School Dist. GO                               6.25%          9/1/2005(2)       5,000       5,565
Philadelphia PA School Dist. GO                               6.25%          9/1/2006(2)       2,000       2,279
Philadelphia PA School Dist. GO                               6.25%          9/1/2008(2)       4,000       4,667
Philadelphia PA School Dist. GO                               6.25%          9/1/2009(2)       2,080       2,448
Philadelphia PA School Dist. GO                               5.25%          4/1/2011(1)       3,920       4,288
Philadelphia PA School Dist. GO                               5.50%          8/1/2012          5,815       6,594
Philadelphia PA Water & Waste Water Rev.                      5.50%         6/15/2003(3)       3,000       3,072
Philadelphia PA Water & Waste Water Rev.                      6.25%          8/1/2007(1)       5,000       5,765
----------------------------------------------------------------------------------------------------------------

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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Pittsburgh PA GO                                              5.20%          3/1/2010(3)      17,000      18,156
Pittsburgh PA Water & Sewer Auth. Rev.                        5.60%      9/1/2005(3)(Prere.)   6,000       6,587
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.90%         11/7/2002(2)      13,350      13,350
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.90%         11/7/2002(2)       8,400       8,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO                1.95%         11/7/2002(2)       2,800       2,800
                                                                                                       ---------
                                                                                                         509,098
                                                                                                       ---------
PUERTO RICO (1.1%)
Puerto Rico Electric Power Auth. Rev.                         5.00%          7/1/2011(4)       3,500       3,801
Puerto Rico Electric Power Auth. Rev.                         5.00%          7/1/2011(1)       5,000       5,430
Puerto Rico GO                                                5.50%          7/1/2011          8,500       9,727
Puerto Rico GO                                                5.50%          7/1/2013(1)       5,000       5,773
Puerto Rico GO                                                5.50%          7/1/2014(1)       5,000       5,764
Puerto Rico Highway & Transp. Auth. Highway Rev.              6.25%          7/1/2011(1)       2,835       3,402
Puerto Rico Muni. Finance Agency                              5.75%          8/1/2012(4)       2,470       2,800
Puerto Rico Muni. Finance Agency                             5.875%          8/1/2014(4)       4,000       4,552
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.            0.00%          7/1/2011(3)+     48,810      34,509
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.            0.00%          7/1/2012(3)+     34,465      23,181
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.            5.50%          7/1/2017+         6,390       7,219
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.            5.50%          7/1/2018+         6,430       7,235
Puerto Rico Telephone Auth. Rev.                              5.40%          1/1/2003(Prere.)  9,550       9,754
                                                                                                       ---------
                                                                                                         123,147
                                                                                                       ---------
RHODE ISLAND (0.3%)
Rhode Island Depositors Econ. Protection Corp.                6.55%          8/1/2010(1)(ETM)  8,385       9,946
Rhode Island Depositors Econ. Protection Corp.                6.55%          8/1/2010(1)(ETM) 18,465      21,945
Rhode Island GO                                               6.00%          8/1/2005(1)       3,000       3,311
Rhode Island GO                                               6.00%          8/1/2006(1)       3,000       3,385
                                                                                                       ---------
                                                                                                          38,587
                                                                                                       ---------
SOUTH CAROLINA (0.8%)
Berkeley County SC Exempt Fac. Ind.
 (Amoco Chemical Co.) VRDO                                    2.05%         11/1/2002            800         800
Medical Univ. SC Hospital Auth. Hosp. Facilities Rev.         6.25%         8/15/2022         13,000      13,160
Piedmont SC Muni. Power Agency Rev.                           5.40%          1/1/2007(1)       1,800       1,970
Piedmont SC Muni. Power Agency Rev.                           5.40%          1/1/2007(1)(ETM)  1,400       1,553
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)                 7.00%        12/15/2010         10,500      11,351
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)                7.125%        12/15/2015          7,000       7,618
South Carolina Public Service Auth. Rev.                     5.375%          1/1/2013(4)       7,300       8,177
South Carolina Public Service Auth. Rev.                      5.50%          1/1/2013(4)       5,000       5,697
South Carolina Transp. Infrastructure Rev.                    5.00%         10/1/2010(1)       8,000       8,701
South Carolina Transp. Infrastructure Rev.                    5.75%         10/1/2011(1)       6,925       7,892
South Carolina Transp. Infrastructure Rev.                    5.75%         10/1/2012(1)       6,245       7,117
South Carolina Transp. Infrastructure Rev.                    5.75%         10/1/2013(1)       9,020      10,221
South Carolina Transp. Infrastructure Rev.                    5.75%         10/1/2014(1)       8,495       9,598
                                                                                                       ---------
                                                                                                          93,855
                                                                                                       ---------
SOUTH DAKOTA
South Dakota Building Auth. Lease Rev.                        5.25%         12/1/2010(2)       4,800       5,270
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
TENNESSEE (0.5%)
Blount County TN Public Building Auth.
 (Local Govt. Public Improvement Bonds) VRDO                  2.00%         11/1/2002          5,800       5,800
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                  5.40%          4/1/2011          3,465       3,614
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                  5.50%          4/1/2012          2,660       2,778
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                  5.50%          4/1/2013          4,495       4,658
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                 5.625%          4/1/2014          2,000       2,072
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                  5.75%          4/1/2019         13,000      13,172
Metro. Govt. of Nashville & Davidson County TN
  Water & Sewer Rev.                                          7.70%          1/1/2012(3)       5,000       6,391
Montgomery County TN Public Building Auth.
  Pooled Financial Rev. (Tennessee County
  Loan Pool) VRDO                                             2.00%         11/1/2002LOC       5,000       5,000
Shelby County TN GO                                          5.625%          4/1/2005(Prere.)  1,245       1,362
Shelby County TN GO                                           0.00%         12/1/2011         10,000       6,886
Shelby County TN GO                                          5.625%          4/1/2012          3,755       4,058
                                                                                                       ---------
                                                                                                          55,791
                                                                                                       ---------
TEXAS (11.8%)
Anderson County TX Rev. (Coffield Prison Farm)                5.50%     3/15/2003(2)(Prere.)   6,985       7,086
Anderson County TX Rev. (Coffield Prison Farm)                5.50%     3/15/2003(2)(Prere.)   5,590       5,671
Anderson County TX Rev. (Coffield Prison Farm)                5.50%     3/15/2003(2)(Prere.)   5,715       5,797
Austin TX Combined Util. System Rev.                          5.20%        11/15/2003(1)       3,360       3,481
Austin TX Combined Util. System Rev.                          5.75%        11/15/2003(4)       6,850       7,136
Austin TX Combined Util. System Rev.                          5.75%        11/15/2003(4)(ETM)    650         677
Austin TX Combined Util. System Rev.                          7.25%        11/15/2003(ETM)       395         418
Austin TX Combined Util. System Rev.                          5.30%         5/15/2004(1)       5,770       5,991
Austin TX Combined Util. System Rev.                          0.00%        11/15/2010(2)       5,000       3,628
Austin TX Combined Util. System Rev.                          0.00%        11/15/2011(2)      16,050      11,053
Austin TX Combined Util. System Rev.                          0.00%        11/15/2011(1)      18,100      12,464
Austin TX Combined Util. System Rev.                          0.00%         5/15/2018         25,215      11,635
Austin TX Combined Util. System Rev.                          0.00%         5/15/2019         28,160      12,165
Austin TX Independent School Dist. GO                         5.75%          8/1/2006(Prere.)  3,470       3,892
Austin TX Independent School Dist. GO                         5.75%          8/1/2012          1,530       1,689
Birdville TX Independent School Dist. GO                      5.75%         2/15/2003          3,015       3,050
Birdville TX Independent School Dist. GO                      5.75%         2/15/2003(ETM)     1,975       1,999
Board of Regents of the Univ. of Texas System Rev.
  Financing System                                           5.375%         8/15/2012          8,290       9,270
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   4.95%          4/1/2004         65,000      61,506
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.75%         11/1/2011         34,000      29,240
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.40%          5/1/2006         25,000      22,250
Brazos River Auth. Texas Rev. (Reliant Energy Inc.) PUT       5.20%         12/1/2018         23,900      23,731
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT                5.20%         5/15/2008         72,000      71,531
Carrollton TX Independent School Dist. GO                     6.00%         2/15/2009(Prere.)  2,760       3,194
Carrollton TX Independent School Dist. GO                     6.00%         2/15/2009(Prere.)  3,105       3,593
Dallas TX Civic Center Refunding & Improvement Rev.           4.80%         8/15/2011(1)      12,635      13,462
Dallas TX Civic Center Refunding & Improvement Rev.           4.90%         8/15/2012(1)      12,440      13,238
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Dallas TX Independent School Dist. GO                         5.60%         8/15/2003(Prere.)  2,220       2,289
Dallas TX Independent School Dist. GO                         5.70%         8/15/2003(Prere.)  1,230       1,269
Dallas TX Independent School Dist. GO                         5.70%         8/15/2003(Prere.)  1,180       1,218
Dallas TX Independent School Dist. GO                         5.30%         8/15/2005(Prere.)  3,780       4,114
Dallas TX Independent School Dist. GO                         5.40%         8/15/2005(Prere.)  7,890       8,609
Dallas TX Independent School Dist. GO                         5.50%         8/15/2005(Prere.) 18,300      20,018
Dallas TX Independent School Dist. GO                         5.30%         8/15/2008          1,220       1,313
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines) PUT              5.95%         11/1/2003         21,500      17,953
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines) PUT              6.05%         11/1/2005          6,250       3,063
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines) PUT              6.15%          5/1/2029         12,500       4,877
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002         10,650      10,650
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002          5,200       5,200
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                                            5.25%          7/1/2004          9,000       9,401
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                            1.95%         11/1/2002         57,215      57,215
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                  2.00%         11/1/2002(1)      23,300      23,300
Harris County TX Health Fac. Dev. Corp. Rev.
 (Young Men's Christian Assoc. of
  Greater Houston) VRDO                                       2.00%         11/1/2002LOC       1,200       1,200
Harris County TX Sports Auth. Rev.                            0.00%        11/15/2023          7,000       2,240
Harris County TX Sports Auth. Rev.                            0.00%        11/15/2025         11,000       3,144
Harris County TX Sports Auth. Rev.                            0.00%        11/15/2007         11,000       2,807
Harris County TX Sports Auth. Rev.                            0.00%        11/15/2031          7,570       1,542
Harris County TX Toll Road Rev.                               6.30%         8/15/2004(3)         840         860
Houston TX Airport System Rev.                                5.75%          7/1/2011(4)       6,560       7,247
Houston TX Airport System Rev.                                6.00%          7/1/2011(3)       4,200       4,624
Houston TX Airport System Rev.                               5.875%          7/1/2012(4)       7,015       7,783
Houston TX Airport System Rev.                                6.00%          7/1/2012(3)       4,460       4,960
Houston TX Airport System Rev.                               5.875%          7/1/2014(4)       5,000       5,492
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                 6.125%         7/15/2017          2,590       1,441
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                  6.75%          7/1/2021         56,000      31,363
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                  6.75%          7/1/2029         13,590       7,305
Houston TX GO                                                 7.00%          3/1/2008         48,405      57,879
Houston TX GO                                                 5.25%          3/1/2010          9,865      10,808
Houston TX GO                                                 5.25%          3/1/2011          6,000       6,556
Houston TX GO                                                 5.50%          3/1/2011(4)      11,935      13,410
Houston TX GO                                                 5.75%          3/1/2012(4)      12,555      14,300
Houston TX GO                                                 5.75%          3/1/2013(4)       4,300       4,866
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.25%        7/1/2005(4)(Prere.) 7,085       7,743
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.50%          9/1/2010(2)       9,155      10,366
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                5.375%          9/1/2012(2)       9,995      11,158
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                5.375%          9/1/2012(2)       4,460       4,979
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                5.375%          9/1/2013(2)      10,545      11,697
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.75%          9/1/2013(2)      13,840      15,792
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                5.375%          9/1/2014(2)       6,190       6,808
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                5.375%          9/1/2015(2)      10,750      11,707
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.75%          9/1/2016(2)       5,540       6,172
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 0.00%          9/1/2017(2)      13,760       6,633
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.75%          9/1/2017(2)       5,855       6,482
Houston TX Independent School Dist. GO                        0.00%         8/15/2015          5,355       2,941
Houston TX Water & Sewer System Rev.                          7.00%         12/1/2002(2)       4,125       4,143
Houston TX Water & Sewer System Rev.                          7.00%         12/1/2003(2)       3,100       3,275
Houston TX Water & Sewer System Rev.                          0.00%         12/1/2010(2)       5,000       3,619
Houston TX Water & Sewer System Rev.                          5.50%         12/1/2014(4)      22,500      25,049
Houston TX Water & Sewer System Rev.                          5.50%         12/1/2015(4)       7,250       7,990
Houston TX Water & Sewer System Rev.                          5.75%         12/1/2015(1)       3,315       3,393
Lower Colorado River Auth. TX Rev.                            5.00%          1/1/2008(4)(ETM)  2,520       2,777
Lower Colorado River Auth. TX Rev.                            5.50%         5/15/2010(4)       4,155       4,657
Lower Colorado River Auth. TX Rev.                            5.75%         5/15/2011(4)      14,200      16,095
Lower Colorado River Auth. TX Rev.                           5.375%         5/15/2012(1)       3,975       4,431
Lower Colorado River Auth. TX Rev.                           5.375%         5/15/2013(1)       3,000       3,323
Lower Colorado River Auth. TX Rev.                           5.375%         5/15/2014(1)       4,475       4,916
Lower Colorado River Auth. TX Rev.                           5.875%         5/15/2014(4)       5,000       5,678
Lower Colorado River Auth. TX Rev.                           5.875%         5/15/2015(4)      24,000      27,181
Lower Colorado River Auth. TX Rev.                           5.375%         5/15/2016(1)       2,000       2,161
Lower Colorado River Auth. TX Rev.                           5.375%         5/15/2017(1)       3,000       3,215
Lower Colorado River Auth. TX Rev.                           5.375%         5/15/2019(1)       3,000       3,171
Lower Colorado River Auth. TX Rev.                           5.375%         5/15/2020(1)       2,000       2,097
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                 5.25%          7/1/2010(4)       9,355      10,084
Matagorda County TX Navigation Dist. PCR
 (Reliant Energy Inc.) PUT                                    5.20%         11/1/2002          4,000       4,000
North Texas Health Fac. Dev.                                  5.75%         2/15/2010(1)       4,115       4,565
Sabine River Auth. TX PCR (Texas Util. Electric Co.) PUT      5.75%         11/1/2011          5,900       5,074
San Antonio TX Electric & Gas Rev.                            5.80%          2/1/2006          6,120       6,728
San Antonio TX Electric & Gas Rev.                            5.80%          2/1/2006(ETM)       345         378
San Antonio TX Electric & Gas Rev.                            5.80%          2/1/2006(ETM)     1,535       1,680
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2007(Prere.)    725         807
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2007(Prere.)    610         679
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2007(Prere.)  7,635       8,497
San Antonio TX Electric & Gas Rev.                            5.60%          2/1/2007(Prere.)    745         840
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2010          6,140       6,654
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2009(Prere.)  2,985       3,350
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2009(Prere.)  2,110       2,368
San Antonio TX Electric & Gas Rev.                            5.75%          2/1/2010(Prere.) 20,440      23,432
San Antonio TX Electric & Gas Rev.                            5.75%          2/1/2010(Prere.) 10,205      11,699
San Antonio TX Electric & Gas Rev.                            5.75%          2/1/2010(Prere.) 12,100      13,871
San Antonio TX Electric & Gas Rev.                            5.75%          2/1/2010(Prere.)  9,200      10,547
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2012          5,515       6,064
San Antonio TX Electric & Gas Rev.                            5.25%          2/1/2013          3,890       4,243
San Antonio TX Electric & Gas Rev.                           5.375%          2/1/2013         10,000      11,200
San Antonio TX Electric & Gas Rev.                           5.375%          2/1/2015          7,250       8,066
San Antonio TX Electric & Gas Rev.                           5.375%          2/1/2016         23,315      25,284
San Antonio TX Electric & Gas Rev.                           5.375%          2/1/2017         12,025      12,926
San Antonio TX Electric & Gas Rev.                           5.375%          2/1/2018          8,140       8,686
San Antonio TX Electric & Gas Rev.                           5.375%          2/1/2019         10,000      10,593
Tarrant County TX Health Resources                            5.75%         2/15/2013(1)       7,670       8,309
Texas GO                                                      8.00%         10/1/2007         50,000      61,528
Texas GO Public Finance Auth.                                 5.75%         10/1/2004(Prere.)  5,000       5,377
Texas GO Public Finance Auth.                                 5.75%         10/1/2004(Prere.)  8,625       9,276
Texas GO Public Finance Auth.                                 5.50%         10/1/2012         13,455      15,193
Texas GO Public Finance Auth.                                 5.50%         10/1/2013         19,175      21,528
Texas GO Public Finance Auth.                                5.375%         10/1/2014         21,310      23,688
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2010(2)      11,525       8,431
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2010(2)(ETM)    315         231
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2012          4,980       3,284
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2012(2)(ETM)    195         129
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2013(1)      11,500       7,139
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2014          5,600       3,269
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2014(1)(ETM)     65          38
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2015         10,000       5,482
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2017         11,700       5,665
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2017(1)(ETM)    130          64
Texas Public Finance Auth. Building Rev.                      6.80%          2/1/2003(1)       5,000       5,064
Texas TOB VRDO                                                1.95%         11/7/2002++       50,000      50,000
Tomball TX Hosp. Auth. Rev.                                   5.75%          7/1/2014          8,500       8,813
Tomball TX Hosp. Auth. Rev.                                   6.00%          7/1/2019          3,600       3,685
                                                                                                       ---------
                                                                                                       1,387,320
                                                                                                       ---------
UTAH (0.5%)
Intermountain Power Agency Utah Power Supply Rev.             5.25%          7/1/2009(1)(ETM)  5,180       5,651
Intermountain Power Agency Utah Power Supply Rev.             5.25%          7/1/2009(1)      36,060      39,339
Salt Lake City UT Building Auth. Lease Rev.                   5.90%      10/1/2004(1)(Prere.)  4,000       4,352
Utah GO VRDO                                                  1.80%         11/7/2002          6,400       6,400
Utah Muni. Finance Coop. Local Govt. Rev.                     0.00%          3/1/2010(4)       7,000       5,224
                                                                                                       ---------
                                                                                                          60,966
                                                                                                       ---------
VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.                     6.375%         10/1/2019          5,865       6,491
                                                                                                       ---------
VIRGINIA (0.4%)
Arlington County VA IDA Resource Recovery Rev.
 (Alexandria/Arlington Waste)                                5.375%          1/1/2012(4)       2,785       2,965
Chesapeake Bay Bridge & Tunnel Virginia                       5.40%          7/1/2005(3)       6,090       6,623
Virginia Beach VA Refunding & Public Improvement              5.25%          8/1/2010          9,690      10,720
Virginia Beach VA Refunding & Public Improvement              5.25%          8/1/2011          5,000       5,523
----------------------------------------------------------------------------------------------------------------

74

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Virginia Beach VA Refunding & Public Improvement              5.25%          8/1/2012          3,000       3,297
Virginia Beach VA Refunding & Public Improvement              5.25%          8/1/2013          1,750       1,923
Virginia College Building Auth. Educ. Fac. Rev.
  Public Higher Educ.                                         5.75%          9/1/2011          4,085       4,689
Virginia College Building Auth. Educ. Fac. Rev.
  Public Higher Educ.                                         5.75%          9/1/2012          4,310       4,918
Virginia Public School Auth. Rev.                             5.40%          6/1/2009          5,750       6,281
                                                                                                       ---------
                                                                                                          46,939
                                                                                                       ---------
WASHINGTON (1.1%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2015(1)      10,000       5,519
King County WA School Dist. GO                                6.00%         12/1/2002(Prere.)  5,000       5,068
King County WA School Dist. GO                                6.10%         12/1/2002(Prere.)  5,000       5,068
King County WA School Dist. GO                                5.50%         12/1/2016(3)       5,635       6,191
Seattle WA Power & Light Rev.                                 5.10%          5/1/2005         10,575      11,094
Seattle WA Power & Light Rev.                                 5.00%          7/1/2011          5,715       6,084
Seattle WA Water System Rev.                                  5.00%         12/1/2003          2,000       2,070
Seattle WA Water System Rev.                                  5.10%         12/1/2004          4,000       4,154
Snohomish County WA School Dist.                              6.50%         12/1/2011          5,825       7,078
Spokane WA Regional Solid Waste Management
  System Rev.                                                 6.50%          1/1/2008(2)       3,500       3,952
Spokane WA Regional Solid Waste Management
  System Rev.                                                 6.50%          1/1/2009(2)       3,000       3,425
Tacoma WA Electric System Rev.                                5.70%          1/1/2003(2)       5,785       5,824
Tacoma WA Electric System Rev.                                5.70%          1/1/2003(2)(ETM)  1,060       1,067
Washington GO                                                 6.00%          7/1/2003          5,200       5,348
Washington GO                                                 5.75%          5/1/2004(Prere.)     85          90
Washington GO                                                 5.00%          1/1/2010          4,705       5,072
Washington GO                                                 6.25%          2/1/2011          6,680       7,770
Washington GO                                                 5.50%          7/1/2011          6,755       7,565
Washington GO                                                 5.00%          1/1/2013          4,925       5,208
Washington GO                                                 5.70%         10/1/2015         10,000      11,440
Washington Health Care Fac. Auth.
 (Sisters of Providence)                                      6.00%         10/1/2003(2)       5,270       5,469
Washington Health Care Fac. Auth.
 (Sisters of Providence)                                      6.00%         10/1/2004(2)       5,515       5,930
Washington Health Care Fac. Auth.
 (Sisters of Providence)                                      6.00%         10/1/2005(2)       4,830       5,322
                                                                                                       ---------
                                                                                                         125,808
                                                                                                       ---------
WEST VIRGINIA (0.2%)
West Virginia Building Comm. Rev.                             5.25%          7/1/2008(1)       2,150       2,384
West Virginia GO                                              5.25%          6/1/2016(4)      10,000      10,734
West Virginia School Building Auth. Rev.                      5.30%          7/1/2009(2)       8,000       8,827
West Virginia State Road GO                                   5.75%          6/1/2013          5,000       5,639
                                                                                                       ---------
                                                                                                          27,584
                                                                                                       ---------
WISCONSIN (1.0%)
Green Bay WI PCR (Procter & Gamble)                           5.15%          5/1/2004          9,600      10,028
Wisconsin GO                                                  5.20%          5/1/2006(Prere.)  4,150       4,547
Wisconsin GO                                                  5.75%          5/1/2011(Prere.) 20,315      23,586
Wisconsin GO                                                  5.75%          5/1/2011(Prere.) 20,000      23,220
Wisconsin GO                                                  5.75%          5/1/2012         18,000      20,543
Wisconsin GO                                                  5.50%          5/1/2013(1)       7,000       7,957
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Wisconsin GO                                                  5.50%          5/1/2014(1)      18,000      20,434
Wisconsin GO                                                  5.50%          5/1/2015(1)      10,000      11,327
                                                                                                       ---------
                                                                                                         121,642
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $11,158,460)                                                                                  11,646,140
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                    217,920
Liabilities                                                                                            (151,182)
                                                                                                       ---------
                                                                                                         66,738
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                   $11,712,878
================================================================================================================

*See Note A in Notes to Financial Statements.
*Securities with an aggregate value of $16,263,000 have been segregated as initial margin for open futures contracts.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the value of this security was $50,000,000, representing 0.4% of net assets.
For key to abbreviations and other references, see page 109.

================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital--Note E                                             $11,258,709
Undistributed Net Investment Income                                          --
Overdistributed Net Realized Gains--Note E                               (5,093)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                 487,680
  Futures Contracts                                                     (28,418)
--------------------------------------------------------------------------------
NET ASSETS                                                          $11,712,878
================================================================================
Investor Shares--Net Assets
Applicable to 532,643,472 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $7,215,190
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $13.55
================================================================================
Admiral Shares--Net Assets
Applicable to 332,030,723 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $4,497,688
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $13.55
================================================================================
76

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
MUNICIPAL BONDS (99.5%)
----------------------------------------------------------------------------------------------------------------
ALABAMA (2.3%)
Jefferson County AL Sewer Rev. (Capital Improvement)          5.50%       2/1/2011(3)(Prere.) 45,000      51,527
Medical Clinic Board of Bessemer AL Rev.
 (Bessemer Carraway Hosp.)                                    7.25%          4/1/2015(1)       5,000       5,022
Medical Clinic Board of Montgomery AL Rev.
 (Jackson Hosp.)                                              6.00%          3/1/2006(2)       5,500       5,929
Mobile AL Water & Sewer Comm.                                 5.50%          1/1/2010(3)       4,000       4,314
                                                                                                       ---------
                                                                                                          66,792
                                                                                                       ---------
ALASKA (0.4%)
Anchorage AK Electric Rev.                                    8.00%         12/1/2009(1)       2,565       3,297
Anchorage AK Electric Rev.                                    8.00%         12/1/2010(1)       2,960       3,854
North Slope Borough AK GO                                     0.00%         6/30/2010(1)       4,000       2,941
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.85%         11/1/2002          1,500       1,500
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.95%         11/1/2002            900         900
                                                                                                       ---------
                                                                                                          12,492
                                                                                                       ---------
ARIZONA (3.2%)
Arizona State Univ. COP                                      5.375%          7/1/2013          2,905       3,267
Arizona State Univ. COP                                      5.375%          7/1/2014          4,340       4,836
Arizona State Univ. COP                                      5.375%          7/1/2015          4,905       5,408
Arizona State Univ. COP                                      5.375%          7/1/2016          5,345       5,844
Arizona State Univ. COP                                      5.375%          7/1/2017          4,460       4,836
Arizona State Univ. COP                                      5.375%          7/1/2018(1)       5,520       5,940
Arizona State Univ. COP                                      5.375%          7/1/2019(1)       2,285       2,440
Maricopa County AZ Rev. (Samaritan Health Service)            7.00%         12/1/2016(1)(ETM)  8,650      10,950
Mesa AZ Util. System Rev.                                     5.25%          7/1/2014(3)      10,000      11,175
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.75%          7/1/2015(3)       5,290       5,720
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.75%          7/1/2016(3)       5,595       6,023
Phoenix AZ Civic Improvement Corp. Airport Rev.              5.875%          7/1/2017(3)       5,915       6,406
Phoenix AZ Civic Improvement Corp. Airport Rev.              5.875%          7/1/2019(3)       6,630       6,977
Phoenix AZ Civic Improvement Corp. Airport Rev.              5.875%          7/1/2020(3)       6,770       7,266
Tucson AZ Water System Rev.                                   5.50%          7/1/2017(3)       4,850       5,379
                                                                                                       ---------
                                                                                                          92,467
                                                                                                       ---------
ARKANSAS (0.3%)
North Little Rock AR Electric Rev.                            6.50%          7/1/2010(1)       3,500       4,190
North Little Rock AR Electric Rev.                            6.50%          7/1/2015(1)       4,500       5,517
                                                                                                       ---------
                                                                                                           9,707
                                                                                                       ---------
CALIFORNIA (4.8%)
Alameda CA Corridor Transp. Auth. Rev.                        0.00%         10/1/2030(1)      22,625       5,029
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                                        5.75%          7/1/2015(1)       8,205       9,186
California Infrastructure & Econ. Dev. Bank Rev. VRDO         1.95%         11/1/2002(2)       1,800       1,800
California RAN FR                                            1.716%         11/7/2002         10,000      10,003
California RAN FR                                            1.766%         11/7/2002         20,000      20,000
MSR California Public Power Agency (San Juan Project)        6.125%          7/1/2013(2)       9,000      10,777
MSR California Public Power Agency (San Juan Project)         6.75%          7/1/2020(1)(ETM) 12,895      15,803
Modesto CA Irrigation Dist. Finance Auth. Rev.
 (Woodland Project)                                           6.50%         10/1/2022(2)(ETM) 20,225      24,661
Sacramento CA Muni. Util. Dist. Rev.                          6.50%          9/1/2013(1)       8,895      10,728
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.   0.00%         1/15/2032(1)      70,150      14,755
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.   0.00%         1/15/2034(1)       8,135       1,533
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                              0.00%         1/15/2036(1)       5,000         845
Santa Clara CA Redev. Agency (Bayshore North)                 7.00%          7/1/2010(2)       2,000       2,404
Santa Rosa CA Waste Water Rev.                                6.00%          9/1/2015(3)       5,000       5,870
Ukiah CA Electric Rev.                                        6.25%          6/1/2018(1)       6,330       7,640
                                                                                                       ---------
                                                                                                         141,034
                                                                                                       ---------
COLORADO (5.0%)
Colorado Springs CO Util. System Rev.                        5.375%        11/15/2016(2)      12,790      14,010
Colorado Springs CO Util. System Rev.                        5.375%        11/15/2017(2)       5,000       5,434
Colorado Springs CO Util. System Rev.                        5.375%        11/15/2018(2)      10,000      10,784
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2008(1)      14,355      11,678
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2009(1)      16,500      12,749
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2015(1)       5,795       3,181
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2019(1)       8,000       3,405
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2024(1)      17,000       5,222
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2025(1)       4,900       1,423
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2029(1)      23,500       5,451
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2030(1)      20,000       4,382
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2032(1)      41,000       8,036
E-470 Public Highway Auth. Colorado Rev.                      5.75%          9/1/2035(1)       9,750      10,569
Northern Colorado Water Conservation Dist. Rev.               6.50%         12/1/2012(2)      20,575      23,851
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation                   0.00%         6/15/2018(4)       5,960       3,971
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation                   0.00%         6/15/2021(2)      15,000       9,932
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation                   0.00%         6/15/2025(4)      16,000      10,504
                                                                                                       ---------
                                                                                                         144,582
                                                                                                       ---------
CONNECTICUT (0.7%)
Connecticut GO                                               5.125%        11/15/2016         10,000      10,714
Connecticut GO                                               5.125%        11/15/2017          5,000       5,311
Connecticut GO                                               5.125%        11/15/2018          5,000       5,272
                                                                                                       ---------
                                                                                                          21,297
                                                                                                       ---------
DELAWARE (0.5%)
Delaware Health Fac. Auth. (Delaware Medical Center)          7.00%         10/1/2015(1)       6,000       6,477
Dover DE Electric Rev.                                        6.10%          7/1/2011(3)       2,000       2,053
Dover DE Electric Rev.                                        5.75%          7/1/2015(3)       5,225       5,357
                                                                                                       ---------
                                                                                                          13,887
                                                                                                       ---------
FLORIDA (4.8%)
Broward County FL Airport System Rev.                         5.25%         10/1/2010(1)      11,365      12,240
Davie FL Water & Sewer Rev.                                  6.375%         10/1/2012(2)       2,620       3,178
Miami-Dade County FL School Board COP                         6.00%         10/1/2017(4)       5,765       6,530
Orange County FL Health Fac. Auth. Rev.
 (Adventist Sunbelt Group)                                    6.25%        11/15/2010(2)       4,000       4,478
Orlando & Orange County FL Expressway Auth.                   8.25%          7/1/2013(3)       9,695      13,246
Orlando & Orange County FL Expressway Auth.                   8.25%          7/1/2016(3)*     12,295      17,250
Palm Beach County FL Criminal Justice Fac. Rev.               7.20%          6/1/2014(3)      16,300      21,006
Palm Beach County FL Criminal Justice Fac. Rev.               7.20%          6/1/2015(3)       4,000       5,181
Sarasota County FL Public Hosp. Rev.
 (Sarasota Memorial Hosp.)                                    5.75%         10/1/2017(1)      14,500      16,159
Sunshine State FL Govt. Financing Comm. Rev. VRDO             1.80%         11/7/2002(2)       4,500       4,500
----------------------------------------------------------------------------------------------------------------

78

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Tampa FL Util. Rev.                                           6.75%         10/1/2010(2)       9,330      11,396
Tampa FL Util. Rev.                                           6.75%         10/1/2011(2)       9,965      12,349
Tampa FL Util. Rev.                                           6.75%         10/1/2012(2)      10,635      13,337
                                                                                                       ---------
                                                                                                         140,850
                                                                                                       ---------
GEORGIA (3.2%)
Atlanta GA Water & Wastewater Rev.                            5.50%         11/1/2015(3)       8,500       9,681
Atlanta GA Water & Wastewater Rev.                            5.50%         11/1/2016(3)       7,000       7,948
Atlanta GA Water & Wastewater Rev.                            5.50%         11/1/2017(3)       8,000       9,053
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.00%         11/1/2002          2,100       2,100
Dalton County GA Dev. Auth.
 (Hamilton Health Care System)                                5.50%         8/15/2006(1)      12,000      13,022
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                              5.70%          7/1/2013(1)       5,000       5,501
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                              5.75%          7/1/2014(1)       5,000       5,498
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                              5.75%          7/1/2015(1)       3,680       4,009
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                              5.50%          7/1/2020(1)      24,740      25,635
Henry County GA School Dist. GO                               6.45%          8/1/2011(1)       4,000       4,719
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
 (Mercer Univ.)                                               6.50%         11/1/2015(1)(ETM)  5,000       6,102
                                                                                                       ---------
                                                                                                          93,268
                                                                                                       ---------
HAWAII (3.8%)
Hawaii Airport System Rev.                                    6.35%          7/1/2007(1)       8,000       8,379
Hawaii Airport System Rev.                                    5.75%          7/1/2016(3)      16,245      17,567
Hawaii Airport System Rev.                                    5.75%          7/1/2017(3)      12,175      13,076
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)   4.95%          4/1/2012(1)      15,000      16,268
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)   5.65%         10/1/2007(1)       9,750      10,262
Hawaii GO                                                    5.875%       9/1/2009(4)(Prere.)  5,110       5,977
Hawaii Highway Rev.                                           5.25%          7/1/2011          1,150       1,265
Honolulu HI City & County GO                                  8.00%         10/1/2010(ETM)     2,305       3,019
Honolulu HI City & County GO                                  8.00%         10/1/2010          8,695      11,194
Univ. of Hawaii Univ. System Rev.                             5.50%         7/15/2018(3)       2,300       2,502
Univ. of Hawaii Univ. System Rev.                             5.50%         7/15/2029(3)      21,000      22,045
                                                                                                       ---------
                                                                                                         111,554
                                                                                                       ---------
ILLINOIS (8.1%)
Chicago IL Board of Educ. GO                                  5.50%         12/1/2031(3)       7,000       7,287
Chicago IL GO                                                 6.75%      7/1/2010(3)(Prere.)  40,000      49,131
Chicago IL GO                                                 0.00%          1/1/2020(1)       5,000       3,261
Chicago IL GO                                                 0.00%          1/1/2022(1)       5,000       3,248
Chicago IL GO                                                 0.00%          1/1/2024(1)       9,490       6,131
Chicago IL GO                                                 0.00%          1/1/2025(1)       5,000       3,223
Chicago IL GO                                                 0.00%          1/1/2028(1)      10,805       6,917
Chicago IL Midway Airport Rev.                                5.50%          1/1/2014(4)       6,410       6,867
Chicago IL Midway Airport Rev.                                5.50%          1/1/2015(4)       4,760       5,059
Chicago IL Midway Airport Rev.                                5.50%          1/1/2016(4)       7,135       7,528
Chicago IL Midway Airport Rev.                                5.50%          1/1/2017(4)       7,525       7,883
Chicago IL Midway Airport Rev.                                5.50%          1/1/2018(4)       7,940       8,270
Chicago IL Neighborhoods Alive GO                             5.50%          1/1/2036(3)       4,950       5,149
Chicago IL Neighborhoods Alive GO                             5.75%          1/1/2040(3)       6,250       6,694
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Chicago IL O'Hare International Airport Rev.                  5.50%          1/1/2015(2)      10,000      10,609
Chicago IL Public Building Comm. GO                           7.00%          1/1/2020(1)(ETM) 21,500      27,463
Chicago IL Water Rev.                                         5.75%         11/1/2030(2)      12,000      13,585
Cook County IL GO                                             7.25%         11/1/2007(1)       6,000       7,060
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)          7.40%         12/1/2024(1)      14,000      15,713
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO       1.85%         11/7/2002LOC         800         800
Illinois Health Fac. Auth. Rev.
 (Univ. of Chicago Hosp. & Health Systems) VRDO               2.00%         11/1/2002(1)       1,695       1,695
Illinois Regional Transp. Auth.
 (Cook, Du Page, and Kane Counties) GO                        7.20%         11/1/2020(2)      24,000      31,206
                                                                                                       ---------
                                                                                                         234,779
                                                                                                       ---------
INDIANA (0.5%)
Indiana Muni. Power Agency Rev.                              6.125%          1/1/2013(1)(ETM) 13,250      15,389
                                                                                                       ---------
KANSAS (0.7%)
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         10,000      10,000
Kansas Health System Dev. Auth. (St. Luke Mission)           5.375%        11/15/2016(1)       3,000       3,145
Kansas Health System Dev. Auth. (St. Luke Mission)           5.375%        11/15/2016(1)       6,300       6,605
                                                                                                       ---------
                                                                                                          19,750
                                                                                                       ---------
KENTUCKY (2.4%)
Jefferson County KY Health Fac. Rev.
 (Jewish Hosp. Health)                                        5.75%          1/1/2006(2)       3,000       3,170
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
 (Baptist Healthcare) VRDO                                    2.00%         11/1/2002(1)       2,300       2,300
Kentucky Property & Building Comm. Rev.                       5.00%          8/1/2003(4)       2,785       2,854
Louisville & Jefferson County KY Metro. Sewer Dist.           6.00%         5/15/2031(3)      51,960      58,605
Louisville & Jefferson County KY Metro. Sewer Dist.           5.75%         5/15/2033(3)       2,335       2,534
                                                                                                       ---------
                                                                                                          69,463
                                                                                                       ---------
LOUISIANA (1.1%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.    6.75%         12/1/2006(3)       5,040       5,060
New Orleans LA GO                                             0.00%          9/1/2010(2)       8,500       6,218
New Orleans LA GO                                             0.00%          9/1/2011(2)      10,475       7,275
New Orleans LA GO                                             0.00%          9/1/2013(2)       9,000       5,593
Ouachita Parish LA Hosp. Service
 (Glenwood Medical Center)                                    5.70%         5/15/2016(4)       4,900       5,283
Ouachita Parish LA Hosp. Service
 (Glenwood Medical Center)                                    5.75%         5/15/2021(4)       2,950       3,124
                                                                                                       ---------
                                                                                                          32,553
                                                                                                       ---------
MARYLAND (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                                            5.25%         8/15/2038(4)      30,000      31,139
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           7.00%          7/1/2022(3)      12,025      15,295
                                                                                                       ---------
                                                                                                          46,434
                                                                                                       ---------
MASSACHUSETTS (5.1%)
Massachusetts College Building Auth. Rev.                     0.00%          5/1/2017(1)       7,460       3,745
Massachusetts GO                                              7.00%          7/1/2009(3)(ETM) 22,250      26,626
Massachusetts GO                                              5.75%         6/15/2014         10,000      11,284
Massachusetts GO                                              5.50%         11/1/2019         14,155      15,308
Massachusetts GO                                              5.50%         11/1/2020         19,275      20,685
Massachusetts GAN                                             5.75%         6/15/2012         10,000      11,434
Massachusetts GAN                                             5.75%         6/15/2013         10,000      11,359
----------------------------------------------------------------------------------------------------------------

80
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston College)                                             6.75%          7/1/2011(3)         210         213
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.) VRDO                                         1.70%         11/6/2002          4,900       4,900
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Lahey Clinic Medical Center)                                7.85%          7/1/2003(1)       3,000       3,118
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Massachusetts General Hosp.)                                6.25%          7/1/2012(2)      19,150      22,489
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts) VRDO                                1.75%         11/6/2002LOC       1,500       1,500
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                           5.25%          7/1/2014(1)      11,135      12,226
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/6/2002(3)       2,200       2,200
                                                                                                       ---------
                                                                                                         147,087
                                                                                                       ---------
MICHIGAN (3.8%)
Detroit MI Sewage Disposal System VRDO                        1.85%         11/7/2002(3)       2,200       2,200
Detroit MI Sewer System Rev.                                  5.45%          7/1/2007(3)(ETM)  6,850       7,610
Detroit MI Sewer System Rev.                                  5.75%        1/1/2010(3)(Prere.) 5,000       5,767
Detroit MI Sewer System Rev.                                  6.00%        1/1/2010(3)(Prere.)11,695      13,673
Detroit MI Water Supply System                                5.50%          7/1/2033(3)      22,000      23,082
Detroit MI Water Supply System VRDO                           1.80%         11/7/2002(3)       5,500       5,500
Michigan Strategic Fund (Detroit Edison)                      7.00%         7/15/2008(1)      18,375      22,045
Monroe County MI Econ. Dev. Corp. (Detroit Edison)            6.95%          9/1/2022(3)      25,000      31,765
                                                                                                       ---------
                                                                                                         111,642
                                                                                                       ---------
MINNESOTA (1.8%)
Minneapolis & St. Paul MN Metro. Airport                      5.20%          1/1/2024(2)       8,000       8,146
St. Cloud MN Health Care Rev.
 (St. Cloud Hosp. Obligation Group)                           5.75%          5/1/2006(4)      37,665      40,185
St. Cloud MN Health Care Rev.
 (St. Cloud Hosp. Obligation Group)                          5.875%          5/1/2030(4)       2,500       2,698
                                                                                                       ---------
                                                                                                          51,029
                                                                                                       ---------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Lester Cox Medical Center)                                  5.25%          6/1/2015(1)       5,000       5,504
                                                                                                       ---------
NEBRASKA (0.4%)
Nebraska Public Power Dist. Rev.                              0.00%          1/1/2008(1)      15,000      12,494
                                                                                                       ---------
NEVADA (0.2%)
Clark County NV GO                                            6.50%          6/1/2017(2)       5,000       6,133
                                                                                                       ---------
NEW HAMPSHIRE (0.4%)
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                    5.40%         12/1/2002         12,000      12,022
                                                                                                       ---------
NEW JERSEY (7.5%)
Atlantic County NJ Public Fac. COP                            7.40%          3/1/2012(3)       4,335       5,530
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.           6.25%          8/1/2014(1)      10,185      12,295
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.           6.25%          8/1/2015(1)      10,820      13,075
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)           5.875%          5/1/2015(4)      10,000      11,259
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                   5.25%          7/1/2015(1)       5,750       6,132
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Clares Riverside Medical Center)                        5.75%          7/1/2014(1)       3,000       3,139
New Jersey Health Care Fac. Financing Auth. Rev.
 (Virtua Health)                                              5.25%          7/1/2014(4)      10,685      11,455
New Jersey Sports & Exposition Auth. Rev.                     6.50%          3/1/2013(1)      18,795      22,503
New Jersey Transit Corp. Capital GAN                          5.50%          2/1/2010(2)      64,260      64,786
New Jersey Transit Corp. Capital GAN                          5.50%          2/1/2011(2)      22,315      22,510
New Jersey Turnpike Auth. Rev.                                6.50%          1/1/2013(1)      30,000      36,493
New Jersey Turnpike Auth. Rev.                                6.50%          1/1/2016(1)       5,000       6,081
New Jersey Turnpike Auth. Rev. VRDO                           1.75%         11/6/2002(3)LOC    3,900       3,900
                                                                                                       ---------
                                                                                                         219,158
                                                                                                       ---------
NEW MEXICO (1.4%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)       6.375%          8/1/2007(1)       4,000       4,124
Farmington NM Util. System Rev.                               5.75%         5/15/2013(3)(ETM)  1,500       1,532
New Mexico Highway Comm. Tax Rev.                             5.25%         6/15/2010          7,750       8,606
New Mexico Highway Comm. Tax Rev.                             5.25%         6/15/2012         19,720      21,747
New Mexico Highway Comm. Tax Rev.                             6.00%         6/15/2015          3,000       3,425
                                                                                                       ---------
                                                                                                          39,434
                                                                                                       ---------
NEW YORK (8.8%)
Long Island NY Power Auth. Electric System Rev.               0.00%          6/1/2013(4)      17,500      11,354
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                    6.00%          4/1/2020(1)(ETM) 18,000      21,145
New York City NY GO VRDO                                      1.90%         11/1/2002(1)       1,400       1,400
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.95%         11/1/2002(3)         725         725
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              2.00%         11/1/2002(3)       4,400       4,400
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                  5.375%         6/15/2016         31,265      34,044
New York City NY Transitional Finance Auth. Rev.              5.50%         11/1/2013         25,485      29,016
New York City NY Transitional Finance Auth. Rev.              5.50%         11/1/2014         27,510      30,932
New York City NY Transitional Finance Auth. Rev. VRDO         1.80%         11/7/2002          5,800       5,800
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/7/2002            900         900
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/7/2002          1,200       1,200
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/7/2002          1,800       1,800
New York City NY Transitional Finance Auth. Rev. VRDO         1.80%         11/6/2002         10,000      10,000
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                 4.70%         11/1/2008(1)       6,645       7,188
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                 4.80%         11/1/2009(1)      12,815      13,861
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                 4.90%         11/1/2010(1)       4,255       4,581
New York State Medical Care Fac. Finance Agency Rev.
 (Mental Health Services)                                     6.00%         8/15/2015(1)         195         213
New York State Thruway Auth. Rev. (Service Contract)          5.75%       4/1/2010(2)(Prere.)  2,500       2,898
New York State Thruway Auth. Rev. (Service Contract)          5.75%       4/1/2010(2)(Prere.)  4,000       4,637
New York State Thruway Auth. Rev. (Service Contract)          5.75%       4/1/2010(2)(Prere.)  4,000       4,637
New York State Thruway Auth. Rev. (Service Contract)          5.25%          4/1/2017          4,200       4,461
New York State Thruway Auth. Rev. (Service Contract)          5.25%          4/1/2018          7,275       7,674
New York State Thruway Auth. Rev. (Service Contract)          5.25%          4/1/2019         14,125      14,799
Suffolk County NY Water Auth. Rev.                            5.75%          6/1/2013(2)       7,345       7,513
----------------------------------------------------------------------------------------------------------------

82
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Triborough Bridge & Tunnel Auth. New York Rev.                6.00%        1/1/2003(2)(Prere.)   260         268
Triborough Bridge & Tunnel Auth. New York Rev.                5.20%          1/1/2022(Prere.)  9,250       9,769
Triborough Bridge & Tunnel Auth. New York Rev.                5.25%          1/1/2022(Prere.) 12,325      13,094
Triborough Bridge & Tunnel Auth. New York Rev.                5.50%          1/1/2022(Prere.)  7,000       7,651
                                                                                                       ---------
                                                                                                         255,960
                                                                                                       ---------
NORTH CAROLINA (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)          5.25%         10/1/2017(1)      13,750      14,672
                                                                                                       ---------
NORTH DAKOTA (0.3%)
Mercer County ND PCR (Basin Electric Power)                   6.05%          1/1/2019(2)       9,500      10,262
                                                                                                       ---------
OHIO (1.8%)
Cleveland OH School Dist. GO                                 5.875%      12/1/2002(3)(Prere.)  4,720       4,831
Cuyahoga County OH Hosp.
  Refunding & Improvement Rev. (Univ. Hosp.)                 5.625%         1/15/2021(1)      11,480      12,007
Franklin County OH Convention Center Rev.                     0.00%         12/1/2006(1)       4,355       3,884
Hamilton County OH Hosp. Fac. Rev.
 (Health Alliance of Greater Cincinnati) VRDO                 1.84%         11/7/2002(1)       1,600       1,600
Kent State Univ. OH VRDO                                      1.80%         11/7/2002(1)      13,200      13,200
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.90%         11/1/2002(LOC)       300         300
Ohio GO                                                      7.625%          8/1/2009          4,345       5,455
Ohio GO VRDO                                                  1.80%         11/7/2002          4,600       4,600
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO       1.90%         11/7/2002          5,200       5,200
Ohio Housing Finance Agency Mortgage Rev. VRDO                1.95%         11/7/2002          1,200       1,200
                                                                                                       ---------
                                                                                                          52,277
                                                                                                       ---------
OREGON (1.2%)
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
 (Lewis & Clark College)                                      6.00%         10/1/2013(1)       2,250       2,450
Oregon State Dept. Administrative Services                    6.00%       5/1/2010(2)(Prere.)  6,190       7,278
Oregon State Dept. Administrative Services                    6.00%       5/1/2010(2)(Prere.)  6,565       7,719
Oregon State Dept. Administrative Services                    6.00%       5/1/2010(2)(Prere.)  3,175       3,733
Portland OR Sewer System Rev.                                 5.50%          6/1/2017(1)      14,250      15,221
                                                                                                       ---------
                                                                                                          36,401
                                                                                                       ---------
PENNSYLVANIA (5.2%)
Allegheny County PA Airport Rev.
 (Pittsburgh International Airport)                           5.75%          1/1/2013(1)       4,000       4,512
Armstrong County PA Hosp. Auth. Rev.                          6.25%          6/1/2013(2)      18,400      18,827
Dauphin County PA General Auth. Health System Rev.
 (Pinnacle Health)                                            5.50%         8/15/2028(1)       9,415      10,228
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System) VRDO                    1.90%         11/1/2002            200         200
Pennsylvania Convention Center Auth. Rev.                     6.70%          9/1/2016(3)(ETM)  9,970      12,348
Pennsylvania Convention Center Auth. Rev.                     6.00%          9/1/2019(3)(ETM) 10,000      11,848
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                 5.875%        11/15/2016(1)      10,000      10,887
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                 5.875%        11/15/2016(1)      10,000      10,887
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Carnegie Mellon Univ.) VRDO                                 1.95%         11/1/2002            900         900
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (State System of Higher Educ.) VRDO                          5.50%          7/1/2015         20,805      23,321
----------------------------------------------------------------------------------------------------------------

                                                                              83
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
Philadelphia PA Water & Waste Water Rev.                      7.00%         6/15/2010(3)      15,000      18,384
Philadelphia PA Water & Waste Water Rev.                      7.00%         6/15/2011(3)      16,500      20,543
Pittsburgh PA Water & Sewer Auth. Rev.                        7.25%          9/1/2014(3)(ETM)  5,000       6,211
South Fork PA Hosp. Auth. Rev.
 (Conemaugh Valley Hosp.) VRDO                                1.99%         11/1/2002(1)       1,300       1,300
                                                                                                       ---------
                                                                                                         150,396
                                                                                                       ---------
SOUTH CAROLINA (1.0%)
South Carolina Public Service Auth. Rev.                      5.00%          1/1/2016         10,000      10,596
South Carolina Public Service Auth. Rev.                      5.00%          1/1/2018          5,000       5,210
South Carolina Public Service Auth. Rev.                      6.25%          1/1/2022(2)      13,000      14,411
                                                                                                       ---------
                                                                                                          30,217
                                                                                                       ---------
SOUTH DAKOTA (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
 (McKennan Hosp.)                                            7.625%      1/1/2008 (1)(Prere.) 10,065      12,148
                                                                                                       ---------
TENNESSEE (1.4%)
Metro. Govt. of Nashville & Davidson County TN GO            5.50%      10/15/2014(3)(Prere.) 16,950      19,452
Metro. Govt. of Nashville & Davidson County TN
  Health & Educ. Fac. Board Rev.
 (Meharry Medical College)                                    6.00%         12/1/2012(2)       3,405       4,021
Shelby County TN GO                                           5.25%          4/1/2015         12,750      13,688
Tennessee Health, Educ. & Housing Fac.
 (Methodist Health System)                                    5.50%          8/1/2012(1)(ETM)  1,685       1,910
Tennessee Health, Educ. & Housing Fac.
 (Methodist Health System)                                    5.50%          8/1/2012            815         859
                                                                                                       ---------
                                                                                                          39,930
                                                                                                       ---------
TEXAS (10.8%)
Austin TX Combined Util. System Rev.                          5.75%     11/15/2002(2)(Prere.) 10,000      10,016
Dallas-Fort Worth TX International Airport Rev.               5.75%         11/1/2015(3)      10,000      10,917
Harris County TX GO                                           0.00%         10/1/2015(1)      17,545       9,580
Harris County TX GO VRDO                                      1.80%         11/6/2002         29,930      29,930
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002            500         500
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                  2.00%         11/1/2002(1)       2,100       2,100
Harris County TX Hosp. Dist. Rev.                             6.00%         2/15/2013(1)      12,910      14,494
Houston TX GO                                                5.375%          3/1/2013(4)       6,500       7,186
Houston TX GO                                                5.375%          3/1/2015(4)       6,485       7,044
Houston TX GO                                                 5.50%          3/1/2015(4)       8,440       9,254
Houston TX GO                                                5.375%          3/1/2016(4)       4,210       4,542
Houston TX GO                                                 5.50%          3/1/2016(4)       5,235       5,701
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 0.00%          9/1/2020(2)      16,695       6,603
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 0.00%          9/1/2029(2)      23,565       5,424
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 0.00%          9/1/2030(2)      12,940       2,812
Houston TX Water & Sewer System Rev.                          5.50%         12/1/2016(4)       7,000       7,659
Houston TX Water & Sewer System Rev.                         5.375%         12/1/2007(3)      20,000      20,508
Houston TX Water & Sewer System Rev.                         5.375%         12/1/2007(3)      17,000      17,432
Houston TX Water Conveyance System COP                        6.80%        12/15/2010(2)       5,490       6,660
Lower Colorado River Auth. TX Rev.                            6.00%         5/15/2013(4)      12,500      14,247
----------------------------------------------------------------------------------------------------------------

84

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Lower Colorado River Auth. TX Rev.                           5.875%         5/15/2015(4)       8,000       9,060
Lower Colorado River Auth. TX Rev.                           5.625%        1/1/2015(4)(Prere.) 3,055       3,504
Northeast Texas Hosp. Auth. (Northeast Medical Center)        6.00%         5/15/2009(4)       3,945       4,476
Northeast Texas Hosp. Auth. (Northeast Medical Center)        6.00%         5/15/2010(4)       2,000       2,277
Northeast Texas Hosp. Auth. (Northeast Medical Center)       5.625%         5/15/2017(4)       7,425       7,859
Northeast Texas Hosp. Auth. (Northeast Medical Center)       5.625%         5/15/2022(4)       7,110       7,464
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2014         34,585      20,191
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2014(1)(ETM)    415         244
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2015(1)(ETM)    185         102
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2015         16,815       9,217
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2016(1)ETM      150          78
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2016         13,500       6,957
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2017         19,780       9,577
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2017(1)(ETM)    220         108
Texas Water Dev. Board GO                                     5.75%          8/1/2006          5,595       5,987
Texas Water Dev. Board GO                                     5.75%          8/1/2032         10,380      11,080
Texas Water Finance Assistance GO                             5.50%          8/1/2024          7,850       8,131
Texas Turnpike Auth. Dallas Northway Rev.
 (President George Bush Turnpike)                             0.00%          1/1/2010(2)       6,000       4,505
Texas Water Dev. Board Rev.                                   5.50%         7/15/2021          9,825      10,243
                                                                                                       ---------
                                                                                                         313,669
                                                                                                       ---------
UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev.             5.75%          7/1/2019(1)      23,000      25,411
                                                                                                       ---------
VIRGINIA (0.6%)
Metro. Washington Airports Auth. Airport System Rev.         5.625%         10/1/2013          4,050       4,476
Metro. Washington Airports Auth. Airport System Rev.          5.75%         10/1/2014          5,270       5,872
Metro. Washington Airports Auth. Airport System Rev.          5.75%         10/1/2015          5,585       6,157
                                                                                                       ---------
                                                                                                          16,505
                                                                                                       ---------
WASHINGTON (1.3%)
Chelan County WA Public Util.
  Chelan Hydro Consolidated System Rev.                       6.05%          7/1/2032(1)+     19,440      21,096
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2009(1)      10,950       8,486
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2015(1)      12,585       6,946
                                                                                                       ---------
                                                                                                          36,528
                                                                                                       ---------
WEST VIRGINIA (1.0%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)    7.00%          7/1/2011(1)(ETM)  7,325       9,177
West Virginia Building Comm. Rev. (Jail & Correction Fac.)    7.00%          7/1/2012(1)(ETM)  7,840       9,933
West Virginia Hosp. Finance Auth. Rev.
 (Charleston Medical Center)                                  5.75%          9/1/2013(1)       8,000       8,832
                                                                                                       ---------
                                                                                                          27,942
                                                                                                       ---------
WYOMING (0.1%)
Lincoln County WY PCR (Exxon) VRDO                            1.95%         11/1/2002          1,500       1,500
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $2,645,078)                                                                                    2,894,619
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON              DATE          (000)       (000)
================================================================================================================
OTHER ASSETS AND LIABILITIES (0.5%)
----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                     44,438
Liabilities                                                                                             (29,160)
                                                                                                       ---------
                                                                                                          15,278
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                    $2,909,897
================================================================================================================

*See Note A in Notes to Financial Statements.
*Securities with an aggregate value of $7,008,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 109.

================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital--Note E                                              $2,676,552
Undistributed Net Investment Income                                          --
Overdistributed Net Realized Gains--Note E                               (8,149)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                 249,541
  Futures Contracts                                                      (8,047)
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,909,897
================================================================================
Investor Shares--Net Assets
Applicable to 151,830,436 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $1,950,853
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $12.85
================================================================================
Admiral Shares--Net Assets
Applicable to 74,640,242 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)    $959,044
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $12.85
================================================================================
86

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
MUNICIPAL BONDS (98.4%)
----------------------------------------------------------------------------------------------------------------
ALASKA (0.8%)
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.85%         11/1/2002          3,050       3,050
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.85%         11/1/2002          4,300       4,300
Valdez AK Marine Terminal Rev.
 (ExxonMobil Pipeline Co.) VRDO                               1.85%         11/1/2002            600         600
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO      1.95%         11/1/2002          8,600       8,600
                                                                                                       ---------
                                                                                                          16,550
                                                                                                       ---------
ARIZONA (1.2%)
Arizona School Fac. Board Rev. (State School Improvement)     5.50%          7/1/2017          9,610      10,509
Arizona Transp. Board Highway Rev.                            5.25%          7/1/2021+         5,000       5,211
Scottsdale AZ IDA (Memorial Hosp.)                            6.00%          9/1/2012(2)       4,000       4,533
Scottsdale AZ IDA (Memorial Hosp.)                           6.125%          9/1/2017(2)       4,700       5,401
                                                                                                       ---------
                                                                                                          25,654
                                                                                                       ---------
CALIFORNIA (9.1%)
Anaheim CA Public Finance Auth. Lease Rev.                    6.00%          9/1/2013(4)       7,000       8,336
Anaheim CA Public Finance Auth. Lease Rev.                    6.00%          9/1/2014(4)       2,500       2,978
California Dept. of Veteran Affairs Rev.                      5.45%         12/1/2019(2)       5,330       5,656
California GO                                                 6.25%          9/1/2012          5,000       5,911
California GO                                                 6.00%          4/1/2018          5,000       5,833
California Health Fac. Finance Auth. Rev.
 (Cedars-Sinai Medical Center)                                6.25%         12/1/2034          5,000       5,317
California Pollution Control Financing Auth.
  Solid Waste Disposal Rev. (Shell Oil Co.-Martinez) VRDO     2.00%         11/1/2002          5,000       5,000
California Public Works Board Lease Rev.
 (Community College)                                         5.625%          3/1/2016(2)      11,370      12,494
California RAN FR                                            1.716%         11/7/2002         10,000      10,003
California RAN FR                                            1.766%         11/7/2002         15,000      15,000
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                      5.10%         5/17/2010         10,000      10,562
Foothill/Eastern Corridor Agency California Toll Road Rev.    0.00%          1/1/2028(ETM)    24,000       6,481
Fresno CA Sewer Rev.                                          6.25%          9/1/2010(2)       6,395       7,615
Los Angeles CA Dept. of Water & Power Rev.                    5.25%          7/1/2015          5,140       5,567
Los Angeles CA Dept. of Water & Power Rev. VRDO               1.90%         11/1/2002            600         600
Los Angeles CA Dept. of Water & Power Rev. VRDO               1.95%         11/1/2002          1,100       1,100
Los Angeles CA Harbor Dept. Rev.                              5.50%          8/1/2015(2)       4,670       5,027
Los Angeles County CA Public Works Financing Auth. Rev.       5.50%         10/1/2011          5,000       5,589
Los Angeles County CA Public Works Financing Auth. Rev.       5.50%         10/1/2012          6,750       7,512
San Bernardino CA Medical Center COP                          5.50%          8/1/2024(1)      11,295      11,826
San Bernardino CA Medical Center COP                         6.875%          8/1/2024(ETM)    18,000      22,404
San Diego CA Unified School Dist. GO                          0.00%          7/1/2012(3)       5,420       3,613
San Diego CA Unified School Dist. GO                          0.00%          7/1/2013(3)       7,160       4,496
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2017(1)       6,570       6,949
San Francisco CA City & County International Airport Rev.     5.50%          5/1/2018(1)       6,945       7,306
Southern California Public Power Auth. Rev.
 (Transmission Project)                                       0.00%          7/1/2014          8,500       5,029
                                                                                                       ---------
                                                                                                         188,204
                                                                                                       ---------
COLORADO (4.3%)
Colorado Dept. of Transp. Rev.                                6.00%       6/15/2010(2)(Prere.)20,000      23,469
Colorado Dept. of Transp. Rev.                                5.50%       6/15/2011(1)(Prere.) 6,000       6,902
Colorado Springs CO Util. System Rev. VRDO                    1.80%         11/7/2002          3,600       3,600
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
Denver CO City & County Airport Rev.                          6.00%        11/15/2013(2)       7,090       7,927
Denver CO City & County Airport Rev.                          5.50%        11/15/2016(3)      10,000      10,553
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2013(1)      10,000       6,208
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2016(1)      10,185       5,256
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2020(1)      15,165       6,029
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2025(1)       9,700       2,816
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2030(1)      10,000       2,191
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2031(1)      15,000       3,109
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2032(1)      10,000       1,960
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2033(1)      45,760       8,487
                                                                                                       ---------
                                                                                                          88,507
                                                                                                       ---------
CONNECTICUT (0.1%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)        5.95%          9/1/2028          3,700       3,823
                                                                                                       ---------
DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                                       6.75%          6/1/2005(1)          40          40
District of Columbia GO                                       6.00%          6/1/2011(1)       5,905       6,882
District of Columbia GO                                       6.00%          6/1/2011(1)(ETM)  3,085       3,635
District of Columbia GO                                       0.00%          6/1/2012(1)      19,000      12,660
District of Columbia GO                                       5.40%          6/1/2012(2)       5,000       5,537
                                                                                                       ---------
                                                                                                          28,754
                                                                                                       ---------
FLORIDA (1.4%)
Orange County FL School Board COP                            5.375%        8/1/2007(1)(Prere.) 5,000       5,356
Sunrise FL Util. System Rev.                                  5.50%         10/1/2018(2)      12,000      13,440
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc.)                     6.375%         12/1/2030         10,000      10,198
                                                                                                       ---------
                                                                                                          28,994
                                                                                                       ---------
GEORGIA (3.4%)
Atlanta GA Airport Fac. Rev.                                  6.25%          1/1/2013(3)       8,000       9,065
Atlanta GA Airport Fac. Rev.                                 5.875%          1/1/2015(3)       7,750       8,629
Atlanta GA Airport Fac. Rev.                                 5.875%          1/1/2017(3)       7,500       8,277
Atlanta GA Water & Wastewater Rev.                            5.50%         11/1/2022(3)      10,000      10,921
College Park GA IDA Lease Rev. (Civic Center)                 7.00%          9/1/2010(ETM)    11,500      13,740
Fulton County GA COP                                          6.00%         11/1/2015(2)       4,815       5,543
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                      6.25%          7/1/2018         12,170      14,568
                                                                                                       ---------
                                                                                                          70,743
                                                                                                       ---------
HAWAII (2.2%)
Hawaii Airport System Rev.                                    5.75%          7/1/2016(3)       5,000       5,407
Hawaii Airport System Rev.                                    5.75%          7/1/2017(3)       5,000       5,370
Hawaii Dept. of Budget & Finance
 (Hawaii Electric Co. Inc.)                                   5.75%         12/1/2018(2)      12,470      13,298
Hawaii GO                                                    5.875%      10/1/2010(1)(Prere.)  2,860       3,337
Hawaii GO                                                    5.875%      10/1/2010(1)(Prere.)  3,220       3,757
Univ. of Hawaii Univ. System Rev.                             5.50%         7/15/2029         12,980      13,626
                                                                                                       ---------
                                                                                                          44,795
                                                                                                       ---------
ILLINOIS (7.2%)
Chicago IL Board of Educ. GO                                  0.00%         12/1/2013(2)       5,000       3,053
Chicago IL Board of Educ. GO                                  0.00%         12/1/2014(2)       5,000       2,872
Chicago IL Board of Educ. GO                                  0.00%         12/1/2029(3)      10,000       2,276
Chicago IL (City Colleges Improvement) GO                     0.00%          1/1/2016(3)       8,500       4,511
Chicago IL GO                                                 0.00%          1/1/2035         32,670       5,589
----------------------------------------------------------------------------------------------------------------

88
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Chicago IL GO                                                 0.00%          1/1/2036         32,670       5,282
Chicago IL Metro. Water Reclamation Dist. GO                  7.00%          1/1/2011(ETM)    20,000      24,805
Chicago IL Neighborhoods Alive GO                             5.50%          1/1/2036(3)       6,400       6,657
Chicago IL Neighborhoods Alive GO                             5.75%          1/1/2040(3)      16,690      17,875
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                       6.375%          5/1/2013         15,000       2,101
Chicago IL Public Building Comm. GO                           7.00%          1/1/2020(1)(ETM)  6,000       7,664
Chicago IL School Finance Auth. GO                            5.50%          1/1/2031(2)       8,750       9,146
Chicago IL Water Rev. VRDO                                    1.85%         11/7/2002          2,040       2,040
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)          7.40%         12/1/2024(1)       8,150       9,147
Illinois Sales Tax Rev.                                      6.125%         6/15/2010(Prere.)  4,500       5,301
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           6.75%          6/1/2010(1)       6,000       7,117
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%        12/15/2014(1)      16,100       9,255
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%         6/15/2028         21,850       5,421
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%        12/15/2030         19,445       4,188
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%         6/15/2038(1)      30,690       4,321
Univ. of Illinois Rev.                                        0.00%          4/1/2012(1)       5,795       3,878
Will County IL Community School Dist.                         0.00%         11/1/2013(4)      10,000       6,136
                                                                                                       ---------
                                                                                                         148,635
                                                                                                       ---------
INDIANA (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)          6.90%          7/1/2011         16,875      20,075
                                                                                                       ---------
KANSAS (1.3%)
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         26,900      26,900
                                                                                                       ---------
KENTUCKY (1.3%)
Kentucky Property & Building Comm. Rev.                       5.75%         10/1/2014          6,405       7,210
Kentucky Property & Building Comm. Rev.                      5.375%          8/1/2016(4)      13,870      14,999
Louisville & Jefferson County KY Metro. Sewer Dist.           5.75%         5/15/2033(3)       5,000       5,426
                                                                                                       ---------
                                                                                                          27,635
                                                                                                       ---------
LOUISIANA (2.5%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)       7.60%          1/1/2019         24,300      25,035
Louisiana GO                                                  5.50%         5/15/2014(3)       6,180       6,868
Louisiana GO                                                  5.75%        11/15/2014(3)       9,855      11,110
Louisiana State Gas and Fuels Tax Rev.                       5.375%          6/1/2018          5,000       5,366
New Orleans LA GO                                             0.00%          9/1/2016(2)       5,785       2,989
                                                                                                       ---------
                                                                                                          51,368
                                                                                                       ---------
MARYLAND (1.3%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           6.75%          7/1/2030          7,500       8,153
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                                            5.25%         8/15/2038(4)      17,500      18,164
                                                                                                       ---------
                                                                                                          26,317
                                                                                                       ---------
MASSACHUSETTS (6.7%)
Massachusetts Bay Transp. Auth. Rev.                          7.00%          3/1/2021         15,000      19,105
Massachusetts GO                                             5.375%         10/1/2010(Prere.) 10,000      11,294
Massachusetts GO                                              5.75%         6/15/2014         10,000      11,284
----------------------------------------------------------------------------------------------------------------

                                                                              89
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
Massachusetts GO                                              5.50%         11/1/2017         20,250      22,916
Massachusetts GO VRDO                                         2.00%         11/1/2002          4,100       4,100
Massachusetts GO VRDO                                         2.00%         11/1/2002          1,600       1,600
Massachusetts GO VRDO                                         1.80%         11/7/2002          4,000       4,000
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Univ.) VRDO                                          1.80%         11/7/2002          1,300       1,300
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.70%          7/1/2015          9,705       9,771
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                           5.625%          7/1/2020          2,575       2,457
Massachusetts Port Auth. Rev.                                 5.00%          7/1/2018          3,500       3,602
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                        5.50%          1/1/2017(2)       6,470       6,812
Massachusetts Water Resources Auth. Rev.                      6.50%         7/15/2019*        32,000      39,244
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/7/2002(3)       1,000       1,000
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/7/2002(3)         800         800
                                                                                                       ---------
                                                                                                         139,285
                                                                                                       ---------
MICHIGAN (3.9%)
Detroit MI GO                                                6.375%          4/1/2007          4,500       4,842
Detroit MI Sewer System Rev.                                  5.75%       1/1/2010(3)(Prere.)  5,000       5,767
Detroit MI Sewer System Rev.                                  5.50%          7/1/2029(3)      18,000      19,682
Grand Rapids MI Tax Increment Rev. (Downtown Project)        6.875%          6/1/2024(1)       7,500       8,192
Michigan Building Auth. Rev.                                  5.50%        10/15/2016          5,500       6,029
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                5.875%         10/1/2010(Prere.)  9,250      10,870
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                5.875%         10/1/2010(Prere.)  7,980       9,377
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          7,300       7,300
Univ. of Michigan Hosp. Rev. VRDO                             1.90%         11/1/2002          8,800       8,800
                                                                                                       ---------
                                                                                                          80,859
                                                                                                       ---------
MISSISSIPPI (1.0%)
Mississippi GO                                                6.00%         11/1/2009(Prere.)  7,250       8,509
Mississippi GO                                                6.00%         11/1/2009(Prere.) 10,800      12,676
                                                                                                       ---------
                                                                                                          21,185
                                                                                                       ---------
MISSOURI (1.2%)
Curator of the Univ. of Missouri System Fac. VRDO             1.95%         11/1/2002          9,855       9,855
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-Presbyterian Hosp.)                    5.50%         12/1/2016(4)       4,195       4,538
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-Presbyterian Hosp.)                    5.25%         12/1/2006(4)       4,000       4,069
St. Louis MO Airport Rev. Airport Dev. Program               5.625%          7/1/2016(1)       5,220       5,751
                                                                                                       ---------
                                                                                                          24,213
                                                                                                       ---------
NEVADA (1.0%)
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                  5.375%          7/1/2014(1)      14,780      16,005
Truckee Meadows NV Water Auth. Rev.                           5.50%          7/1/2016(4)       5,000       5,460
                                                                                                       ---------
                                                                                                          21,465
                                                                                                       ---------
NEW HAMPSHIRE (1.7%)
Manchester NH General Airport Rev.                           5.625%          1/1/2030(4)      23,000      24,052
New Hampshire Business Finance Auth. PCR
 (Public Service Co. of New Hampshire)                        6.00%          5/1/2021         10,000      10,505
                                                                                                       ---------
                                                                                                          34,557
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

90
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
NEW JERSEY (2.5%)
New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev.
 (New Jersey Natural Gas) VRDO                                1.75%         11/7/2002(2)       3,000       3,000
New Jersey Econ. Dev. Auth. Water Fac. Rev.
 (United Water Co.) VRDO                                      1.95%         11/1/2002(2)       2,200       2,200
New Jersey Sports & Exposition Auth. Rev. VRDO                1.73%         11/7/2002          3,500       3,500
New Jersey Sports & Exposition Auth. Rev.                     6.50%          3/1/2013         10,000      12,044
New Jersey Transp. Corp. COP                                  5.50%         9/15/2012(2)       5,000       5,707
New Jersey Transp. Corp. COP                                  6.00%         9/15/2015(2)      13,000      14,891
New Jersey Turnpike Auth. Rev.                               5.625%          1/1/2015(1)      10,000      11,068
                                                                                                       ---------
                                                                                                          52,410
                                                                                                       ---------
NEW MEXICO (0.6%)
New Mexico Highway Comm. Tax Rev.                             6.00%         6/15/2013          3,000       3,429
New Mexico Hosp. Equipment Loan Council
  Hosp. System Rev. (Presbyterian Healthcare Services)        5.50%          8/1/2030         10,000       9,985
                                                                                                       ---------
                                                                                                          13,414
                                                                                                       ---------
NEW YORK (8.3%)
Babylon NY Waste Water Fac. GO                                9.00%          8/1/2008(3)       4,900       6,367
Babylon NY Waste Water Fac. GO                                9.00%          8/1/2009(3)       2,800       3,717
Babylon NY Waste Water Fac. GO                                9.00%          8/1/2010(3)       4,900       6,643
Long Island NY Power Auth. Electric System Rev. VRDO          1.95%         11/1/2002            300         300
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                    5.25%      10/1/2010(1)(Prere.)  4,675       5,264
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                    6.00%          4/1/2020(1)(ETM)  6,165       7,242
Metro. New York Transp. Auth. Rev. (Transit Rev.)             5.70%       7/1/2007(1)(Prere.)  7,320       8,391
Metro. New York Transp. Auth. Rev. (Transit Rev.)             5.50%        11/15/2014(2)      10,000      11,494
New York City NY GO                                           5.75%          8/1/2015         12,000      12,927
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                   5.75%         6/15/2006          3,500       3,785
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002(3)       3,300       3,300
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              2.00%         11/1/2002(3)       1,395       1,395
New York City NY Transitional Finance Auth. Rev.              5.00%          5/1/2017          2,500       2,591
New York City NY Transitional Finance Auth. Rev.              6.25%        11/15/2017(Prere.)  4,735       5,655
New York City NY Transitional Finance Auth. Rev.              6.25%        11/15/2017            265         309
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          1,200       1,200
New York State Dormitory Auth. Rev.
 (Sloan-Kettering Cancer Center)                              5.75%          7/1/2020(1)       7,500       8,555
New York State Dormitory Auth. Rev. (State Univ.)             7.50%         5/15/2011          6,135       7,758
New York State Dormitory Auth. Rev. (State Univ.)             7.50%         5/15/2011         12,765      15,605
New York State Local Govt. Assistance Corp.                  5.375%          4/1/2012          5,275       5,740
New York State Local Govt. Assistance Corp.                   5.40%          4/1/2013         13,125      14,297
New York State Local Govt. Assistance Corp.                   5.40%          4/1/2015          5,700       6,080
Oneida County NY IDA Rev. (Hamilton College) VRDO             1.85%         11/7/2002          3,415       3,415
Triborough Bridge & Tunnel Auth. New York Rev.                5.25%        11/15/2017         10,000      10,726
Triborough Bridge & Tunnel Auth. New York Rev.               6.125%          1/1/2021(ETM)    10,000      11,903
Triborough Bridge & Tunnel Auth. New York Rev.                5.50%          1/1/2030(Prere.)  7,750       8,471
                                                                                                       ---------
                                                                                                         173,130
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
NORTH CAROLINA (1.0%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)        5.25%         10/1/2024          5,000       4,936
North Carolina Eastern Muni. Power Agency Rev.                7.50%          1/1/2009(ETM)     4,935       6,219
North Carolina Eastern Muni. Power Agency Rev.                6.50%          1/1/2018(ETM)     4,625       5,738
Winston-Salem NC Water & Sewer System Rev.                    5.50%          6/1/2016          3,000       3,309
                                                                                                       ---------
                                                                                                          20,202
                                                                                                       ---------
OHIO (1.3%)
Cleveland OH Airport System Rev. VRDO                         1.75%         11/7/2002(4)      12,300      12,300
Cuyahoga County OH Hosp. Rev.
 (Cleveland Clinic Foundation) VRDO                           1.90%         11/7/2002          3,200       3,200
Kent State Univ. OH VRDO                                      1.80%         11/7/2002(1)       4,300       4,300
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                              5.625%         10/1/2016          3,000       3,195
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                              5.625%         10/1/2017          2,260       2,392
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.90%         11/1/2002            500         500
Ohio GO VRDO                                                  1.80%         11/7/2002          2,100       2,100
                                                                                                       ---------
                                                                                                          27,987
                                                                                                       ---------
OREGON (1.0%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.50%         2/15/2014          5,580       5,940
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.25%          5/1/2021          5,000       4,994
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                             5.50%          7/1/2014(3)       3,865       4,189
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                             5.50%          7/1/2016(3)       4,305       4,590
                                                                                                       ---------
                                                                                                          19,713
                                                                                                       ---------
PENNSYLVANIA (3.5%)
Chester County PA Health & Educ. Fac. Auth. Rev.
 (Chester County Hosp.)                                       6.75%          7/1/2031          3,000       2,806
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                              6.10%          7/1/2013         15,000      15,687
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                      1.90%         11/7/2002(2)       3,000       3,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (State System of Higher Educ.) VRDO                          1.85%         11/7/2002          8,000       8,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hospital of Philadelphia) VRDO                   1.95%         11/7/2002          3,000       3,000
Philadelphia PA Water & Waste Water Rev.                      7.00%         6/15/2010(3)      20,000      24,512
Pittsburgh PA GO                                              5.25%          9/1/2016(3)       3,845       4,111
Pittsburgh PA Water & Sewer Auth. Rev.                        6.50%          9/1/2013(3)      10,000      12,259
                                                                                                       ---------
                                                                                                          73,375
                                                                                                       ---------
PUERTO RICO (0.8%)
Puerto Rico Electric Power Auth. Rev.                         5.25%          7/1/2014(4)       2,000       2,175
Puerto Rico Electric Power Auth. Rev.                         5.25%          7/1/2014(1)       2,000       2,175
Puerto Rico Public Finance Corp.                              6.00%          8/1/2006         11,000      12,669
                                                                                                       ---------
                                                                                                          17,019
                                                                                                       ---------
SOUTH CAROLINA (2.1%)
Medical Univ. SC Hospital Auth. Hosp. Facilities Rev.        6.375%         8/15/2007          7,750       7,885
Piedmont SC Muni. Power Agency Rev.                           6.50%          1/1/2015(3)      12,210      14,707
----------------------------------------------------------------------------------------------------------------

92

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Piedmont SC Muni. Power Agency Rev.                           6.50%          1/1/2015(3)(ETM)  2,035       2,512
South Carolina Jobs Econ. Dev. Auth. Hosp.
  Improvement Rev. (Palmetto Health Alliance)                7.125%        12/15/2015          5,000       5,441
South Carolina Transp. Infrastructure Rev.                    5.75%         10/1/2015(1)      10,790      12,156
                                                                                                       ---------
                                                                                                          42,701
                                                                                                       ---------
TENNESSEE (0.3%)
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                                5.625%          4/1/2004          6,750       6,663
                                                                                                       ---------
TEXAS (18.1%)
Austin TX Combined Util. System Rev.                          0.00%         5/15/2017(3)       4,900       2,410
Brazos County TX Health Dev. (Franciscan Service Corp.)      5.375%          1/1/2002(1)       5,750       5,858
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.75%         11/1/2011         10,000       8,600
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT                5.20%         5/15/2008         13,000      12,915
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines) PUT              5.95%         11/1/2003          5,500       4,592
Harris County TX GO                                           0.00%         10/1/2014(1)       5,550       3,228
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002          3,400       3,400
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002          3,200       3,200
Harris County TX Health Fac. Dev. Corp. Rev.
 (Young Men's Christian Assoc. of Greater Houston) VRDO       2.00%         11/1/2002(LOC)       100         100
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                  6.75%          7/1/2009         11,250       6,047
Houston TX GO                                                 5.75%          3/1/2014(4)       3,000       3,363
Houston TX GO                                                 5.75%          3/1/2015(4)       3,000       3,352
Houston TX GO                                                 5.75%          3/1/2016(4)       4,500       5,012
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.50%      7/1/2005(4)(Prere.)  16,760      18,425
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 0.00%          9/1/2018(2)      16,285       7,371
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 0.00%          9/1/2021(2)      22,720       8,375
Houston TX Independent School Dist. Lease Rev.                0.00%         9/15/2012(2)       6,150       4,045
Houston TX Water & Sewer System Rev.                          0.00%         12/1/2012(2)      20,500      13,362
Houston TX Water & Sewer System Rev.                          5.50%         12/1/2015(4)      10,000      11,021
Lewisville TX Independent School Dist.                        0.00%         8/15/2016          5,630       2,908
Lewisville TX Independent School Dist.                        0.00%         8/15/2017          6,940       3,368
Lower Colorado River Auth. TX Rev.                            6.00%         5/15/2011(4)      12,605      14,445
Lower Colorado River Auth. TX Rev.                           5.875%         5/15/2015(4)       5,500       6,229
Lower Colorado River Auth. TX Rev.                           5.875%         5/15/2016(4)      27,500      31,059
Round Rock TX Independent School Dist. GO                     0.00%         8/15/2011(1)       5,000       3,479
San Antonio TX Electric & Gas Rev.                            5.75%          2/1/2010(Prere.) 11,435      13,109
San Antonio TX Electric & Gas Rev.                           5.375%          2/1/2020         10,000      10,501
San Antonio TX GO                                             5.25%          2/1/2019          7,500       7,821
Texas City TX IDA (ARCO Pipeline)                            7.375%         10/1/2020         17,000      21,847
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2013(1)      39,155      24,306
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2013(1)(ETM)    515         322
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2015         16,555       9,075
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2015(1)(ETM)    185         102
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2017(1)(ETM)    440         215
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2017         39,530      19,139
Texas TOB VRDO                                                1.95%         11/7/2002++       25,000      25,000
Texas Turnpike Auth. Central TX Turnpike System Rev.          0.00%         8/15/2028         90,650      22,170
Texas Water Dev. Board Rev.                                   6.50%         7/15/2010         17,425      20,843
Texas Water Dev. Board Rev.                                   7.05%          8/1/2025          5,655       6,116
Tomball TX Hosp. Auth. Rev.                                   6.00%          7/1/2025          3,600       3,613
Tomball TX Hosp. Auth. Rev.                                   6.00%          7/1/2029          5,000       5,003
                                                                                                       ---------
                                                                                                         375,346
                                                                                                       ---------
UTAH (0.1%)
Intermountain Power Agency Utah Power Supply Rev.             5.75%          7/1/2019(1)       3,000       3,314
                                                                                                       ---------
VIRGIN ISLANDS (0.3%)
Virgin Islands Public Finance Auth. Rev.                      6.50%         10/1/2024          5,000       5,540
                                                                                                       ---------
VIRGINIA (0.5%)
Virginia College Building Auth. Educ. Fac. Rev.
 (Washington & Lee Univ.)                                     5.75%          1/1/2034          9,540      10,963
                                                                                                       ---------
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2014(1)       5,000       2,932
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2017(1)      11,685       5,678
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2018(1)      10,000       4,562
Port of Seattle WA Rev.                                      5.625%          2/1/2030(1)       7,735       8,118
Washington GO                                                 6.75%          2/1/2015          3,450       4,293
Washington GO                                                5.625%          7/1/2025          7,030       7,393
                                                                                                       ---------
                                                                                                          32,976
                                                                                                       ---------
WEST VIRGINIA (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)    7.00%          7/1/2014(1)(ETM)  8,975      11,494
                                                                                                       ---------
WISCONSIN (1.8%)
Wisconsin Clean Water Rev.                                   6.875%          6/1/2011         20,500      24,848
Wisconsin GO                                                  5.75%          5/1/2011(Prere.) 10,000      11,610
                                                                                                       ---------
                                                                                                          36,458
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $1,903,652)                                                                                    2,041,223
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.6%)
----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                     44,862
Liabilities                                                                                             (12,126)
                                                                                                       ---------
                                                                                                         32,736
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                    $2,073,959
================================================================================================================

*See Note A in Notes to Financial Statements.
*Securities with an aggregate value of $4,864,000 have been segregated as initial margin for open fututes contracts.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the value of this security was $25,000,000, representing 1.2% of net assets.
For key to abbreviations and other references, see page 109.

================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital--Note E                                              $1,942,627
Undistributed Net Investment Income                                          --
Overdistributed Net Realized Gains--Note E                               (3,674)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                 137,571
  Futures Contracts                                                      (2,565)
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,073,959
================================================================================
Investor Shares--Net Assets
Applicable to 109,928,726 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $1,249,150
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $11.36
================================================================================
Admiral Shares--Net Assets
Applicable to 72,585,459 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)    $824,809
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $11.36
================================================================================

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                   COUPON              DATE          (000)       (000)
================================================================================================================
MUNICIPAL BONDS (100.0%)
----------------------------------------------------------------------------------------------------------------
ALABAMA (1.7%)
Alabama Special Care Fac. (Baptist Health System)            5.875%        11/15/2006(1)       5,000       5,335
Courtland AL Dev. Board Solid Waste Disposal Rev.
 (Champion International Corp.)                               6.70%         11/1/2029          9,500       9,994
Jefferson County AL Sewer Rev. (Capital Improvement)          5.50%       2/1/2011(3)(Prere.) 30,000      34,351
McIntosh AL IDR (Environmental Improvement)                  5.375%          6/1/2028         17,000      16,709
                                                                                                       ---------
                                                                                                          66,389
                                                                                                       ---------
ALASKA (0.1%)
Valdez AK Marine Terminal Rev.
 (Exxon Pipeline Co.) VRDO                                    1.85%         11/1/2002          2,800       2,800
                                                                                                       ---------
ARIZONA (2.0%)
Maricopa County Pollution Control Corp. Rev.
  El Paso Electric Co. Project                               6.375%          8/1/2005         31,000      31,262
Maricopa County Pollution Control Corp. Rev.
  El Paso Electric Co. Project                                6.25%          8/1/2005         10,800      10,815
Pima County AZ IDA Multi Family Mortgage
 (La Cholla Project)                                          8.50%          7/1/2020          4,725       4,983
Pima County AZ IDA Multi Family Mortgage
 (La Cholla Project)                                          8.50%          7/1/2020          1,560       1,646
Univ. of Arizona Board of Regents                             6.20%          6/1/2016         26,660      31,704
                                                                                                       ---------
                                                                                                          80,410
                                                                                                       ---------
ARKANSAS (0.1%)
North Little Rock AR Electric Rev.                            6.50%          7/1/2015(1)       3,450       4,230
                                                                                                       ---------
CALIFORNIA (10.3%)
ABAG Finance Auth. for Non-Profit Corp.
 California Multifamily Rev. (Housing Archstone Redwood)      5.30%         10/1/2008         10,000      10,630
California Dept. of Water Resources Water System Rev.         5.50%         12/1/2015          5,000       5,546
California Dept. of Water Resources Water System Rev.         5.50%         12/1/2017         10,000      10,926
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             5.25%         12/1/2015+         7,000       7,494
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             5.25%         12/1/2016+        10,000      10,618
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             5.25%         12/1/2017+        10,050      10,584
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             5.25%         12/1/2018+         7,890       8,241
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                             5.25%         12/1/2019+         5,310       5,523
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                         7.00%          3/1/2005         30,000      30,600
California RAN FR                                            1.716%         11/7/2002         15,000      15,005
California RAN FR                                            1.766%         11/7/2002         27,000      27,000
California Statewide Community Dev. Auth.
  Multifamily Rev. (Archstone/LeClub)                         5.30%          6/1/2008          5,000       5,299
California Statewide Community Dev. Auth.
  Multifamily Rev. (Archstone/Oak Ridge)                      5.30%          6/1/2029          5,650       5,988
California Statewide Community Dev. Auth.
  Multifamily Rev. (Archstone/Pelican Hill)                   5.30%          6/1/2008          5,000       5,299
----------------------------------------------------------------------------------------------------------------

96

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
California Statewide Community Dev. Auth.
  Multifamily Rev. (Archstone/River Meadows)                  5.30%          6/1/2008          5,000       5,299
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                      5.10%         5/17/2010         22,000      23,237
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                      5.25%         5/15/2013         37,785      39,422
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente) PUT                                      4.35%          3/1/2007         13,500      13,954
California Veterans GO                                        5.20%         12/1/2010         22,000      23,238
California Veterans GO                                        5.25%         12/1/2011         43,000      45,229
Roseville CA North Central Roseville Community Fac. Dist.     5.40%          9/1/2008          1,950       2,083
Sacramento CA Muni. Util. Dist. Rev.                          5.25%          7/1/2028         18,000      18,172
San Bernardino CA Medical Center COP                          7.00%          8/1/2020         12,180      15,238
San Bernardino CA Medical Center COP                         6.875%          8/1/2024(ETM)    25,220      31,391
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                              0.00%         1/15/2009(1)       3,000       2,381
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                              0.00%         1/15/2025(1)      12,900       3,977
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                              0.00%         1/15/2006(1)      28,135       8,208
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                              0.00%         1/15/2036(1)       4,025         681
Southern California Public Power Auth. Rev.                   6.00%          7/1/2018          3,985       3,990
Southern California Public Power Auth. Rev.
 (Transmission Project) VRDO                                  1.85%         11/7/2002(4)      12,000      12,000
                                                                                                       ---------
                                                                                                         407,253
                                                                                                       ---------
COLORADO (3.2%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) 5.50%          9/1/2011          7,775       8,520
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) 5.50%          9/1/2012          8,200       8,891
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) 5.50%          9/1/2013          3,000       3,230
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) 5.50%          9/1/2015          5,130       5,416
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) 5.50%          9/1/2017          5,215       5,441
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) 5.25%          9/1/2024         10,000       9,833
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2008(1)      14,000      11,389
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2009(1)      16,195      12,513
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2010(1)       7,185       5,252
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2012(1)      26,795      17,651
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2013(1)       5,000       3,104
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2014(1)       8,000       4,671
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2015(1)       5,000       2,744
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2018(1)       5,000       2,274
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2023(1)       7,500       2,442
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2025(1)      10,000       2,904
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2030(1)      50,200      10,998
E-470 Public Highway Auth. Colorado Rev.                      0.00%          9/1/2033(1)      50,000       9,273
                                                                                                       ---------
                                                                                                         126,546
                                                                                                       ---------
CONNECTICUT (2.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)        5.85%          9/1/2028         39,975      41,759
Connecticut Dev. Auth. PCR (Connecticut Power & Light)        5.95%          9/1/2028          7,200       7,439
Connecticut GO                                               5.375%         4/15/2014          7,180       8,035
Connecticut GO                                               5.375%         4/15/2015         10,000      11,073
Connecticut GO                                               5.375%         4/15/2016          5,000       5,487
----------------------------------------------------------------------------------------------------------------

================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
Connecticut GO                                               5.375%         4/15/2017          5,000       5,446
Connecticut GO                                               5.375%        11/15/2019          5,000       5,384
Connecticut GO                                               5.375%        11/15/2021          5,000       5,305
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     5.25%         11/1/2015(4)       5,880       6,407
                                                                                                       ---------
                                                                                                          96,335
                                                                                                       ---------
DISTRICT OF COLUMBIA (0.9%)
Metro. Washington Airports Auth. Airport System Rev.          5.70%         10/1/2007(1)      12,900      13,690
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2009(3)       6,795       7,359
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2010(3)       7,270       7,812
Metro. Washington Airports Auth. Airport System Rev.         5.875%         10/1/2015(1)       7,400       7,932
                                                                                                       ---------
                                                                                                          36,793
                                                                                                       ---------
FLORIDA (2.2%)
Broward County FL School Board COP                           5.375%          7/1/2016(4)       8,240       8,943
Lee County FL IDA Health Care Fac. Rev.
 (Shell Point Village)                                        5.75%        11/15/2011          1,475       1,536
Lee County FL IDA Health Care Fac. Rev.
 (Shell Point Village)                                        5.75%        11/15/2014          1,000       1,018
Lee County FL School Board COP                                6.00%          8/1/2007(4)       5,820       6,621
Northern Palm Beach County FL Improvement Dist.
  Water Control & Improvement Unit Dev.                       5.85%          8/1/2013          2,225       2,308
Northern Palm Beach County FL Improvement Dist.
  Water Control & Improvement Unit Dev.                       6.00%          8/1/2029          2,000       2,015
Orange County FL School Board VRDO                            1.90%         11/1/2002(1)       1,400       1,400
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange)                                    5.25%          5/1/2005            565         566
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange)                                    5.50%          5/1/2010          1,000       1,002
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange)                                    5.80%          5/1/2006          3,000       2,940
Orlando FL Util. Comm. Water & Electric Rev.                  6.75%         10/1/2017(ETM)     2,200       2,728
Palm Beach County FL Airport System Rev.                      5.75%         10/1/2012(1)       9,560      11,174
Palm Beach County FL Airport System Rev.                      5.75%         10/1/2013(1)      10,445      12,159
Palm Beach County FL Airport System Rev.                      5.75%         10/1/2014(1)       8,500       9,881
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc.)                     6.375%         12/1/2030         23,000      23,456
                                                                                                       ---------
                                                                                                          87,747
                                                                                                       ---------
GEORGIA (1.0%)
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                        2.00%         11/1/2002          6,200       6,200
Cartersville GA Water & Waste Water Fac.
 (Anheuser-Busch Cos., Inc.)                                  7.40%         11/1/2010          5,000       6,085
Dalton County GA Dev. Auth. (Hamilton Health Care System)     5.50%         8/15/2017(1)       5,000       5,605
Georgia Muni. Electric Power Auth. Rev.                       6.60%          1/1/2018(1)(ETM)    845       1,057
Georgia Muni. Electric Power Auth. Rev.                       6.60%         1/1/2018(1)       4,155        5,123
Savannah GA Hosp. Auth. Rev. (Candler Hosp.)                  7.00%          1/1/2003(Prere.) 13,000      13,374
                                                                                                       ---------
                                                                                                          37,444
                                                                                                       ---------
HAWAII (0.6%)
Hawaii Harbor Capital Improvement Rev.                        5.50%          7/1/2007(1)      18,500      18,984
Honolulu HI City & County GO                                  0.00%          7/1/2017(3)       6,000       2,933
Honolulu HI City & County GO                                  0.00%          7/1/2018(3)       2,000         917
                                                                                                       ---------
                                                                                                          22,834
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
ILLINOIS (4.3%)
Chicago IL GO                                                 0.00%          1/1/2006(1)      10,550       6,778
Chicago IL GO                                                 0.00%          1/1/2007(1)      10,075       6,466
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                        5.80%          5/1/2007         17,570       2,464
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                       6.375%          5/1/2013         20,000       2,801
Chicago IL Public Building Comm. GO                           7.00%          1/1/2015(1)(ETM)  9,170      10,981
Chicago IL Public Building Comm. GO                           7.00%          1/1/2020(1)(ETM) 10,000      12,773
Chicago IL School Finance Auth. GO                            5.50%          1/1/2031(2)      20,000      20,906
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)          7.40%         12/1/2024(1)      20,000      22,447
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                           5.85%          2/1/2007         10,000      10,259
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                           5.05%          1/1/2010          4,000       3,894
Illinois Health Fac. Auth. Rev. (Centegra Health System)      5.10%          9/1/2011(2)       3,105       3,311
Illinois Health Fac. Auth. Rev. (Centegra Health System)      5.25%          9/1/2018(2)       2,500       2,576
Illinois Health Fac. Auth. Rev. (United Medical Center)      8.125%          7/1/2003(Prere.)  1,365       1,420
Illinois Sales Tax Rev.                                       5.50%         6/15/2016(3)       3,000       3,381
Illinois Sales Tax Rev.                                       5.75%         6/15/2019(3)       5,000       5,713
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%        12/15/2033         26,195       4,766
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%         6/15/2034         34,000       6,017
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%        12/15/2034         36,695       6,313
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%        12/15/2035         63,695      10,357
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%         6/15/2036         20,000       3,162
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%        12/15/2036         45,695       7,022
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%        12/15/2037         81,000      11,762
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                           0.00%         6/15/2038(1)      30,000       4,224
                                                                                                       ---------
                                                                                                         169,793
                                                                                                       ---------
INDIANA (1.8%)
Indiana Health Fac. Finance Auth. Rev.
 (Ancilla System, Inc.)                                      7.375%          7/1/2023(ETM)    19,400      25,024
Indiana Office Building Comm. Rev. (Capitol Complex)          6.90%          7/1/2011         15,660      18,630
Indianapolis IN Local Public Improvement Rev.                 6.75%          2/1/2014         21,500      26,276
Indianapolis IN Local Public Improvement Rev.                 6.75%          2/1/2020          2,500       2,579
                                                                                                       ---------
                                                                                                          72,509
                                                                                                       ---------
KANSAS (1.5%)
Kansas Dept. of Transp. Highway Rev. VRDO                     1.85%         11/7/2002         29,000      29,000
Overland Park KS Convention Center & Hotel Project           7.375%          1/1/2032          9,000       9,186
Overland Park KS Convention Center & Hotel Project            9.00%          1/1/2032         21,100      21,539
                                                                                                       ---------
                                                                                                          59,725
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
KENTUCKY (0.5%)
Jefferson County KY Health Fac. Rev.
 (Jewish Hosp. Health)                                        5.65%          1/1/2017(2)       8,000       8,467
Jefferson County KY Health Fac. Rev.
 (Jewish Hosp. Health)                                        5.70%          1/1/2021(2)       2,000       2,111
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                     5.25%          7/1/2015(4)       6,000       6,457
                                                                                                       ---------
                                                                                                          17,035
                                                                                                       ---------
LOUISIANA (0.7%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)        5.45%          7/1/2010          5,000       4,822
West Feliciana Parish LA PCR
 (Entergy Gulf States Inc.) PUT                               5.65%          9/1/2004         19,000      19,429
West Feliciana Parish LA PCR (Gulf States Util.)              9.00%          5/1/2015          4,000       4,104
                                                                                                       ---------
                                                                                                          28,355
                                                                                                       ---------
MAINE (0.3%)
Jay ME Solid Waste Disposal Rev.                              6.20%          9/1/2019          9,250       9,390
                                                                                                       ---------
MARYLAND (2.9%)
Hagerstown MD Energy Financing Administration
  Solid Waste Disp. Rev. (Hagerstown Fiber)                   9.00%        10/15/2016**       17,500          70
Maryland Econ. Dev. Corp.
 (Chesapeake Bay Conference Center)                           7.50%         12/1/2014            200         187
Maryland Econ. Dev. Corp.
 (Chesapeake Bay Conference Center)                           7.75%         12/1/2031         25,000      23,025
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                                            5.25%         8/15/2038(4)      32,055      33,272
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           5.75%          7/1/2021          3,930       4,090
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           6.00%          7/1/2022          3,000       3,178
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           5.25%          7/1/2028          9,070       9,044
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           6.75%          7/1/2030         15,000      16,307
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           6.00%          7/1/2032          6,500       6,850
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           5.25%          7/1/2034         19,000      18,906
                                                                                                       ---------
                                                                                                         114,929
                                                                                                       ---------
MASSACHUSETTS (5.7%)
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (Waste Management Inc.)              6.90%         12/1/2029          2,000       2,181
Massachusetts Dev. Finance Agency Rev.
 (Smith College) VRDO                                         1.85%         11/7/2002            600         600
Massachusetts GO                                              5.50%          8/1/2018         10,000      11,227
Massachusetts GO                                              5.50%          8/1/2019         15,000      16,732
Massachusetts GO                                             5.375%          8/1/2021         10,000      10,522
Massachusetts GO                                             5.375%          8/1/2022          5,000       5,229
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.70%          7/1/2015         22,500      22,653
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial Health Care Inc.)           6.50%          7/1/2011          6,900       7,544
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial Health Care Inc.)          6.625%          7/1/2032         17,000      17,477
Massachusetts Housing Finance Agency Rev.                     5.95%         10/1/2008(2)      27,485      28,287
Massachusetts Ind. Finance Agency
  Resource Recovery Rev. (Refusetech Inc.)                    6.30%          7/1/2005         34,500      35,934
Massachusetts Ind. Finance Agency
  Solid Waste Disposal Rev.
 (Massachusetts Paper Co.)                                    8.50%         11/1/2012**        5,098         510
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                           5.25%          7/1/2015(1)       7,535       8,189
Massachusetts Port Auth. Rev. (United Airlines) PUT           5.75%         10/1/2007         12,600       1,829
Massachusetts Water Resources Auth. Rev.                      6.50%         7/15/2019         43,700      53,592
Massachusetts Water Resources Auth. Rev. VRDO                 1.80%         11/6/2002(3)       4,000       4,000
                                                                                                       ---------
                                                                                                         226,506
                                                                                                       ---------
MICHIGAN (2.0%)
Delta County MI Economic Dev. Corp. Rev.
 (Mead Westvaco)                                              6.25%         4/15/2007         11,000      10,918
Detroit MI Water Supply System VRDO                           1.80%         11/6/2002(3)      11,900      11,900
Dickinson County MI Memorial Hosp. System Rev.               7.625%         11/1/2004(Prere.)    590         625
Dickinson County MI Memorial Hosp. System Rev.                8.00%         11/1/2004(Prere.)  5,700       6,474
Michigan Hosp. Finance Auth. Rev.
 (McLaren Health Care Corp.)                                  5.00%          6/1/2028         17,000      15,643
Michigan Hosp. Finance Auth. Rev.
 (Sparrow Obligated Group)                                   5.625%        11/15/2036          2,500       2,502
Michigan Public Power Agency Rev. (Belle River)               5.50%          1/1/2013         27,000      27,681
Michigan Strategic Fund Limited Obligation Rev.
 (UTD Waste Systems)                                          5.20%          4/1/2010          1,500       1,477
Univ. of Michigan Hosp. Rev.
 (Medical Service Plan) VRDO                                  1.90%         11/1/2002          3,600       3,600
                                                                                                       ---------
                                                                                                          80,820
                                                                                                       ---------
MINNESOTA (1.0%)
Minneapolis & St. Paul MN Metro. Airport                      5.20%          1/1/2024(2)      12,000      12,220
Rochester MN Health Care Fac. Rev. (Mayo Foundation)         5.375%        11/15/2018          8,850       9,211
Rochester MN Health Care Fac. Rev. (Mayo Foundation)          5.50%        11/15/2007          4,500       4,639
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park)                                              0.00%          5/1/2005(Prere.) 13,457       3,095
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park)                                              9.75%          5/1/2005(Prere.) 10,035      12,168
                                                                                                       ---------
                                                                                                          41,333
                                                                                                       ---------
MISSOURI (0.7%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Mission Health System)                          5.375%        11/15/2016(1)       7,000       7,336
St. Louis MO IDA Senior Lien Rev.                             7.20%        12/15/2028          1,500       1,483
St. Louis MO IDA Senior Lien Rev.                             7.25%        12/15/2035         17,065      16,906
                                                                                                       ---------
                                                                                                          25,725
                                                                                                       ---------
NEBRASKA (1.3%)
Lancaster County NE Hosp. Auth. Rev.
 (BryanLGH Medical Center)                                    5.25%          6/1/2031(2)       5,500       5,595
Lincoln NE Lincoln Electric System Rev.                       5.25%          9/1/2016         21,345      23,033
Lincoln NE Lincoln Electric System Rev.                       5.25%          9/1/2017         22,370      23,968
                                                                                                       ---------
                                                                                                          52,596
                                                                                                       ---------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
NEW HAMPSHIRE (0.4%)
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                    4.55%          2/1/2004         10,000      10,131
New Hampshire Health & Higher Educ. Rev.
 (Catholic Medical Center)                                    6.00%          7/1/2017          6,580       6,582
                                                                                                       ---------
                                                                                                          16,713
                                                                                                       ---------
NEW JERSEY (5.8%)
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev.                                   6.85%         12/1/2029          5,000       5,456
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev.                                   7.00%         12/1/2029          1,500       1,644
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                                   6.125%          1/1/2019          2,000       1,927
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                                    6.00%          1/1/2029          7,500       6,995
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                                   6.125%          1/1/2029         10,000       9,336
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                                   6.125%          1/1/2029          6,000       5,576
New Jersey Econ. Dev. Auth.
  Market Transition Fac. Rev.                                5.875%       7/1/2004(1)(Prere.)  8,000       8,698
New Jersey Econ. Dev. Auth.
 (Presbyterian Home at Montgomery Project)                   6.375%         11/1/2031         10,000      10,049
New Jersey Econ. Dev. Auth. Rev.
 (Kapkowski Road Landfill-DST Project Elizabeth)             6.375%         5/15/2014(Prere.)  2,250       2,749
New Jersey Econ. Dev. Auth. Rev.
 (Kapkowski Road Landfill-DST Project Elizabeth)             6.375%         5/15/2014(Prere.) 30,500      37,269
New Jersey Econ. Dev. Auth. Special Fac. Rev.
 (Continental Airlines, Inc.)                                6.625%         9/15/2012         26,400      17,432
New Jersey Econ. Dev. Auth. Special Fac. Rev.
 (Continental Airlines, Inc.)                                 7.00%        11/15/2030         15,000       8,446
New Jersey Sports & Exposition Auth. Rev.                     6.50%          3/1/2013         15,000      17,960
New Jersey Sports & Exposition Auth. Rev. VRDO                1.73%         11/7/2002(1)       5,600       5,600
New Jersey Transit Corp. Capital GAN                          5.50%          2/1/2009(2)      61,405      61,915
New Jersey Transp. Corp. COP                                  5.75%         9/15/2015         26,620      29,381
                                                                                                       ---------
                                                                                                         230,433
                                                                                                       ---------
NEW MEXICO (2.2%)
Farmington Pollution Control Rev.
  El Paso Electric Co. Project                               6.375%          8/1/2005          5,000       5,047
New Mexico Highway Comm. Tax Rev.                             5.25%         6/15/2011         18,825      20,839
New Mexico Highway Comm. Tax Rev.                             5.25%         6/15/2013         17,515      19,193
New Mexico Highway Comm. Tax Rev.                             6.00%         6/15/2014         11,000      12,557
New Mexico Hosp. Equipment Loan Council Hosp.
  System Rev. (Presbyterian Healthcare Services)              5.50%          8/1/2030         27,550      27,508
                                                                                                       ---------
                                                                                                          85,144
                                                                                                       ---------
NEW YORK (10.8%)
Long Island NY Power Auth. Electric System Rev.               0.00%          6/1/2012(4)      10,000       6,855
Long Island NY Power Auth. Electric System Rev.               0.00%          6/1/2015(4)      10,000       5,769
Long Island NY Power Auth. Electric System Rev. VRDO          1.95%         11/1/2002LOC         300         300
Long Island NY Power Auth. Electric System Rev. VRDO          1.95%         11/1/2002LOC         400         400
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                    6.00%          4/1/2020(1)(ETM) 18,000      21,145
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Metro. New York Transp. Auth. Rev. (Service Contract)        7.375%          7/1/2008(ETM)    22,870      26,221
Metro. New York Transp. Auth. Rev. (Service Contract)         5.50%          7/1/2014         15,460      17,404
Metro. New York Transp. Auth. Rev. (Service Contract)         5.50%          7/1/2015         28,165      31,643
New York City NY GO                                          5.625%          6/1/2013(1)       9,625      10,975
New York City NY GO                                          5.625%          8/1/2013(1)      15,760      18,001
New York City NY GO                                          5.625%          6/1/2014(1)       5,825       6,567
New York City NY GO                                          5.625%          8/1/2014(1)       8,605       9,717
New York City NY GO                                          5.625%          8/1/2014(1)      34,810      39,307
New York City NY GO                                           5.75%          8/1/2016         20,000      21,448
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                              1.90%         11/1/2002         20,000      20,000
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002            800         800
New York City NY Transitional Finance Auth. Rev. VRDO         1.90%         11/1/2002          1,200       1,200
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002          1,300       1,300
New York City NY Transitional Finance Auth. Rev. VRDO         1.95%         11/1/2002            100         100
New York State Dormitory Auth. Rev. (City Univ.)             6.375%          7/1/2008          1,340       1,371
New York State Dormitory Auth. Rev. (City Univ.)              7.50%          7/1/2010          5,500       6,626
New York State Dormitory Auth. Rev. (State Univ.)             7.50%         5/15/2013         13,380      17,388
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                 4.90%         11/1/2010(1)       9,215       9,922
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                 5.00%         11/1/2011(1)       8,290       8,922
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                 5.10%         11/1/2012(1)      10,115      10,878
New York State Local Govt. Assistance Corp.                   6.00%          4/1/2016          5,245       5,721
Niagara Falls NY (High School Fac.) COP                      5.875%         6/15/2019(1)       8,000       8,868
Port Auth. of New York & New Jersey Rev.                      5.50%         7/15/2014         13,620      14,453
Port Auth. of New York & New Jersey Rev.                      5.50%         7/15/2015         14,315      15,101
Port Auth. of New York & New Jersey
  Special Obligation Rev. (JFK International Airport)         6.25%         12/1/2008(1)       4,000       4,601
Triborough Bridge & Tunnel Auth. New York Rev.                5.50%          1/1/2017(ETM)    10,000      11,351
Triborough Bridge & Tunnel Auth. New York Rev.                5.25%        11/15/2018         15,000      15,963
Triborough Bridge & Tunnel Auth. New York Rev.
 (Convention Center)                                          7.25%          1/1/2010         13,500      15,958
Westchester County NY Health Care Corp. Rev.                 5.875%         11/1/2025         17,500      17,977
Westchester County NY Health Care Corp. Rev.                  6.00%         11/1/2030         21,000      21,755
                                                                                                       ---------
                                                                                                         426,007
                                                                                                       ---------
NORTH CAROLINA (2.3%)
New Hanover County NC Hosp. Rev.
 (New Haven Regional Medical Center)                          5.75%         10/1/2016(2)      12,500      13,861
North Carolina Capital Fac. Finance Agency Rev.
 (Duke Univ. Project)                                         5.25%         10/1/2039         35,000      35,735
North Carolina Eastern Muni. Power Agency Rev.                6.50%          1/1/2018(ETM)     6,665       8,269
North Carolina Medical Care Comm. Health Care Fac.
 (The Presbyterian Homes, Inc.)                              6.875%         10/1/2021          4,000       4,276
North Carolina Medical Care Comm. Health Care Fac.
 (The Presbyterian Homes, Inc.)                               7.00%         10/1/2031         15,000      16,002
North Carolina Medical Care Comm.
  Retiremenet Fac. First Mortgage Rev.
 (United Methodist Retirement Home)                           7.25%         10/1/2032         13,000      13,614
                                                                                                       ---------
                                                                                                          91,757
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
NORTHERN MARIANA ISLES (0.3%)
Northern Mariana Islands GO                                  7.375%          6/1/2030*        10,500      10,680
                                                                                                       ---------
OHIO (2.9%)
Butler County OH Transp. Improvement Dist. Rev.               5.50%          4/1/2009(4)       3,000       3,376
Cleveland OH Airport System Rev. VRDO                         1.75%         11/7/2002(4)      15,200      15,200
Hamilton County OH Hosp. Fac. Rev.
 (Health Alliance of Greater Cincinnati) VRDO                 1.83%         11/7/2002(1)       2,400       2,400
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)        5.25%         12/1/2004(9)(ETM)  2,250       2,405
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)       5.375%         12/1/2005(9)(ETM)  2,400       2,628
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)        5.20%         12/1/2006(9)(ETM)  5,000       5,533
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)        5.75%         12/1/2007(9)(ETM)  3,300       3,755
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)        5.35%         12/1/2008(9)(ETM)  4,615       5,176
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)        5.40%         12/1/2009(9)(ETM)  3,850       4,341
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                         1.90%         11/1/2002LOC       1,100       1,100
Ohio Air Quality Dev. Auth. PCR (Cleveland Electric) PUT      4.60%         10/1/2003          4,500       4,515
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT         5.80%         12/1/2004         10,000      10,259
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT            4.60%         10/1/2003          3,550       3,562
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO              2.00%         11/4/2002LOC       6,600       6,600
Ohio Water Dev. Auth. PCR
 (Pennsylvania Power Co.) PUT                                 5.90%         12/4/2004          5,200       5,345
Ohio Water Dev. Auth. PCR (Toledo-Edison) PUT                 5.58%         6/15/2004         18,800      19,060
Parma OH Hosp. Improvement Rev.
 (Parma Community General Hosp.)                              5.35%         11/1/2018          2,500       2,507
Scioto County OH Marine Terminal Fac.
 (Norfolk Southern Corp.)                                     5.30%         8/15/2013         14,750      15,029
                                                                                                       ---------
                                                                                                         112,791
                                                                                                       ---------
OKLAHOMA (1.2%)
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                                           6.75%          8/1/2004          1,560       1,558
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                                           7.30%          8/1/2015          4,000       3,991
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)           5.625%         8/15/2029         17,850      13,166
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines) PUT                                      5.80%         12/1/2004         18,000      11,970
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines) PUT                                      5.65%         12/1/2008         32,500       15,937
                                                                                                       ---------
                                                                                                          46,622
                                                                                                       ---------
OREGON (1.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                       5.25%          5/1/2021          5,000       4,994
Klamath Falls OR Electric Rev.                                5.50%          1/1/2007         11,000      11,460
Klamath Falls OR Electric Rev.                                5.75%          1/1/2013         20,000      20,037
Portland OR Sewer System Rev.                                 5.50%          6/1/2017(1)       5,000       5,341
Umatilla County OR Hosp. Fac. Auth. Rev.
 (Catholic Health Initiative)                                 5.75%         12/1/2020          3,000       3,155
Umatilla County OR Hosp. Fac. Auth. Rev.
 (Catholic Health Initiative)                                 5.50%          3/1/2032+         4,000       4,009
                                                                                                       ---------
                                                                                                          48,996
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

104
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
PENNSYLVANIA (6.4%)
Allegheny County PA Airport Rev.
 (Pittsburgh International Airport)                           5.75%          1/1/2011(1)       6,000       6,659
Beaver County PA IDA PCR (Cleveland Electric) PUT             4.60%         10/1/2003         12,950      12,998
Beaver County PA IDA PCR (Toledo Edison) PUT                  4.85%          6/1/2004         20,850      20,998
Bucks County PA IDA (Chandler Health Care)                    5.70%          5/1/2009          1,620       1,570
Bucks County PA IDA (Chandler Health Care)                    6.20%          5/1/2019          1,250       1,167
Delaware County PA Hosp. Auth. Rev.
 (Crozer Chester Medical Center)                              5.30%         12/1/2007          8,905       7,791
Delaware County PA IDA PCR (PECO Energy Co.) PUT              5.20%         10/1/2004          1,250       1,301
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                              6.10%          1/1/2006          5,500       5,799
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                              6.10%          7/1/2013         30,500      31,896
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System)                         5.50%         8/15/2023         27,700      29,254
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)                                          7.30%          7/1/2012          4,500       3,474
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)                                          7.35%          7/1/2022          7,625       5,732
Montgomery County PA Higher Educ. & Health Auth. Rev.
 (Brittany Point)                                             8.50%          1/1/2003(Prere.)  5,000       5,156
Montgomery County PA IDA PCR (PECO Energy)                    5.20%         10/1/2030         16,275      16,958
Pennsylvania Convention Center Auth. Rev.                     6.60%          9/1/2009(4)       2,500       2,752
Pennsylvania Convention Center Auth. Rev.                     6.70%          9/1/2014(4)       3,500       3,865
Pennsylvania Convention Center Auth. Rev.                     6.75%          9/1/2019(4)       3,695       4,063
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)           7.05%         12/1/2010          2,500       2,592
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)          7.125%         12/1/2015         14,000      14,580
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Carnegie Mellon Univ.) VRDO                                 1.95%         11/1/2002          3,300       3,300
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pennsylvania Health System
  Obligated Group) VRDO                                       1.85%         11/7/2002LOC       7,300       7,300
Philadelphia PA Auth. Ind. Dev. Special Fac. Rev.             7.50%          5/1/2010**        6,000       1,080
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Methodist Hosp.)                                            7.75%          7/1/2004(Prere.) 11,355      12,554
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Roxborough Memorial Hosp.)                                  7.25%          3/1/2024          9,080       8,877
Philadelphia PA Muni. Auth. Rev.                             6.125%         7/15/2008          4,000       4,148
Philadelphia PA Muni. Auth. Rev.                              6.25%         7/15/2013          5,785       5,969
Philadelphia PA Muni. Auth. Rev.                              6.30%         7/15/2017          1,750       1,802
Philadelphia PA Water & Waste Water Rev.                      7.00%         6/15/2011(3)      21,500      26,768
Sayre PA Health Care Fac. Auth. Rev.
 (VHA of Pennsylvania, Pooled Capital Asset
  Financial Program) VRDO                                     1.95%         11/6/2002(2)         700         700
                                                                                                       ---------
                                                                                                         251,103
                                                                                                       ---------
PUERTO RICO (0.3%)
Puerto Rico GO                                                5.50%          7/1/2029         10,000      10,655
                                                                                                       ---------
RHODE ISLAND (0.2%)
Rhode Island Convention Center Auth. Rev.                     5.75%      5/15/2003(2)(Prere.)  5,000       5,210
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

                                                                             105
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
SOUTH CAROLINA (0.5%)
South Carolina Jobs Econ. Dev. Auth.
  Hosp. Improvement Rev. (Palmetto Health Alliance)          7.375%        12/15/2021         19,500      21,340
                                                                                                       ---------
TENNESSEE (1.7%)
Memphis-Shelby County TN Airport Auth. Rev.                   5.05%          9/1/2012          5,000       5,164
Memphis-Shelby County TN Airport Auth. Rev.                   6.00%          3/1/2024(2)       7,450       8,049
Metro. Govt. of Nashville & Davidson County TN
  Electric Rev.                                               5.20%         5/15/2023         17,000      17,325
Metro. Govt. of Nashville & Davidson County TN GO             5.50%        10/15/2015(3)      14,935      16,512
Metro. Govt. of Nashville & Davidson County TN GO             5.50%        10/15/2016(3)      13,545      14,858
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
 (Northcrest Medical Center)                                  4.90%          8/1/2008          3,490       3,479
                                                                                                       ---------
                                                                                                          65,387
                                                                                                       ---------
TEXAS (9.2%)
Austin TX Airport System Rev.                                 6.45%        11/15/2020(1)      17,040      18,888
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   4.80%          4/1/2003         10,000       9,800
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.40%          5/1/2006         10,970       9,763
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT   5.40%          5/1/2006         24,770      22,046
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)          5.375%          4/1/2019         11,500       9,526
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT                5.20%         5/15/2008         38,000      37,752
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines) PUT              5.95%         11/1/2003         20,050      16,742
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines) PUT              6.05%         11/1/2005          6,250       3,062
Harris County TX GO                                           0.00%         10/1/2013(1)       9,630       5,956
Harris County TX GO VRDO                                      1.80%         11/6/2002            900         900
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                            1.95%         11/1/2002          1,500       1,500
Harris County TX Hosp. Dist. Rev.                             7.40%         2/15/2010(2)(ETM)  7,335       8,502
Harris County TX Hosp. Dist. Rev.                             7.40%         2/15/2010(2)      10,165      11,950
Harris County TX Hosp. Dist. Rev.                             6.00%         2/15/2014(1)      13,985      15,621
Harris County TX Sports Auth. Rev.                            0.00%        11/15/2026(1)      10,000       2,701
Harris County TX Sports Auth. Rev.                            0.00%        11/15/2028(1)      10,000       2,411
Harris County TX Sports Auth. Rev.                            0.00%        11/15/2030(1)      10,000       2,155
Hidalgo County TX Health Mission Hosp.                       6.875%         8/15/2006          7,880       7,883
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                  6.75%          7/1/2029         23,000      12,363
Houston TX Water & Sewer System Rev.                          0.00%         12/1/2010(2)       5,000       3,619
Houston TX Water & Sewer System Rev.                          0.00%         12/1/2011(2)      24,810      17,039
Houston TX Water & Sewer System Rev.                          0.00%         12/1/2012(2)      26,000      16,947
Lower Colorado River Auth. TX PCR
 (Samsung Austin Semiconductor LLC)                           6.95%          4/1/2030          9,000       9,589
Lower Colorado River Auth. TX Rev.                            6.00%         5/15/2013(4)       9,700      11,055
Odessa TX Junior College Dist. Rev.                          8.125%          6/1/2005(Prere.)  9,370      10,933
Sabine River Auth. TX PCR (Texas Util. Electric Co.) PUT      5.75%         11/1/2011         20,000      17,200
San Antonio TX Electric & Gas Rev.                            5.00%          2/1/2017(ETM)     2,560       2,755
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2016(1)(ETM)    155          81
Texas Muni. Power Agency Rev.                                 0.00%          9/1/2016         13,845       7,135
Texas Turnpike Auth. Central TX Turnpike System Rev.          0.00%         8/15/2030         55,000      12,014
----------------------------------------------------------------------------------------------------------------

106
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
                                                             COUPON              DATE          (000)       (000)
================================================================================================================
Texas Turnpike Auth. Dallas Northway Rev.
 (President George Bush Turnpike)                             0.00%          1/1/2011(2)       7,000       4,993
Texas Water Dev. Board GO                                     5.75%          8/1/2031         21,395      22,847
Tomball TX Hosp. Auth. Rev.                                   6.00%          7/1/2025          7,400       7,427
Tomball TX Hosp. Auth. Rev.                                   6.00%          7/1/2029         10,000      10,006
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)        5.30%          7/1/2007          2,250       2,251
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)        5.40%          7/1/2008          2,500       2,501
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)        5.50%          7/1/2009          2,000       2,000
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)       5.625%          7/1/2013          1,680       1,680
                                                                                                       ---------
                                                                                                         361,593
                                                                                                       ---------
UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev.             5.70%          7/1/2017(1)      12,000      13,156
Intermountain Power Agency Utah Power Supply Rev.             5.00%          7/1/2021          9,460       9,335
Intermountain Power Agency Utah Power Supply Rev.             5.00%          7/1/2021         12,500      12,439
                                                                                                       ---------
                                                                                                          34,930
                                                                                                       ---------
VIRGIN ISLANDS (1.4%)
Virgin Islands Public Finance Auth. Rev.                      5.50%         10/1/2007          6,530       7,039
Virgin Islands Public Finance Auth. Rev.                      6.00%         10/1/2008          4,915       5,223
Virgin Islands Public Finance Auth. Rev.                      5.20%         10/1/2009          3,065       3,238
Virgin Islands Public Finance Auth. Rev.                      5.75%         10/1/2013         11,000      11,153
Virgin Islands Public Finance Auth. Rev.                     5.875%         10/1/2018         19,000      19,130
Virgin Islands Public Finance Auth. Rev.                     6.375%         10/1/2019         10,000      11,068
                                                                                                       ---------
                                                                                                          56,851
                                                                                                       ---------
VIRGINIA (3.2%)
Alexandria VA Redev. & Housing Auth. Rev.
 (Portals West)                                               7.25%          4/1/2011          5,860       5,701
Alexandria VA Redev. & Housing Auth. Rev.
 (Portals West)                                               8.25%          4/1/2032            475         460
Charles City County VA IDA Solid Waste Disposal Rev.
 (Waste Management)                                          4.875%          2/1/2009          7,750       7,596
Chesterfield County VA Mortgage Rev.
 (Brandermill Woods)                                          6.50%          1/1/2028         15,759      15,432
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)        5.20%          1/1/2018          3,500       3,559
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2013(1)       2,500       2,729
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2016(1)       2,775       2,956
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2017(1)       2,000       2,114
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2018(1)       2,000       2,101
Metro. Washington Airports Auth. Airport System Rev.          5.50%         10/1/2007(1)      24,000      24,902
Pocahontas Parkway Assoc. Virginia Route 895
  Connector Toll Road Rev.                                    5.25%         8/15/2007          4,600       4,207
Pocahontas Parkway Assoc. Virginia Route 895
  Connector Toll Road Rev.                                    5.25%         8/15/2009          6,000       5,291
Pocahontas Parkway Assoc. Virginia Route 895
  Connector Toll Road Rev.                                    5.00%         8/15/2010          6,100       5,180
Pocahontas Parkway Assoc. Virginia Route 895
  Connector Toll Road Rev.                                    5.00%         8/15/2011          3,900       3,258
Pocahontas Parkway Assoc. Virginia Route 895
  Connector Toll Road Rev.                                    5.50%         8/15/2008         30,000      22,380
Virginia Beach VA Dev. Auth. Residential Care Fac.
  Mortgage Rev. (Westminster Canterbury)                      7.25%         11/1/2032          9,000       9,625
York County VA IDA PCR (VA Electric & Power Co.)              5.50%          7/1/2009+        10,000      10,150
                                                                                                       ---------
                                                                                                         127,641
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------

                                                                             107
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
================================================================================================================
                                                                                                FACE      MARKET
                                                                             MATURITY         AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                    COUPON              DATE          (000)       (000)
================================================================================================================
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2010(1)      19,550      14,371
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2011(1)      11,400       7,959
Chelan County WA Public Util. Dist. (Rock Island Hydro)       0.00%          6/1/2012(1)      19,650      13,022
Port of Seattle WA Rev.                                       5.75%          5/1/2014         15,600      16,199
Spokane WA Downtown Parking Rev. (River Park Square)          5.60%          8/1/2019          6,000       3,240
Washington (Motor Vehicle Fuel Tax) GO                        5.75%          7/1/2018(3)       6,790       7,340
                                                                                                       ---------
                                                                                                          62,131
                                                                                                       ---------
WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)    7.00%          7/1/2013(1)(ETM)  8,390      10,700
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $3,868,789)                                                                                   3,944,181
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                     82,950
Liabilities                                                                                             (81,665)
                                                                                                       ---------
                                                                                                          1,285
                                                                                                       ---------
----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                    $3,945,466
================================================================================================================

*See Note A in Notes to Financial Statements.
*Securities with an aggregate value of $9,000,000 have been segregated as initial margin for open futures contracts.
**Non-income-producing security--Interest Payments in Default.
For key to abbreviations and other references, see page 109.

================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,917,192
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses--Note E                                 (36,885)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                  75,392
  Futures Contracts                                                     (10,233)
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,945,466
================================================================================
Investor Shares--Net Assets
Applicable to 253,377,748 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $2,670,080
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $10.54
================================================================================
Admiral Shares--Net Assets
Applicable to 121,026,672 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $1,275,386
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $10.54
================================================================================

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.
+ Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2002.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     F950 122002